UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2021

Item 1.	Reports to Stockholders

Fidelity® MSCI Communication Services Index ETF
Fidelity® MSCI Consumer Discretionary Index ETF
Fidelity® MSCI Consumer Staples Index ETF
Fidelity® MSCI Energy Index ETF
Fidelity® MSCI Financials Index ETF
Fidelity® MSCI Health Care Index ETF
Fidelity® MSCI Industrials Index ETF
Fidelity® MSCI Information Technology Index ETF
Fidelity® MSCI Materials Index ETF
Fidelity® MSCI Real Estate Index ETF
Fidelity® MSCI Utilities Index ETF
Semi-Annual Report
January 31, 2021

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2021 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Semi-Annual Report	3

Note to Shareholders:
Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.
In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.
The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are "exogenous shocks" that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.
Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
4	Semi-Annual Report

Fidelity® MSCI Communication Services Index ETF
Investment Summary (Unaudited)
Top Ten Stocks as of January 31, 2021
% of fund's net assets
Facebook, Inc. Class A	14.9
Alphabet, Inc. Class C	11.1
Alphabet, Inc. Class A	11.1
The Walt Disney Co.	6.3
Netflix, Inc.	4.7
Comcast Corp. Class A	4.3
AT&T, Inc.	4.2
Verizon Communications, Inc.	3.8
Charter Communications, Inc. Class A	2.6
Activision Blizzard, Inc.	2.2
65.2

Top Industries as of January 31, 2021
* Includes short-term investments and net other assets.

Semi-Annual Report	5

Fidelity® MSCI Consumer Discretionary Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021
% of fund's net assets
Amazon.com, Inc.	22.0
Tesla, Inc.	11.9
The Home Depot, Inc.	6.0
NIKE, Inc. Class B	3.4
McDonald's Corp.	3.2
Lowe's Cos., Inc.	2.6
Starbucks Corp.	2.3
Target Corp.	1.9
MercadoLibre, Inc.	1.7
Booking Holdings, Inc.	1.6
56.6

Top Industries as of January 31, 2021
* Includes short-term investments and net other assets.

6	Semi-Annual Report

Fidelity® MSCI Consumer Staples Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021
% of fund's net assets
The Procter & Gamble Co.	14.5
Walmart, Inc.	8.9
The Coca-Cola Co.	8.9
PepsiCo, Inc.	8.6
Philip Morris International, Inc.	4.7
Costco Wholesale Corp.	4.2
Mondelez International, Inc. Class A	3.8
Altria Group, Inc.	3.3
Colgate-Palmolive Co.	3.1
The Estee Lauder Cos., Inc. Class A	2.5
62.5

Top Industries as of January 31, 2021
* Includes short-term investments and net other assets.

Semi-Annual Report	7

Fidelity® MSCI Energy Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021
% of fund's net assets
Exxon Mobil Corp.	21.8
Chevron Corp.	19.0
ConocoPhillips	5.4
Schlumberger N.V.	3.6
Phillips 66	3.4
EOG Resources, Inc.	3.4
Kinder Morgan, Inc.	3.3
Marathon Petroleum Corp.	3.3
The Williams Cos., Inc.	3.0
Pioneer Natural Resources Co.	2.9
69.1

Top Industries as of January 31, 2021
* Includes short-term investments and net other assets.

8	Semi-Annual Report

Fidelity® MSCI Financials Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021
% of fund's net assets
JPMorgan Chase & Co.	9.9
Berkshire Hathaway, Inc. Class B	8.1
Bank of America Corp.	5.8
Citigroup, Inc.	3.0
Wells Fargo & Co.	3.0
BlackRock, Inc.	2.7
Morgan Stanley	2.3
The Goldman Sachs Group, Inc.	2.2
American Express Co.	2.0
The Charles Schwab Corp.	2.0
41.0

Top Industries as of January 31, 2021
* Includes short-term investments and net other assets.

Semi-Annual Report	9

Fidelity® MSCI Health Care Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021
% of fund's net assets
Johnson & Johnson	7.9
UnitedHealth Group, Inc.	5.9
Abbott Laboratories	4.0
Thermo Fisher Scientific, Inc.	3.7
Pfizer, Inc.	3.7
Merck & Co., Inc.	3.6
AbbVie, Inc.	3.3
Eli Lilly & Co.	3.3
Danaher Corp.	2.8
Medtronic PLC	2.8
41.0

Top Industries as of January 31, 2021
* Includes short-term investments and net other assets.

10	Semi-Annual Report

Fidelity® MSCI Industrials Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021
% of fund's net assets
Honeywell International, Inc.	4.1
Union Pacific Corp.	4.0
United Parcel Service, Inc. Class B	3.3
The Boeing Co.	3.1
Raytheon Technologies Corp.	3.0
3M Co.	3.0
Caterpillar, Inc.	3.0
General Electric Co.	2.8
Deere & Co.	2.6
Lockheed Martin Corp.	2.4
31.3

Top Industries as of January 31, 2021
* Includes short-term investments and net other assets.

Semi-Annual Report	11

Fidelity® MSCI Information Technology Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021
% of fund's net assets
Apple, Inc.	21.8
Microsoft Corp.	16.1
Visa, Inc. Class A	3.1
NVIDIA Corp.	3.1
Mastercard, Inc. Class A	2.7
PayPal Holdings, Inc.	2.5
Intel Corp.	2.3
Adobe, Inc.	2.1
Salesforce.com, Inc.	2.0
Cisco Systems, Inc.	1.8
57.5

Top Industries as of January 31, 2021
* Includes short-term investments and net other assets.

12	Semi-Annual Report

Fidelity® MSCI Materials Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021
% of fund's net assets
Linde PLC	12.4
Air Products & Chemicals, Inc.	5.7
DuPont de Nemours, Inc.	5.6
The Sherwin-Williams Co.	5.4
Ecolab, Inc.	5.0
Newmont Corp.	4.6
Freeport-McMoRan, Inc.	3.8
Dow, Inc.	3.7
PPG Industries, Inc.	3.1
Corteva, Inc.	2.9
52.2

Top Industries as of January 31, 2021
* Includes short-term investments and net other assets.

Semi-Annual Report	13

Fidelity® MSCI Real Estate Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021
% of fund's net assets
American Tower Corp.	8.1
Prologis, Inc.	6.1
Crown Castle International Corp.	5.3
Equinix, Inc.	4.5
Digital Realty Trust, Inc.	3.2
Public Storage	3.0
Simon Property Group, Inc.	2.5
SBA Communications Corp.	2.5
Welltower, Inc.	2.1
Weyerhaeuser Co.	1.9
39.2

Top Industries as of January 31, 2021
* Includes short-term investments and net other assets.

14	Semi-Annual Report

Fidelity® MSCI Utilities Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021
% of fund's net assets
NextEra Energy, Inc.	15.8
Duke Energy Corp.	6.9
The Southern Co.	6.2
Dominion Energy, Inc.	6.1
Exelon Corp.	4.0
American Electric Power Co., Inc.	4.0
Sempra Energy	3.6
Xcel Energy, Inc.	3.3
Eversource Energy	3.0
American Water Works Co., Inc.	2.9
55.8

Top Industries as of January 31, 2021
* Includes short-term investments and net other assets.

Semi-Annual Report	15

Fidelity® MSCI Communication Services Index ETF
Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 11.5%
Alternative Carriers – 3.3%
Anterix, Inc. (a)	7,338	$ 266,223
Bandwidth, Inc. Class A (a)	11,542	2,056,092
Cogent Communications Holdings, Inc.	27,516	1,567,036
Globalstar, Inc. (a)	440,880	462,924
Iridium Communications, Inc. (a)	77,398	3,813,399
Liberty Global PLC Class A (a)	94,945	2,291,972
Liberty Global PLC Class C (a)	137,945	3,332,751
Liberty Latin America Ltd. Class A (a)	28,786	290,451
Liberty Latin America Ltd. Class C (a)	99,513	984,184
Lumen Technologies, Inc.	331,813	4,107,845
Vonage Holdings Corp. (a)	150,377	1,876,705
		21,049,582
Integrated Telecommunication Services – 8.2%
AT&T, Inc.	936,326	26,807,013
ATN International, Inc.	7,364	317,978
Cincinnati Bell, Inc. (a)	30,052	457,992
Consolidated Communications Holdings, Inc. (a)	46,993	286,892
Verizon Communications, Inc.	444,258	24,323,126
		52,193,001
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		73,242,583
ENTERTAINMENT – 20.4%
Interactive Home Entertainment – 5.2%
Activision Blizzard, Inc.	154,576	14,066,416
Electronic Arts, Inc.	63,130	9,040,216
Glu Mobile, Inc. (a)	92,199	812,273
Take-Two Interactive Software, Inc. (a)	29,809	5,975,214
Zynga, Inc. Class A (a)	346,297	3,431,804
		33,325,923
Movies & Entertainment – 15.2%
AMC Entertainment Holdings, Inc. Class A	35,029	464,484
Cinemark Holdings, Inc.	72,459	1,466,570
IMAX Corp. (a)	33,153	626,592
Liberty Media Corp-Liberty Braves Class A (a)	5,463	149,468
Liberty Media Corp-Liberty Braves Class C (a)	22,078	591,249
Liberty Media Corp-Liberty Formula One Class C (a)	77,888	3,133,434
Lions Gate Entertainment Corp. Class A (a)	38,345	536,447
Lions Gate Entertainment Corp. Class B (a)	75,486	933,007
Live Nation Entertainment, Inc. (a)	58,873	3,912,111
Madison Square Garden Entertainment Corp. (a)	10,080	894,600

	Shares	Value

Madison Square Garden Sports Corp. Class A (a)	10,142	$ 1,641,888
Netflix, Inc. (a)	55,621	29,612,064
Roku, Inc. (a)	27,923	10,862,885
The Walt Disney Co. (a)	238,173	40,053,553
World Wrestling Entertainment, Inc. Class A	30,170	1,699,476
		96,577,828
TOTAL ENTERTAINMENT		129,903,751
INTERACTIVE MEDIA & SERVICES – 45.6%
Interactive Media & Services – 45.6%
Alphabet, Inc. Class A (a)	38,417	70,201,689
Alphabet, Inc. Class C (a)	38,423	70,534,638
ANGI Homeservices, Inc. Class A (a)	46,246	646,519
Cargurus, Inc. (a)	53,942	1,577,804
Cars.com, Inc. (a)	43,504	505,081
Eventbrite, Inc. Class A (a)	31,952	570,343
EverQuote, Inc. Class A (a)	4,550	205,023
Facebook, Inc. Class A (a)	366,639	94,713,853
IAC/InterActiveCorp (a)	18,529	3,890,164
Match Group, Inc. (a)	59,460	8,316,076
Pinterest, Inc. Class A (a)	114,411	7,838,298
QuinStreet, Inc. (a)	30,435	644,309
Snap, Inc. Class A (a)	210,460	11,141,752
TripAdvisor, Inc. (a)	64,238	1,989,451
TrueCar, Inc. (a)	63,203	283,149
Twitter, Inc. (a)	176,803	8,933,856
Yelp, Inc. (a)	46,814	1,525,668
Zillow Group, Inc. Class A (a)	252	34,957
Zillow Group, Inc. Class C (a)	47,701	6,223,072
ZoomInfo Technologies, Inc. Class A (a)	667	32,023
TOTAL INTERACTIVE MEDIA & SERVICES		289,807,725
MEDIA – 19.7%
Advertising – 1.8%
Boston Omaha Corp. Class A (a)	10,066	274,802
Cardlytics, Inc. (a)	15,078	1,843,587
Clear Channel Outdoor Holdings, Inc. (a)	229,239	456,186
Omnicom Group, Inc.	63,466	3,959,009
TechTarget, Inc. (a)	15,520	1,159,344
The Interpublic Group of Cos., Inc.	154,750	3,724,832
		11,417,760
Broadcasting – 5.0%
AMC Networks, Inc. Class A (a)	17,587	869,150
Discovery, Inc. Class A (a)	95,541	3,957,308
Discovery, Inc. Class C (a)	131,883	4,619,861
Fox Corp. Class A	109,517	3,414,740
Fox Corp. Class B (a)	82,130	2,454,866

See accompanying notes which are an integral part of the financial statements.
16	Semi-Annual Report

Fidelity® MSCI Communication Services Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
MEDIA – continued
Broadcasting – continued
Gray Television, Inc. (a)	57,963	$ 988,269
Hemisphere Media Group, Inc. (a)	11,382	118,828
iHeartMedia, Inc. Class A (a)	38,573	560,851
Nexstar Media Group, Inc. Class A	26,474	3,009,300
Sinclair Broadcast Group, Inc. Class A	29,637	933,862
TEGNA, Inc.	134,419	2,154,737
The E.W. Scripps Co. Class A	31,604	468,055
ViacomCBS, Inc. Class B	166,371	8,068,994
		31,618,821
Cable & Satellite – 11.4%
Altice USA, Inc. Class A (a)	89,652	3,188,922
Cable One, Inc.	1,776	3,552,000
Charter Communications, Inc. Class A (a)	27,598	16,767,441
Comcast Corp. Class A	545,332	27,032,107
DISH Network Corp. Class A (a)	94,354	2,738,153
Liberty Broadband Corp. Class A (a)	15,856	2,301,816
Liberty Broadband Corp. Class C (a)	50,870	7,429,563
Liberty Media Corp-Liberty SiriusXM Class A (a)	56,736	2,293,269
Liberty Media Corp-Liberty SiriusXM Class C (a)	72,538	2,942,141
Loral Space & Communications Ltd.	7,654	194,412
MSG Networks, Inc. Class A (a)	25,841	446,274
Sirius XM Holdings, Inc.	482,443	3,020,093
WideOpenWest, Inc. (a)	33,380	355,497
		72,261,688
Publishing – 1.5%
John Wiley & Sons, Inc. Class A	29,174	1,330,626
Meredith Corp.	26,206	574,697
News Corp. Class A	195,665	3,795,901
Scholastic Corp.	19,362	498,959
The New York Times Co. Class A	65,642	3,255,187

	Shares	Value

Tribune Publishing Co.	8,218	$ 120,065
		9,575,435
TOTAL MEDIA		124,873,704
WIRELESS TELECOMMUNICATION SERVICES – 2.7%
Wireless Telecommunication Services – 2.7%
Boingo Wireless, Inc. (a)	27,640	318,965
Gogo, Inc. (a)	2,626	35,188
Shenandoah Telecommunications Co.	30,872	1,199,995
Telephone & Data Systems, Inc.	63,101	1,183,144
T-Mobile US, Inc. (a)	111,472	14,054,390
United States Cellular Corp. (a)	8,715	271,734
TOTAL WIRELESS TELECOMMUNICATION SERVICES		17,063,416
TOTAL COMMON STOCKS (Cost $489,929,370)		634,891,179
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,628,000)	1,628,000	1,628,000
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $491,557,370)		636,519,179
NET OTHER ASSETS (LIABILITIES) – (0.1%)		(924,584)
NET ASSETS – 100.0%		$ 635,594,595

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Communication Services Select Sector Index Contracts (United States)	7	March 2021	$612,150	$(2,341)	$(2,341)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	17

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 634,891,179	$ 634,891,179	$ —	$ —
Money Market Funds	1,628,000	1,628,000	—	—
Total Investments in Securities:	$ 636,519,179	$ 636,519,179	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (2,341)	$ (2,341)	$ —	$ —
Total Liabilities	$ (2,341)	$ (2,341)	$ —	$ —
Total Derivative Instruments:	$ (2,341)	$ (2,341)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(2,341)
Total Equity Risk	0	(2,341)
Total Value of Derivatives	$0	$(2,341)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
18	Semi-Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
AUTO COMPONENTS – 2.6%
Auto Parts & Equipment – 2.5%
Adient PLC (a)	35,302	$ 1,139,902
American Axle & Manufacturing Holdings, Inc. (a)	76,342	672,573
Aptiv PLC	77,517	10,356,271
Autoliv, Inc.	26,992	2,394,460
BorgWarner, Inc.	77,157	3,239,822
Dana, Inc.	58,733	1,137,071
Dorman Products, Inc. (a)	11,742	1,066,526
Fox Factory Holding Corp. (a)	15,015	1,796,395
Gentex Corp.	79,003	2,611,049
Gentherm, Inc. (a)	14,623	895,805
LCI Industries	9,689	1,253,563
Lear Corp.	18,079	2,725,590
Patrick Industries, Inc.	1,009	69,681
Standard Motor Products, Inc.	14,268	559,734
Stoneridge, Inc. (a)	19,600	538,020
Tenneco, Inc. Class A (a)	51,077	515,878
Veoneer, Inc. (a)	46,446	1,221,065
Visteon Corp. (a)	10,711	1,365,438
Workhorse Group, Inc. (a)	2,672	91,703
XPEL, Inc. (a)	1,775	85,218
		33,735,764
Tires & Rubber – 0.1%
Cooper Tire & Rubber Co.	23,648	869,064
The Goodyear Tire & Rubber Co.	100,016	1,055,169
		1,924,233
TOTAL AUTO COMPONENTS		35,659,997
AUTOMOBILES – 14.6%
Automobile Manufacturers – 14.4%
Ford Motor Co.	1,121,488	11,809,269
General Motors Co.	363,727	18,433,684
Tesla, Inc. (a)	202,887	160,996,921
Thor Industries, Inc.	18,953	2,293,503
Winnebago Industries, Inc.	14,498	1,001,232
		194,534,609
Motorcycle Manufacturers – 0.2%
Harley-Davidson, Inc.	52,547	2,106,609
TOTAL AUTOMOBILES		196,641,218
DISTRIBUTORS – 0.9%
Distributors – 0.9%
Core-Mark Holding Co., Inc.	24,228	743,073
Genuine Parts Co.	43,615	4,094,576
LKQ Corp. (a)	90,176	3,164,276
Pool Corp.	12,100	4,285,578
TOTAL DISTRIBUTORS		12,287,503

	Shares	Value
DIVERSIFIED CONSUMER SERVICES – 1.7%
Education Services – 1.0%
Adtalem Global Education, Inc. (a)	25,390	$ 979,800
American Public Education, Inc. (a)	15,146	435,902
Bright Horizons Family Solutions, Inc. (a)	18,953	2,880,287
Chegg, Inc. (a)	38,388	3,656,841
Graham Holdings Co. Class B	1,851	1,051,572
Grand Canyon Education, Inc. (a)	16,945	1,439,308
Laureate Education, Inc. Class A (a)	52,737	686,108
Perdoceo Education Corp. (a)	44,007	520,603
Strategic Education, Inc.	9,570	845,701
Stride, Inc. (a)	26,236	675,577
		13,171,699
Specialized Consumer Services – 0.7%
Carriage Services, Inc.	16,738	554,363
Collectors Universe, Inc.	899	82,088
Franchise Group, Inc.	2,294	83,226
Frontdoor, Inc. (a)	31,122	1,712,955
H&R Block, Inc.	76,040	1,310,169
OneSpaWorld Holdings Ltd.	53,475	507,478
Service Corp. International	56,401	2,844,302
Terminix Global Holdings Inc. (a)	43,861	2,091,292
WW International, Inc. (a)	26,264	697,572
		9,883,445
TOTAL DIVERSIFIED CONSUMER SERVICES		23,055,144
HOTELS, RESTAURANTS & LEISURE – 14.3%
Casinos & Gaming – 2.1%
Accel Entertainment, Inc. (a)	48,116	463,357
Bally's Corp.	12,223	641,463
Boyd Gaming Corp.	32,012	1,445,662
Caesars Entertainment, Inc. (a)	54,518	3,837,522
Churchill Downs, Inc.	11,639	2,181,731
DraftKings, Inc. Class A (a)	1,270	68,720
Everi Holdings, Inc. (a)	50,221	656,891
Las Vegas Sands Corp.	101,512	4,881,712
MGM Resorts International	141,626	4,044,839
Monarch Casino & Resort, Inc. (a)	9,748	515,182
Penn National Gaming, Inc. (a)	46,816	4,855,755
Red Rock Resorts, Inc. Class A	33,185	779,184
Scientific Games Corp. Class A (a)	24,388	956,497
Wynn Resorts Ltd.	30,099	2,995,753
		28,324,268
Hotels, Resorts & Cruise Lines – 2.6%
Carnival Corp.	157,096	2,932,982
Choice Hotels International, Inc.	13,602	1,368,905
Extended Stay America, Inc.	75,083	1,102,219
Hilton Grand Vacations, Inc. (a)	34,447	1,023,765
Hilton Worldwide Holdings, Inc.	80,009	8,112,113

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	19

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – continued
Hyatt Hotels Corp. Class A	944	$ 61,983
Lindblad Expeditions Holdings, Inc. (a)	32,354	507,958
Marriott International, Inc. Class A	79,055	9,194,887
Marriott Vacations Worldwide Corp.	14,165	1,738,895
Norwegian Cruise Line Holdings Ltd. (a)	95,178	2,155,782
Playa Hotels & Resorts N.V. (a)	116,803	621,392
Royal Caribbean Cruises Ltd.	55,705	3,620,825
Wyndham Destinations, Inc.	32,393	1,433,066
Wyndham Hotels & Resorts, Inc.	32,472	1,888,896
		35,763,668
Leisure Facilities – 0.5%
Planet Fitness, Inc. Class A (a)	26,972	1,941,984
SeaWorld Entertainment, Inc. (a)	26,167	747,591
Six Flags Entertainment Corp.	32,046	1,095,973
Vail Resorts, Inc.	12,446	3,310,138
		7,095,686
Restaurants – 9.1%
Aramark	72,908	2,500,015
BJ's Restaurants, Inc. (a)	15,635	730,780
Bloomin' Brands, Inc.	40,100	844,907
Brinker International, Inc.	18,386	1,082,568
Chipotle Mexican Grill, Inc. (a)	7,518	11,126,640
Cracker Barrel Old Country Store, Inc.	8,946	1,210,483
Darden Restaurants, Inc.	39,108	4,571,334
Dave & Buster's Entertainment, Inc.	24,322	827,435
Denny's Corp. (a)	44,531	700,473
Dine Brands Global, Inc.	10,337	710,772
Domino's Pizza, Inc.	11,563	4,287,098
El Pollo Loco Holdings, Inc. (a)	20,900	425,315
Jack in the Box, Inc.	9,838	926,149
McDonald's Corp.	206,480	42,914,803
Papa John's International, Inc.	12,287	1,256,714
Ruth's Hospitality Group, Inc.	30,726	558,906
Shake Shack, Inc. Class A (a)	13,705	1,554,421
Starbucks Corp.	325,593	31,520,658
Texas Roadhouse, Inc.	22,965	1,750,163
The Cheesecake Factory, Inc.	21,874	983,674
The Wendy's Co.	69,165	1,410,966
Wingstop, Inc.	10,840	1,626,542
Yum! Brands, Inc.	85,973	8,725,400
		122,246,216
TOTAL HOTELS, RESTAURANTS & LEISURE		193,429,838
HOUSEHOLD DURABLES – 4.8%
Consumer Electronics – 0.6%
Garmin Ltd.	42,738	4,908,887
GoPro, Inc. Class A (a)	77,395	692,685

	Shares	Value

Sonos, Inc. (a)	39,566	$1,034,651
Universal Electronics, Inc. (a)	10,982	595,664
		7,231,887
Home Furnishings – 0.6%
Ethan Allen Interiors, Inc.	25,060	592,669
La-Z-Boy, Inc.	21,686	839,682
Leggett & Platt, Inc.	45,493	1,865,213
Mohawk Industries, Inc. (a)	19,439	2,791,440
Purple Innovation, Inc. (a)	2,187	74,445
Tempur Sealy International, Inc. (a)	64,837	1,711,697
The Lovesac Co. (a)	2,344	132,530
		8,007,676
Homebuilding – 2.9%
Cavco Industries, Inc. (a)	4,333	817,464
Century Communities, Inc. (a)	15,630	733,672
D.R. Horton, Inc.	100,594	7,725,619
Green Brick Partners, Inc. (a)	26,839	534,096
Installed Building Products, Inc. (a)	9,981	1,047,306
KB Home	32,790	1,365,376
Lennar Corp. Class A	80,516	6,694,906
LGI Homes, Inc. (a)	9,168	978,317
M.D.C. Holdings, Inc.	22,131	1,151,255
M/I Homes, Inc. (a)	15,632	771,752
Meritage Homes Corp. (a)	14,548	1,167,623
NVR, Inc. (a)	1,061	4,717,715
PulteGroup, Inc.	82,362	3,582,747
Skyline Champion Corp. (a)	25,783	867,082
Taylor Morrison Home Corp. (a)	47,556	1,235,505
Toll Brothers, Inc.	41,308	2,110,839
TopBuild Corp. (a)	11,053	2,210,047
Tri Pointe Homes, Inc. (a)	56,745	1,146,249
		38,857,570
Household Appliances – 0.5%
Helen of Troy Ltd. (a)	8,693	2,123,265
iRobot Corp. (a)	12,009	1,442,281
Whirlpool Corp.	19,146	3,543,733
		7,109,279
Housewares & Specialties – 0.2%
Newell Brands, Inc.	129,074	3,100,357
Tupperware Brands Corp. (a)	1,808	54,385
		3,154,742
TOTAL HOUSEHOLD DURABLES		64,361,154
INTERNET & DIRECT MARKETING RETAIL – 28.6%
Internet & Direct Marketing Retail – 28.6%
1-800-FLOWERS.com, Inc. Class A (a)	21,155	650,093
Amazon.com, Inc. (a)	92,734	297,323,751
Booking Holdings, Inc. (a)	11,460	22,282,022
CarParts.com, Inc. (a)	4,922	77,325
Chewy, Inc. Class A (a)	908	92,453
See accompanying notes which are an integral part of the financial statements.
20	Semi-Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
INTERNET & DIRECT MARKETING RETAIL – continued
Internet & Direct Marketing Retail – continued
Duluth Holdings, Inc. Class B (a)	5,814	$ 72,501
eBay, Inc.	200,828	11,348,790
Etsy, Inc. (a)	34,937	6,955,607
Expedia Group, Inc.	40,442	5,018,852
Groupon, Inc. (a)	16,162	552,256
GrubHub, Inc. (a)	30,624	2,305,069
Lands' End, Inc. (a)	14,015	386,954
Magnite, Inc. (a)	40,266	1,394,814
MercadoLibre, Inc. (a)	12,581	22,388,015
Overstock.com, Inc. (a)	17,647	1,369,407
PetMed Express, Inc.	16,967	648,139
Quotient Technology, Inc. (a)	59,680	528,765
Qurate Retail, Inc. Class A	141,859	1,787,423
Revolve Group, Inc. (a)	16,579	616,076
Shutterstock, Inc.	10,663	692,988
Stamps.com, Inc. (a)	6,344	1,448,399
Stitch Fix, Inc. Class A (a)	20,275	1,935,046
The RealReal, Inc. (a)	23,512	556,764
Wayfair, Inc. Class A (a)	19,420	5,288,454
TOTAL INTERNET & DIRECT MARKETING RETAIL		385,719,963
LEISURE PRODUCTS – 1.9%
Leisure Products – 1.9%
Acushnet Holdings Corp.	19,262	786,275
Brunswick Corp.	26,518	2,292,746
Callaway Golf Co.	39,869	1,111,946
Hasbro, Inc.	39,969	3,749,892
Johnson Outdoors, Inc. Class A	5,151	561,614
Malibu Boats, Inc. Class A (a)	11,210	785,933
Mattel, Inc. (a)	117,432	2,127,868
Nautilus, Inc. (a)	3,538	86,716
Peloton Interactive, Inc. Class A (a)	56,388	8,239,979
Polaris, Inc.	19,932	2,325,466
Smith & Wesson Brands, Inc.	35,840	593,510
Sturm Ruger & Co., Inc.	10,371	657,107
Vista Outdoor, Inc. (a)	30,402	886,826
YETI Holdings, Inc. (a)	25,624	1,686,572
TOTAL LEISURE PRODUCTS		25,892,450
MEDIA – 0.0%
Broadcasting – 0.0%
Media General, Inc. (a)(b)	7,026	0
MULTILINE RETAIL – 4.1%
Department Stores – 0.5%
Dillard's, Inc. Class A	8,877	779,489
Kohl's Corp.	53,300	2,348,398
Macy's, Inc.	112,357	1,689,849

	Shares	Value

Nordstrom, Inc.	42,519	$ 1,507,299
		6,325,035
General Merchandise Stores – 3.6%
Big Lots, Inc.	19,390	1,157,195
Dollar General Corp.	70,460	13,712,221
Dollar Tree, Inc. (a)	68,641	6,978,044
Ollie's Bargain Outlet Holdings, Inc. (a)	19,924	1,887,401
Target Corp.	140,118	25,385,178
		49,120,039
TOTAL MULTILINE RETAIL		55,445,074
SPECIALTY RETAIL – 19.6%
Apparel Retail – 3.9%
Abercrombie & Fitch Co. Class A	35,673	822,976
American Eagle Outfitters, Inc.	62,021	1,407,256
Boot Barn Holdings, Inc. (a)	17,121	980,006
Burlington Stores, Inc. (a)	19,792	4,926,229
Designer Brands, Inc. Class A	65,684	804,629
Foot Locker, Inc.	37,017	1,622,085
Genesco, Inc. (a)	15,214	590,455
Guess?, Inc.	29,743	690,632
L Brands, Inc.	74,843	3,050,601
Ross Stores, Inc.	101,506	11,296,603
Shoe Carnival, Inc.	10,015	470,605
The Buckle, Inc.	20,528	807,161
The Children's Place, Inc.	11,293	829,697
The Gap, Inc. (a)	79,452	1,608,903
The TJX Cos., Inc.	336,303	21,536,844
Urban Outfitters, Inc. (a)	31,384	860,863
Zumiez, Inc. (a)	15,920	685,834
		52,991,379
Automotive Retail – 3.1%
Advance Auto Parts, Inc.	21,339	3,182,498
America's Car-Mart, Inc. (a)	5,117	607,797
Arko Corp. (a)	6,838	63,252
Asbury Automotive Group, Inc. (a)	7,971	1,136,744
AutoNation, Inc. (a)	21,252	1,514,843
AutoZone, Inc. (a)	6,760	7,560,181
Camping World Holdings, Inc. Class A	23,284	795,381
CarMax, Inc. (a)	48,753	5,742,128
Carvana Co. (a)	18,619	4,863,097
Group 1 Automotive, Inc.	7,900	1,087,198
Lithia Motors, Inc. Class A	8,487	2,704,637
Monro, Inc.	16,160	944,875
Murphy USA, Inc.	10,482	1,305,743
O'Reilly Automotive, Inc. (a)	21,277	9,052,725
Penske Automotive Group, Inc.	15,284	914,595
Sonic Automotive, Inc. Class A	16,144	660,774

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	21

Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Automotive Retail – continued
Vroom, Inc. (a)	1,823	$ 67,141
		42,203,609
Computer & Electronics Retail – 1.5%
Best Buy Co., Inc.	67,442	7,339,038
GameStop Corp. Class A (a)	34,484	11,207,300
Rent-A-Center, Inc.	23,079	999,321
		19,545,659
Home Improvement Retail – 8.8%
Floor & Decor Holdings, Inc. Class A (a)	26,697	2,457,993
GrowGeneration Corp. (a)	2,551	110,177
Lowe's Cos., Inc.	210,340	35,095,229
Lumber Liquidators Holdings, Inc. (a)	2,276	63,637
The Home Depot, Inc.	297,295	80,513,432
		118,240,468
Homefurnishing Retail – 0.7%
At Home Group, Inc. (a)	3,928	95,725
Bed Bath & Beyond, Inc.	53,177	1,878,744
Haverty Furniture Companies, Inc.	17,911	585,511
RH (a)	5,060	2,405,322
Sleep Number Corp. (a)	12,015	1,294,496
The Aaron's Co., Inc. (a)	12,462	211,106
Williams-Sonoma, Inc.	24,997	3,222,613
		9,693,517
Specialty Stores – 1.6%
Dick's Sporting Goods, Inc.	24,829	1,663,791
Five Below, Inc. (a)	17,759	3,120,789
Hibbett Sports, Inc. (a)	12,384	699,077
MarineMax, Inc. (a)	15,788	660,412
National Vision Holdings, Inc. (a)	30,266	1,403,434
Sally Beauty Holdings, Inc. (a)	60,447	912,750
Signet Jewelers Ltd.	28,615	1,162,341
Sportsman's Warehouse Holdings, Inc. (a)	4,702	82,379
The Michaels Cos., Inc. (a)	52,740	817,470
The ODP Corp.	27,474	1,172,865
Tractor Supply Co.	34,656	4,912,142
Ulta Beauty, Inc. (a)	16,205	4,533,511
Winmark Corp.	2,844	485,272
		21,626,233
TOTAL SPECIALTY RETAIL		264,300,865
TEXTILES, APPAREL & LUXURY GOODS – 6.8%
Apparel, Accessories & Luxury Goods – 2.8%
Capri Holdings Ltd. (a)	48,382	2,015,594

	Shares	Value

Carter's, Inc.	16,066	$ 1,414,451
Columbia Sportswear Co.	12,313	1,076,895
G-III Apparel Group Ltd. (a)	28,132	760,689
Hanesbrands, Inc.	122,184	1,868,193
Kontoor Brands, Inc.	22,307	805,729
Levi Strauss & Co. Class A	35,029	690,422
Lululemon Athletica, Inc. (a)	35,034	11,514,975
Oxford Industries, Inc.	10,497	684,824
PVH Corp.	23,643	2,015,802
Ralph Lauren Corp.	17,058	1,723,711
Tapestry, Inc.	88,479	2,797,706
Under Armour, Inc. Class A (a)	73,255	1,281,963
Under Armour, Inc. Class C (a)	78,865	1,180,609
VF Corp.	95,927	7,373,908
		37,205,471
Footwear – 4.0%
Crocs, Inc. (a)	24,703	1,729,704
Deckers Outdoor Corp. (a)	9,022	2,634,244
NIKE, Inc. Class B	344,692	46,047,404
Skechers U.S.A., Inc. Class A (a)	48,175	1,661,074
Steven Madden Ltd.	32,474	1,091,126
Wolverine World Wide, Inc.	34,392	984,987
		54,148,539
TOTAL TEXTILES, APPAREL & LUXURY GOODS		91,354,010
TOTAL COMMON STOCKS (Cost $957,282,084)		1,348,147,216
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (c) (Cost $1,680,000)	1,680,000	1,680,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $958,962,084)		1,349,827,216
NET OTHER ASSETS (LIABILITIES) – 0.0%		65,468
NET ASSETS – 100.0%		$ 1,349,892,684

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
22	Semi-Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	3	March 2021	$ 310,230	$ (3,402)	$ (3,402)
CME E-mini S&P Consumer Discretionary Select Sector Index Contracts (United States)	8	March 2021	1,308,320	(11,209)	(11,209)
Total Equity Index Contracts					$ (14,611)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,348,147,216	$ 1,348,147,216	$ —	$ —
Money Market Funds	1,680,000	1,680,000	—	—
Total Investments in Securities:	$ 1,349,827,216	$ 1,349,827,216	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (14,611)	$ (14,611)	$ —	$ —
Total Liabilities	$ (14,611)	$ (14,611)	$ —	$ —
Total Derivative Instruments:	$ (14,611)	$ (14,611)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(14,611)
Total Equity Risk	0	(14,611)
Total Value of Derivatives	$0	$(14,611)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	23

Fidelity® MSCI Consumer Staples Index ETF
Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BEVERAGES – 23.6%
Brewers – 1.0%
Molson Coors Beverage Co. Class B	82,603	$4,143,367
The Boston Beer Co., Inc. Class A (a)	4,681	4,291,962
		8,435,329
Distillers & Vintners – 2.9%
Brown-Forman Corp. Class B	130,168	9,329,141
Constellation Brands, Inc. Class A	68,058	14,355,474
MGP Ingredients, Inc.	12,276	710,780
		24,395,395
Soft Drinks – 19.7%
Celsius Holdings, Inc. (a)	2,499	133,447
Coca-Cola Bottling Co. Consolidated	3,678	981,511
Keurig Dr Pepper, Inc.	63,812	2,029,221
Monster Beverage Corp. (a)	168,611	14,640,493
National Beverage Corp.	13,848	2,098,526
PepsiCo, Inc.	533,785	72,899,017
The Coca-Cola Co.	1,564,585	75,334,768
		168,116,983
TOTAL BEVERAGES		200,947,707
FOOD & STAPLES RETAILING – 20.9%
Drug Retail – 2.1%
Rite Aid Corp. (a)	80,952	2,128,228
Walgreens Boots Alliance, Inc.	318,772	16,018,293
		18,146,521
Food Distributors – 2.9%
Performance Food Group Co. (a)	58,420	2,738,729
SpartanNash Co.	49,082	908,999
Sysco Corp.	205,286	14,680,002
The Andersons, Inc.	28,409	653,407
The Chefs' Warehouse, Inc. (a)	30,979	845,417
United Natural Foods, Inc. (a)	58,076	1,572,698
US Foods Holding Corp. (a)	97,813	3,031,225
		24,430,477
Food Retail – 2.2%
Casey's General Stores, Inc.	17,763	3,330,207
Grocery Outlet Holding Corp. (a)	6,267	267,538
Ingles Markets, Inc. Class A	18,944	900,977
Sprouts Farmers Market, Inc. (a)	70,364	1,593,745
The Kroger Co.	340,921	11,761,774
Village Super Market, Inc. Class A	13,432	283,012
Weis Markets, Inc.	17,881	881,176
		19,018,429
Hypermarkets & Super Centers – 13.7%
BJ's Wholesale Club Holdings, Inc. (a)	67,281	2,830,512
Costco Wholesale Corp.	102,188	36,014,117
PriceSmart, Inc.	17,164	1,611,356

	Shares	Value

Walmart, Inc.	541,406	$ 76,062,129
		116,518,114
TOTAL FOOD & STAPLES RETAILING		178,113,541
FOOD PRODUCTS – 19.7%
Agricultural Products – 2.9%
Archer-Daniels-Midland Co.	235,579	11,781,306
Bunge Ltd.	64,364	4,211,980
Darling Ingredients, Inc. (a)	88,010	5,457,500
Fresh Del Monte Produce, Inc.	30,057	735,495
Ingredion, Inc.	31,938	2,410,361
		24,596,642
Packaged Foods & Meats – 16.8%
B&G Foods, Inc.	45,336	1,726,395
Beyond Meat, Inc. (a)	850	151,368
Calavo Growers, Inc.	11,562	880,446
Cal-Maine Foods, Inc. (a)	23,175	888,530
Campbell Soup Co.	80,214	3,859,096
Conagra Brands, Inc.	207,215	7,169,639
Flowers Foods, Inc.	94,089	2,160,283
Freshpet, Inc. (a)	24,567	3,422,429
General Mills, Inc.	244,348	14,196,619
Hormel Foods Corp.	127,400	5,969,964
Hostess Brands, Inc. (a)	90,172	1,384,140
J&J Snack Foods Corp.	8,581	1,309,975
John B Sanfilippo & Son, Inc.	9,053	728,133
Kellogg Co.	109,905	6,477,801
Lamb Weston Holdings, Inc.	65,056	4,859,683
Lancaster Colony Corp.	10,604	1,851,246
Landec Corp. (a)	41,210	439,299
McCormick & Co., Inc. (non-vtg.)	102,599	9,186,714
Mondelez International, Inc. Class A	578,611	32,078,194
Pilgrim's Pride Corp. (a)	40,855	791,770
Post Holdings, Inc. (a)	29,526	2,800,541
Sanderson Farms, Inc.	11,454	1,559,920
Seaboard Corp.	217	682,728
The Hain Celestial Group, Inc. (a)	57,281	2,382,030
The Hershey Co.	61,841	8,994,155
The JM Smucker Co.	48,472	5,642,626
The Kraft Heinz Co.	280,027	9,383,705
The Simply Good Foods Co. (a)	58,099	1,658,145
Tootsie Roll Industries, Inc.	18,761	742,560
TreeHouse Foods, Inc. (a)	30,232	1,276,697
Tyson Foods, Inc. Class A	122,577	7,882,927
Utz Brands, Inc.	4,240	99,979
Vital Farms, Inc. (a)	2,804	69,343
		142,707,080
TOTAL FOOD PRODUCTS		167,303,722

See accompanying notes which are an integral part of the financial statements.
24	Semi-Annual Report

Fidelity® MSCI Consumer Staples Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HOUSEHOLD PRODUCTS – 23.1%
Household Products – 23.1%
Central Garden and Pet Co. (a)	15,042	$ 636,126
Central Garden and Pet Co. Class A (a)	32,878	1,282,242
Church & Dwight Co., Inc.	107,188	9,049,883
Colgate-Palmolive Co.	332,266	25,916,748
Energizer Holdings, Inc.	35,915	1,574,514
Kimberly-Clark Corp.	141,654	18,712,493
Spectrum Brands Holdings, Inc.	27,764	2,098,125
The Clorox Co.	53,612	11,229,570
The Procter & Gamble Co.	963,606	123,543,925
WD-40 Co.	8,966	2,729,340
TOTAL HOUSEHOLD PRODUCTS		196,772,966
PERSONAL PRODUCTS – 4.0%
Personal Products – 4.0%
BellRing Brands, Inc. Class A (a)	4,395	102,228
Coty, Inc. Class A	156,483	996,797
Edgewell Personal Care Co.	35,640	1,190,376
elf Beauty, Inc. (a)	34,716	755,420
Herbalife Nutrition Ltd. (a)	58,198	2,965,770
Inter Parfums, Inc.	15,555	967,210
Medifast, Inc.	11,170	2,621,264
Nu Skin Enterprises, Inc. Class A	30,887	1,787,431
The Estee Lauder Cos., Inc. Class A	90,823	21,493,263
USANA Health Sciences, Inc. (a)	11,532	954,388
TOTAL PERSONAL PRODUCTS		33,834,147

	Shares	Value
TOBACCO – 8.4%
Tobacco – 8.4%
Altria Group, Inc.	687,227	$ 28,231,285
Philip Morris International, Inc.	504,168	40,156,981
Turning Point Brands, Inc.	17,846	840,546
Universal Corp.	17,625	808,459
Vector Group Ltd.	97,963	1,150,086
TOTAL TOBACCO		71,187,357
TOTAL COMMON STOCKS (Cost $786,019,139)		848,159,440
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,170,000)	1,170,000	1,170,000
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $787,189,139)		849,329,440
NET OTHER ASSETS (LIABILITIES) – 0.2%		1,397,618
NET ASSETS – 100.0%		$ 850,727,058

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	March 2021	$ 103,410	$ (4,142)	$ (4,142)
CME E-mini S&P Consumer Staples Select Sector Index Contracts (United States)	36	March 2021	2,317,320	(77,447)	(77,447)
Total Equity Index Contracts					$ (81,589)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	25

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 848,159,440	$ 848,159,440	$ —	$ —
Money Market Funds	1,170,000	1,170,000	—	—
Total Investments in Securities:	$ 849,329,440	$ 849,329,440	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (81,589)	$ (81,589)	$ —	$ —
Total Liabilities	$ (81,589)	$ (81,589)	$ —	$ —
Total Derivative Instruments:	$ (81,589)	$ (81,589)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(81,589)
Total Equity Risk	0	(81,589)
Total Value of Derivatives	$0	$(81,589)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
26	Semi-Annual Report

Fidelity® MSCI Energy Index ETF
Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 10.7%
Oil & Gas Drilling – 0.8%
Helmerich & Payne, Inc.	86,094	$ 2,090,362
Patterson-UTI Energy, Inc.	166,790	1,025,759
Transocean Ltd. (a)	522,801	1,756,611
		4,872,732
Oil & Gas Equipment & Services – 9.9%
Archrock, Inc.	113,184	1,003,942
Baker Hughes Co.	483,738	9,718,297
Bristow Group, Inc. (a)	4,869	117,879
Cactus, Inc. Class A	40,127	1,051,327
ChampionX Corp. (a)	150,681	2,303,913
Core Laboratories N.V.	38,225	1,260,661
DMC Global, Inc.	14,153	809,127
Dril-Quip, Inc. (a)	29,381	884,956
Frank's International N.V. (a)	133,453	370,999
Halliburton Co.	648,784	11,438,062
Helix Energy Solutions Group, Inc. (a)	137,636	567,060
Liberty Oilfield Services, Inc. Class A	65,905	792,178
NexTier Oilfield Solitions, Inc. (a)	164,028	544,573
NOV, Inc.	291,713	3,611,407
Oceaneering International, Inc. (a)	94,167	795,711
ProPetro Holding Corp. (a)	81,690	652,703
RPC, Inc. (a)	76,942	343,161
Schlumberger N.V.	1,017,087	22,589,502
Select Energy Services, Inc. Class A (a)	69,366	348,217
TechnipFMC PLC	325,588	3,480,536
		62,684,211
TOTAL ENERGY EQUIPMENT & SERVICES		67,556,943
OIL, GAS & CONSUMABLE FUELS – 89.0%
Coal & Consumable Fuels – 0.1%
Arch Resources, Inc.	13,458	644,907
Integrated Oil & Gas – 42.9%
Chevron Corp.	1,410,124	120,142,565
Exxon Mobil Corp.	3,079,527	138,085,991
Occidental Petroleum Corp.	660,457	13,248,767
		271,477,323
Oil & Gas Exploration & Production – 22.8%
Antero Resources Corp. (a)	204,065	1,416,211
Apache Corp.	283,472	4,047,980
Bonanza Creek Energy, Inc. (a)	17,612	363,864
Brigham Minerals, Inc. Class A	43,098	577,082
Cabot Oil & Gas Corp.	297,381	5,450,994
Cimarex Energy Co.	78,570	3,314,083
CNX Resources Corp. (a)	178,000	2,255,260
ConocoPhillips	846,589	33,888,958
Continental Resources, Inc.	74,003	1,457,119
Devon Energy Corp.	462,050	7,605,343
Diamondback Energy, Inc.	118,241	6,703,082

	Shares	Value

EOG Resources, Inc.	425,821	$ 21,699,838
EQT Corp.	195,995	3,196,678
Hess Corp.	202,705	10,942,016
Kosmos Energy Ltd.	376,053	834,838
Magnolia Oil & Gas Corp. Class A (a)	109,802	930,023
Marathon Oil Corp.	598,707	4,334,639
Matador Resources Co. (a)	93,382	1,426,877
Murphy Oil Corp.	116,111	1,436,293
Ovintiv, Inc.	200,362	3,157,705
PDC Energy, Inc. (a)	80,963	1,757,707
Pioneer Natural Resources Co.	152,942	18,490,688
Range Resources Corp.	185,545	1,708,869
Southwestern Energy Co. (a)	542,722	2,046,062
Talos Energy, Inc. (a)	43,828	370,785
Texas Pacific Land Corp.	4,744	3,948,146
Viper Energy Partners LP	56,205	772,257
		144,133,397
Oil & Gas Refining & Marketing – 11.3%
Alto Ingredients, Inc. (a)	20,430	138,515
Clean Energy Fuels Corp. (a)	151,759	1,552,495
CVR Energy, Inc.	29,294	500,927
Delek US Holdings, Inc.	61,485	1,153,459
Green Plains, Inc. (a)	6,911	132,760
HollyFrontier Corp.	117,031	3,330,702
Marathon Petroleum Corp.	477,862	20,624,524
Par Pacific Holdings, Inc. (a)	42,145	559,686
PBF Energy, Inc. Class A	88,924	753,186
Phillips 66	321,474	21,795,937
Renewable Energy Group, Inc. (a)	22,858	2,048,077
REX American Resources Corp. (a)	5,943	454,640
Valero Energy Corp.	300,480	16,956,086
World Fuel Services Corp.	51,045	1,561,467
		71,562,461
Oil & Gas Storage & Transportation – 11.9%
Antero Midstream Corp.	228,049	1,847,197
Cheniere Energy, Inc. (a)	168,132	10,647,799
Dorian LPG Ltd. (a)	42,493	492,494
EnLink Midstream LLC (a)	236,304	919,222
Equitrans Midstream Corp.	314,784	2,093,314
International Seaways, Inc.	24,868	398,137
Kinder Morgan, Inc.	1,491,357	20,998,306
ONEOK, Inc.	323,541	12,886,638
Plains GP Holdings LP Class A (a)	143,156	1,236,868
Targa Resources Corp.	176,902	4,841,808
The Williams Cos., Inc.	888,610	18,865,190
		75,226,973
TOTAL OIL, GAS & CONSUMABLE FUELS		563,045,061
TOTAL COMMON STOCKS (Cost $778,579,717)		630,602,004

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	27

Money Market Fund – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,050,000)	1,050,000	$ 1,050,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $779,629,717)		631,652,004
NET OTHER ASSETS (LIABILITIES) – 0.1%		823,770
NET ASSETS – 100.0%		$ 632,475,774

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Energy Select Sector Index Contracts (United States)	44	March 2021	$1,793,000	$(96,436)	$(96,436)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 630,602,004	$ 630,602,004	$ —	$ —
Money Market Funds	1,050,000	1,050,000	—	—
Total Investments in Securities:	$ 631,652,004	$ 631,652,004	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (96,436)	$ (96,436)	$ —	$ —
Total Liabilities	$ (96,436)	$ (96,436)	$ —	$ —
Total Derivative Instruments:	$ (96,436)	$ (96,436)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(96,436)
Total Equity Risk	0	(96,436)
Total Value of Derivatives	$0	$(96,436)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
28	Semi-Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
BANKS – 37.7%
Diversified Banks – 23.2%
Bank of America Corp.	1,785,473	$ 52,939,275
Citigroup, Inc.	476,718	27,644,877
JPMorgan Chase & Co.	697,809	89,787,084
US Bancorp	310,480	13,304,068
Wells Fargo & Co.	896,266	26,780,428
		210,455,732
Regional Banks – 14.5%
1st Source Corp.	4,605	181,207
Allegiance Bancshares, Inc.	4,245	149,339
Altabancorp	3,693	118,952
Amalgamated Bank Class A	3,257	47,748
Amerant Bancorp, Inc. (a)	5,585	79,642
Ameris Bancorp	14,233	556,653
Arrow Financial Corp.	3,549	104,341
Associated Banc-Corp.	35,306	633,390
Atlantic Union Bankshares Corp.	18,087	593,977
Banc of California, Inc.	9,899	166,798
Bancfirst Corp.	4,203	242,219
BancorpSouth Bank	23,509	650,024
Bank First Corp.	1,605	105,962
Bank of Hawaii Corp.	9,268	724,665
Bank of Marin Bancorp	2,956	109,786
Bank OZK	28,082	1,043,527
BankUnited, Inc.	20,007	693,243
Banner Corp.	7,670	339,244
Bar Harbor Bankshares	3,760	80,878
Berkshire Hills Bancorp, Inc.	9,821	162,832
BOK Financial Corp.	7,364	543,905
Boston Private Financial Holdings, Inc.	17,974	219,103
Brookline Bancorp, Inc.	17,341	218,323
Bryn Mawr Bank Corp.	4,823	149,899
Byline Bancorp, Inc.	6,302	101,273
Cadence BanCorp	27,127	486,116
Camden National Corp.	3,657	137,320
Capital City Bank Group, Inc.	2,821	62,993
Cathay General Bancorp	17,352	586,845
CBTX, Inc.	4,451	117,150
Central Pacific Financial Corp.	5,914	117,570
Century Bancorp, Inc. Class A	743	58,846
CIT Group, Inc.	22,725	838,552
Citizens Financial Group, Inc.	97,879	3,566,711
City Holding Co.	3,499	241,606
Columbia Banking System, Inc.	15,441	594,787
Comerica, Inc.	31,920	1,825,824
Commerce Bancshares, Inc.	24,171	1,615,831
Community Bank System, Inc.	11,592	751,741
Community Trust Bancorp, Inc.	3,693	134,647
ConnectOne Bancorp, Inc.	7,997	169,936
Contra BM Technologies, Inc.	1,018	13,267

	Shares	Value

CrossFirst Bankshares, Inc. (a)	10,781	$ 123,981
Cullen/Frost Bankers, Inc.	13,645	1,258,615
Customers Bancorp, Inc. (a)	6,683	148,496
CVB Financial Corp.	27,880	541,708
Dime Community Bancshares, Inc.	6,179	98,246
Dime Community Bancshares, Inc.	3,913	95,595
Eagle Bancorp, Inc.	6,585	279,797
East West Bancorp, Inc.	32,437	1,944,274
Enterprise Financial Services Corp.	5,881	207,658
FB Financial Corp.	7,619	284,646
Fifth Third Bancorp	163,220	4,721,955
First BanCorp	46,593	423,996
First BanCorp/NC	6,254	213,011
First Busey Corp.	11,560	238,945
First Citizens BancShares, Inc. Class A	1,122	668,701
First Commonwealth Financial Corp.	21,144	248,019
First Community Bankshares, Inc.	3,754	80,561
First Financial Bancorp	21,041	385,471
First Financial Bankshares, Inc.	29,485	1,116,892
First Financial Corp.	2,794	107,262
First Foundation, Inc.	8,901	180,334
First Hawaiian, Inc.	29,855	694,129
First Horizon Corp.	126,742	1,760,446
First Interstate Bancsystem, Inc. Class A	9,849	380,762
First Merchants Corp.	12,442	468,690
First Mid Bancshares, Inc.	3,708	125,590
First Midwest Bancorp, Inc.	24,561	405,993
First Republic Bank	39,241	5,689,553
Flushing Financial Corp.	5,826	106,499
FNB Corp.	74,606	735,615
Fulton Financial Corp.	37,166	498,024
German American Bancorp, Inc.	5,894	199,394
Glacier Bancorp, Inc.	21,918	1,022,475
Great Southern Bancorp, Inc.	2,600	127,842
Great Western Bancorp, Inc.	11,861	284,664
Hancock Whitney Corp.	19,967	681,673
Harborone Bancorp, Inc. (a)	12,890	139,985
Heartland Financial USA, Inc.	7,724	329,506
Heritage Commerce Corp.	14,713	129,180
Heritage Financial Corp.	7,903	186,511
Hilltop Holdings, Inc.	15,040	451,802
Home BancShares, Inc.	36,106	765,447
Hope Bancorp, Inc.	26,326	294,325
Horizon Bancorp, Inc.	9,055	143,341
Huntington Bancshares, Inc.	233,439	3,087,231
Independent Bank Corp.	4,779	87,742
Independent Bank Corp./MA	7,135	535,696
Independent Bank Group, Inc.	8,490	521,456
International Bancshares Corp.	12,349	466,916
Investors Bancorp, Inc.	54,701	629,608

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	29

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
KeyCorp	223,763	$ 3,772,644
Lakeland Bancorp, Inc.	12,242	160,493
Lakeland Financial Corp.	6,024	353,609
Live Oak Bancshares, Inc.	6,716	267,834
M&T Bank Corp.	29,404	3,895,148
Mercantile Bank Corp.	3,674	99,749
Midland States Bancorp, Inc.	4,798	88,235
MidWestOne Financial Group, Inc.	3,652	89,803
National Bank Holdings Corp. Class A	6,487	215,822
NBT Bancorp, Inc.	9,251	305,375
Nicolet Bankshares, Inc. (a)	2,232	151,307
OceanFirst Financial Corp.	13,438	244,034
OFG Bancorp	11,281	193,808
Old National Bancorp	35,444	595,105
Origin Bancorp, Inc.	4,852	153,275
Pacific Premier Bancorp, Inc.	18,382	611,201
PacWest Bancorp	26,787	808,700
Park National Corp.	3,375	364,534
Peapack-Gladstone Financial Corp.	4,251	99,984
Peoples Bancorp, Inc.	4,372	133,346
People's United Financial, Inc.	97,506	1,331,932
Pinnacle Financial Partners, Inc.	17,425	1,194,135
Popular, Inc.	19,297	1,095,105
Preferred Bank	3,171	153,128
Prosperity Bancshares, Inc.	21,272	1,434,584
QCR Holdings, Inc.	3,554	137,824
Regions Financial Corp.	220,129	3,744,394
Renasant Corp.	12,211	432,269
Republic Bancorp, Inc. Class A	2,458	88,709
S&T Bancorp, Inc.	8,188	207,975
Sandy Spring Bancorp, Inc.	10,263	341,039
Seacoast Banking Corp. of Florida (a)	11,442	348,409
ServisFirst Bancshares, Inc.	10,589	434,996
Signature Bank	12,285	2,029,359
Simmons First National Corp. Class A	23,504	580,549
South State Corp.	16,338	1,139,412
Southside Bancshares, Inc.	6,705	210,336
Sterling Bancorp	44,625	823,777
Stock Yards Bancorp, Inc.	4,973	224,780
SVB Financial Group (a)	11,857	5,190,757
Synovus Financial Corp.	33,917	1,261,712
TCF Financial Corp.	34,906	1,356,447
Texas Capital Bancshares, Inc. (a)	11,611	699,214
The Bancorp, Inc. (a)	12,068	202,380
The First Bancshares, Inc.	4,924	147,425
The First of Long Island Corp.	5,977	99,995
The PNC Financial Services Group, Inc.	97,216	13,952,440
Tompkins Financial Corp.	3,092	206,762

	Shares	Value

Towne Bank	16,770	$ 389,064
Trico Bancshares	6,144	229,171
TriState Capital Holdings, Inc. (a)	5,662	103,898
Triumph Bancorp, Inc. (a)	5,405	309,923
Truist Financial Corp.	308,613	14,807,252
Trustmark Corp.	13,849	380,432
UMB Financial Corp.	10,504	745,469
Umpqua Holdings Corp.	50,708	735,773
United Bankshares, Inc.	29,979	949,135
United Community Banks, Inc.	17,679	527,365
Univest Financial Corp.	6,698	150,370
Valley National Bancorp	88,350	902,053
Veritex Holdings, Inc.	9,517	243,255
Washington Trust Bancorp, Inc.	3,562	155,232
Webster Financial Corp.	20,693	967,398
WesBanco, Inc.	15,400	446,600
Westamerica BanCorp.	5,835	325,710
Western Alliance Bancorp	21,989	1,499,210
Wintrust Financial Corp.	13,222	795,832
Zions Bancorp NA	37,644	1,661,606
		131,653,528
TOTAL BANKS		342,109,260
CAPITAL MARKETS – 26.2%
Asset Management & Custody Banks – 9.6%
Affiliated Managers Group, Inc.	10,660	1,174,625
Ameriprise Financial, Inc.	27,552	5,451,714
Apollo Global Management, Inc.	39,409	1,810,450
Ares Management Corp. Class A	24,644	1,112,923
Artisan Partners Asset Management, Inc. Class A	13,421	649,576
Assetmark Financial Holdings, Inc. (a)	4,186	96,362
Associated Capital Group, Inc. Class A	948	31,132
BlackRock, Inc.	34,912	24,482,389
Blucora, Inc. (a)	11,529	190,920
Brightsphere Investment Group, Inc.	14,751	270,386
Cohen & Steers, Inc.	5,570	364,835
Diamond Hill Investment Group, Inc.	700	103,761
Eaton Vance Corp.	26,252	1,762,559
Federated Hermes, Inc.	21,859	590,193
Focus Financial Partners, Inc. Class A (a)	6,114	290,904
Franklin Resources, Inc.	68,228	1,793,714
Hamilton Lane, Inc. Class A	6,014	453,275
Invesco Ltd.	89,443	1,841,631
Janus Henderson Group PLC	35,933	1,105,299
KKR & Co., Inc.	115,331	4,492,143
Northern Trust Corp.	45,313	4,041,467
SEI Investments Co.	28,533	1,507,969
State Street Corp.	80,721	5,650,470
See accompanying notes which are an integral part of the financial statements.
30	Semi-Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
T Rowe Price Group, Inc.	51,972	$ 8,132,579
The Bank of New York Mellon Corp.	182,567	7,271,644
The Blackstone Group, Inc. Class A	153,691	10,326,498
The Carlyle Group, Inc.	32,128	1,036,771
Victory Capital Holdings, Inc. Class A	3,867	82,058
Virtus Investment Partners, Inc.	1,765	370,650
Waddell & Reed Financial, Inc. Class A	14,238	360,079
WisdomTree Investments, Inc.	27,478	146,595
		86,995,571
Financial Exchanges & Data – 8.8%
Cboe Global Markets, Inc	24,910	2,284,994
CME Group, Inc.	82,128	14,925,943
FactSet Research Systems, Inc.	8,700	2,630,358
Intercontinental Exchange, Inc.	124,356	13,722,685
MarketAxess Holdings, Inc.	8,703	4,706,234
Moody's Corp.	38,689	10,301,333
Morningstar, Inc.	5,421	1,246,234
MSCI, Inc.	19,155	7,571,971
Nasdaq, Inc.	26,358	3,565,447
Open Lending Corp. Class A (a)	15,333	556,434
S&P Global, Inc.	55,190	17,495,230
Tradeweb Markets, Inc. Class A	20,811	1,265,101
		80,271,964
Investment Banking & Brokerage – 7.8%
B Riley Financial, Inc.	3,390	163,398
BGC Partners, Inc. Class A	65,405	232,188
Cowen, Inc. Class A	5,723	143,933
Evercore, Inc. Class A	9,374	1,022,703
Freedom Holding Corp. (a)	4,184	209,535
Houlihan Lokey, Inc.	11,697	758,551
Interactive Brokers Group, Inc. Class A	16,985	1,039,312
LPL Financial Holdings, Inc.	18,117	1,962,796
Moelis & Co. Class A	12,688	630,721
Morgan Stanley	310,406	20,812,722
Piper Sandler Cos.	3,918	357,831
PJT Partners, Inc. Class A	4,705	324,598
Raymond James Financial, Inc.	28,266	2,824,621
Stifel Financial Corp.	23,609	1,223,418
StoneX Group, Inc. (a)	4,079	218,308
The Charles Schwab Corp.	350,111	18,044,721
The Goldman Sachs Group, Inc.	74,852	20,297,617
Virtu Financial, Inc. Class A	14,239	395,417
		70,662,390
TOTAL CAPITAL MARKETS		237,929,925

	Shares	Value
CONSUMER FINANCE – 5.5%
Consumer Finance – 5.5%
Ally Financial, Inc.	85,777	$ 3,245,802
American Express Co.	156,725	18,220,848
Capital One Financial Corp.	104,581	10,903,615
Credit Acceptance Corp. (a)	2,230	860,267
Discover Financial Services	70,192	5,863,840
Encore Capital Group, Inc. (a)	6,692	198,752
Enova International, Inc. (a)	8,528	192,733
FirstCash, Inc.	9,635	567,309
Green Dot Corp. Class A (a)	10,860	545,498
LendingClub Corp. (a)	14,773	160,287
LendingTree, Inc. (a)	2,728	888,019
Navient Corp.	45,003	506,509
Nelnet, Inc. Class A	4,462	306,941
OneMain Holdings, Inc.	18,502	861,453
PRA Group, Inc. (a)	10,453	344,635
PROG Holdings, Inc.	15,484	730,535
SLM Corp.	77,529	1,076,102
Synchrony Financial	120,427	4,052,369
World Acceptance Corp. (a)	1,212	173,825
TOTAL CONSUMER FINANCE		49,699,339
DIVERSIFIED FINANCIAL SERVICES – 8.7%
Multi-Sector Holdings – 8.3%
Berkshire Hathaway, Inc. Class B (a)	320,870	73,116,647
Cannae Holdings, Inc. (a)	18,897	717,897
Jefferies Financial Group, Inc.	52,101	1,216,558
		75,051,102
Other Diversified Financial Services – 0.4%
Equitable Holdings, Inc.	92,634	2,295,471
Voya Financial, Inc.	28,978	1,607,120
		3,902,591
Specialized Finance – 0.0%
NewStar Financial, Inc. (b)	6,699	0
TOTAL DIVERSIFIED FINANCIAL SERVICES		78,953,693
INSURANCE – 18.9%
Insurance Brokers – 4.2%
Aon PLC Class A	53,054	10,775,267
Arthur J Gallagher & Co.	43,866	5,062,575
Brown & Brown, Inc.	55,055	2,372,320
BRP Group, Inc. Class A (a)	9,667	224,371
Crawford & Co. Class A	4,129	31,422
eHealth, Inc. (a)	5,401	258,438
GoHealth, Inc. Class A (a)	9,644	128,362
Goosehead Insurance, Inc. Class A	3,631	485,101
Marsh & McLennan Cos., Inc.	116,004	12,750,000
Selectquote, Inc. (a)	7,450	157,344

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	31

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Insurance Brokers – continued
Willis Towers Watson PLC	29,517	$ 5,990,180
		38,235,380
Life & Health Insurance – 4.1%
Aflac, Inc.	155,091	7,007,012
American Equity Investment Life Holding Co.	19,808	578,196
Athene Holding Ltd. Class A (a)	29,014	1,186,383
Brighthouse Financial, Inc. (a)	21,322	753,946
Citizens, Inc. (a)	12,005	72,630
CNO Financial Group, Inc.	32,468	688,646
FBL Financial Group, Inc. Class A	2,549	142,846
Genworth Financial, Inc. Class A (a)	115,860	329,042
Globe Life, Inc.	23,187	2,095,873
Independence Holding Co.	1,363	52,489
Lincoln National Corp.	44,279	2,014,252
MetLife, Inc.	176,709	8,508,538
National Western Life Group, Inc. Class A	580	104,400
Primerica, Inc.	9,069	1,263,402
Principal Financial Group, Inc.	62,965	3,102,286
Prudential Financial, Inc.	90,454	7,080,739
Trupanion, Inc. (a)	6,863	770,029
Unum Group	46,697	1,084,771
		36,835,480
Multi-line Insurance – 1.7%
American Financial Group, Inc.	17,252	1,624,103
American International Group, Inc.	197,018	7,376,354
American National Group, Inc.	1,895	167,480
Assurant, Inc.	13,671	1,852,011
Horace Mann Educators Corp.	8,855	346,850
The Hartford Financial Services Group, Inc.	82,109	3,942,874
Watford Holdings Ltd. (a)	4,107	141,938
		15,451,610
Property & Casualty Insurance – 8.0%
Ambac Financial Group, Inc. (a)	10,646	153,515
AMERISAFE, Inc.	4,532	251,526
Arch Capital Group Ltd. (a)	93,174	2,926,595
Argo Group International Holdings Ltd.	7,553	304,764
Assured Guaranty Ltd.	17,791	636,028
Axis Capital Holdings Ltd.	19,408	890,827
Chubb Ltd.	103,367	15,057,471
Cincinnati Financial Corp.	35,077	2,949,625
Donegal Group, Inc. Class A	3,416	47,380
Employers Holdings, Inc.	6,339	193,339
Erie Indemnity Co. Class A	5,834	1,418,245
Fidelity National Financial, Inc.	63,502	2,305,123
First American Financial Corp.	25,602	1,338,729

	Shares	Value

HCI Group, Inc.	1,558	$ 86,672
Heritage Insurance Holdings, Inc.	5,527	51,512
James River Group Holdings Ltd.	6,610	294,013
Kemper Corp.	14,254	1,002,769
Kinsale Capital Group, Inc.	4,917	922,232
Lemonade, Inc. (a)	3,290	477,872
Loews Corp.	57,797	2,617,626
Markel Corp. (a)	3,159	3,062,587
MBIA, Inc. (a)	12,578	77,229
Mercury General Corp.	6,472	343,081
Old Republic International Corp.	66,522	1,204,048
Palomar Holdings, Inc. (a)	4,170	415,290
ProAssurance Corp.	11,534	211,418
ProSight Global, Inc. (a)	3,148	39,193
RLI Corp.	9,333	903,248
Safety Insurance Group, Inc.	3,083	226,415
Selective Insurance Group, Inc.	13,720	891,526
State Auto Financial Corp.	4,563	75,472
Stewart Information Services Corp.	5,772	267,705
The Allstate Corp.	71,511	7,664,549
The Hanover Insurance Group, Inc.	8,693	977,702
The Progressive Corp.	134,068	11,689,389
The Travelers Cos., Inc.	57,993	7,904,446
United Fire Group, Inc.	5,001	137,728
Universal Insurance Holdings, Inc.	6,600	88,374
White Mountains Insurance Group Ltd.	715	729,300
WR Berkley Corp.	32,643	2,028,436
		72,862,999
Reinsurance – 0.9%
Alleghany Corp.	3,279	1,858,701
Enstar Group Ltd. (a)	2,774	555,383
Everest Re Group Ltd.	9,162	1,933,915
Reinsurance Group of America, Inc.	15,588	1,637,519
RenaissanceRe Holdings Ltd.	11,745	1,766,918
Third Point Reinsurance Ltd. (a)	19,618	181,074
		7,933,510
TOTAL INSURANCE		171,318,979
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.5%
Mortgage REITs – 1.5%
AGNC Investment Corp.	127,357	1,986,769
Annaly Capital Management, Inc.	321,247	2,608,526
Apollo Commercial Real Estate Finance, Inc.	32,156	359,504
Arbor Realty Trust, Inc.	24,712	352,393
Ares Commercial Real Estate Corp.	7,749	87,719
ARMOUR Residential REIT, Inc.	14,838	165,740
Blackstone Mortgage Trust, Inc. Class A	31,830	848,588
Broadmark Realty Capital, Inc.	29,545	304,018
Capstead Mortgage Corp.	22,539	120,358
See accompanying notes which are an integral part of the financial statements.
32	Semi-Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Mortgage REITs – continued
Chimera Investment Corp.	53,176	$ 537,078
Colony Credit Real Estate, Inc.	19,353	152,889
Dynex Capital, Inc.	5,683	102,578
Ellington Financial, Inc.	9,878	147,775
Granite Point Mortgage Trust, Inc.	12,820	119,482
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,039	1,007,857
Invesco Mortgage Capital, Inc.	41,549	167,858
KKR Real Estate Finance Trust, Inc.	8,008	137,097
Ladder Capital Corp.	25,031	246,055
MFA Financial, Inc.	104,104	378,938
New Residential Investment Corp.	95,710	898,717
New York Mortgage Trust, Inc.	85,874	320,310
PennyMac Mortgage Investment Trust	22,411	386,590
Ready Capital Corp.	9,556	108,747
Redwood Trust, Inc.	26,016	223,217
Starwood Property Trust, Inc.	65,237	1,223,846
TPG RE Finance Trust, Inc.	11,301	110,411
Two Harbors Investment Corp.	62,839	381,433
TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)		13,484,493
THRIFTS & MORTGAGE FINANCE – 1.3%
Thrifts & Mortgage Finance – 1.3%
Axos Financial, Inc. (a)	12,262	477,605
Capitol Federal Financial, Inc.	28,861	358,454
Columbia Financial, Inc. (a)	12,285	189,435
Essent Group Ltd.	25,774	1,078,126
Federal Agricultural Mortgage Corp. Class C	2,196	166,896
Flagstar Bancorp, Inc.	12,035	515,700
HomeStreet, Inc.	5,001	182,036
Kearny Financial Corp.	19,264	199,382
Luther Burbank Corp.	4,374	42,821
Merchants Bancorp	2,071	61,757
Meridian Bancorp, Inc.	10,980	166,347
Meta Financial Group, Inc.	6,563	253,529
MGIC Investment Corp.	77,053	903,061

	Shares	Value

Mr. Cooper Group, Inc. (a)	16,946	$ 461,439
New York Community Bancorp, Inc.	106,587	1,114,900
NMI Holdings, Inc. Class A (a)	19,446	412,450
Northfield Bancorp, Inc.	10,433	128,952
Northwest Bancshares, Inc.	25,949	330,850
PennyMac Financial Services, Inc.	13,262	769,196
Premier Financial Corp.	8,560	237,626
Provident Financial Services, Inc.	15,743	291,560
Radian Group, Inc.	44,198	848,602
Rocket Cos., Inc. Class A (a)	26,450	564,972
TFS Financial Corp.	12,886	227,696
TrustCo Bank Corp.	20,493	127,466
Walker & Dunlop, Inc.	6,771	557,389
Washington Federal, Inc.	17,395	455,401
Waterstone Financial, Inc.	5,353	98,870
WSFS Financial Corp.	11,716	503,436
TOTAL THRIFTS & MORTGAGE FINANCE		11,725,954
TOTAL COMMON STOCKS (Cost $880,996,346)		905,221,643
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (c) (Cost $2,289,000)	2,289,000	2,289,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $883,285,346)		907,510,643
NET OTHER ASSETS (LIABILITIES) – (0.0%)		(408,753)
NET ASSETS – 100.0%		$ 907,101,890

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	33

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	March 2021	$ 103,410	$ (3,607)	$ (3,607)
CME E-mini S&P Financial Select Sector Index Contracts (United States)	18	March 2021	1,601,550	(100,826)	(100,826)
Total Equity Index Contracts					$(104,433)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 905,221,643	$ 905,221,643	$ —	$ —
Money Market Funds	2,289,000	2,289,000	—	—
Total Investments in Securities:	$ 907,510,643	$ 907,510,643	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (104,433)	$ (104,433)	$ —	$ —
Total Liabilities	$ (104,433)	$ (104,433)	$ —	$ —
Total Derivative Instruments:	$ (104,433)	$ (104,433)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(104,433)
Total Equity Risk	0	(104,433)
Total Value of Derivatives	$0	$(104,433)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
34	Semi-Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
BIOTECHNOLOGY – 19.7%
Biotechnology – 19.7%
AbbVie, Inc.	833,103	$ 85,376,395
ACADIA Pharmaceuticals, Inc. (a)	56,228	2,701,755
Acceleron Pharma, Inc. (a)	24,128	2,787,508
Adverum Biotechnologies, Inc. (a)	27,034	333,329
Agenus, Inc. (a)	60,721	223,453
Agios Pharmaceuticals, Inc. (a)	29,156	1,369,457
Akebia Therapeutics, Inc. (a)	64,010	207,392
Akero Therapeutics, Inc. (a)	7,221	212,442
Akouos, Inc. (a)	4,089	65,097
Albireo Pharma, Inc. (a)	7,178	263,217
Alder Biopharmaceuticals, Inc. (a)(b)	22,547	19,841
Alector, Inc. (a)	20,831	350,794
Alexion Pharmaceuticals, Inc. (a)	103,457	15,863,062
Alkermes PLC (a)	74,810	1,570,262
Allakos, Inc. (a)	11,474	1,529,828
Allogene Therapeutics, Inc. (a)	29,677	1,029,792
Allovir, Inc. (a)	6,161	225,308
Alnylam Pharmaceuticals, Inc. (a)	54,818	8,249,013
ALX Oncology Holdings, Inc. (a)	3,500	277,375
Amgen, Inc.	276,472	66,748,635
Amicus Therapeutics, Inc. (a)	110,142	2,082,785
AnaptysBio, Inc. (a)	11,497	298,002
Anika Therapeutics, Inc. (a)	7,127	263,770
Annexon, Inc. (a)	6,307	138,754
Apellis Pharmaceuticals, Inc. (a)	26,862	1,189,181
Applied Molecular Transport, Inc. (a)	4,970	174,199
Applied Therapeutics, Inc. (a)	6,296	131,838
Aprea Therapeutics, Inc. (a)	4,521	24,956
Arcturus Therapeutics Holdings, Inc. (a)	9,146	662,719
Arcus Biosciences, Inc. (a)	19,982	693,975
Arcutis Biotherapeutics, Inc. (a)	5,490	149,822
Ardelyx, Inc. (a)	24,874	168,894
Arena Pharmaceuticals, Inc. (a)	27,338	2,029,573
Arrowhead Pharmaceuticals, Inc. (a)	45,962	3,546,888
Assembly Biosciences, Inc. (a)	14,627	81,619
Atara Biotherapeutics, Inc. (a)	32,578	601,390
Athenex, Inc. (a)	26,196	342,382
Athersys, Inc. (a)	89,485	173,153
Atreca, Inc. Class A (a)	12,481	162,253
Avidity Biosciences, Inc. (a)	6,211	142,108
Avrobio, Inc. (a)	16,672	238,576
Beam Therapeutics, Inc. (a)	7,468	720,139
BioCryst Pharmaceuticals, Inc. (a)	82,635	704,050
Biogen, Inc. (a)	74,736	21,121,141
Biohaven Pharmaceutical Holding Co. Ltd. (a)	23,857	2,033,094
BioMarin Pharmaceutical, Inc. (a)	85,506	7,078,187
Bioxcel Therapeutics, Inc. (a)	6,103	282,691

	Shares	Value

Black Diamond Therapeutics, Inc. (a)	5,339	$ 132,247
Bluebird Bio, Inc. (a)	30,979	1,380,114
Blueprint Medicines Corp. (a)	24,690	2,388,758
Bridgebio Pharma, Inc. (a)	24,568	1,394,480
Calithera Biosciences, Inc. (a)	25,304	72,622
CareDx, Inc. (a)	22,009	1,682,148
Catalyst Pharmaceuticals, Inc. (a)	51,133	186,124
Celldex Therapeutics, Inc. (a)	18,511	400,208
CEL-SCI Corp. (a)	17,064	425,747
ChemoCentryx, Inc. (a)	22,823	1,301,139
Clovis Oncology, Inc. (a)	40,018	316,142
Coherus Biosciences, Inc. (a)	26,841	504,611
Constellation Pharmaceuticals, Inc. (a)	12,382	408,235
Cortexyme, Inc. (a)	7,038	276,030
Crinetics Pharmaceuticals, Inc. (a)	7,641	109,648
CRISPR Therapeutics AG (a)	24,972	4,137,860
Cue Biopharma, Inc. (a)	10,217	138,338
Cytokinetics, Inc. (a)	30,560	601,115
CytomX Therapeutics, Inc. (a)	24,258	167,623
Deciphera Pharmaceuticals, Inc. (a)	17,559	776,108
Denali Therapeutics, Inc. (a)	36,607	2,507,579
Dicerna Pharmaceuticals, Inc. (a)	30,026	674,684
Dynavax Technologies Corp. (a)	45,741	288,626
Eagle Pharmaceuticals, Inc. (a)	5,775	269,519
Editas Medicine, Inc. (a)	29,070	1,783,445
Emergent BioSolutions, Inc. (a)	19,807	2,116,378
Enanta Pharmaceuticals, Inc. (a)	8,072	387,940
Epizyme, Inc. (a)	33,745	369,508
Esperion Therapeutics, Inc. (a)	12,836	404,206
Exact Sciences Corp. (a)	74,949	10,280,005
Exelixis, Inc. (a)	145,370	3,228,668
Fate Therapeutics, Inc. (a)	32,913	2,982,905
FibroGen, Inc. (a)	38,358	1,848,088
Flexion Therapeutics, Inc. (a)	20,453	248,913
Forma Therapeutics Holdings, Inc. (a)	7,792	301,005
Frequency Therapeutics, Inc. (a)	11,967	466,593
G1 Therapeutics, Inc. (a)	13,182	318,082
Generation Bio Co. (a)	14,126	371,938
Geron Corp. (a)	146,946	261,564
Gilead Sciences, Inc.	591,833	38,824,245
Global Blood Therapeutics, Inc. (a)	26,164	1,311,340
Gossamer Bio, Inc. (a)	21,949	221,685
Halozyme Therapeutics, Inc. (a)	61,274	2,916,030
Heron Therapeutics, Inc. (a)	40,894	709,920
Homology Medicines, Inc. (a)	11,555	140,393
IGM Biosciences, Inc. (a)	3,471	330,925
ImmunoGen, Inc. (a)	82,580	588,795
Immunovant, Inc. (a)	16,338	637,672
Incyte Corp. (a)	87,658	7,867,305
Inhibrx, Inc. (a)	4,457	141,287
Inovio Pharmaceuticals, Inc. (a)	79,384	1,012,146

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	35

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Insmed, Inc. (a)	47,485	$ 1,784,961
Intellia Therapeutics, Inc. (a)	21,689	1,358,165
Intercept Pharmaceuticals, Inc. (a)	12,388	436,553
Invitae Corp. (a)	62,533	3,096,634
Ionis Pharmaceuticals, Inc. (a)	62,735	3,768,491
Iovance Biotherapeutics, Inc. (a)	51,903	2,275,428
Ironwood Pharmaceuticals, Inc. (a)	71,889	734,706
iTeos Therapeutics, Inc. (a)	5,828	186,496
IVERIC bio, Inc. (a)	33,911	178,372
Kadmon Holdings, Inc. (a)	57,390	275,472
Karuna Therapeutics, Inc. (a)	5,681	563,726
Karyopharm Therapeutics, Inc. (a)	24,397	371,566
Keros Therapeutics, Inc. (a)	4,316	246,228
Kiniksa Pharmaceuticals Ltd. Class A (a)	11,206	220,646
Kodiak Sciences, Inc. (a)	15,383	1,943,027
Krystal Biotech, Inc. (a)	6,087	424,264
Kura Oncology, Inc. (a)	25,921	776,334
Kymera Therapeutics, Inc. (a)	5,268	326,353
Ligand Pharmaceuticals, Inc. (a)	7,461	1,382,896
MacroGenics, Inc. (a)	24,348	497,673
Madrigal Pharmaceuticals, Inc. (a)	4,839	574,680
MeiraGTx Holdings PLC (a)	10,291	147,470
Mersana Therapeutics, Inc. (a)	26,365	502,517
Merus N.V. (a)	10,519	289,483
Mirati Therapeutics, Inc. (a)	13,656	2,803,986
Moderna, Inc. (a)	130,395	22,579,198
Molecular Templates, Inc. (a)	9,807	112,290
Morphic Holding, Inc. (a)	5,827	196,137
Myovant Sciences Ltd. (a)	17,192	400,402
Myriad Genetics, Inc. (a)	35,796	986,180
NantKwest, Inc. (a)	15,362	289,958
Natera, Inc. (a)	32,051	3,417,919
Neoleukin Therapeutics, Inc. (a)	12,895	162,477
Neurocrine Biosciences, Inc. (a)	41,914	4,600,061
NextCure, Inc. (a)	5,951	68,972
Nkarta, Inc. (a)	3,122	123,819
Novavax, Inc. (a)	29,059	6,420,295
Nurix Therapeutics, Inc. (a)	5,259	191,322
Opko Health, Inc. (a)	206,992	1,119,827
ORIC Pharmaceuticals, Inc. (a)	8,510	249,513
Passage Bio, Inc. (a)	11,133	207,742
Preciden, Inc. (a)	34,966	297,211
Precision BioSciences, Inc. (a)	17,247	209,034
Protagonist Therapeutics, Inc. (a)	17,322	358,739
Prothena Corp. PLC (a)	12,369	138,656
PTC Therapeutics, Inc. (a)	28,846	1,667,876
Puma Biotechnology, Inc. (a)	15,854	186,126
Radius Health, Inc. (a)	22,237	415,832

	Shares	Value

Rapt Therapeutics, Inc. (a)	7,553	$ 150,456
Regeneron Pharmaceuticals, Inc. (a)	49,348	24,863,496
REGENXBIO, Inc. (a)	17,664	730,053
Relay Therapeutics, Inc. (a)	12,802	634,723
Repare Therapeutics, Inc. (a)	4,351	161,466
Replimune Group, Inc. (a)	10,721	415,975
REVOLUTION Medicines, Inc. (a)	9,381	395,315
Rhythm Pharmaceuticals, Inc. (a)	11,523	353,641
Rigel Pharmaceuticals, Inc. (a)	83,747	304,839
Rocket Pharmaceuticals, Inc. (a)	14,440	795,355
Rubius Therapeutics, Inc. (a)	15,267	182,746
Sage Therapeutics, Inc. (a)	24,389	1,966,973
Sangamo Therapeutics, Inc. (a)	55,235	754,510
Sarepta Therapeutics, Inc. (a)	35,137	3,141,248
Scholar Rock Holding Corp. (a)	10,044	599,225
Seagen, Inc. (a)	57,497	9,445,032
Seres Therapeutics, Inc. (a)	29,114	691,458
Sorrento Therapeutics, Inc. (a)	102,746	1,300,764
Spectrum Pharmaceuticals, Inc. (a)	65,871	236,477
SpringWorks Therapeutics, Inc. (a)	9,200	766,452
Stoke Therapeutics, Inc. (a)	3,965	242,182
Syndax Pharmaceuticals, Inc. (a)	15,354	307,694
TCR2 Therapeutics, Inc. (a)	9,481	243,946
TG Therapeutics, Inc. (a)	47,642	2,299,679
Translate Bio, Inc. (a)	21,502	513,468
Travere Therapeutics, Inc. (a)	19,932	503,283
Turning Point Therapeutics, Inc. (a)	18,725	2,349,800
Twist Bioscience Corp. (a)	14,805	2,436,015
Ultragenyx Pharmaceutical, Inc. (a)	27,100	3,755,789
uniQure N.V. (a)	15,475	547,970
United Therapeutics Corp. (a)	21,051	3,448,575
Vanda Pharmaceuticals, Inc. (a)	25,699	368,524
Vaxart, Inc. (a)	51,867	621,367
Vaxcyte, Inc. (a)	7,216	177,008
VBI Vaccines, Inc. (a)	76,699	250,039
Veracyte, Inc. (a)	26,963	1,528,802
Vericel Corp. (a)	18,219	751,898
Vertex Pharmaceuticals, Inc. (a)	122,948	28,164,928
Viking Therapeutics, Inc. (a)	31,939	233,474
Voyager Therapeutics, Inc. (a)	11,368	85,828
XBiotech, Inc. (a)	6,208	116,276
Xencor, Inc. (a)	24,411	1,116,803
Xenon Pharmaceuticals, Inc. (a)	13,366	191,802
Y-mAbs Therapeutics, Inc. (a)	9,378	393,970
Zentalis Pharmaceuticals, Inc. (a)	8,537	327,565
ZIOPHARM Oncology, Inc. (a)	101,210	375,489
Zymeworks, Inc. (a)	16,385	554,141
TOTAL BIOTECHNOLOGY		504,613,012
See accompanying notes which are an integral part of the financial statements.
36	Semi-Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – 25.8%
Health Care Equipment – 23.3%
Abbott Laboratories	835,808	$ 103,297,511
ABIOMED, Inc. (a)	21,234	7,394,740
Accelerate Diagnostics, Inc. (a)	14,609	149,888
Acutus Medical, Inc. (a)	3,981	103,068
Alphatec Holdings, Inc. (a)	21,425	318,804
AngioDynamics, Inc. (a)	17,449	326,994
AtriCure, Inc. (a)	20,955	1,220,210
AxoGen, Inc. (a)	16,631	288,548
Axonics Modulation Technologies, Inc. (a)	10,317	533,389
Baxter International, Inc.	238,976	18,360,526
Becton Dickinson and Co.	136,845	35,824,652
Boston Scientific Corp. (a)	675,378	23,935,396
Cantel Medical Corp.	18,059	1,426,119
Cardiovascular Systems, Inc. (a)	18,553	834,699
Co-Diagnostics, Inc. (a)	11,858	152,257
CONMED Corp.	13,652	1,527,659
CryoLife, Inc. (a)	18,402	440,360
CryoPort, Inc. (a)	18,174	1,239,467
Danaher Corp.	301,391	71,682,835
DexCom, Inc. (a)	45,185	16,937,597
Edwards Lifesciences Corp. (a)	293,500	24,237,230
Envista Holdings Corp. (a)	74,970	2,664,434
GenMark Diagnostics, Inc. (a)	30,017	414,535
Glaukos Corp. (a)	19,174	1,700,542
Globus Medical, Inc. Class A (a)	35,539	2,192,401
Heska Corp. (a)	4,263	713,456
Hill-Rom Holdings, Inc.	31,528	3,027,949
Hologic, Inc. (a)	122,216	9,744,282
IDEXX Laboratories, Inc. (a)	40,154	19,220,917
Inari Medical, Inc. (a)	4,579	436,928
Inogen, Inc. (a)	8,948	437,826
Insulet Corp. (a)	30,959	8,271,626
Integer Holdings Corp. (a)	15,682	1,157,332
Integra LifeSciences Holdings Corp. (a)	33,923	2,240,275
Intersect ENT, Inc. (a)	13,134	295,121
Intuitive Surgical, Inc. (a)	55,247	41,304,867
iRhythm Technologies, Inc. (a)	13,597	2,290,007
LeMaitre Vascular, Inc.	8,449	406,059
LivaNova PLC (a)	23,176	1,457,770
Masimo Corp. (a)	24,720	6,326,342
Medtronic PLC	634,117	70,596,246
Mesa Laboratories, Inc.	2,295	636,036
Natus Medical, Inc. (a)	16,349	398,425
Nevro Corp. (a)	15,348	2,483,153
Novocure Ltd. (a)	40,483	6,516,144
NuVasive, Inc. (a)	23,961	1,287,664
Orthofix Medical, Inc. (a)	9,052	365,791
Penumbra, Inc. (a)	16,195	4,228,353

	Shares	Value

ResMed, Inc.	68,397	$ 13,786,783
Shockwave Medical, Inc. (a)	12,894	1,496,220
Steris PLC	40,110	7,504,982
Stryker Corp.	159,575	35,267,671
Surmodics, Inc. (a)	6,390	290,745
Tactile Systems Technology, Inc. (a)	9,200	501,860
Tandem Diabetes Care, Inc. (a)	27,375	2,536,294
Teleflex, Inc.	21,920	8,277,650
Vapotherm, Inc. (a)	6,586	227,546
Varex Imaging Corp. (a)	18,289	354,075
Varian Medical Systems, Inc. (a)	42,979	7,545,823
ViewRay, Inc. (a)	48,798	216,663
Zimmer Biomet Holdings, Inc.	97,738	15,019,398
Zynex, Inc. (a)	8,732	157,787
		594,229,927
Health Care Supplies – 2.5%
Align Technology, Inc. (a)	35,337	18,565,353
Antares Pharma, Inc. (a)	73,069	320,042
Atrion Corp.	723	471,013
Avanos Medical, Inc. (a)	22,351	1,012,500
BioLife Solutions, Inc. (a)	12,284	465,809
Cerus Corp. (a)	80,752	532,156
DENTSPLY SIRONA, Inc.	102,860	5,501,981
Haemonetics Corp. (a)	23,981	2,740,789
ICU Medical, Inc. (a)	9,346	1,911,070
Lantheus Holdings, Inc. (a)	29,985	487,856
Meridian Bioscience, Inc. (a)	19,427	429,337
Merit Medical Systems, Inc. (a)	23,726	1,284,763
Neogen Corp. (a)	25,059	2,026,521
OraSure Technologies, Inc. (a)	33,219	505,925
OrthoPediatrics Corp. (a)	5,819	268,722
Quidel Corp. (a)	17,907	4,494,120
Quotient Ltd. (a)	37,360	226,402
SI-BONE, Inc. (a)	12,916	378,181
Silk Road Medical, Inc. (a)	12,878	702,237
SmileDirectClub, Inc. (a)	29,246	388,387
STAAR Surgical Co. (a)	16,216	1,663,437
The Cooper Cos., Inc.	25,152	9,156,334
West Pharmaceutical Services, Inc.	34,825	10,429,739
		63,962,674
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		658,192,601
HEALTH CARE PROVIDERS & SERVICES – 17.5%
Health Care Distributors – 1.5%
AmerisourceBergen Corp.	72,172	7,520,322
Cardinal Health, Inc.	137,878	7,408,185
Covetrus, Inc. (a)	48,520	1,653,076
Henry Schein, Inc. (a)	67,629	4,453,370
McKesson Corp.	76,562	13,357,772
Owens & Minor, Inc.	34,353	998,985
Patterson Cos., Inc.	40,399	1,279,840

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	37

Common Stocks – continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – continued
Health Care Distributors – continued
PetIQ, Inc. (a)	9,731	$ 337,277
		37,008,827
Health Care Facilities – 1.5%
Acadia Healthcare Co., Inc. (a)	37,863	1,918,897
Brookdale Senior Living, Inc. (a)	83,305	411,527
Community Health Systems, Inc. (a)	42,467	395,792
Encompass Health Corp.	47,087	3,785,795
Hanger, Inc. (a)	17,897	366,709
HCA Healthcare, Inc.	127,652	20,740,897
National HealthCare Corp.	5,791	370,914
Select Medical Holdings Corp. (a)	50,001	1,285,026
Surgery Partners, Inc. (a)	10,697	398,784
Tenet Healthcare Corp. (a)	42,078	1,989,027
The Ensign Group, Inc.	24,168	1,891,871
The Pennant Group, Inc. (a)	12,303	661,532
Universal Health Services, Inc. Class B	36,566	4,559,049
US Physical Therapy, Inc.	6,105	734,676
		39,510,496
Health Care Services – 5.3%
1Life Healthcare, Inc. (a)	23,944	1,211,566
Addus HomeCare Corp. (a)	7,057	794,265
Amedisys, Inc. (a)	15,395	4,423,137
AMN Healthcare Services, Inc. (a)	22,424	1,617,219
Apollo Medical Holdings, Inc. (a)	13,891	305,602
BioTelemetry, Inc. (a)	16,401	1,172,015
Castle Biosciences, Inc. (a)	8,544	570,996
Chemed Corp.	7,542	3,906,002
Cigna Corp.	173,341	37,623,664
CorVel Corp. (a)	4,490	443,702
CVS Health Corp.	617,785	44,264,295
DaVita, Inc. (a)	37,822	4,439,168
Fulgent Genetics, Inc. (a)	5,736	633,771
Guardant Health, Inc. (a)	35,339	5,495,215
Laboratory Corp. of America Holdings (a)	45,950	10,518,414
LHC Group, Inc. (a)	14,192	2,827,330
MEDNAX, Inc. (a)	40,528	1,105,199
ModivCare, Inc. (a)	6,298	998,674
National Research Corp.	6,601	299,025
Ontrak, Inc. (a)	3,231	256,186
Option Care Health, Inc. (a)	16,985	313,883
Premier, Inc. Class A	57,755	1,956,162
Quest Diagnostics, Inc.	63,305	8,175,841
R1 RCM, Inc. (a)	45,870	1,157,300
RadNet, Inc. (a)	20,691	370,576
Tivity Health, Inc. (a)	16,234	366,077
		135,245,284
Managed Health Care – 9.2%
Anthem, Inc.	118,734	35,261,623

	Shares	Value

Centene Corp. (a)	273,549	$ 16,495,005
HealthEquity, Inc. (a)	36,334	3,035,706
Humana, Inc.	62,441	23,921,771
Magellan Health, Inc. (a)	10,641	1,000,041
Molina Healthcare, Inc. (a)	28,067	5,995,392
Progyny, Inc. (a)	8,093	378,510
Triple-S Management Corp. Class B (a)	10,401	243,695
UnitedHealth Group, Inc.	448,620	149,650,660
		235,982,403
TOTAL HEALTH CARE PROVIDERS & SERVICES		447,747,010
HEALTH CARE TECHNOLOGY – 2.4%
Health Care Technology – 2.4%
Accolade, Inc. (a)	5,853	296,689
Allscripts Healthcare Solutions, Inc. (a)	77,349	1,276,259
Cerner Corp.	144,150	11,547,856
Change Healthcare, Inc. (a)	108,150	2,580,459
Computer Programs & Systems, Inc.	6,624	203,887
Evolent Health, Inc. Class A (a)	36,225	618,361
Health Catalyst, Inc. (a)	7,112	353,324
HealthStream, Inc. (a)	12,902	300,359
HMS Holdings Corp. (a)	42,175	1,552,883
Inovalon Holdings, Inc. Class A (a)	34,993	853,829
Inspire Medical Systems, Inc. (a)	11,375	2,292,176
NextGen Healthcare, Inc. (a)	25,071	495,904
Omnicell, Inc. (a)	20,122	2,370,372
Phreesia, Inc. (a)	14,236	929,468
Schrodinger, Inc. (a)	18,358	1,658,278
Simulations Plus, Inc.	7,459	590,305
Tabula Rasa HealthCare, Inc. (a)	10,256	582,438
Teladoc Health, Inc. (a)	54,041	14,257,637
Veeva Systems, Inc. Class A (a)	63,733	17,618,351
Vocera Communications, Inc. (a)	15,556	683,686
TOTAL HEALTH CARE TECHNOLOGY		61,062,521
LIFE SCIENCES TOOLS & SERVICES – 9.6%
Life Sciences Tools & Services – 9.6%
10X Genomics, Inc. Class A (a)	29,111	4,982,348
Adaptive Biotechnologies Corp. (a)	41,798	2,318,535
Agilent Technologies, Inc.	145,758	17,515,739
Avantor, Inc. (a)	243,997	7,195,471
Bio-Rad Laboratories, Inc. Class A (a)	10,414	5,975,241
Bio-Techne Corp.	18,220	5,919,860
Bruker Corp.	50,789	2,940,175
Charles River Laboratories International, Inc. (a)	23,377	6,055,812
Codexis, Inc. (a)	26,693	621,680
Fluidigm Corp. (a)	33,785	218,927
Illumina, Inc. (a)	68,931	29,394,936
IQVIA Holdings, Inc. (a)	90,295	16,054,451
See accompanying notes which are an integral part of the financial statements.
38	Semi-Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES – continued
Life Sciences Tools & Services – continued
Luminex Corp.	20,506	$ 576,013
Medpace Holdings, Inc. (a)	13,272	1,762,389
Mettler-Toledo International, Inc. (a)	11,312	13,213,547
NanoString Technologies, Inc. (a)	20,068	1,405,362
NeoGenomics, Inc. (a)	49,496	2,624,278
Pacific Biosciences of California, Inc. (a)	77,325	2,501,464
PerkinElmer, Inc.	52,711	7,752,207
Personalis, Inc. (a)	10,953	421,362
PPD, Inc. (a)	57,816	1,859,362
PRA Health Sciences, Inc. (a)	30,286	3,732,447
Quanterix Corp. (a)	10,439	675,821
Repligen Corp. (a)	23,612	4,722,400
Syneos Health, Inc. (a)	29,397	2,185,667
Thermo Fisher Scientific, Inc.	186,742	95,182,397
Waters Corp. (a)	29,199	7,728,099
TOTAL LIFE SCIENCES TOOLS & SERVICES		245,535,990
PHARMACEUTICALS – 24.8%
Pharmaceuticals – 24.8%
Aerie Pharmaceuticals, Inc. (a)	18,893	324,771
Amneal Pharmaceuticals, Inc. (a)	44,717	215,089
Amphastar Pharmaceuticals, Inc. (a)	18,246	331,712
ANI Pharmaceuticals, Inc. (a)	4,489	128,116
Arvinas, Inc. (a)	14,477	1,092,145
Axsome Therapeutics, Inc. (a)	13,225	900,490
BioDelivery Sciences International, Inc. (a)	38,782	149,311
Bristol-Myers Squibb Co.	1,064,006	65,361,889
Cara Therapeutics, Inc. (a)	20,885	390,550
Catalent, Inc. (a)	77,402	8,905,100
Collegium Pharmaceutical, Inc. (a)	14,465	349,185
Corcept Therapeutics, Inc. (a)	52,067	1,471,413
Cymabay Therapeutics, Inc. (a)	22,821	122,092
Durect Corp. (a)	93,874	193,380
Elanco Animal Health, Inc. (a)	200,981	5,834,478
Eli Lilly & Co.	406,360	84,510,689
Endo International PLC (a)	108,115	787,077
Horizon Therapeutics PLC (a)	103,939	7,533,499
Innoviva, Inc. (a)	31,461	377,847
Intra-Cellular Therapies, Inc. (a)	33,884	1,089,371
Jazz Pharmaceuticals PLC (a)	26,253	4,082,341
Johnson & Johnson	1,242,850	202,746,120
Kala Pharmaceuticals, Inc. (a)	15,674	116,458
Merck & Co., Inc.	1,193,974	92,019,576
Nektar Therapeutics (a)	85,480	1,683,956
Ocular Therapeutix, Inc. (a)	28,712	521,123

	Shares	Value

Odonate Therapeutics, Inc. (a)	8,963	$ 207,135
Omeros Corp. (a)	26,080	507,517
Pacira BioSciences, Inc. (a)	19,098	1,261,996
Perrigo Co. PLC	64,677	2,761,708
Pfizer, Inc.	2,623,199	94,172,844
Phathom Pharmaceuticals, Inc. (a)	3,472	133,672
Phibro Animal Health Corp. Class A	9,854	204,372
Pliant Therapeutics, Inc. (a)	5,049	124,256
Prestige Consumer Healthcare, Inc. (a)	24,065	962,600
Provention Bio, Inc. (a)	18,365	252,886
Reata Pharmaceuticals, Inc. Class A (a)	11,531	1,194,496
Relmada Therapeutics, Inc. (a)	5,767	188,466
Revance Therapeutics, Inc. (a)	28,082	714,406
Royalty Pharma PLC Class A	53,866	2,532,241
SIGA Technologies, Inc. (a)	25,272	163,257
Supernus Pharmaceuticals, Inc. (a)	25,164	739,570
TherapeuticsMD, Inc. (a)	114,498	188,922
Theravance Biopharma, Inc. (a)	20,867	388,961
Tilray, Inc. Class 2 (a)	20,943	379,068
Tricida, Inc. (a)	14,206	93,475
Viatris, Inc. (a)	581,223	9,874,979
WaVe Life Sciences Ltd. (a)	13,933	141,699
Zoetis, Inc.	224,300	34,598,275
Zogenix, Inc. (a)	24,846	471,080
TOTAL PHARMACEUTICALS		633,495,659
TOTAL COMMON STOCKS (Cost $1,980,920,084)		2,550,646,793
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (c) (Cost $3,174,000)	3,174,000	3,174,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,984,094,084)		2,553,820,793
NET OTHER ASSETS (LIABILITIES) – 0.1%		3,649,592
NET ASSETS – 100.0%		$ 2,557,470,385

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	39

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	6	March 2021	$ 620,460	$ 8,530	$ 8,530
CME E-mini S&P Health Care Select Sector Index Contracts (United States)	51	March 2021	5,918,550	59,689	59,689
Total Equity Index Contracts					$ 68,219
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,550,646,793	$ 2,550,626,952	$ —	$ 19,841
Money Market Funds	3,174,000	3,174,000	—	—
Total Investments in Securities:	$ 2,553,820,793	$ 2,553,800,952	$ —	$ 19,841
Derivative Instruments:
Assets
Futures Contracts	$ 68,219	$ 68,219	$ —	$ —
Total Assets	$ 68,219	$ 68,219	$ —	$ —
Total Derivative Instruments:	$ 68,219	$ 68,219	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$68,219	$0
Total Equity Risk	68,219	0
Total Value of Derivatives	$68,219	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
40	Semi-Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
AEROSPACE & DEFENSE – 16.3%
Aerospace & Defense – 16.3%
AAR Corp.	5,805	$ 194,758
Aerojet Rocketdyne Holdings, Inc. (a)	11,514	599,189
AeroVironment, Inc. (a)	3,996	458,621
Axon Enterprise, Inc. (a)	11,004	1,806,417
BWX Technologies, Inc.	16,518	890,651
Cubic Corp.	5,379	329,087
Curtiss-Wright Corp.	7,198	747,080
Ducommun, Inc. (a)	1,864	91,970
General Dynamics Corp.	42,215	6,192,096
HEICO Corp.	7,530	886,582
HEICO Corp. Class A	12,594	1,338,868
Hexcel Corp.	14,410	629,141
Howmet Aerospace, Inc.	68,035	1,672,300
Huntington Ingalls Industries, Inc.	7,008	1,102,569
Kaman Corp.	4,078	205,368
Kratos Defense & Security Solutions, Inc. (a)	21,248	563,922
L3Harris Technologies, Inc.	37,419	6,417,733
Lockheed Martin Corp.	43,544	14,013,330
Maxar Technologies, Inc.	10,551	441,770
Mercury Systems, Inc. (a)	9,656	686,155
Moog, Inc. Class A	5,175	382,277
National Presto Industries, Inc.	815	72,869
Northrop Grumman Corp.	27,417	7,857,986
PAE, Inc. (a)	11,136	92,429
Parsons Corp. (a)	4,324	154,194
Raytheon Technologies Corp.	264,440	17,646,081
Spirit AeroSystems Holdings, Inc. Class A	18,341	621,210
Teledyne Technologies, Inc. (a)	6,379	2,277,367
Textron, Inc.	39,467	1,786,276
The Boeing Co.	92,816	18,023,939
TransDigm Group, Inc. (a)	8,913	4,931,385
Triumph Group, Inc.	9,168	99,289
Vectrus, Inc. (a)	2,006	103,108
Virgin Galactic Holdings, Inc. (a)	22,389	991,609
TOTAL AEROSPACE & DEFENSE		94,307,626
AIR FREIGHT & LOGISTICS – 6.3%
Air Freight & Logistics – 6.3%
Air Transport Services Group, Inc. (a)	2,540	64,542
Atlas Air Worldwide Holdings, Inc. (a)	1,194	61,873
CH Robinson Worldwide, Inc.	23,361	1,998,767
Echo Global Logistics, Inc. (a)	4,619	121,618
Expeditors International of Washington, Inc.	29,018	2,597,691
FedEx Corp.	43,091	10,141,036
Forward Air Corp.	4,858	348,270
Hub Group, Inc. Class A (a)	5,822	306,412

	Shares	Value

United Parcel Service, Inc. Class B	122,400	$ 18,972,000
XPO Logistics, Inc. (a)	15,822	1,746,907
TOTAL AIR FREIGHT & LOGISTICS		36,359,116
AIRLINES – 0.6%
Airlines – 0.6%
Alaska Air Group, Inc.	5,389	263,145
Allegiant Travel Co.	710	128,858
American Airlines Group, Inc.	21,951	376,899
Delta Air Lines, Inc.	27,641	1,049,252
Hawaiian Holdings, Inc.	1,998	39,101
JetBlue Airways Corp. (a)	13,314	190,923
SkyWest, Inc.	2,222	86,636
Southwest Airlines Co.	25,580	1,123,985
Spirit Airlines, Inc. (a)	3,766	97,690
TOTAL AIRLINES		3,356,489
BUILDING PRODUCTS – 6.6%
Building Products – 6.6%
AAON, Inc.	7,206	533,244
Advanced Drainage Systems, Inc.	9,065	747,681
Allegion PLC	15,943	1,706,060
American Woodmark Corp. (a)	2,781	240,584
AO Smith Corp.	23,386	1,269,860
Apogee Enterprises, Inc.	4,324	151,772
Armstrong World Industries, Inc.	8,312	650,082
Builders FirstSource, Inc. (a)	34,429	1,316,909
Carrier Global Corp.	142,442	5,484,017
Cornerstone Building Brands, Inc. (a)	8,150	92,747
CSW Industrials, Inc.	2,538	295,728
Fortune Brands Home & Security, Inc.	23,932	2,064,135
Gibraltar Industries, Inc. (a)	5,614	503,183
Griffon Corp.	7,149	160,567
Insteel Industries, Inc.	3,267	82,459
JELD-WEN Holding, Inc. (a)	12,175	316,428
Johnson Controls International PLC	128,796	6,416,617
Lennox International, Inc.	5,957	1,641,094
Masco Corp.	45,287	2,459,537
Masonite International Corp. (a)	4,037	401,682
Owens Corning	18,714	1,452,206
PGT Innovations, Inc. (a)	10,209	211,428
Quanex Building Products Corp.	5,675	124,793
Resideo Technologies, Inc. (a)	21,730	501,963
Simpson Manufacturing Co., Inc.	6,803	625,876
The AZEK Co., Inc. (a)	16,054	640,394
Trane Technologies PLC	41,431	5,939,134
Trex Co., Inc. (a)	20,065	1,841,365
UFP Industries, Inc.	10,603	571,926
TOTAL BUILDING PRODUCTS		38,443,471

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	41

Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – 6.7%
Commercial Printing – 0.2%
Brady Corp. Class A	8,395	$ 385,414
Cimpress PLC (a)	3,130	286,051
Deluxe Corp.	7,166	242,856
Ennis, Inc.	4,561	83,010
		997,331
Diversified Support Services – 2.1%
Cintas Corp.	15,229	4,844,649
Copart, Inc. (a)	36,577	4,014,326
Healthcare Services Group, Inc.	12,978	420,747
IAA, Inc. (a)	23,225	1,327,076
KAR Auction Services, Inc.	22,522	415,756
Matthews International Corp. Class A	5,117	156,222
McGrath RentCorp	4,150	289,629
UniFirst Corp.	2,635	560,728
Viad Corp.	3,555	122,648
		12,151,781
Environmental & Facilities Services – 3.8%
ABM Industries, Inc.	11,462	421,114
BrightView Holdings, Inc. (a)	5,503	78,033
Casella Waste Systems, Inc. Class A (a)	8,189	468,738
Clean Harbors, Inc. (a)	9,151	708,836
Covanta Holding Corp.	20,645	292,127
Harsco Corp. (a)	13,780	229,161
Heritage-Crystal Clean, Inc. (a)	2,627	57,006
Montrose Environmental Group, Inc. (a)	3,242	119,889
Republic Services, Inc.	38,593	3,493,438
Rollins, Inc.	38,363	1,381,835
SP Plus Corp. (a)	3,753	108,837
Stericycle, Inc. (a)	15,831	1,036,614
Tetra Tech, Inc.	9,321	1,133,154
US Ecology, Inc.	4,864	160,512
Waste Connections, Inc.	45,505	4,482,698
Waste Management, Inc.	73,131	8,140,943
		22,312,935
Office Services & Supplies – 0.4%
ACCO Brands Corp.	16,318	132,013
Herman Miller, Inc.	10,148	347,569
HNI Corp.	7,328	236,401
Interface, Inc.	9,898	99,376
Kimball International, Inc. Class B	6,433	77,775
Knoll, Inc.	8,641	129,269
MSA Safety, Inc.	6,397	998,700
Pitney Bowes, Inc.	24,640	230,137
Steelcase, Inc. Class A	14,689	189,929
		2,441,169
Security & Alarm Services – 0.2%
ADT, Inc.	26,590	240,108

	Shares	Value

CoreCivic, Inc.	20,184	$143,508
The Brink's Co.	8,728	594,639
		978,255
TOTAL COMMERCIAL SERVICES & SUPPLIES		38,881,471
CONSTRUCTION & ENGINEERING – 2.1%
Construction & Engineering – 2.1%
AECOM (a)	27,749	1,390,225
Aegion Corp. (a)	5,299	97,343
Ameresco, Inc. Class A (a)	3,582	200,914
API Group Corp. (a)(b)	19,016	340,577
Arcosa, Inc.	8,345	465,567
Argan, Inc.	2,556	110,496
Comfort Systems USA, Inc.	6,348	351,870
Construction Partners, Inc. Class A (a)	4,470	127,037
Dycom Industries, Inc. (a)	5,505	446,676
EMCOR Group, Inc.	9,486	837,614
Fluor Corp.	22,933	396,512
Granite Construction, Inc.	8,081	239,278
Great Lakes Dredge & Dock Corp. (a)	11,159	152,097
IES Holdings, Inc. (a)	1,483	67,447
Jacobs Engineering Group, Inc.	22,561	2,277,758
MasTec, Inc. (a)	10,217	788,241
MYR Group, Inc. (a)	2,941	163,549
NV5 Global, Inc. (a)	1,800	157,194
Primoris Services Corp.	7,945	231,239
Quanta Services, Inc.	23,891	1,683,599
Sterling Construction Co., Inc. (a)	4,822	98,706
Tutor Perini Corp. (a)	7,129	106,222
Valmont Industries, Inc.	3,705	714,769
WillScot Mobile Mini Holdings Corp. (a)	27,818	659,565
TOTAL CONSTRUCTION & ENGINEERING		12,104,495
ELECTRICAL EQUIPMENT – 7.7%
Electrical Components & Equipment – 7.5%
Acuity Brands, Inc.	6,872	826,289
AMETEK, Inc.	39,742	4,501,179
Atkore International Group, Inc. (a)	8,192	363,397
Eaton Corp. PLC	69,263	8,152,255
Emerson Electric Co.	103,441	8,208,043
Encore Wire Corp.	3,591	207,380
EnerSys	7,349	604,308
FuelCell Energy, Inc. (a)	50,901	1,056,705
Generac Holdings, Inc. (a)	10,881	2,681,296
GrafTech International Ltd.	13,933	135,150
Hubbell, Inc.	9,372	1,458,283
nVent Electric PLC	28,014	626,953
Plug Power, Inc. (a)	78,538	4,961,246
Regal-Beloit Corp.	7,045	884,007
See accompanying notes which are an integral part of the financial statements.
42	Semi-Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
Rockwell Automation, Inc.	20,074	$ 4,988,991
Sensata Technologies Holding PLC (a)	27,163	1,480,384
Sunrun, Inc. (a)	20,329	1,408,190
Thermon Group Holdings, Inc. (a)	5,793	84,520
Vertiv Holdings Co.	39,706	798,885
Vicor Corp. (a)	3,520	304,621
		43,732,082
Heavy Electrical Equipment – 0.2%
AZZ, Inc.	4,561	217,058
Bloom Energy Corp. Class A (a)	16,942	591,445
TPI Composites, Inc. (a)	5,243	314,108
		1,122,611
TOTAL ELECTRICAL EQUIPMENT		44,854,693
INDUSTRIAL CONGLOMERATES – 11.4%
Industrial Conglomerates – 11.4%
3M Co.	99,717	17,516,288
Carlisle Cos., Inc.	9,462	1,371,328
General Electric Co.	1,515,213	16,182,475
Honeywell International, Inc.	121,477	23,732,962
Raven Industries, Inc.	6,278	202,591
Roper Technologies, Inc.	18,120	7,119,529
TOTAL INDUSTRIAL CONGLOMERATES		66,125,173
MACHINERY – 21.2%
Agricultural & Farm Machinery – 3.1%
AGCO Corp.	10,990	1,218,791
Deere & Co.	51,535	14,883,308
Lindsay Corp.	1,852	258,965
The Toro Co.	18,576	1,750,788
		18,111,852
Construction Machinery & Heavy Trucks – 6.3%
Alamo Group, Inc.	1,735	242,189
Allison Transmission Holdings, Inc.	19,614	798,290
Astec Industries, Inc.	3,520	209,334
Blue Bird Corp. (a)	2,281	46,760
Caterpillar, Inc.	93,736	17,138,690
Cummins, Inc.	25,568	5,993,651
Douglas Dynamics, Inc.	4,011	163,649
Federal Signal Corp.	10,402	340,041
Meritor, Inc. (a)	11,880	306,623
Navistar International Corp. (a)	7,820	344,080
Nikola Corp. (a)	22,910	528,992
Oshkosh Corp.	11,757	1,076,824
PACCAR, Inc.	59,921	5,465,994
REV Group, Inc.	4,858	50,183
Terex Corp.	12,083	432,088
The Greenbrier Cos., Inc.	5,582	201,957

	Shares	Value

The Manitowoc Co., Inc. (a)	5,827	$ 76,567
The Shyft Group, Inc.	5,214	157,463
Trinity Industries, Inc.	16,499	458,837
Wabash National Corp.	9,122	145,496
Westinghouse Air Brake Technologies Corp.	31,312	2,323,663
		36,501,371
Industrial Machinery – 11.8%
Albany International Corp. Class A	5,303	368,665
Altra Industrial Motion Corp.	11,151	573,273
Barnes Group, Inc.	8,358	401,769
Chart Industries, Inc. (a)	6,259	751,768
CIRCOR International, Inc. (a)	3,102	99,171
Colfax Corp. (a)	16,469	611,329
Columbus McKinnon Corp.	4,081	176,258
Crane Co.	8,066	610,435
Donaldson Co., Inc.	21,797	1,295,614
Dover Corp.	24,921	2,903,047
Energy Recovery, Inc. (a)	6,638	91,870
Enerpac Tool Group Corp.	10,381	210,423
EnPro Industries, Inc.	3,385	244,363
ESCO Technologies, Inc.	4,490	426,909
Evoqua Water Technologies Corp. (a)	18,203	496,032
Flowserve Corp.	22,584	803,087
Fortive Corp.	52,517	3,470,323
Franklin Electric Co., Inc.	6,822	473,583
Gates Industrial Corp. PLC (a)	10,107	142,711
Graco, Inc.	28,882	1,991,125
Helios Technologies, Inc.	5,279	287,969
Hillenbrand, Inc.	12,929	531,382
Hyster-Yale Materials Handling, Inc.	1,087	97,515
IDEX Corp.	13,064	2,432,386
Illinois Tool Works, Inc.	54,722	10,627,560
Ingersoll Rand, Inc. (a)	61,379	2,568,097
ITT, Inc.	14,976	1,118,857
John Bean Technologies Corp.	5,504	637,804
Kadant, Inc.	1,976	282,469
Kennametal, Inc.	14,274	540,699
Lincoln Electric Holdings, Inc.	9,733	1,114,428
Luxfer Holdings PLC	4,750	78,233
Mueller Industries, Inc.	8,867	302,808
Mueller Water Products, Inc. Class A	25,916	310,733
Nordson Corp.	9,480	1,696,825
Omega Flex, Inc.	533	98,605
Otis Worldwide Corp.	71,213	4,603,920
Parker Hannifin Corp.	22,260	5,890,219
Pentair PLC	28,743	1,565,344
Proto Labs, Inc. (a)	4,402	932,344
RBC Bearings, Inc. (a)	4,326	723,870
Rexnord Corp.	20,925	792,220
Snap-on, Inc.	8,962	1,613,070

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	43

Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery – continued
SPX Corp. (a)	7,790	$ 402,821
SPX FLOW, Inc. (a)	7,334	388,482
Standex International Corp.	2,104	172,339
Stanley Black & Decker, Inc.	27,644	4,795,958
Tennant Co.	3,041	206,028
The Gorman-Rupp Co.	2,964	93,366
The Middleby Corp. (a)	9,614	1,304,812
The Timken Co.	11,725	887,113
Trimas Corp. (a)	7,863	248,864
Watts Water Technologies, Inc. Class A	4,495	539,715
Welbilt, Inc. (a)	23,373	301,745
Woodward, Inc.	10,239	1,146,256
Xylem, Inc.	31,157	3,009,455
		68,486,066
TOTAL MACHINERY		123,099,289
MARINE – 0.1%
Marine – 0.1%
Genco Shipping & Trading Ltd.	3,522	27,859
Kirby Corp. (a)	2,549	129,387
Matson, Inc.	1,882	112,544
SEACOR Holdings, Inc. (a)	3,334	139,161
TOTAL MARINE		408,951
PROFESSIONAL SERVICES – 5.8%
Human Resource & Employment Services – 1.0%
ASGN, Inc. (a)	9,059	751,082
Barrett Business Services, Inc.	1,294	81,587
Heidrick & Struggles International, Inc.	3,308	96,461
Insperity, Inc.	6,366	499,667
Kelly Services, Inc. Class A	5,848	114,153
Kforce, Inc.	3,393	144,711
Korn Ferry	9,712	442,867
ManpowerGroup, Inc.	10,089	892,271
Robert Half International, Inc.	19,806	1,336,905
TriNet Group, Inc. (a)	7,595	562,866
TrueBlue, Inc. (a)	6,286	116,857
Upwork, Inc. (a)	13,502	559,658
		5,599,085
Research & Consulting Services – 4.8%
CBIZ, Inc. (a)	8,952	231,946
CoreLogic, Inc.	13,763	1,036,216
CoStar Group, Inc. (a)	6,817	6,133,323
Equifax, Inc.	21,028	3,724,269
Exponent, Inc.	8,919	736,531
Forrester Research, Inc. (a)	2,018	80,034
FTI Consulting, Inc. (a)	6,326	695,670

	Shares	Value

Huron Consulting Group, Inc. (a)	3,988	$ 211,205
ICF International, Inc.	3,248	250,518
IHS Markit Ltd.	65,256	5,682,493
Nielsen Holdings PLC	58,568	1,307,823
Resources Connection, Inc.	5,250	60,585
TransUnion	32,914	2,864,835
Verisk Analytics, Inc.	26,702	4,899,817
Willdan Group, Inc. (a)	2,003	89,514
		28,004,779
TOTAL PROFESSIONAL SERVICES		33,603,864
ROAD & RAIL – 11.6%
Railroads – 8.3%
CSX Corp.	132,427	11,356,277
Kansas City Southern	16,328	3,309,196
Norfolk Southern Corp.	44,162	10,449,612
Union Pacific Corp.	117,514	23,205,490
		48,320,575
Trucking – 3.3%
AMERCO	1,704	787,998
ArcBest Corp.	4,401	203,986
Avis Budget Group, Inc. (a)	9,652	399,014
Heartland Express, Inc.	7,701	144,548
JB Hunt Transport Services, Inc.	14,626	1,969,537
Knight-Swift Transportation Holdings, Inc.	22,113	884,520
Landstar System, Inc.	6,643	926,034
Marten Transport Ltd.	10,623	168,374
Old Dominion Freight Line, Inc.	16,249	3,152,306
Ryder System, Inc.	9,340	584,591
Saia, Inc. (a)	4,544	803,152
Schneider National, Inc. Class B	8,971	188,391
Uber Technologies, Inc. (a)	166,862	8,498,282
Werner Enterprises, Inc.	10,720	420,653
		19,131,386
TOTAL ROAD & RAIL		67,451,961
TRADING COMPANIES & DISTRIBUTORS – 3.3%
Trading Companies & Distributors – 3.3%
Air Lease Corp.	18,744	742,825
Applied Industrial Technologies, Inc.	6,699	471,543
Beacon Roofing Supply, Inc. (a)	9,479	376,980
Boise Cascade Co.	6,616	315,120
CAI International, Inc.	2,725	88,481
DXP Enterprises, Inc. (a)	2,877	66,718
Fastenal Co.	99,297	4,526,950
GATX Corp.	5,489	509,379
GMS, Inc. (a)	7,467	216,468
H&E Equipment Services, Inc.	5,538	152,184
Herc Holdings, Inc. (a)	3,506	224,314
See accompanying notes which are an integral part of the financial statements.
44	Semi-Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS – continued
Trading Companies & Distributors – continued
MRC Global, Inc. (a)	14,554	$ 100,568
MSC Industrial Direct Co., Inc. Class A	7,878	611,096
NOW, Inc. (a)	18,871	156,440
Rush Enterprises, Inc. Class A	7,314	307,115
Rush Enterprises, Inc. Class B	957	37,065
SiteOne Landscape Supply, Inc. (a)	7,628	1,202,783
Systemax, Inc.	2,337	89,811
Triton International Ltd.	11,175	517,849
United Rentals, Inc. (a)	12,476	3,031,793
Univar Solutions, Inc. (a)	29,117	541,285
Watsco, Inc.	5,679	1,354,385
WESCO International, Inc. (a)	8,638	657,438
WW Grainger, Inc.	7,882	2,872,122
TOTAL TRADING COMPANIES & DISTRIBUTORS		19,170,712
TRANSPORTATION INFRASTRUCTURE – 0.1%
Airport Services – 0.1%
Macquarie Infrastructure Corp.	12,780	355,156
TOTAL COMMON STOCKS (Cost $537,523,555)		578,522,467
Money Market Fund – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (c) (Cost $740,000)	740,000	$ 740,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $538,263,555)		579,262,467
NET OTHER ASSETS (LIABILITIES) – 0.1%		333,737
NET ASSETS – 100.0%		$ 579,596,204

Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $340,577 or of net assets.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	March 2021	$ 103,410	$ (882)	$ (882)
CME E-mini S&P Industrial Select Sector Index Contracts (United States)	10	March 2021	851,500	(39,491)	(39,491)
Total Equity Index Contracts					$(40,373)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	45

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 578,522,467	$ 578,522,467	$ —	$ —
Money Market Funds	740,000	740,000	—	—
Total Investments in Securities:	$ 579,262,467	$ 579,262,467	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (40,373)	$ (40,373)	$ —	$ —
Total Liabilities	$ (40,373)	$ (40,373)	$ —	$ —
Total Derivative Instruments:	$ (40,373)	$ (40,373)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(40,373)
Total Equity Risk	0	(40,373)
Total Value of Derivatives	$0	$(40,373)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
46	Semi-Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 2.9%
Communications Equipment – 2.9%
Acacia Communications, Inc. (a)	19,100	$ 2,185,040
ADTRAN, Inc.	23,706	407,743
Arista Networks, Inc. (a)	28,983	8,914,012
Calix, Inc. (a)	28,147	850,039
Casa Systems, Inc. (a)	14,887	114,779
Ciena Corp. (a)	78,320	4,181,505
Cisco Systems, Inc.	2,146,747	95,701,981
CommScope Holding Co., Inc. (a)	100,160	1,471,350
Comtech Telecommunications Corp.	10,723	228,829
Digi International, Inc. (a)	14,046	259,430
EchoStar Corp. Class A (a)	24,273	508,277
Extreme Networks, Inc. (a)	64,713	523,528
F5 Networks, Inc. (a)	31,023	6,078,957
Harmonic, Inc. (a)	47,474	368,398
Infinera Corp. (a)	84,940	836,659
Inseego Corp. (a)	30,998	569,123
Juniper Networks, Inc.	168,624	4,117,798
Lumentum Holdings, Inc. (a)	38,114	3,575,093
Motorola Solutions, Inc.	86,326	14,463,921
NETGEAR, Inc. (a)	15,715	650,444
Netscout Systems, Inc. (a)	37,285	1,090,027
Plantronics, Inc.	19,168	608,009
Ribbon Communications, Inc. (a)	37,567	274,615
ViaSat, Inc. (a)	25,763	1,121,721
Viavi Solutions, Inc. (a)	118,136	1,825,201
TOTAL COMMUNICATIONS EQUIPMENT		150,926,479
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.1%
Electronic Components – 0.9%
Amphenol Corp. Class A	151,877	18,966,400
Belden, Inc.	23,382	1,104,566
Corning, Inc.	386,492	13,863,468
Dolby Laboratories, Inc. Class A	32,737	2,881,838
II-VI, Inc. (a)	52,773	4,436,626
Knowles Corp. (a)	46,424	895,519
Littelfuse, Inc.	12,409	3,019,978
Rogers Corp. (a)	9,496	1,482,041
Vishay Intertechnology, Inc.	66,224	1,427,127
		48,077,563
Electronic Equipment & Instruments – 1.1%
Badger Meter, Inc.	14,903	1,366,754
Cognex Corp.	87,961	7,224,237
Coherent, Inc. (a)	12,314	2,473,144
FARO Technologies, Inc. (a)	8,838	623,698
FLIR Systems, Inc.	66,626	3,467,883
Itron, Inc. (a)	19,368	1,666,035
Keysight Technologies, Inc. (a)	95,207	13,480,359
MTS Systems Corp.	9,866	577,556
Napco Security Technologies, Inc. (a)	6,160	159,667

	Shares	Value

National Instruments Corp.	63,369	$ 2,623,477
nLight, Inc. (a)	17,346	549,521
Novanta, Inc. (a)	17,947	2,241,939
OSI Systems, Inc. (a)	8,764	788,935
PAR Technology Corp. (a)	10,440	649,995
Trimble, Inc. (a)	127,115	8,378,150
Vishay Precision Group, Inc. (a)	5,270	168,587
Vontier Corp. (a)	85,607	2,776,235
Zebra Technologies Corp. Class A (a)	27,107	10,512,908
		59,729,080
Electronic Manufacturing Services – 0.7%
Benchmark Electronics, Inc.	18,419	466,553
CTS Corp.	15,574	475,007
Fabrinet (a)	19,060	1,504,596
Flex Ltd. (a)	253,688	4,475,056
IPG Photonics Corp. (a)	18,910	4,225,061
Jabil, Inc.	68,553	2,836,038
Kimball Electronics, Inc. (a)	13,251	254,022
Methode Electronics, Inc.	19,381	731,633
Plexus Corp. (a)	14,812	1,139,339
Sanmina Corp. (a)	34,226	1,064,429
TE Connectivity Ltd.	167,799	20,203,000
TTM Technologies, Inc. (a)	49,386	662,266
		38,037,000
Technology Distributors – 0.4%
Arrow Electronics, Inc. (a)	39,518	3,858,142
Avnet, Inc.	50,469	1,782,061
CDW Corp.	72,449	9,538,635
ePlus, Inc. (a)	7,159	601,642
Insight Enterprises, Inc. (a)	17,752	1,350,927
PC Connection, Inc.	5,866	287,962
ScanSource, Inc. (a)	13,647	330,121
SYNNEX Corp.	22,392	1,827,635
		19,577,125
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		165,420,768
IT SERVICES – 18.6%
Data Processing & Outsourced Services – 13.1%
Alliance Data Systems Corp.	22,799	1,542,352
Automatic Data Processing, Inc.	218,605	36,096,058
Black Knight, Inc. (a)	79,943	6,530,544
Broadridge Financial Solutions, Inc.	58,570	8,276,527
Cardtronics PLC Class A (a)	17,826	692,540
Cass Information Systems, Inc.	6,296	255,618
Concentrix Corp. (a)	22,392	2,394,153
Conduent, Inc. (a)	91,473	440,900
CSG Systems International, Inc.	16,608	715,639
Euronet Worldwide, Inc. (a)	26,625	3,327,060
EVERTEC, Inc.	31,768	1,102,350
Evo Payments, Inc. Class A (a)	21,153	485,673

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	47

Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
ExlService Holdings, Inc. (a)	17,528	$ 1,344,047
Fidelity National Information Services, Inc.	315,025	38,892,986
Fiserv, Inc. (a)	289,403	29,718,794
FleetCor Technologies, Inc. (a)	42,775	10,383,631
Global Payments, Inc.	152,148	26,857,165
International Money Express, Inc. (a)	14,759	210,758
Jack Henry & Associates, Inc.	39,142	5,667,370
Mastercard, Inc. Class A	454,172	143,650,062
MAXIMUS, Inc.	31,310	2,350,129
NIC, Inc.	33,259	895,332
Paychex, Inc.	163,985	14,319,170
PayPal Holdings, Inc. (a)	567,128	132,883,762
Repay Holding Corp. (a)	34,697	768,538
Sabre Corp.	158,666	1,710,419
Shift4 Payments, Inc. (a)	16,603	1,079,361
Square, Inc. Class A (a)	188,779	40,768,713
Sykes Enterprises, Inc. (a)	19,740	761,767
The Western Union Co.	208,481	4,642,872
TTEC Holdings, Inc.	9,480	716,498
Verra Mobility Corp. (a)	64,972	831,642
Visa, Inc. Class A	857,223	165,658,345
WEX, Inc. (a)	22,444	4,232,938
		690,203,713
Internet Services & Infrastructure – 1.6%
Akamai Technologies, Inc. (a)	82,646	9,176,185
BigCommerce Holdings, Inc. (a)	6,364	508,738
Endurance International Group Holdings, Inc. (a)	41,258	391,126
Fastly, Inc. Class A (a)	41,421	4,529,386
GoDaddy, Inc. Class A (a)	85,030	6,681,657
GTT Communications, Inc. (a)	14,993	69,718
Limelight Networks, Inc. (a)	62,807	286,086
MongoDB, Inc. (a)	24,493	9,052,858
Okta, Inc. (a)	61,063	15,815,928
Rackspace Technology, Inc. (a)	20,275	468,555
Snowflake, Inc. Class A (a)	16,452	4,482,347
Switch, Inc. Class A	34,176	588,511
Tucows, Inc. Class A (a)	4,790	382,721
Twilio, Inc. Class A (a)	66,438	23,879,810
VeriSign, Inc. (a)	52,624	10,212,740
		86,526,366
IT Consulting & Other Services – 3.9%
Accenture PLC Class A	323,457	78,250,717
Booz Allen Hamilton Holding Corp.	70,414	5,997,160
CACI International, Inc. Class A (a)	12,763	3,078,691
Cognizant Technology Solutions Corp. Class A	275,989	21,513,343
DXC Technology Co.	129,717	3,658,019

	Shares	Value

EPAM Systems, Inc. (a)	28,387	$ 9,777,334
Gartner, Inc. (a)	45,452	6,904,613
International Business Machines Corp.	452,803	53,933,365
KBR, Inc.	72,853	2,116,380
Leidos Holdings, Inc.	68,552	7,270,625
LiveRamp Holdings, Inc. (a)	33,356	2,525,383
ManTech International Corp. Class A	14,017	1,257,185
Perficient, Inc. (a)	17,309	945,245
Perspecta, Inc.	73,870	2,138,537
Science Applications International Corp.	26,818	2,575,333
The Hackett Group, Inc.	12,815	174,540
Unisys Corp. (a)	29,950	715,506
Virtusa Corp. (a)	14,589	744,768
		203,576,744
TOTAL IT SERVICES		980,306,823
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 18.8%
Semiconductor Equipment – 3.0%
ACM Research, Inc. Class A (a)	5,814	523,260
Advanced Energy Industries, Inc. (a)	19,315	1,981,333
Amkor Technology, Inc.	56,922	883,429
Applied Materials, Inc.	464,319	44,890,361
Axcelis Technologies, Inc. (a)	16,032	548,936
Brooks Automation, Inc.	37,206	2,818,727
CMC Materials, Inc.	14,992	2,208,472
Cohu, Inc.	21,880	890,078
Enphase Energy, Inc. (a)	60,937	11,111,862
Entegris, Inc.	68,875	6,776,611
FormFactor, Inc. (a)	38,873	1,588,740
Ichor Holdings Ltd. (a)	11,235	405,583
KLA Corp.	79,145	22,166,140
Kulicke & Soffa Industries, Inc.	32,188	1,148,146
Lam Research Corp.	74,027	35,825,367
MKS Instruments, Inc.	28,177	4,453,938
Onto Innovation, Inc. (a)	24,580	1,328,549
PDF Solutions, Inc. (a)	16,723	323,088
Photronics, Inc. (a)	33,681	373,859
SolarEdge Technologies, Inc. (a)	25,510	7,355,298
Teradyne, Inc.	84,621	9,602,791
Ultra Clean Holdings, Inc. (a)	20,805	803,073
Veeco Instruments, Inc. (a)	24,122	445,292
		158,452,933
Semiconductors – 15.8%
Advanced Micro Devices, Inc. (a)	596,934	51,121,428
Ambarella, Inc. (a)	17,105	1,614,028
Analog Devices, Inc.	187,695	27,653,104
Broadcom, Inc.	204,480	92,118,240
CEVA, Inc. (a)	10,808	635,402
Cirrus Logic, Inc. (a)	29,733	2,785,685
Cree, Inc. (a)	55,834	5,643,701
See accompanying notes which are an integral part of the financial statements.
48	Semi-Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductors – continued
Diodes, Inc. (a)	22,072	$ 1,562,256
DSP Group, Inc. (a)	11,369	183,382
First Solar, Inc. (a)	40,641	4,029,555
Impinj, Inc. (a)	8,457	447,967
Inphi Corp. (a)	26,434	4,457,037
Intel Corp.	2,162,353	120,032,215
Lattice Semiconductor Corp. (a)	68,524	2,748,498
MACOM Technology Solutions Holdings, Inc. (a)	23,161	1,316,935
MagnaChip Semiconductor Corp. (a)	15,998	271,806
Marvell Technology Group Ltd.	341,168	17,556,505
Maxim Integrated Products, Inc.	135,495	11,884,266
MaxLinear, Inc. Class A (a)	35,365	1,110,107
Microchip Technology, Inc.	128,499	17,489,999
Micron Technology, Inc. (a)	564,841	44,210,105
Monolithic Power Systems, Inc.	21,612	7,678,528
NeoPhotonics Corp. (a)	23,615	263,071
NVIDIA Corp.	313,706	162,998,501
NXP Semiconductors N.V.	142,140	22,809,206
ON Semiconductor Corp. (a)	209,725	7,233,415
Power Integrations, Inc.	30,764	2,478,040
Qorvo, Inc. (a)	58,147	9,936,159
QUALCOMM, Inc.	573,651	89,650,178
Rambus, Inc. (a)	56,136	1,066,303
Semtech Corp. (a)	33,400	2,369,730
Silicon Laboratories, Inc. (a)	22,088	2,897,283
SiTime Corp. (a)	4,250	518,713
Skyworks Solutions, Inc.	84,814	14,354,770
SMART Global Holdings, Inc. (a)	6,751	250,800
SunPower Corp. (a)	46,423	2,507,306
Synaptics, Inc. (a)	17,404	1,726,825
Texas Instruments, Inc.	465,689	77,160,010
Universal Display Corp.	21,577	4,980,403
Xilinx, Inc.	124,142	16,209,221
		835,960,683
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		994,413,616
SOFTWARE – 33.3%
Application Software – 13.2%
2U, Inc. (a)	36,243	1,482,339
8x8, Inc. (a)	51,229	1,805,822
ACI Worldwide, Inc. (a)	58,616	2,250,268
Adobe, Inc. (a)	243,876	111,882,993
Agilysys, Inc. (a)	9,874	363,264
Alarm.com Holdings, Inc. (a)	22,393	2,080,758
Altair Engineering, Inc. Class A (a)	20,550	1,149,361
Alteryx, Inc. Class A (a)	27,037	3,408,014
American Software, Inc. Class A	15,033	288,784

	Shares	Value

Anaplan, Inc. (a)	55,909	$ 3,729,130
ANSYS, Inc. (a)	43,638	15,463,998
Appfolio, Inc. Class A (a)	7,571	1,156,925
Aspen Technology, Inc. (a)	34,648	4,639,367
Autodesk, Inc. (a)	111,409	30,908,199
Avalara, Inc. (a)	40,380	6,057,000
Avaya Holdings Corp. (a)	42,324	941,286
Benefitfocus, Inc. (a)	12,794	157,366
Bill.com Holdings, Inc. (a)	25,523	3,110,743
Blackbaud, Inc.	25,014	1,663,181
Blackline, Inc. (a)	24,614	3,190,467
Bottomline Technologies DE, Inc. (a)	22,478	1,073,999
Box, Inc. Class A (a)	78,717	1,364,953
Cadence Design Systems, Inc. (a)	141,755	18,483,434
CDK Global, Inc.	61,989	3,093,251
Cerence, Inc. (a)	18,492	2,069,440
Ceridian HCM Holding, Inc. (a)	67,596	6,280,344
ChannelAdvisor Corp. (a)	14,700	301,350
Citrix Systems, Inc.	59,853	7,979,003
Cloudera, Inc. (a)	106,402	1,624,759
Cornerstone OnDemand, Inc. (a)	27,954	1,143,319
Coupa Software, Inc. (a)	34,058	10,553,552
Datadog, Inc. Class A (a)	77,291	7,941,650
Digital Turbine, Inc. (a)	40,032	2,290,231
DocuSign, Inc. (a)	88,771	20,673,878
Domo, Inc. Class B (a)	10,682	677,132
Dropbox, Inc. Class A (a)	160,606	3,634,514
Dynatrace, Inc. (a)	92,931	3,857,566
Ebix, Inc.	12,552	653,583
eGain Corp. (a)	11,017	121,187
Elastic N.V. (a)	30,646	4,656,966
Envestnet, Inc. (a)	27,113	2,080,380
Everbridge, Inc. (a)	17,460	2,320,958
Fair Isaac Corp. (a)	14,752	6,640,023
Five9, Inc. (a)	33,265	5,530,306
Guidewire Software, Inc. (a)	42,117	4,832,505
HubSpot, Inc. (a)	22,041	8,203,660
InterDigital, Inc.	15,659	1,005,464
Intuit, Inc.	132,577	47,890,790
j2 Global, Inc. (a)	22,966	2,357,230
LivePerson, Inc. (a)	32,326	2,048,175
Manhattan Associates, Inc. (a)	32,537	3,684,165
Medallia, Inc. (a)	38,820	1,611,030
MicroStrategy, Inc. Class A (a)	3,720	2,296,393
Mimecast Ltd. (a)	30,299	1,304,675
Mitek Systems, Inc. (a)	21,025	339,554
Model N, Inc. (a)	12,733	432,667
New Relic, Inc. (a)	25,708	1,932,727
Nuance Communications, Inc. (a)	143,140	6,518,596
Nutanix, Inc. Class A (a)	95,122	2,903,123
PagerDuty, Inc. (a)	11,824	576,184

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	49

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
Paycom Software, Inc. (a)	25,258	$ 9,591,473
Paylocity Holding Corp. (a)	19,178	3,595,108
Pegasystems, Inc.	20,448	2,606,098
Pluralsight, Inc. Class A (a)	52,969	1,101,755
PROS Holdings, Inc. (a)	20,847	878,493
PTC, Inc. (a)	55,981	7,440,435
Q2 Holdings, Inc. (a)	24,410	3,124,236
QAD, Inc. Class A	5,915	383,233
RealPage, Inc. (a)	46,868	4,057,363
RingCentral, Inc. Class A (a)	37,787	14,091,528
Salesforce.com, Inc. (a)	462,666	104,358,943
ShotSpotter, Inc. (a)	4,069	187,133
Slack Technologies, Inc. Class A (a)	198,191	8,357,714
Smartsheet, Inc. Class A (a)	54,879	3,827,261
Splunk, Inc. (a)	80,730	13,322,872
Sprout Social, Inc. Class A (a)	9,767	644,622
SPS Commerce, Inc. (a)	17,660	1,746,397
SS&C Technologies Holdings, Inc.	118,168	7,430,404
SVMK, Inc. (a)	56,951	1,435,735
Synopsys, Inc. (a)	77,253	19,734,279
The Trade Desk, Inc. Class A (a)	21,246	16,274,224
Tyler Technologies, Inc. (a)	20,481	8,659,162
Upland Software, Inc. (a)	12,436	593,073
Verint Systems, Inc. (a)	32,706	2,414,684
Vertex, Inc. (a)	12,757	419,067
VirnetX Holding Corp.	32,586	197,145
Workday, Inc. Class A (a)	90,108	20,502,273
Workiva, Inc. (a)	17,579	1,713,425
Yext, Inc. (a)	41,015	691,923
Zendesk, Inc. (a)	58,761	8,475,687
Zoom Video Communications, Inc. Class A (a)	87,945	32,721,696
		699,289,422
Systems Software – 20.1%
A10 Networks, Inc. (a)	27,027	268,378
Appian Corp. (a)	15,324	3,347,681
Cloudflare, Inc. Class A (a)	78,482	6,016,430
CommVault Systems, Inc. (a)	22,052	1,384,425
Crowdstrike Holdings, Inc. Class A (a)	73,127	15,780,807
FireEye, Inc. (a)	113,104	2,375,184
Fortinet, Inc. (a)	70,181	10,158,700
Microsoft Corp.	3,655,253	847,872,486
NortonLifelock, Inc.	285,695	6,019,594
OneSpan, Inc. (a)	15,923	371,324
Oracle Corp.	1,014,136	61,284,238
Palo Alto Networks, Inc. (a)	49,042	17,201,481
Ping Identity Holding Corp. (a)	18,288	546,994
Progress Software Corp.	22,741	913,733
Proofpoint, Inc. (a)	29,184	3,767,071

	Shares	Value

Qualys, Inc. (a)	16,863	$ 2,335,020
Rapid7, Inc. (a)	24,325	2,111,896
SailPoint Technologies Holding, Inc. (a)	45,796	2,532,977
ServiceNow, Inc. (a)	97,518	52,967,877
SolarWinds Corp. (a)	31,819	534,877
Tenable Holdings, Inc. (a)	27,685	1,370,131
Teradata Corp. (a)	56,834	1,528,835
Varonis Systems, Inc. (a)	16,054	2,837,866
VMware, Inc. Class A (a)	42,827	5,903,702
Xperi Holding Corp.	55,975	1,078,078
Zscaler, Inc. (a)	35,780	7,145,266
Zuora, Inc. Class A (a)	49,326	727,558
		1,058,382,609
TOTAL SOFTWARE		1,757,672,031
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 23.1%
Technology Hardware, Storage & Peripherals – 23.1%
3D Systems Corp. (a)	61,294	2,178,389
Apple, Inc.	8,695,467	1,147,453,825
DELL Technologies, Inc. Class C (a)	122,677	8,941,926
Diebold Nixdorf, Inc. (a)	36,610	500,092
Eastman Kodak Co. (a)	21,193	203,241
Hewlett Packard Enterprise Co.	654,468	8,076,135
HP, Inc.	726,364	17,679,700
NCR Corp. (a)	66,074	2,204,229
NetApp, Inc.	112,843	7,497,289
Pure Storage, Inc. Class A (a)	122,015	2,822,207
Seagate Technology PLC	117,908	7,796,077
Super Micro Computer, Inc. (a)	21,445	664,795
Western Digital Corp.	154,009	8,690,728
Xerox Holdings Corp.	92,495	1,945,170
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		1,216,653,803
TOTAL COMMON STOCKS (Cost $3,097,396,978)		5,265,393,520
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $8,804,000)	8,804,000	8,804,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $3,106,200,978)		5,274,197,520
NET OTHER ASSETS (LIABILITIES) – 0.0%		1,210,274
NET ASSETS – 100.0%		$ 5,275,407,794

See accompanying notes which are an integral part of the financial statements.
50	Semi-Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments (Unaudited)–continued
Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	6	March 2021	$ 620,460	$ 36,021	$ 36,021
CME E-mini S&P Technology Select Sector Index Contracts (United States)	67	March 2021	8,693,250	236,495	236,495
Total Equity Index Contracts					$ 272,516
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 5,265,393,520	$ 5,265,393,520	$ —	$ —
Money Market Funds	8,804,000	8,804,000	—	—
Total Investments in Securities:	$ 5,274,197,520	$ 5,274,197,520	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 272,516	$ 272,516	$ —	$ —
Total Assets	$ 272,516	$ 272,516	$ —	$ —
Total Derivative Instruments:	$ 272,516	$ 272,516	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$272,516	$0
Total Equity Risk	272,516	0
Total Value of Derivatives	$272,516	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	51

Fidelity® MSCI Materials Index ETF
Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
CHEMICALS – 64.4%
Commodity Chemicals – 7.8%
AdvanSix, Inc. (a)	6,865	$ 146,362
Cabot Corp.	13,821	606,880
Dow, Inc.	181,115	9,399,868
Hawkins, Inc.	2,333	128,152
Koppers Holdings, Inc. (a)	5,145	171,225
Kronos Worldwide, Inc.	5,573	78,914
LyondellBasell Industries N.V. Class A	65,267	5,597,298
Olin Corp.	38,580	922,448
Orion Engineered Carbons S.A.	14,814	225,617
Tredegar Corp.	6,544	95,477
Trinseo S.A.	7,500	381,225
Tronox Holdings PLC Class A (a)	22,828	350,410
Valvoline, Inc.	45,220	1,073,523
Westlake Chemical Corp.	9,375	716,812
		19,894,211
Diversified Chemicals – 2.2%
Eastman Chemical Co.	33,074	3,252,828
Huntsman Corp.	48,523	1,281,978
The Chemours Co.	40,139	1,057,261
		5,592,067
Fertilizers & Agricultural Chemicals – 6.9%
American Vanguard Corp.	6,646	109,991
CF Industries Holdings, Inc.	52,268	2,162,850
Corteva, Inc.	182,935	7,291,789
FMC Corp.	31,666	3,429,111
The Mosaic Co.	88,010	2,284,740
The Scotts Miracle-Gro Co.	10,224	2,263,696
		17,542,177
Industrial Gases – 18.1%
Air Products & Chemicals, Inc.	53,981	14,399,972
Linde PLC (a)	128,391	31,507,151
		45,907,123
Specialty Chemicals – 29.4%
Albemarle Corp.	25,992	4,227,859
Amyris, Inc. (a)	27,517	258,660
Ashland Global Holdings, Inc.	13,298	1,063,707
Avient Corp.	22,340	858,526
Axalta Coating Systems Ltd. (a)	51,765	1,397,137
Balchem Corp.	7,906	846,179
Celanese Corp.	28,906	3,530,868
Chase Corp.	1,836	184,041
DuPont de Nemours, Inc.	179,331	14,247,848
Ecolab, Inc.	62,769	12,836,888
Element Solutions, Inc.	54,748	932,358
Ferro Corp. (a)	18,090	249,461
FutureFuel Corp.	6,464	85,971
GCP Applied Technologies, Inc. (a)	11,589	287,291
HB Fuller Co.	12,602	641,316
Ingevity Corp. (a)	10,089	662,746

	Shares	Value

Innospec, Inc.	5,998	$ 526,564
International Flavors & Fragrances, Inc.	20,907	2,349,529
Kraton Corp. (a)	7,807	219,221
Livent Corp. (a)	35,742	651,219
Minerals Technologies, Inc.	8,333	513,563
NewMarket Corp.	2,136	837,718
PPG Industries, Inc.	57,671	7,768,860
PQ Group Holdings, Inc.	10,050	138,489
Quaker Chemical Corp.	3,262	855,068
RPM International, Inc.	31,761	2,619,330
Sensient Technologies Corp.	10,354	730,268
Stepan Co.	4,933	555,850
The Sherwin-Williams Co.	20,025	13,853,295
WR Grace & Co.	13,729	796,557
		74,726,387
TOTAL CHEMICALS		163,661,965
CONSTRUCTION MATERIALS – 4.4%
Construction Materials – 4.4%
Eagle Materials, Inc.	9,697	1,066,961
Forterra, Inc. (a)	6,843	125,227
Martin Marietta Materials, Inc.	15,217	4,373,518
Summit Materials, Inc. Class A (a)	27,863	572,027
United States Lime & Minerals, Inc.	559	67,639
US Concrete, Inc. (a)	3,856	170,782
Vulcan Materials Co.	32,368	4,827,364
TOTAL CONSTRUCTION MATERIALS		11,203,518
CONTAINERS & PACKAGING – 14.6%
Metal & Glass Containers – 6.0%
AptarGroup, Inc.	15,755	2,094,942
Ball Corp.	79,807	7,024,612
Berry Global Group, Inc. (a)	32,403	1,599,736
Crown Holdings, Inc. (a)	32,932	2,968,820
Greif, Inc. Class A	6,149	277,689
Greif, Inc. Class B	1,059	48,396
Myers Industries, Inc.	7,459	149,553
O-I Glass, Inc.	36,389	459,957
Silgan Holdings, Inc.	18,936	689,839
		15,313,544
Paper Packaging – 8.6%
Amcor PLC	383,310	4,193,411
Avery Dennison Corp.	20,397	3,077,295
Graphic Packaging Holding Co.	68,142	1,067,104
International Paper Co.	91,261	4,591,341
Packaging Corp. of America	23,174	3,115,976
Ranpak Holdings Corp. (a)	7,025	121,814
Sealed Air Corp.	38,047	1,608,247
Sonoco Products Co.	24,532	1,420,648

See accompanying notes which are an integral part of the financial statements.
52	Semi-Annual Report

Fidelity® MSCI Materials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
CONTAINERS & PACKAGING – continued
Paper Packaging – continued
Westrock Co.	63,450	$ 2,628,733
		21,824,569
TOTAL CONTAINERS & PACKAGING		37,138,113
METALS & MINING – 15.4%
Aluminum – 0.7%
Alcoa Corp. (a)	45,439	817,902
Arconic Corp. (a)	23,992	604,598
Century Aluminum Co. (a)	13,121	127,930
Kaiser Aluminum Corp.	3,865	335,096
		1,885,526
Copper – 3.8%
Freeport-McMoRan, Inc.	354,895	9,550,225
Diversified Metals & Mining – 0.3%
Compass Minerals International, Inc.	8,287	482,800
Materion Corp.	4,951	337,609
		820,409
Gold – 5.5%
Coeur Mining, Inc. (a)	59,638	539,724
McEwen Mining, Inc. (a)	83,184	100,652
Newmont Corp.	196,258	11,696,977
Royal Gold, Inc.	16,027	1,712,966
		14,050,319
Silver – 0.3%
Hecla Mining Co.	129,223	735,279
Steel – 4.8%
Allegheny Technologies, Inc. (a)	30,947	526,408
Carpenter Technology Corp.	11,686	365,071
Cleveland-Cliffs, Inc.	97,554	1,496,478
Commercial Metals Co.	29,151	573,983
Nucor Corp.	73,780	3,595,299
Reliance Steel & Aluminum Co.	15,582	1,808,759
Schnitzer Steel Industries, Inc. Class A	6,531	192,795
Steel Dynamics, Inc.	51,406	1,761,684
SunCoke Energy, Inc.	20,321	100,183
United States Steel Corp.	53,854	956,447

	Shares	Value

Warrior Met Coal, Inc.	12,500	$287,750
Worthington Industries, Inc.	9,342	488,960
		12,153,817
TOTAL METALS & MINING		39,195,575
PAPER & FOREST PRODUCTS – 1.0%
Forest Products – 0.4%
Louisiana-Pacific Corp.	27,445	1,043,185
Paper Products – 0.6%
Clearwater Paper Corp. (a)	4,046	154,072
Domtar Corp.	13,496	404,475
Glatfelter Corp.	10,342	161,852
Mercer International, Inc.	10,529	118,978
Neenah, Inc.	4,081	207,804
Schweitzer-Mauduit International, Inc.	7,634	283,527
		1,330,708
TOTAL PAPER & FOREST PRODUCTS		2,373,893
TOTAL COMMON STOCKS (Cost $243,397,269)		253,573,064
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $409,000)	409,000	409,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $243,806,269)		253,982,064
NET OTHER ASSETS (LIABILITIES) – 0.1%		133,027
NET ASSETS – 100.0%		$ 254,115,091

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Micro Russell 2000 Index Contracts (United States)	9	March 2021	$ 93,069	$ 7,487	$ 7,487
CME E-mini S&P Materials Select Sector Index Contracts (United States)	6	March 2021	447,660	(10,423)	(10,423)
Total Equity Index Contracts					$ (2,936)
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	53

The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 253,573,064	$ 253,573,064	$ —	$ —
Money Market Funds	409,000	409,000	—	—
Total Investments in Securities:	$ 253,982,064	$ 253,982,064	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 7,487	$ 7,487	$ —	$ —
Total Assets	$ 7,487	$ 7,487	$ —	$ —
Liabilities
Futures Contracts	$ (10,423)	$ (10,423)	$ —	$ —
Total Liabilities	$ (10,423)	$ (10,423)	$ —	$ —
Total Derivative Instruments:	$ (2,936)	$ (2,936)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$7,487	$(10,423)
Total Equity Risk	7,487	(10,423)
Total Value of Derivatives	$7,487	$(10,423)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
54	Semi-Annual Report

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 95.0%
Diversified REITs – 3.8%
Alexander & Baldwin, Inc.	81,701	$ 1,235,319
American Assets Trust, Inc.	53,233	1,470,828
Armada Hoffler Properties, Inc.	69,653	748,770
Colony Capital, Inc.	541,553	2,686,103
Empire State Realty Trust, Inc. Class A	170,191	1,678,083
Essential Properties Realty Trust, Inc.	109,610	2,282,080
Gladstone Commercial Corp.	43,779	775,326
Global Net Lease, Inc.	102,593	1,652,773
iStar, Inc.	97,233	1,475,997
One Liberty Properties, Inc.	24,640	493,786
PS Business Parks, Inc.	20,372	2,773,037
STORE Capital Corp.	241,820	7,501,256
VEREIT, Inc.	218,431	7,695,324
Washington Real Estate Investment Trust	83,532	1,832,692
WP Carey, Inc.	173,271	11,505,195
		45,806,569
Health Care REITs – 8.9%
CareTrust REIT, Inc.	101,879	2,288,202
Community Healthcare Trust, Inc.	29,820	1,333,550
Diversified Healthcare Trust	274,319	1,102,762
Global Medical REIT, Inc.	70,174	879,982
Healthcare Realty Trust, Inc.	131,045	3,932,661
Healthcare Trust of America, Inc. Class A	222,093	6,274,127
Healthpeak Properties, Inc.	502,133	14,888,244
LTC Properties, Inc.	39,502	1,526,357
Medical Properties Trust, Inc.	580,722	12,259,042
National Health Investors, Inc.	47,931	3,107,846
Omega Healthcare Investors, Inc.	230,821	8,360,337
Physicians Realty Trust	205,270	3,618,910
Sabra Health Care REIT, Inc.	215,923	3,625,347
Universal Health Realty Income Trust	13,725	819,108
Ventas, Inc.	372,377	17,155,408
Welltower, Inc.	410,555	24,879,633
		106,051,516
Hotel & Resort REITs – 3.3%
Apple Hospitality REIT, Inc.	227,294	2,836,629
Chatham Lodging Trust	66,295	710,019
DiamondRock Hospitality Co.	219,469	1,799,646
Host Hotels & Resorts, Inc.	707,660	9,588,793
MGM Growth Properties LLC Class A	137,571	4,285,337
Park Hotels & Resorts, Inc.	247,986	4,136,406
Pebblebrook Hotel Trust	141,359	2,598,178
RLJ Lodging Trust	183,341	2,366,932
Ryman Hospitality Properties, Inc.	55,756	3,615,777
Service Properties Trust	178,807	1,897,142
Summit Hotel Properties, Inc.	127,463	1,032,450
Sunstone Hotel Investors, Inc.	232,665	2,489,516

	Shares	Value

Xenia Hotels & Resorts, Inc.	128,048	$ 1,852,855
		39,209,680
Industrial REITs – 10.6%
Americold Realty Trust	204,778	7,148,800
Duke Realty Corp.	371,682	14,703,740
EastGroup Properties, Inc.	40,966	5,536,145
First Industrial Realty Trust, Inc.	130,778	5,314,818
Industrial Logistics Properties Trust	78,007	1,654,529
Lexington Realty Trust	272,147	2,789,507
Monmouth Real Estate Investment Corp. Class A	113,968	1,975,065
Prologis, Inc.	708,238	73,090,162
Rexford Industrial Realty, Inc.	124,013	6,069,196
STAG Industrial, Inc.	156,144	4,653,091
Terreno Realty Corp.	70,948	4,014,238
		126,949,291
Office REITs – 7.7%
Alexandria Real Estate Equities, Inc.	123,692	20,670,170
Boston Properties, Inc.	145,909	13,317,114
Brandywine Realty Trust	179,907	1,978,977
City Office REIT, Inc.	68,433	644,639
Columbia Property Trust, Inc.	122,001	1,659,214
Corporate Office Properties Trust	115,600	3,036,812
Cousins Properties, Inc.	151,463	4,777,143
Douglas Emmett, Inc.	169,794	4,704,992
Easterly Government Properties, Inc.	81,307	1,784,689
Equity Commonwealth	124,277	3,543,137
Franklin Street Properties Corp.	106,563	437,974
Highwoods Properties, Inc.	105,074	3,939,224
Hudson Pacific Properties, Inc.	157,410	3,689,690
JBG SMITH Properties	125,096	3,735,366
Kilroy Realty Corp.	104,170	5,899,147
Mack-Cali Realty Corp.	84,130	1,070,975
Office Properties Income Trust	51,377	1,188,864
Paramount Group, Inc.	194,858	1,732,288
Piedmont Office Realty Trust, Inc. Class A	128,391	1,974,654
SL Green Realty Corp.	73,528	4,961,669
Vornado Realty Trust	166,064	6,602,705
		91,349,443
Residential REITs – 13.7%
American Campus Communities, Inc.	141,443	5,821,794
American Homes 4 Rent Class A	286,951	8,674,529
Apartment Income REIT Corp. (a)	153,412	5,947,783
Apartment Investment and Management Co. Class A	162,510	745,921
AvalonBay Communities, Inc.	139,534	22,837,530
Camden Property Trust	97,249	9,933,985
Centerspace	13,833	967,480
Equity Lifestyle Properties, Inc.	173,434	10,551,725
Equity Residential	369,320	22,764,885

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	55

Common Stocks – continued
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REITs – continued
Essex Property Trust, Inc.	64,402	$ 15,431,363
Independence Realty Trust, Inc.	117,601	1,561,741
Invitation Homes, Inc.	551,961	16,271,810
Mid-America Apartment Communities, Inc.	115,110	15,280,852
NexPoint Residential Trust, Inc.	25,014	987,303
Sun Communities, Inc.	94,821	13,571,730
UDR, Inc.	295,573	11,364,782
UMH Properties, Inc.	52,974	778,718
		163,493,931
Retail REITs – 9.5%
Acadia Realty Trust	90,455	1,311,597
Agree Realty Corp.	51,662	3,265,038
Alexander's, Inc.	2,676	715,027
American Finance Trust, Inc.	119,574	870,499
Brixmor Property Group, Inc.	305,761	5,176,534
Federal Realty Investment Trust	71,915	6,296,877
Getty Realty Corp.	42,963	1,141,527
Kimco Realty Corp.	440,473	7,272,209
Kite Realty Group Trust	99,538	1,586,636
National Retail Properties, Inc.	174,965	6,823,635
Realty Income Corp.	334,863	19,777,009
Regency Centers Corp.	169,060	7,976,251
Retail Opportunity Investments Corp.	130,395	1,837,266
Retail Properties of America, Inc. Class A	236,712	2,180,118
RPT Realty	100,891	933,242
Saul Centers, Inc.	14,453	432,578
Seritage Growth Properties, Class A (a)	50,529	899,921
Simon Property Group, Inc.	321,768	29,901,900
SITE Centers Corp.	175,306	1,944,144
Spirit Realty Capital, Inc.	108,052	4,166,485
Tanger Factory Outlet Centers, Inc.	113,168	1,746,182
The Macerich Co.	127,051	1,994,701
Urban Edge Properties	132,249	1,823,714
Urstadt Biddle Properties, Inc. Class A	40,263	556,837
Weingarten Realty Investors	125,598	2,827,211
		113,457,138
Specialized REITs – 37.5%
American Tower Corp.	428,439	97,409,891
CatchMark Timber Trust, Inc. Class A	71,026	647,757
CoreSite Realty Corp.	38,768	5,211,970
Crown Castle International Corp.	397,766	63,348,213
CubeSmart	199,710	6,957,896
CyrusOne, Inc.	117,236	8,552,366
Digital Realty Trust, Inc.	262,837	37,835,386
EPR Properties	80,188	3,178,652
Equinix, Inc.	72,258	53,468,030

	Shares	Value

Extra Space Storage, Inc.	129,101	$ 14,690,403
Four Corners Property Trust, Inc.	75,918	2,001,198
Gaming and Leisure Properties, Inc.	215,889	8,879,515
Iron Mountain, Inc.	289,728	9,755,142
Lamar Advertising Co. Class A	88,868	7,178,757
Life Storage, Inc.	73,033	5,958,032
National Storage Affiliates Trust	69,386	2,535,364
Outfront Media, Inc.	155,017	2,825,960
PotlatchDeltic Corp.	76,431	3,650,345
Public Storage	155,681	35,436,109
QTS Realty Trust, Inc. Class A	61,128	3,979,433
Rayonier, Inc.	135,863	4,177,787
Safehold, Inc.	16,657	1,225,622
SBA Communications Corp.	111,056	29,837,416
The Geo Group, Inc.	118,958	1,063,485
Uniti Group, Inc.	205,237	2,526,467
VICI Properties, Inc.	486,079	12,288,077
Weyerhaeuser Co.	745,804	23,261,627
		447,880,900
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,134,198,468
REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.7%
Diversified Real Estate Activities – 0.3%
Five Point Holdings LLC Class A (a)	79,634	501,694
Tejon Ranch Co. (a)	30,780	490,325
The RMR Group, Inc. Class A	20,154	743,280
The St. Joe Co.	43,617	1,940,957
		3,676,256
Real Estate Development – 0.4%
Forestar Group, Inc. (a)	30,953	665,180
The Howard Hughes Corp. (a)	43,402	3,739,950
		4,405,130
Real Estate Operating Companies – 0.2%
FRP Holdings, Inc. (a)	9,704	419,115
Kennedy-Wilson Holdings, Inc.	130,736	2,247,352
		2,666,467
Real Estate Services – 3.8%
CBRE Group, Inc. Class A (a)	334,885	20,421,287
Cushman & Wakefield PLC (a)	122,361	1,753,433
eXp World Holdings, Inc. (a)	34,534	3,680,979
Jones Lang LaSalle, Inc. (a)	52,807	7,720,912
Marcus & Millichap, Inc. (a)	31,014	1,108,130
Newmark Group, Inc. Class A	184,904	1,249,951
RE/MAX Holdings, Inc. Class A	23,426	848,490
Realogy Holdings Corp. (a)	138,270	1,963,434
See accompanying notes which are an integral part of the financial statements.
56	Semi-Annual Report

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Services – continued
Redfin Corp. (a)	94,627	$ 6,738,389
		45,485,005
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		56,232,858
TOTAL COMMON STOCKS (Cost $1,180,213,189)		1,190,431,326
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $2,751,000)	2,751,000	2,751,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,182,964,189)		1,193,182,326
NET OTHER ASSETS (LIABILITIES) – 0.1%		1,289,590
NET ASSETS – 100.0%		$ 1,194,471,916

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones U.S. Real Estate Index Contracts (United States)	117	March 2021	$3,898,440	$27,274	$27,274
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	57

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,190,431,326	$ 1,190,431,326	$ —	$ —
Money Market Funds	2,751,000	2,751,000	—	—
Total Investments in Securities:	$ 1,193,182,326	$ 1,193,182,326	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 27,274	$ 27,274	$ —	$ —
Total Assets	$ 27,274	$ 27,274	$ —	$ —
Total Derivative Instruments:	$ 27,274	$ 27,274	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$27,274	$0
Total Equity Risk	27,274	0
Total Value of Derivatives	$27,274	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
58	Semi-Annual Report

Fidelity® MSCI Utilities Index ETF
Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
ELECTRIC UTILITIES – 59.9%
Electric Utilities – 59.9%
ALLETE, Inc.	55,394	$ 3,480,959
Alliant Energy Corp.	266,281	12,954,571
American Electric Power Co., Inc.	529,216	42,818,867
Duke Energy Corp.	784,440	73,737,360
Edison International	403,424	23,463,140
Entergy Corp.	213,551	20,357,817
Evergy, Inc.	241,942	12,999,544
Eversource Energy	365,500	31,981,250
Exelon Corp.	1,039,440	43,199,126
FirstEnergy Corp.	578,233	17,786,447
Hawaiian Electric Industries, Inc.	116,556	3,853,341
IDACORP, Inc.	53,837	4,753,807
MGE Energy, Inc.	38,472	2,449,897
NextEra Energy, Inc.	2,089,103	168,945,760
NRG Energy, Inc.	260,405	10,783,371
OGE Energy Corp.	213,510	6,516,325
Otter Tail Corp.	39,146	1,553,705
PG&E Corp. (a)	1,553,136	17,752,344
Pinnacle West Capital Corp.	120,058	9,034,364
PNM Resources, Inc.	80,788	3,919,834
Portland General Electric Co.	95,544	4,040,556
PPL Corp.	820,013	22,689,760
The Southern Co.	1,126,508	66,373,851
Xcel Energy, Inc.	560,350	35,856,796
TOTAL ELECTRIC UTILITIES		641,302,792
GAS UTILITIES – 4.1%
Gas Utilities – 4.1%
Atmos Energy Corp.	131,574	11,710,086
Chesapeake Utilities Corp.	17,553	1,780,401
National Fuel Gas Co.	87,395	3,518,523
New Jersey Resources Corp.	102,113	3,574,976
Northwest Natural Holding Co.	32,627	1,524,007
ONE Gas, Inc.	56,483	4,130,602
South Jersey Industries, Inc.	107,444	2,481,956
Southwest Gas Holdings, Inc.	59,516	3,568,579
Spire, Inc.	54,802	3,353,334
Star Group LP	44,383	424,302
UGI Corp.	222,202	7,997,050
TOTAL GAS UTILITIES		44,063,816
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 4.0%
Independent Power Producers & Energy Traders – 2.8%
Clearway Energy, Inc. Class A	35,237	1,015,883
Clearway Energy, Inc. Class C	81,743	2,532,398
The AES Corp.	709,452	17,303,534
Vistra Corp.	469,216	9,370,244
		30,222,059

	Shares	Value

Renewable Electricity – 1.2%
NextEra Energy Partners LP	66,399	$ 5,411,519
Ormat Technologies, Inc.	43,584	4,975,549
Sunnova Energy International, Inc. (a)	51,826	2,272,570
		12,659,638
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		42,881,697
MULTI-UTILITIES – 26.9%
Multi-Utilities – 26.9%
Ameren Corp.	263,546	19,165,065
Avista Corp.	72,247	2,707,818
Black Hills Corp.	66,960	3,958,675
CenterPoint Energy, Inc.	581,124	12,255,905
CMS Energy Corp.	305,357	17,368,706
Consolidated Edison, Inc.	356,787	25,253,384
Dominion Energy, Inc.	896,120	65,318,187
DTE Energy Co.	205,490	24,395,773
MDU Resources Group, Inc.	213,885	5,623,037
NiSource, Inc.	408,548	9,049,338
NorthWestern Corp.	53,842	2,932,774
Public Service Enterprise Group, Inc.	539,457	30,441,558
Sempra Energy	308,534	38,184,168
Unitil Corp.	16,010	652,728
WEC Energy Group, Inc.	336,455	29,910,849
TOTAL MULTI-UTILITIES		287,217,965
WATER UTILITIES – 4.9%
Water Utilities – 4.9%
American States Water Co.	39,381	3,042,576
American Water Works Co., Inc.	193,277	30,734,909
Cadiz, Inc. (a)	36,903	411,837
California Water Service Group	52,743	2,881,878
Essential Utilities, Inc.	248,416	11,501,661
Middlesex Water Co.	18,580	1,478,968
SJW Group	27,331	1,808,492
The York Water Co.	13,969	606,813
TOTAL WATER UTILITIES		52,467,134
TOTAL COMMON STOCKS (Cost $1,048,691,116)		1,067,933,404

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	59

Money Market Fund – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,264,000)	1,264,000	$ 1,264,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,049,955,116)		1,069,197,404
NET OTHER ASSETS (LIABILITIES) – 0.1%		768,839
NET ASSETS – 100.0%		$ 1,069,966,243

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Utilities Select Sector Index Contracts (United States)	28	March 2021	$1,752,520	$970	$970
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,067,933,404	$ 1,067,933,404	$ —	$ —
Money Market Funds	1,264,000	1,264,000	—	—
Total Investments in Securities:	$ 1,069,197,404	$ 1,069,197,404	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 970	$ 970	$ —	$ —
Total Assets	$ 970	$ 970	$ —	$ —
Total Derivative Instruments:	$ 970	$ 970	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$970	$0
Total Equity Risk	970	0
Total Value of Derivatives	$970	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
60	Semi-Annual Report

Financial Statements
Statements of Assets and Liabilities
January 31, 2021 (Unaudited)
	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 636,519,179	$ 1,349,827,216	$ 849,329,440	$ 631,652,004
Segregated cash with brokers for derivative instruments	35,000	95,500	132,500	176,000
Cash	149,601	382,694	98,463	20,356
Receivable for investments sold	—	—	—	25,768
Receivable for fund shares sold	—	—	—	—
Dividends receivable	779,979	178,837	1,277,189	771,148
Interest receivable	13	18	11	9
Total assets	637,483,772	1,350,484,265	850,837,603	632,645,285
Liabilities
Payable to custodian bank	—	—	—	—
Payable for investments purchased	1,810,598	463,650	—	—
Payable for fund shares redeemed	22,056	—	—	—
Accrued management fees	45,492	93,556	61,838	46,542
Payable for daily variation margin on futures contracts	11,031	34,375	48,707	122,969
Total liabilities	1,889,177	591,581	110,545	169,511
Net Assets	$635,594,595	$1,349,892,684	$850,727,058	$ 632,475,774
Net Assets consist of:
Paid in capital	492,922,375	950,201,697	809,369,583	949,032,004
Total accumulated earnings (loss)	142,672,220	399,690,987	41,357,475	(316,556,230)
Net Assets	$635,594,595	$1,349,892,684	$850,727,058	$ 632,475,774
Shares outstanding	14,000,000	18,450,000	21,800,000	59,450,000
Net Asset Value per share	$ 45.40	$ 73.16	$ 39.02	$ 10.64
Investments at cost	$491,557,370	$ 958,962,084	$787,189,139	$ 779,629,717
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	61

Statements of Assets and Liabilities
January 31, 2021 (Unaudited)
	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 907,510,643	$ 2,553,820,793	$ 579,262,467	$ 5,274,197,520
Segregated cash with brokers for derivative instruments	141,500	401,100	73,500	675,500
Cash	212,116	—	20,113	52,590
Receivable for investments sold	1,955	135,483	72,226	—
Receivable for fund shares sold	—	25,096	—	—
Dividends receivable	1,388,093	3,386,726	242,208	1,067,053
Interest receivable	18	34	6	66
Total assets	909,254,325	2,557,769,232	579,670,520	5,275,992,729
Liabilities
Payable to custodian bank	—	60,625	—	—
Payable for investments purchased	2,027,682	—	—	—
Payable for fund shares redeemed	—	—	13,470	—
Accrued management fees	65,144	179,046	41,531	373,244
Payable for daily variation margin on futures contracts	59,609	59,176	19,315	211,691
Total liabilities	2,152,435	298,847	74,316	584,935
Net Assets	$907,101,890	$2,557,470,385	$579,596,204	$5,275,407,794
Net Assets consist of:
Paid in capital	913,755,950	2,015,618,636	549,870,162	3,055,304,097
Total accumulated earnings (loss)	(6,654,060)	541,851,749	29,726,042	2,220,103,697
Net Assets	$907,101,890	$2,557,470,385	$579,596,204	$5,275,407,794
Shares outstanding	21,800,000	43,300,000	12,700,000	50,800,000
Net Asset Value per share	$ 41.61	$ 59.06	$ 45.64	$ 103.85
Investments at cost	$883,285,346	$1,984,094,084	$538,263,555	$3,106,200,978
See accompanying notes which are an integral part of the financial statements.
62	Semi-Annual Report

Financial Statements  – continued
Statements of Assets and Liabilities
January 31, 2021 (Unaudited)
	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 253,982,064	$ 1,193,182,326	$ 1,069,197,404
Segregated cash with brokers for derivative instruments	37,050	269,100	134,400
Cash	12,490	31,343	20,886
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	—	—
Dividends receivable	111,988	1,134,654	699,043
Interest receivable	3	21	21
Total assets	254,143,595	1,194,617,444	1,070,051,754
Liabilities
Payable to custodian bank	—	—	—
Payable for investments purchased	—	—	—
Payable for fund shares redeemed	—	—	—
Accrued management fees	18,878	82,631	76,750
Payable for daily variation margin on futures contracts	9,626	62,897	8,761
Total liabilities	28,504	145,528	85,511
Net Assets	$254,115,091	$1,194,471,916	$1,069,966,243
Net Assets consist of:
Paid in capital	250,839,329	1,220,708,813	1,061,510,517
Total accumulated earnings (loss)	3,275,762	(26,236,897)	8,455,726
Net Assets	$254,115,091	$1,194,471,916	$1,069,966,243
Shares outstanding	6,500,000	47,100,000	26,600,000
Net Asset Value per share	$ 39.09	$ 25.36	$ 40.22
Investments at cost	$243,806,269	$1,182,964,189	$1,049,955,116
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	63

Statements of Operations
For the six months ended January 31, 2021 (Unaudited)
	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF
Investment Income
Dividends	$ 2,511,644	$ 3,819,884	$ 11,713,220	$ 13,426,114
Non-Cash dividends	—	—	—	—
Interest	41	66	51	—
Total income	2,511,685	3,819,950	11,713,271	13,426,114
Expenses
Management fees	250,074	467,911	345,717	209,955
Independent trustees' fees and expenses	1,409	2,447	1,889	1,132
Legal	—	43	—	—
Total expenses	251,483	470,401	347,606	211,087
Net investment income (loss)	2,260,202	3,349,549	11,365,665	13,215,027
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	1,036,988	(8,950,133)	(4,100,204)	(23,360,047)
Net realized gain (loss) on In-kind redemptions	32,313,294	54,469,710	13,216,871	4,906,219
Net realized gain (loss) on futures contracts	247,066	549,610	165,882	559,248
Net realized gain (loss) on foreign currency transactions	—	—	—	—
Total net realized gain (loss)	33,597,348	46,069,187	9,282,549	(17,894,580)
Change in net unrealized appreciation (depreciation) on investment securities	72,585,294	213,334,023	21,232,909	87,087,823
Change in net unrealized appreciation (depreciation) on futures contracts	(62,925)	(71,015)	(123,892)	(6,526)
Total change in net unrealized appreciation (depreciation)	72,522,369	213,263,008	21,109,017	87,081,297
Net gain (loss)	106,119,717	259,332,195	30,391,566	69,186,717
Net increase (decrease) in net assets resulting from operations	$108,379,919	$262,681,744	$ 41,757,231	$ 82,401,744
See accompanying notes which are an integral part of the financial statements.
64	Semi-Annual Report

Financial Statements  – continued
Statements of Operations
For the six months ended January 31, 2021 (Unaudited)
	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF
Investment Income
Dividends	$ 10,456,784	$ 15,500,751	$ 3,549,331	$ 21,503,919
Non-Cash dividends	—	—	—	—
Interest	49	153	26	300
Total income	10,456,833	15,500,904	3,549,357	21,504,219
Expenses
Management fees	331,548	928,104	196,141	2,008,517
Independent trustees' fees and expenses	1,853	5,144	1,007	11,089
Legal	—	—	—	—
Total expenses	333,401	933,248	197,148	2,019,606
Net investment income (loss)	10,123,432	14,567,656	3,352,209	19,484,613
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(4,035,267)	624,449	(643,041)	(3,174,507)
Net realized gain (loss) on In-kind redemptions	1,627,491	16,034,512	1,590,409	95,688,186
Net realized gain (loss) on futures contracts	644,133	524,396	213,914	2,927,924
Net realized gain (loss) on foreign currency transactions	—	—	(3)	—
Total net realized gain (loss)	(1,763,643)	17,183,357	1,161,279	95,441,603
Change in net unrealized appreciation (depreciation) on investment securities	153,234,911	258,016,639	76,687,865	720,835,425
Change in net unrealized appreciation (depreciation) on futures contracts	(157,400)	(332,692)	(60,585)	(968,686)
Total change in net unrealized appreciation (depreciation)	153,077,511	257,683,947	76,627,280	719,866,739
Net gain (loss)	151,313,868	274,867,304	77,788,559	815,308,342
Net increase (decrease) in net assets resulting from operations	$161,437,300	$289,434,960	$81,140,768	$834,792,955
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	65

Statements of Operations
For the six months ended January 31, 2021 (Unaudited)
	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF
Investment Income
Dividends	$ 1,952,046	$ 18,292,510	$ 16,204,287
Non-Cash dividends	—	7,194,081	—
Interest	15	66	58
Total income	1,952,061	25,486,657	16,204,345
Expenses
Management fees	88,371	468,432	423,936
Independent trustees' fees and expenses	457	2,639	2,326
Legal	—	—	—
Total expenses	88,828	471,071	426,262
Net investment income (loss)	1,863,233	25,015,586	15,778,083
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(379,713)	(18,632,289)	(4,813,017)
Net realized gain (loss) on In-kind redemptions	3,439,428	17,729,150	18,151,604
Net realized gain (loss) on futures contracts	97,775	158,284	(64,251)
Net realized gain (loss) on foreign currency transactions	—	—	—
Total net realized gain (loss)	3,157,490	(744,855)	13,274,336
Change in net unrealized appreciation (depreciation) on investment securities	28,976,719	51,104,830	9,714,960
Change in net unrealized appreciation (depreciation) on futures contracts	(20,570)	(47,115)	(67,113)
Total change in net unrealized appreciation (depreciation)	28,956,149	51,057,715	9,647,847
Net gain (loss)	32,113,639	50,312,860	22,922,183
Net increase (decrease) in net assets resulting from operations	$33,976,872	$ 75,328,446	$ 38,700,266
See accompanying notes which are an integral part of the financial statements.
66	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Communication Services Index ETF		Fidelity MSCI Consumer Discretionary Index ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,260,202	$ 4,480,821	$ 3,349,549	$ 7,624,071
Net realized gain (loss)	33,597,348	16,240,366	46,069,187	1,792,983
Change in net unrealized appreciation (depreciation)	72,522,369	36,605,255	213,263,008	145,904,660
Net increase (decrease) in net assets resulting from operations	108,379,919	57,326,442	262,681,744	155,321,714
Distributions to shareholders	(2,050,550)	(4,434,950)	(3,324,150)	(7,815,800)
Return of capital	—	—	—	—
Total distributions	(2,050,550)	(4,434,950)	(3,324,150)	(7,815,800)
Share transactions
Proceeds from sales of shares	54,238,237	291,574,303	347,887,349	197,065,429
Cost of shares redeemed	(102,681,921)	(141,145,649)	(138,941,228)	(191,439,423)
Net increase (decrease) in net assets resulting from share transactions	(48,443,684)	150,428,654	208,946,121	5,626,006
Total increase (decrease) in net assets	57,885,685	203,320,146	468,303,715	153,131,920
Net Assets
Beginning of period	577,708,910	374,388,764	881,588,969	728,457,049
End of period	$ 635,594,595	$ 577,708,910	$1,349,892,684	$ 881,588,969
Other Information
Shares
Sold	1,250,000	8,500,000	5,300,000	3,950,000
Redeemed	(2,500,000)	(4,150,000)	(2,250,000)	(4,300,000)
Net increase (decrease)	(1,250,000)	4,350,000	3,050,000	(350,000)

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	67

Statements of Changes in Net Assets
	Fidelity MSCI Consumer Staples Index ETF		Fidelity MSCI Energy Index ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,365,665	$ 16,165,295	$ 13,215,027	$ 17,353,322
Net realized gain (loss)	9,282,549	17,540,475	(17,894,580)	(78,388,632)
Change in net unrealized appreciation (depreciation)	21,109,017	19,047,261	87,081,297	(119,730,012)
Net increase (decrease) in net assets resulting from operations	41,757,231	52,753,031	82,401,744	(180,765,322)
Distributions to shareholders	(11,206,150)	(15,887,400)	(12,387,400)	(29,582,350)
Return of capital	—	—	—	—
Total distributions	(11,206,150)	(15,887,400)	(12,387,400)	(29,582,350)
Share transactions
Proceeds from sales of shares	198,487,353	344,013,928	134,825,647	295,198,608
Cost of shares redeemed	(56,960,116)	(250,300,763)	(21,688,881)	(103,154,387)
Net increase (decrease) in net assets resulting from share transactions	141,527,237	93,713,165	113,136,766	192,044,221
Total increase (decrease) in net assets	172,078,318	130,578,796	183,151,110	(18,303,451)
Net Assets
Beginning of period	678,648,740	548,069,944	449,324,664	467,628,115
End of period	$850,727,058	$ 678,648,740	$632,475,774	$ 449,324,664
Other Information
Shares
Sold	5,050,000	9,800,000	14,250,000	29,050,000
Redeemed	(1,450,000)	(7,000,000)	(2,250,000)	(9,450,000)
Net increase (decrease)	3,600,000	2,800,000	12,000,000	19,600,000

See accompanying notes which are an integral part of the financial statements.
68	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Financials Index ETF		Fidelity MSCI Health Care Index ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,123,432	$ 23,623,527	$ 14,567,656	$ 25,342,498
Net realized gain (loss)	(1,763,643)	(2,430,801)	17,183,357	68,468,128
Change in net unrealized appreciation (depreciation)	153,077,511	(188,174,937)	257,683,947	199,574,403
Net increase (decrease) in net assets resulting from operations	161,437,300	(166,982,211)	289,434,960	293,385,029
Distributions to shareholders	(9,109,400)	(23,513,000)	(16,794,400)	(23,973,050)
Return of capital	—	—	—	—
Total distributions	(9,109,400)	(23,513,000)	(16,794,400)	(23,973,050)
Share transactions
Proceeds from sales of shares	59,523,198	108,377,280	308,055,313	471,503,606
Cost of shares redeemed	(29,808,242)	(336,681,503)	(38,491,758)	(282,901,778)
Net increase (decrease) in net assets resulting from share transactions	29,714,956	(228,304,223)	269,563,555	188,601,828
Total increase (decrease) in net assets	182,042,856	(418,799,434)	542,204,115	458,013,807
Net Assets
Beginning of period	725,059,034	1,143,858,468	2,015,266,270	1,557,252,463
End of period	$907,101,890	$ 725,059,034	$2,557,470,385	$2,015,266,270
Other Information
Shares
Sold	1,400,000	2,900,000	5,500,000	9,700,000
Redeemed	(850,000)	(9,400,000)	(700,000)	(6,250,000)
Net increase (decrease)	550,000	(6,500,000)	4,800,000	3,450,000

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	69

Statements of Changes in Net Assets
	Fidelity MSCI Industrials Index ETF		Fidelity MSCI Information Technology Index ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,352,209	$ 7,103,245	$ 19,484,613	$ 38,604,113
Net realized gain (loss)	1,161,279	3,581,017	95,441,603	103,918,960
Change in net unrealized appreciation (depreciation)	76,627,280	(39,473,230)	719,866,739	928,824,154
Net increase (decrease) in net assets resulting from operations	81,140,768	(28,788,968)	834,792,955	1,071,347,227
Distributions to shareholders	(3,067,500)	(7,240,200)	(19,450,550)	(37,905,100)
Return of capital	—	—	—	—
Total distributions	(3,067,500)	(7,240,200)	(19,450,550)	(37,905,100)
Share transactions
Proceeds from sales of shares	160,445,806	52,096,532	337,816,913	943,899,046
Cost of shares redeemed	(6,220,347)	(123,240,943)	(166,007,392)	(260,449,536)
Net increase (decrease) in net assets resulting from share transactions	154,225,459	(71,144,411)	171,809,521	683,449,510
Total increase (decrease) in net assets	232,298,727	(107,173,579)	987,151,926	1,716,891,637
Net Assets
Beginning of period	347,297,477	454,471,056	4,288,255,868	2,571,364,231
End of period	$579,596,204	$ 347,297,477	$5,275,407,794	$4,288,255,868
Other Information
Shares
Sold	3,600,000	1,400,000	3,450,000	13,150,000
Redeemed	(150,000)	(3,500,000)	(1,800,000)	(3,850,000)
Net increase (decrease)	3,450,000	(2,100,000)	1,650,000	9,300,000

See accompanying notes which are an integral part of the financial statements.
70	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Materials Index ETF		Fidelity MSCI Real Estate Index ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,863,233	$ 3,629,585	$ 25,015,586	$ 24,756,912
Net realized gain (loss)	3,157,490	(3,308,400)	(744,855)	(25,325,790)
Change in net unrealized appreciation (depreciation)	28,956,149	(5,513,248)	51,057,715	(82,812,809)
Net increase (decrease) in net assets resulting from operations	33,976,872	(5,192,063)	75,328,446	(83,381,687)
Distributions to shareholders	(1,925,650)	(3,689,350)	(23,029,850)	(24,756,912)
Return of capital	—	—	—	(7,484,038)
Total distributions	(1,925,650)	(3,689,350)	(23,029,850)	(32,240,950)
Share transactions
Proceeds from sales of shares	69,137,563	76,091,208	150,612,029	623,288,190
Cost of shares redeemed	(11,559,757)	(101,766,943)	(74,592,387)	(285,514,758)
Net increase (decrease) in net assets resulting from share transactions	57,577,806	(25,675,735)	76,019,642	337,773,432
Total increase (decrease) in net assets	89,629,028	(34,557,148)	128,318,238	222,150,795
Net Assets
Beginning of period	164,486,063	199,043,211	1,066,153,678	844,002,883
End of period	$254,115,091	$ 164,486,063	$1,194,471,916	$1,066,153,678
Other Information
Shares
Sold	1,800,000	2,350,000	6,150,000	25,200,000
Redeemed	(300,000)	(3,450,000)	(3,050,000)	(12,950,000)
Net increase (decrease)	1,500,000	(1,100,000)	3,100,000	12,250,000

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	71

Statements of Changes in Net Assets
	Fidelity MSCI Utilities Index ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,778,083	$ 26,659,205
Net realized gain (loss)	13,274,336	18,744,822
Change in net unrealized appreciation (depreciation)	9,647,847	(50,519,483)
Net increase (decrease) in net assets resulting from operations	38,700,266	(5,115,456)
Distributions to shareholders	(15,384,450)	(27,022,800)
Return of capital	—	—
Total distributions	(15,384,450)	(27,022,800)
Share transactions
Proceeds from sales of shares	312,727,632	372,539,343
Cost of shares redeemed	(110,883,746)	(228,784,710)
Net increase (decrease) in net assets resulting from share transactions	201,843,886	143,754,633
Total increase (decrease) in net assets	225,159,702	111,616,377
Net Assets
Beginning of period	844,806,541	733,190,164
End of period	$1,069,966,243	$ 844,806,541
Other Information
Shares
Sold	7,800,000	9,100,000
Redeemed	(2,800,000)	(6,200,000)
Net increase (decrease)	5,000,000	2,900,000
See accompanying notes which are an integral part of the financial statements.
72	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Communication Services Index ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016
Selected Per-Share Data
Net asset value, beginning of period	$ 37.88	$ 34.35	$ 28.76	$ 32.62	$ 32.10	$ 26.86
Income from Investment Operations
Net investment income (loss)A	0.16	0.33	0.49	0.85	0.80	0.78
Net realized and unrealized gain (loss)	7.50	3.52	5.59	(2.43)	0.62	5.11
Total from investment operations	7.66	3.85	6.08	(1.58)	1.42	5.89
Distributions from net investment income	(0.14)	(0.32)	(0.49)	(1.00)	(0.90)	(0.65)
Distributions from net realized gain	—	—	—	(1.28)	—	—
Total distributions	(0.14)	(0.32)	(0.49)	(2.28)	(0.90)	(0.65)
Net asset value, end of period	$ 45.40	$ 37.88	$ 34.35	$ 28.76	$ 32.62	$ 32.10
Total ReturnB,C	20.25%	11.40%	21.33%	(5.14)%	4.58%	22.36%
Ratios to Average Net AssetsD
Expenses before reductions	.08% E	.08%	.08%	.08%	.08%	.12%
Expenses net of fee waivers, if any	.08% E	.08%	.08%	.08%	.08%	.12%
Expenses net of all reductions	.08% E	.08%	.08%	.08%	.08%	.12%
Net investment income (loss)	.76% E	.96%	1.53%	2.81%	2.55%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$635,595	$577,709	$374,389	$125,104	$115,818	$174,940
Portfolio turnover rateF,G	5% H	23%	82%	38%	27%	26%

A	Calculated based on average shares outstanding during the period.
B	Based on net asset value.
C	Total returns for periods of less than one year are not annualized.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Annualized.
F	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
G	Portfolio turnover rate excludes securities received or delivered in-kind.
H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	73

Financial Highlights
	Fidelity MSCI Consumer Discretionary Index ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016
Selected Per-Share Data
Net asset value, beginning of period	$ 57.25	$ 46.25	$ 43.32	$ 36.06	$ 31.99	$ 32.06
Income from Investment Operations
Net investment income (loss)A	0.20	0.50	0.51	0.47	0.50	0.43
Net realized and unrealized gain (loss)	15.90	11.01	2.96	7.20	4.07	(0.06)
Total from investment operations	16.10	11.51	3.47	7.67	4.57	0.37
Distributions from net investment income	(0.19)	(0.51)	(0.54)	(0.41)	(0.50)	(0.44)
Total distributions	(0.19)	(0.51)	(0.54)	(0.41)	(0.50)	(0.44)
Net asset value, end of period	$ 73.16	$ 57.25	$ 46.25	$ 43.32	$ 36.06	$ 31.99
Total ReturnB,C	28.18%	25.26%	8.15%	21.36%	14.41%	1.25%
Ratios to Average Net AssetsD
Expenses before reductions	.08% E	.08%	.08%	.08%	.08%	.12%
Expenses net of fee waivers, if any	.08% E	.08%	.08%	.08%	.08%	.12%
Expenses net of all reductions	.08% E	.08%	.08%	.08%	.08%	.12%
Net investment income (loss)	.60% E	1.06%	1.18%	1.16%	1.49%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$1,349,893	$881,589	$728,457	$628,129	$293,913	$262,322
Portfolio turnover rateF,G	53% H	60%	25%	5%	7%	5%

A	Calculated based on average shares outstanding during the period.
B	Based on net asset value.
C	Total returns for periods of less than one year are not annualized.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Annualized.
F	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
G	Portfolio turnover rate excludes securities received or delivered in-kind.
H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
74	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Consumer Staples Index ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016
Selected Per-Share Data
Net asset value, beginning of period	$ 37.29	$ 35.59	$ 32.33	$ 33.23	$ 32.82	$ 30.31
Income from Investment Operations
Net investment income (loss)A	0.54	0.96	0.94	0.86	0.83	0.75
Net realized and unrealized gain (loss)	1.71	1.70	3.23	(0.88)	0.40	2.56
Total from investment operations	2.25	2.66	4.17	(0.02)	1.23	3.31
Distributions from net investment income	(0.52)	(0.96)	(0.91)	(0.88)	(0.82)	(0.80)
Total distributions	(0.52)	(0.96)	(0.91)	(0.88)	(0.82)	(0.80)
Net asset value, end of period	$ 39.02	$ 37.29	$ 35.59	$ 32.33	$ 33.23	$ 32.82
Total ReturnB,C	6.06%	7.74%	13.16%	(0.06)%	3.82%	11.18%
Ratios to Average Net AssetsD
Expenses before reductions	.08% E	.08%	.08%	.08%	.08%	.12%
Expenses net of fee waivers, if any	.08% E	.08%	.08%	.08%	.08%	.12%
Expenses net of all reductions	.08% E	.08%	.08%	.08%	.08%	.12%
Net investment income (loss)	2.75% E	2.68%	2.83%	2.65%	2.56%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$850,727	$678,649	$548,070	$311,970	$312,349	$285,504
Portfolio turnover rateF,G	16% H	34%	30%	24%	11%	10%

A	Calculated based on average shares outstanding during the period.
B	Based on net asset value.
C	Total returns for periods of less than one year are not annualized.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Annualized.
F	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
G	Portfolio turnover rate excludes securities received or delivered in-kind.
H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	75

Financial Highlights
	Fidelity MSCI Energy Index ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 16.79	$ 21.50	$ 18.39	$ 19.03	$ 19.72
Income from Investment Operations
Net investment income (loss)A	0.25	0.51	0.54	0.47	0.57	0.50
Net realized and unrealized gain (loss)	1.16	(6.86)	(4.70)	3.22	(0.73)	(0.69)
Total from investment operations	1.41	(6.35)	(4.16)	3.69	(0.16)	(0.19)
Distributions from net investment income	(0.24)	(0.97)	(0.55)	(0.58)	(0.48)	(0.50)
Total distributions	(0.24)	(0.97)	(0.55)	(0.58)	(0.48)	(0.50)
Net asset value, end of period	$ 10.64	$ 9.47	$ 16.79	$ 21.50	$ 18.39	$ 19.03
Total ReturnB,C	15.20%	(39.28)%	(19.42)%	20.52%	(0.96)%	(0.75)%
Ratios to Average Net AssetsD
Expenses before reductions	.08% E	.08%	.08%	.08%	.08%	.12%
Expenses net of fee waivers, if any	.08% E	.08%	.08%	.08%	.08%	.12%
Expenses net of all reductions	.08% E	.08%	.08%	.08%	.08%	.12%
Net investment income (loss)	5.29% E	4.18%	2.92%	2.40%	2.91%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$632,476	$449,325	$467,628	$634,157	$431,311	$430,039
Portfolio turnover rateF,G	4% H	17%	6%	5%	10%	19%

A	Calculated based on average shares outstanding during the period.
B	Based on net asset value.
C	Total returns for periods of less than one year are not annualized.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Annualized.
F	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
G	Portfolio turnover rate excludes securities received or delivered in-kind.
H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
76	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Financials Index ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016
Selected Per-Share Data
Net asset value, beginning of period	$ 34.12	$ 41.22	$ 41.05	$ 36.94	$ 28.61	$ 29.78
Income from Investment Operations
Net investment income (loss)A	0.48	1.00	0.89	0.75	0.61	0.63
Net realized and unrealized gain (loss)	7.45	(7.09)	0.18	4.11	8.28	(1.11)
Total from investment operations	7.93	(6.09)	1.07	4.86	8.89	(0.48)
Distributions from net investment income	(0.44)	(1.01)	(0.90)	(0.75)	(0.56)	(0.69)
Total distributions	(0.44)	(1.01)	(0.90)	(0.75)	(0.56)	(0.69)
Net asset value, end of period	$ 41.61	$ 34.12	$ 41.22	$ 41.05	$ 36.94	$ 28.61
Total ReturnB,C	23.39%	(14.78)%	2.80%	13.23%	31.31%	(1.49)%
Ratios to Average Net AssetsD
Expenses before reductions	.08% E	.08%	.08%	.08%	.08%	.12%
Expenses net of fee waivers, if any	.08% E	.08%	.08%	.08%	.08%	.12%
Expenses net of all reductions	.08% E	.08%	.08%	.08%	.08%	.12%
Net investment income (loss)	2.56% E	2.61%	2.27%	1.88%	1.77%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$907,102	$725,059	$1,143,858	$1,574,375	$921,679	$237,490
Portfolio turnover rateF,G	2% H	6%	5%	5%	18%	8%

A	Calculated based on average shares outstanding during the period.
B	Based on net asset value.
C	Total returns for periods of less than one year are not annualized.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Annualized.
F	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
G	Portfolio turnover rate excludes securities received or delivered in-kind.
H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	77

Financial Highlights
	Fidelity MSCI Health Care Index ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016
Selected Per-Share Data
Net asset value, beginning of period	$ 52.34	$ 44.43	$ 43.72	$ 38.44	$ 35.67	$ 37.16
Income from Investment Operations
Net investment income (loss)A	0.36	0.72	0.63	0.56	0.51	0.44
Net realized and unrealized gain (loss)	6.77	7.88	1.01	5.29	2.76	(1.49)
Total from investment operations	7.13	8.60	1.64	5.85	3.27	(1.05)
Distributions from net investment income	(0.41)	(0.69)	(0.93)	(0.57)	(0.50)	(0.44)
Total distributions	(0.41)	(0.69)	(0.93)	(0.57)	(0.50)	(0.44)
Net asset value, end of period	$ 59.06	$ 52.34	$ 44.43	$ 43.72	$ 38.44	$ 35.67
Total ReturnB,C	13.68%	19.69%	3.84%	15.34%	9.30%	(2.73)%
Ratios to Average Net AssetsD
Expenses before reductions	.08% E	.08%	.08%	.08%	.08%	.12%
Expenses net of fee waivers, if any	.08% E	.08%	.08%	.08%	.08%	.12%
Expenses net of all reductions	.08% E	.08%	.08%	.08%	.08%	.12%
Net investment income (loss)	1.31% E	1.52%	1.43%	1.39%	1.45%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$2,557,470	$2,015,266	$1,557,252	$1,252,626	$818,710	$642,124
Portfolio turnover rateF,G	3% H	7%	5%	8%	4%	9%

A	Calculated based on average shares outstanding during the period.
B	Based on net asset value.
C	Total returns for periods of less than one year are not annualized.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Annualized.
F	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
G	Portfolio turnover rate excludes securities received or delivered in-kind.
H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
78	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Industrials Index ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016
Selected Per-Share Data
Net asset value, beginning of period	$ 37.55	$ 40.04	$ 39.51	$ 34.93	$ 30.10	$ 28.05
Income from Investment Operations
Net investment income (loss)A	0.31	0.69	0.70	0.61	0.61	0.54
Net realized and unrealized gain (loss)	8.06	(2.48)	0.51	4.62	4.79	2.04
Total from investment operations	8.37	(1.79)	1.21	5.23	5.40	2.58
Distributions from net investment income	(0.28)	(0.70)	(0.68)	(0.65)	(0.57)	(0.53)
Total distributions	(0.28)	(0.70)	(0.68)	(0.65)	(0.57)	(0.53)
Net asset value, end of period	$ 45.64	$ 37.55	$ 40.04	$ 39.51	$ 34.93	$ 30.10
Total ReturnB,C	22.34%	(4.34)%	3.23%	15.08%	18.08%	9.41%
Ratios to Average Net AssetsD
Expenses before reductions	.08% E	.08%	.08%	.08%	.08%	.12%
Expenses net of fee waivers, if any	.08% E	.08%	.08%	.08%	.08%	.12%
Expenses net of all reductions	.08% E	.08%	.08%	.08%	.08%	.12%
Net investment income (loss)	1.43% E	1.80%	1.84%	1.61%	1.85%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$579,596	$347,297	$454,471	$499,824	$354,586	$158,049
Portfolio turnover rateF,G	2% H	4%	5%	5%	5%	11%

A	Calculated based on average shares outstanding during the period.
B	Based on net asset value.
C	Total returns for periods of less than one year are not annualized.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Annualized.
F	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
G	Portfolio turnover rate excludes securities received or delivered in-kind.
H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	79

Financial Highlights
	Fidelity MSCI Information Technology Index ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016
Selected Per-Share Data
Net asset value, beginning of period	$ 87.25	$ 64.53	$ 56.36	$ 44.50	$ 34.93	$ 32.69
Income from Investment Operations
Net investment income (loss)A	0.39	0.87	0.70	0.53	0.48	0.46
Net realized and unrealized gain (loss)	16.60	22.70	8.17	11.85	9.54	2.24 B
Total from investment operations	16.99	23.57	8.87	12.38	10.02	2.70
Distributions from net investment income	(0.39)	(0.85)	(0.70)	(0.52)	(0.45)	(0.46)
Total distributions	(0.39)	(0.85)	(0.70)	(0.52)	(0.45)	(0.46)
Net asset value, end of period	$ 103.85	$ 87.25	$ 64.53	$ 56.36	$ 44.50	$ 34.93
Total ReturnC,D	19.51%	36.99%	15.94%	27.92%	28.86%	8.41% B
Ratios to Average Net AssetsE
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.12%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.12%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.12%
Net investment income (loss)	.81% F	1.21%	1.22%	1.02%	1.19%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$5,275,408	$4,288,256	$2,571,364	$2,223,254	$1,010,043	$431,391
Portfolio turnover rateG,H	1% I	5%	18%	4%	6%	5%

A	Calculated based on average shares outstanding during the period.
B	Amount includes a reimbursement from the investment advisor for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 8.38%.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
80	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Materials Index ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016
Selected Per-Share Data
Net asset value, beginning of period	$ 32.90	$ 32.63	$ 34.70	$ 31.63	$ 27.71	$ 25.91
Income from Investment Operations
Net investment income (loss)A	0.33	0.65	0.65	0.55	0.57	0.50
Net realized and unrealized gain (loss)	6.20	0.30 B	(2.08)	3.09	3.87	1.83
Total from investment operations	6.53	0.95	(1.43)	3.64	4.44	2.33
Distributions from net investment income	(0.34)	(0.68)	(0.64)	(0.57)	(0.52)	(0.53)
Total distributions	(0.34)	(0.68)	(0.64)	(0.57)	(0.52)	(0.53)
Net asset value, end of period	$ 39.09	$ 32.90	$ 32.63	$ 34.70	$ 31.63	$ 27.71
Total ReturnC,D	19.93%	3.28%	(4.02)%	11.54%	16.17%	9.28%
Ratios to Average Net AssetsE
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.11%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.11%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.11%
Net investment income (loss)	1.77% F	2.08%	2.05%	1.60%	1.93%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$254,115	$164,486	$199,043	$265,428	$211,931	$123,325
Portfolio turnover rateG,H	1% I	3%	12%	10%	7%	9%

A	Calculated based on average shares outstanding during the period.
B	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	81

Financial Highlights
	Fidelity MSCI Real Estate Index ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016
Selected Per-Share Data
Net asset value, beginning of period	$ 24.23	$ 26.58	$ 24.69	$ 24.53	$ 25.83	$ 22.55
Income from Investment Operations
Net investment income (loss)A	0.55	0.67	1.05	0.76	0.68	0.83
Net realized and unrealized gain (loss)	1.08	(2.13)	2.08	0.32	(1.12)	3.37
Total from investment operations	1.63	(1.46)	3.13	1.08	(0.44)	4.20
Distributions from net investment income	(0.50)	(0.68)	(1.24)	(0.92)	(0.86)	(0.92)
Return of capital	—	(0.21)	—	—	—	—
Total distributions	(0.50)	(0.89)	(1.24)	(0.92)	(0.86)	(0.92)
Net asset value, end of period	$ 25.36	$ 24.23	$ 26.58	$ 24.69	$ 24.53	$ 25.83
Total ReturnB,C	6.80%	(5.27)%	13.19%	4.53%	(1.53)%	19.29%
Ratios to Average Net AssetsD
Expenses before reductions	.08% E	.08%	.08%	.08%	.08%	.11%
Expenses net of fee waivers, if any	.08% E	.08%	.08%	.08%	.08%	.11%
Expenses net of all reductions	.08% E	.08%	.08%	.08%	.08%	.11%
Net investment income (loss)	4.46% E	2.62%	4.20%	3.15%	2.85%	3.55%
Supplemental Data
Net assets, end of period (000 omitted)	$1,194,472	$1,066,154	$844,003	$502,347	$392,538	$183,394
Portfolio turnover rateF,G	7% H	9%	10%	8%	17%	10%

A	Calculated based on average shares outstanding during the period.
B	Based on net asset value.
C	Total returns for periods of less than one year are not annualized.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Annualized.
F	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
G	Portfolio turnover rate excludes securities received or delivered in-kind.
H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
82	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Utilities Index ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016
Selected Per-Share Data
Net asset value, beginning of period	$ 39.11	$ 39.21	$ 34.85	$ 34.64	$ 33.57	$ 28.10
Income from Investment Operations
Net investment income (loss)A	0.62	1.23	1.16	1.10	1.06	0.98
Net realized and unrealized gain (loss)	1.10	(0.09)	4.32	0.20	1.09	5.48
Total from investment operations	1.72	1.14	5.48	1.30	2.15	6.46
Distributions from net investment income	(0.61)	(1.24)	(1.12)	(1.09)	(1.08)	(0.99)
Total distributions	(0.61)	(1.24)	(1.12)	(1.09)	(1.08)	(0.99)
Net asset value, end of period	$ 40.22	$ 39.11	$ 39.21	$ 34.85	$ 34.64	$ 33.57
Total ReturnB,C	4.48%	3.13%	15.93%	3.83%	6.61%	23.56%
Ratios to Average Net AssetsD
Expenses before reductions	.08% E	.08%	.08%	.08%	.08%	.12%
Expenses net of fee waivers, if any	.08% E	.08%	.08%	.08%	.08%	.12%
Expenses net of all reductions	.08% E	.08%	.08%	.08%	.08%	.12%
Net investment income (loss)	3.11% E	3.06%	3.11%	3.21%	3.22%	3.25%
Supplemental Data
Net assets, end of period (000 omitted)	$1,069,966	$844,807	$733,190	$336,273	$277,149	$283,669
Portfolio turnover rateF,G	3% H	5%	7%	6%	6%	9%

A	Calculated based on average shares outstanding during the period.
B	Based on net asset value.
C	Total returns for periods of less than one year are not annualized.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Annualized.
F	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
G	Portfolio turnover rate excludes securities received or delivered in-kind.
H	Amount not annualized.
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	83

Notes to Financial Statements
For the period ended January 31, 2021 (Unaudited)
1. Organization.
Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF and Fidelity MSCI Utilities Index ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of Fidelity MSCI Industrials Index ETF and Fidelity MSCI Real Estate Index ETF, are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2021, is included at the end of each Fund’s Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
84	Semi-Annual Report

Notes to Financial Statements  – continued
2. Significant Accounting Policies – continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to passive foreign investment companies (PFIC), redemptions in kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity MSCI Communication Services Index ETF	$ 495,835,660	$ 157,992,654	$ (17,311,476)	$ 140,681,178
Fidelity MSCI Consumer Discretionary Index ETF	991,639,248	395,739,283	(37,565,926)	358,173,357
Fidelity MSCI Consumer Staples Index ETF	811,049,386	77,449,928	(39,251,463)	38,198,465
Fidelity MSCI Energy Index ETF	853,954,493	10,357,975	(232,756,900)	(222,398,925)
Fidelity MSCI Financials Index ETF	888,009,251	105,681,908	(86,284,949)	19,396,959
Fidelity MSCI Health Care Index ETF	1,995,401,550	613,029,541	(54,542,079)	558,487,462
Fidelity MSCI Industrials Index ETF	540,379,020	89,569,399	(50,726,325)	38,843,074
Fidelity MSCI Information Technology Index ETF	3,116,014,807	2,205,859,370	(47,404,141)	2,158,455,229
Fidelity MSCI Materials Index ETF	244,941,366	24,548,590	(15,510,828)	9,037,762
Semi-Annual Report	85

2. Significant Accounting Policies – continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity MSCI Real Estate Index ETF	$ 1,199,133,415	$ 95,282,182	$ (101,205,997)	$ (5,923,815)
Fidelity MSCI Utilities Index ETF	1,055,371,097	79,396,563	(65,569,286)	13,827,277
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.
	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity MSCI Communication Services Index ETF	$ (14,001,695)	$ (17,148,281)	$ (31,149,976)
Fidelity MSCI Consumer Discretionary Index ETF	—	(14,621,376)	(14,621,376)
Fidelity MSCI Consumer Staples Index ETF	(178,999)	(8,293,828)	(8,472,827)
Fidelity MSCI Energy Index ETF	(8,497,463)	(71,862,692)	(80,360,155)
Fidelity MSCI Financials Index ETF	(9,368,382)	(17,452,077)	(26,820,459)
Fidelity MSCI Health Care Index ETF	(8,190,251)	(20,595,562)	(28,785,813)
Fidelity MSCI Industrials Index ETF	(2,606,950)	(8,406,767)	(11,013,717)
Fidelity MSCI Information Technology Index ETF	(32,782,328)	(1,752,699)	(34,535,027)
Fidelity MSCI Materials Index ETF	(3,426,357)	(5,709,256)	(9,135,613)
Fidelity MSCI Real Estate Index ETF	(11,697,726)	(12,670,571)	(24,368,297)
Fidelity MSCI Utilities Index ETF	(8,050,781)	(11,711,028)	(19,761,809)
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.
The Funds' use of derivatives increased or decreased their exposure to the following risk:
Equity risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as
86	Semi-Annual Report

Notes to Financial Statements  – continued
3. Derivative Instruments – continued

unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statements of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.
	Purchases	Sales
Fidelity MSCI Communication Services Index ETF	$ 28,829,640	$ 27,920,448
Fidelity MSCI Consumer Discretionary Index ETF	594,923,875	590,193,625
Fidelity MSCI Consumer Staples Index ETF	130,374,818	130,454,060
Fidelity MSCI Energy Index ETF	22,402,885	19,794,263
Fidelity MSCI Financials Index ETF	19,792,249	16,479,045
Fidelity MSCI Health Care Index ETF	67,052,022	66,732,021
Fidelity MSCI Industrials Index ETF	8,838,665	7,655,477
Fidelity MSCI Information Technology Index ETF	72,635,009	63,366,480
Fidelity MSCI Materials Index ETF	2,812,964	2,539,262
Fidelity MSCI Real Estate Index ETF	86,090,377	81,446,030
Fidelity MSCI Utilities Index ETF	28,633,540	25,497,342
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-kind Subscriptions	In-kind Redemptions
Fidelity MSCI Communication Services Index ETF	$ 54,074,510	$ 102,187,651
Fidelity MSCI Consumer Discretionary Index ETF	345,905,374	138,181,550
Fidelity MSCI Consumer Staples Index ETF	197,635,066	56,688,511
Fidelity MSCI Energy Index ETF	133,027,167	21,347,930
Fidelity MSCI Financials Index ETF	57,728,870	29,118,535
Fidelity MSCI Health Care Index ETF	306,421,699	38,321,636
Fidelity MSCI Industrials Index ETF	159,369,122	6,185,413
Fidelity MSCI Information Technology Index ETF	335,894,911	165,106,846
Fidelity MSCI Materials Index ETF	68,654,551	11,508,362
Fidelity MSCI Real Estate Index ETF	143,363,765	71,440,538
Fidelity MSCI Utilities Index ETF	311,174,010	110,461,633
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .084% of each Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.
Sub-Adviser. BlackRock Fund Advisors (BFA), serves as sub-adviser for the Funds. BFA provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.
Semi-Annual Report	87

6. Share Transactions.
The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a Fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.
7. Other.
The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
8. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds’ performance.
88	Semi-Annual Report

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During PeriodB August 1, 2020 to January 31, 2021
Fidelity MSCI Communication Services Index ETF	0.08%
Actual		$ 1,000.00	$ 1,202.50	$ 0.44
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Consumer Discretionary Index ETF	0.08%
Actual		$ 1,000.00	$ 1,281.80	$ 0.46
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Consumer Staples Index ETF	0.08%
Actual		$ 1,000.00	$ 1,060.60	$ 0.42
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Energy Index ETF	0.08%
Actual		$ 1,000.00	$ 1,152.00	$ 0.43
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Financials Index ETF	0.08%
Actual		$ 1,000.00	$ 1,233.90	$ 0.45
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Health Care Index ETF	0.08%
Actual		$ 1,000.00	$ 1,136.80	$ 0.43
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Industrials Index ETF	0.08%
Actual		$ 1,000.00	$ 1,223.40	$ 0.45
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Semi-Annual Report	89

	Annualized Expense RatioA	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During PeriodB August 1, 2020 to January 31, 2021
Fidelity MSCI Information Technology Index ETF	0.08%
Actual		$ 1,000.00	$ 1,195.10	$ 0.44
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Materials Index ETF	0.08%
Actual		$ 1,000.00	$ 1,199.30	$ 0.44
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Real Estate Index ETF	0.08%
Actual		$ 1,000.00	$ 1,068.00	$ 0.42
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Utilities Index ETF	0.08%
Actual		$ 1,000.00	$ 1,044.80	$ 0.41
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
90	Semi-Annual Report

Board Approval of Investment Advisory Contracts
Fidelity Sector ETFs
At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for each fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board’s meeting calendar.
The Board considered that the approval of each fund’s Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund’s assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund’s Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund’s Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that each fund’s Advisory Contracts are fair and reasonable, and that each fund’s Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.
In connection with its consideration of future renewals of each fund’s Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each fund’s management fee structures are fair and reasonable, and that the continuation of the funds’ Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.
Semi-Annual Report	91

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92	Semi-Annual Report

EXT-SANN-0321
1.9584798.107

Fidelity® Dividend ETF for Rising Rates
Fidelity® High Dividend ETF
Fidelity® Low Volatility Factor ETF
Fidelity® Momentum Factor ETF
Fidelity® Quality Factor ETF
Fidelity® Small-Mid Multifactor ETF
(formerly Fidelity® Small-Mid Factor ETF)
Fidelity® Stocks for Inflation ETF
Fidelity® U.S. Multifactor ETF
Fidelity® Value Factor ETF
Semi-Annual Report
January 31, 2021

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2021 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Semi-Annual Report	3

Note to Shareholders:
Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.
In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.
The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are "exogenous shocks" that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.
Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
4	Semi-Annual Report

Fidelity® Dividend ETF for Rising Rates
Investment Summary (Unaudited)
Top Ten Stocks as of January 31, 2021
% of fund's net assets
Apple, Inc.	8.6
Microsoft Corp.	6.9
Johnson & Johnson	2.7
UnitedHealth Group, Inc.	2.4
QUALCOMM, Inc.	2.0
JPMorgan Chase & Co.	2.0
AbbVie, Inc.	1.9
Pfizer, Inc.	1.8
Broadcom, Inc.	1.8
Amgen, Inc.	1.8
31.9

Top Market Sectors as of January 31, 2021
% of fund's net assets
Information Technology	30.8
Health Care	14.8
Financials	12.0
Industrials	9.2
Communication Services	8.8
Consumer Staples	6.2
Consumer Discretionary	5.9
Real Estate	3.1
Utilities	3.0
Materials	3.0
Energy	2.8

Asset Allocation as of January 31, 2021
Percentages shown as 0.0% may reflect amounts less than 0.05%.
* Foreign investments – 8.5%
Semi-Annual Report	5

Fidelity® High Dividend ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021
% of fund's net assets
Apple, Inc.	6.3
Microsoft Corp.	5.1
The Procter & Gamble Co.	2.8
JPMorgan Chase & Co.	2.6
PepsiCo, Inc.	2.3
Philip Morris International, Inc.	2.1
Chevron Corp.	2.0
Exxon Mobil Corp.	2.0
The Williams Cos., Inc.	2.0
DuPont de Nemours, Inc.	2.0
29.2

Top Market Sectors as of January 31, 2021
% of fund's net assets
Information Technology	22.7
Financials	18.3
Consumer Staples	13.9
Materials	11.5
Real Estate	9.5
Energy	8.4
Health Care	7.7
Communication Services	2.9
Industrials	2.7
Consumer Discretionary	2.0

Asset Allocation as of January 31, 2021
Percentages shown as 0.0% may reflect amounts less than 0.05%.
* Foreign investments – 13.4%
6	Semi-Annual Report

Fidelity® Low Volatility Factor ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021
% of fund's net assets
Microsoft Corp.	6.2
Alphabet, Inc. Class A	4.2
Johnson & Johnson	2.0
Visa, Inc. Class A	1.8
Intel Corp.	1.7
Mastercard, Inc. Class A	1.7
UnitedHealth Group, Inc.	1.6
The Home Depot, Inc.	1.6
Adobe, Inc.	1.6
NIKE, Inc. Class B	1.4
23.8

Top Market Sectors as of January 31, 2021
% of fund's net assets
Information Technology	27.3
Health Care	15.0
Consumer Discretionary	12.6
Communication Services	10.4
Financials	9.8
Industrials	8.0
Consumer Staples	5.9
Real Estate	3.1
Utilities	2.8
Materials	2.6
Energy	2.2

Asset Allocation as of January 31, 2021
Percentages shown as 0.0% may reflect amounts less than 0.05%.
* Foreign investments – 6.8%
Semi-Annual Report	7

Fidelity® Momentum Factor ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021
% of fund's net assets
Apple, Inc.	6.7
Microsoft Corp.	5.6
Amazon.com, Inc.	4.2
Alphabet, Inc. Class A	3.5
Tesla, Inc.	2.4
Facebook, Inc. Class A	2.1
Moderna, Inc.	1.9
Berkshire Hathaway, Inc. Class B	1.8
Plug Power, Inc.	1.8
UnitedHealth Group, Inc.	1.6
31.6

Top Market Sectors as of January 31, 2021
% of fund's net assets
Information Technology	28.8
Health Care	14.1
Consumer Discretionary	12.8
Communication Services	10.1
Industrials	9.3
Financials	9.2
Consumer Staples	5.5
Real Estate	2.8
Utilities	2.6
Materials	2.6
Energy	1.9

Asset Allocation as of January 31, 2021
* Foreign investments – 1.0%
8	Semi-Annual Report

Fidelity® Quality Factor ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021
% of fund's net assets
Apple, Inc.	6.9
Microsoft Corp.	5.7
Alphabet, Inc. Class A	3.7
Facebook, Inc. Class A	2.2
Johnson & Johnson	1.9
UnitedHealth Group, Inc.	1.6
The Home Depot, Inc.	1.6
NVIDIA Corp.	1.5
Visa, Inc. Class A	1.4
Eli Lilly & Co.	1.4
27.9

Top Market Sectors as of January 31, 2021
% of fund's net assets
Information Technology	28.4
Health Care	14.4
Consumer Discretionary	11.7
Financials	10.4
Communication Services	10.1
Industrials	8.2
Consumer Staples	5.7
Real Estate	3.2
Utilities	2.9
Materials	2.5
Energy	2.2

Asset Allocation as of January 31, 2021
* Foreign investments – 3.3%
Semi-Annual Report	9

Fidelity® Small-Mid Multifactor ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021
% of fund's net assets
Moderna, Inc.	1.2
Match Group, Inc.	0.7
Etsy, Inc.	0.6
Zillow Group, Inc. Class C	0.5
Teladoc Health, Inc.	0.5
Albemarle Corp.	0.5
Catalent, Inc.	0.4
Zendesk, Inc.	0.4
Generac Holdings, Inc.	0.4
HubSpot, Inc.	0.4
5.6

Top Market Sectors as of January 31, 2021
% of fund's net assets
Information Technology	17.5
Health Care	16.8
Industrials	15.1
Consumer Discretionary	14.0
Financials	12.6
Real Estate	7.1
Materials	5.1
Communication Services	3.9
Consumer Staples	3.4
Energy	2.3
Utilities	2.1
Unknown I1	0.1

Asset Allocation as of January 31, 2021
Percentages shown as 0.0% may reflect amounts less than 0.05%.
* Foreign investments – 0.7%
10	Semi-Annual Report

Fidelity® Stocks for Inflation ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021
% of fund's net assets
Apple, Inc.	5.6
Microsoft Corp.	4.7
ConocoPhillips	3.7
Cabot Oil & Gas Corp.	3.2
Steel Dynamics, Inc.	2.9
Reliance Steel & Aluminum Co.	2.7
Newmont Corp.	2.1
Philip Morris International, Inc.	2.0
Eli Lilly & Co.	2.0
NextEra Energy, Inc.	1.9
30.8

Top Market Sectors as of January 31, 2021
% of fund's net assets
Information Technology	23.8
Health Care	19.8
Consumer Staples	10.5
Materials	7.6
Energy	6.8
Consumer Discretionary	6.6
Communication Services	6.2
Utilities	4.9
Real Estate	4.5
Industrials	4.5
Financials	4.4

Asset Allocation as of January 31, 2021
* Foreign investments – 2.8%
Semi-Annual Report	11

Fidelity® U.S. Multifactor ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021
% of fund's net assets
Apple, Inc.	6.9
Microsoft Corp.	5.7
Alphabet, Inc. Class A	3.7
Facebook, Inc. Class A	2.3
Johnson & Johnson	2.0
The Home Depot, Inc.	1.6
Eli Lilly & Co.	1.5
Visa, Inc. Class A	1.3
American Financial Group, Inc.	1.3
NextEra Energy, Inc.	1.3
27.6

Top Market Sectors as of January 31, 2021
% of fund's net assets
Information Technology	28.2
Health Care	14.7
Consumer Discretionary	11.7
Financials	10.2
Communication Services	10.0
Industrials	8.1
Consumer Staples	5.8
Real Estate	3.3
Utilities	3.0
Materials	2.7
Energy	2.3

Asset Allocation as of January 31, 2021
Percentages shown as 0.0% may reflect amounts less than 0.05%.
* Foreign investments – 4.1%
12	Semi-Annual Report

Fidelity® Value Factor ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021
% of fund's net assets
Apple, Inc.	6.7
Microsoft Corp.	5.5
Amazon.com, Inc.	4.1
Alphabet, Inc. Class A	3.6
Facebook, Inc. Class A	2.2
Johnson & Johnson	1.9
Berkshire Hathaway, Inc. Class B	1.8
UnitedHealth Group, Inc.	1.6
Visa, Inc. Class A	1.5
Mastercard, Inc. Class A	1.3
30.2

Top Market Sectors as of January 31, 2021
% of fund's net assets
Information Technology	27.8
Health Care	13.8
Financials	11.2
Consumer Discretionary	11.1
Communication Services	10.8
Industrials	8.4
Consumer Staples	5.8
Real Estate	3.4
Materials	2.7
Utilities	2.7
Energy	2.1

Asset Allocation as of January 31, 2021
Percentages shown as 0.0% may reflect amounts less than 0.05%.
* Foreign investments – 2.7%
Semi-Annual Report	13

Fidelity® Dividend ETF for Rising Rates
Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
COMMUNICATION SERVICES – 8.8%
Diversified Telecommunication Services – 2.5%
AT&T, Inc.	108,790	$ 3,114,658
Lumen Technologies, Inc.	97,233	1,203,744
Verizon Communications, Inc.	64,025	3,505,369
		7,823,771
Entertainment – 0.8%
Activision Blizzard, Inc.	29,272	2,663,752
Media – 5.5%
Cable One, Inc.	786	1,572,000
Comcast Corp. Class A	75,700	3,752,449
News Corp. Class A	94,392	1,831,205
Nexstar Media Group, Inc. Class A	10,514	1,195,126
Omnicom Group, Inc.	18,388	1,147,043
Sirius XM Holdings, Inc. (a)	189,192	1,184,342
TEGNA, Inc.	72,899	1,168,571
The Interpublic Group of Cos., Inc.	57,362	1,380,703
The New York Times Co. Class A	38,179	1,893,297
ViacomCBS, Inc. Class B	42,137	2,043,645
		17,168,381
TOTAL COMMUNICATION SERVICES		27,655,904
CONSUMER DISCRETIONARY – 5.9%
Hotels, Restaurants & Leisure – 2.0%
McDonald's Corp.	15,347	3,189,721
Starbucks Corp.	31,008	3,001,884
		6,191,605
Specialty Retail – 2.7%
Lowe's Cos., Inc.	21,345	3,561,413
The Home Depot, Inc.	18,206	4,930,549
		8,491,962
Textiles, Apparel & Luxury Goods – 1.2%
NIKE, Inc. Class B	29,136	3,892,278
TOTAL CONSUMER DISCRETIONARY		18,575,845
CONSUMER STAPLES – 6.2%
Beverages – 1.1%
The Coca-Cola Co.	72,546	3,493,090
Food & Staples Retailing – 0.6%
Wm Morrison Supermarkets PLC	803,924	1,981,036
Household Products – 1.7%
The Procter & Gamble Co.	40,852	5,237,635
Tobacco – 2.8%
Altria Group, Inc.	60,122	2,469,812
British American Tobacco PLC	42,166	1,538,755
Japan Tobacco, Inc.	90,300	1,791,855
Philip Morris International, Inc.	38,564	3,071,622
		8,872,044
TOTAL CONSUMER STAPLES		19,583,805

	Shares	Value
ENERGY – 2.8%
Energy Equipment & Services – 0.4%
Schlumberger N.V.	46,405	$ 1,030,655
Oil, Gas & Consumable Fuels – 2.4%
Chevron Corp.	29,768	2,536,234
Exxon Mobil Corp.	62,584	2,806,266
Targa Resources Corp.	31,743	868,806
The Williams Cos., Inc.	64,497	1,369,271
		7,580,577
TOTAL ENERGY		8,611,232
FINANCIALS – 12.0%
Banks – 6.5%
Bank of America Corp.	146,061	4,330,709
Citigroup, Inc.	49,513	2,871,259
JPMorgan Chase & Co.	48,243	6,207,427
PacWest Bancorp	59,426	1,794,071
The PNC Financial Services Group, Inc.	18,342	2,632,444
Wells Fargo & Co.	83,770	2,503,047
		20,338,957
Capital Markets – 3.8%
Invesco Ltd.	119,270	2,455,769
Morgan Stanley	51,335	3,442,012
The Blackstone Group, Inc. Class A	40,128	2,696,200
The Goldman Sachs Group, Inc.	11,978	3,248,074
		11,842,055
Insurance – 1.2%
Old Republic International Corp.	93,469	1,691,789
Prudential Financial, Inc.	26,317	2,060,095
		3,751,884
Mortgage Real Estate Investment Trusts (REITs) – 0.5%
Starwood Property Trust, Inc.	84,120	1,578,091
TOTAL FINANCIALS		37,510,987
HEALTH CARE – 14.8%
Biotechnology – 5.2%
AbbVie, Inc.	59,493	6,096,843
Amgen, Inc.	22,700	5,480,461
Gilead Sciences, Inc.	71,326	4,678,985
		16,256,289
Health Care Providers & Services – 4.0%
CVS Health Corp.	67,987	4,871,269
UnitedHealth Group, Inc.	22,778	7,598,285
		12,469,554
Pharmaceuticals – 5.6%
GlaxoSmithKline PLC	170,324	3,173,873
Johnson & Johnson	52,295	8,530,883
Pfizer, Inc.	157,821	5,665,774

See accompanying notes which are an integral part of the financial statements.
14	Semi-Annual Report

Fidelity® Dividend ETF for Rising Rates
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Viatris, Inc. (b)	19,582	$ 332,698
		17,703,228
TOTAL HEALTH CARE		46,429,071
INDUSTRIALS – 9.2%
Aerospace & Defense – 1.1%
General Dynamics Corp.	7,505	1,100,833
Lockheed Martin Corp.	4,715	1,517,381
Raytheon Technologies Corp.	14,405	961,246
		3,579,460
Air Freight & Logistics – 0.8%
United Parcel Service, Inc. Class B	16,066	2,490,230
Electrical Equipment – 1.0%
Eaton Corp. PLC	13,414	1,578,828
Emerson Electric Co.	18,598	1,475,751
		3,054,579
Industrial Conglomerates – 2.0%
3M Co.	11,698	2,054,871
Honeywell International, Inc.	12,813	2,503,276
Jardine Matheson Holdings Ltd.	16,428	949,538
Jardine Strategic Holdings Ltd.	30,020	780,220
		6,287,905
Machinery – 3.0%
Caterpillar, Inc.	12,522	2,289,523
Cummins, Inc.	7,202	1,688,293
Deere & Co.	8,803	2,542,306
Illinois Tool Works, Inc.	8,059	1,565,138
PACCAR, Inc.	15,563	1,419,657
		9,504,917
Road & Rail – 1.3%
Norfolk Southern Corp.	7,073	1,673,613
Union Pacific Corp.	12,225	2,414,071
		4,087,684
TOTAL INDUSTRIALS		29,004,775
INFORMATION TECHNOLOGY – 30.8%
Communications Equipment – 1.4%
Cisco Systems, Inc.	96,591	4,306,027
Electronic Equipment, Instruments & Components – 1.1%
Corning, Inc.	98,875	3,546,646
IT Services – 1.0%
International Business Machines Corp.	25,482	3,035,161
Semiconductors & Semiconductor Equipment – 6.7%
Broadcom, Inc.	12,211	5,501,055
Intel Corp.	82,931	4,603,500
QUALCOMM, Inc.	40,009	6,252,607

	Shares	Value

Texas Instruments, Inc.	29,071	$ 4,816,774
		21,173,936
Software – 8.2%
Microsoft Corp.	93,384	21,661,352
Oracle Corp.	69,055	4,172,994
		25,834,346
Technology Hardware, Storage & Peripherals – 12.4%
Apple, Inc.	205,186	27,076,345
Canon, Inc.	97,700	2,141,197
HP, Inc.	132,544	3,226,121
NetApp, Inc.	46,531	3,091,520
Seagate Technology PLC	49,037	3,242,326
		38,777,509
TOTAL INFORMATION TECHNOLOGY		96,673,625
MATERIALS – 3.0%
Chemicals – 1.9%
Dow, Inc.	22,101	1,147,042
DuPont de Nemours, Inc.	20,907	1,661,061
Linde PLC (b)	8,862	2,174,735
LyondellBasell Industries N.V. Class A	11,174	958,282
		5,941,120
Containers & Packaging – 0.6%
International Paper Co.	20,312	1,021,897
Westrock Co.	19,819	821,101
		1,842,998
Metals & Mining – 0.5%
Alumina Ltd.	498,173	647,868
Nucor Corp.	17,594	857,356
		1,505,224
TOTAL MATERIALS		9,289,342
REAL ESTATE – 3.1%
Equity Real Estate Investment Trusts (REITs) – 2.9%
American Tower Corp.	7,021	1,596,295
Crown Castle International Corp.	8,137	1,295,899
Gaming and Leisure Properties, Inc.	14,561	598,894
Iron Mountain, Inc.	20,989	706,700
Kimco Realty Corp.	33,559	554,059
Prologis, Inc.	13,850	1,429,320
Public Storage	4,149	944,395
Service Properties Trust	27,153	288,093
Simon Property Group, Inc.	7,279	676,437
Ventas, Inc.	13,695	630,929
Weingarten Realty Investors	20,320	457,403
		9,178,424
Real Estate Management & Development – 0.2%
Hongkong Land Holdings Ltd.	105,930	490,456
TOTAL REAL ESTATE		9,668,880

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	15

Common Stocks – continued
	Shares	Value
UTILITIES – 3.0%
Electric Utilities – 1.9%
American Electric Power Co., Inc.	13,651	$ 1,104,502
Duke Energy Corp.	16,520	1,552,880
Exelon Corp.	28,100	1,167,836
PPL Corp.	31,426	869,558
The Southern Co.	23,483	1,383,618
		6,078,394
Multi-Utilities – 1.1%
CenterPoint Energy, Inc.	37,789	796,970
Dominion Energy, Inc.	18,788	1,369,458
Public Service Enterprise Group, Inc.	19,942	1,125,327
		3,291,755
TOTAL UTILITIES		9,370,149
TOTAL COMMON STOCKS (Cost $267,000,093)		312,373,615
Money Market Funds – 0.5%

Fidelity Cash Central Fund, 0.09% (c)	429,143	429,229
Fidelity Securities Lending Cash Central Fund, 0.09% (c)(d)	1,243,901	1,244,025
TOTAL MONEY MARKET FUNDS (Cost $1,673,254)		1,673,254
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $268,673,347)		314,046,869
NET OTHER ASSETS (LIABILITIES) – (0.1%)		(282,922)
NET ASSETS – 100.0%		$ 313,763,947

Legend
(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P 500 Index Contracts (United States)	7	March 2021	$1,296,820	$(4,279)	$(4,279)
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 320
Fidelity Securities Lending Cash Central Fund	1,007
Total	$1,327
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
See accompanying notes which are an integral part of the financial statements.
16	Semi-Annual Report

Fidelity® Dividend ETF for Rising Rates
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 27,655,904	$ 27,655,904	$ —	$ —
Consumer Discretionary	18,575,845	18,575,845	—	—
Consumer Staples	19,583,805	19,583,805	—	—
Energy	8,611,232	8,611,232	—	—
Financials	37,510,987	37,510,987	—	—
Health Care	46,429,071	46,429,071	—	—
Industrials	29,004,775	29,004,775	—	—
Information Technology	96,673,625	96,673,625	—	—
Materials	9,289,342	9,289,342	—	—
Real Estate	9,668,880	9,668,880	—	—
Utilities	9,370,149	9,370,149	—	—
Money Market Funds	1,673,254	1,673,254	—	—
Total Investments in Securities:	$ 314,046,869	$ 314,046,869	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ (4,279)	$ (4,279)	$ —	$ —
Total Assets	$ (4,279)	$ (4,279)	—	$ —
Total Derivative Instruments:	$ (4,279)	$ (4,279)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(4,279)
Total Equity Risk	0	(4,279)
Total Value of Derivatives	$0	$(4,279)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	17

Fidelity® High Dividend ETF
Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
COMMUNICATION SERVICES – 2.9%
Diversified Telecommunication Services – 0.8%
AT&T, Inc.	74,986	$ 2,146,849
Lumen Technologies, Inc.	67,327	833,509
Verizon Communications, Inc.	44,140	2,416,665
		5,397,023
Entertainment – 0.3%
Activision Blizzard, Inc.	20,267	1,844,297
Media – 1.8%
Cable One, Inc.	542	1,084,000
Comcast Corp. Class A	51,740	2,564,752
News Corp. Class A	65,385	1,268,469
Nexstar Media Group, Inc. Class A	7,256	824,789
Omnicom Group, Inc.	12,704	792,476
Sirius XM Holdings, Inc. (a)	131,031	820,254
TEGNA, Inc.	50,470	809,034
The Interpublic Group of Cos., Inc.	39,714	955,916
The New York Times Co. Class A	26,435	1,310,912
ViacomCBS, Inc. Class B	29,183	1,415,375
		11,845,977
TOTAL COMMUNICATION SERVICES		19,087,297
CONSUMER DISCRETIONARY – 2.0%
Hotels, Restaurants & Leisure – 0.7%
McDonald's Corp.	10,996	2,285,409
Starbucks Corp.	22,025	2,132,240
		4,417,649
Specialty Retail – 0.9%
Lowe's Cos., Inc.	15,215	2,538,623
The Home Depot, Inc.	12,976	3,514,160
		6,052,783
Textiles, Apparel & Luxury Goods – 0.4%
NIKE, Inc. Class B	20,810	2,780,008
TOTAL CONSUMER DISCRETIONARY		13,250,440
CONSUMER STAPLES – 13.9%
Beverages – 2.3%
PepsiCo, Inc.	110,825	15,135,370
Food & Staples Retailing – 1.8%
Wm Morrison Supermarkets PLC	4,898,135	12,070,021
Household Products – 2.8%
The Procter & Gamble Co.	146,165	18,739,815
Tobacco – 7.0%
Altria Group, Inc.	290,234	11,922,813
British American Tobacco PLC	257,049	9,380,436
Japan Tobacco, Inc.	547,400	10,862,252
Philip Morris International, Inc.	171,709	13,676,622
		45,842,123
TOTAL CONSUMER STAPLES		91,787,329

	Shares	Value
ENERGY – 8.4%
Oil, Gas & Consumable Fuels – 8.4%
Chevron Corp.	158,065	$ 13,467,138
Exxon Mobil Corp.	298,156	13,369,315
Occidental Petroleum Corp.	321,518	6,449,651
Targa Resources Corp.	336,405	9,207,405
The Williams Cos., Inc.	615,368	13,064,263
TOTAL ENERGY		55,557,772
FINANCIALS – 18.3%
Banks – 8.5%
Bank of America Corp.	430,597	12,767,201
Citigroup, Inc.	158,015	9,163,290
JPMorgan Chase & Co.	132,582	17,059,326
The PNC Financial Services Group, Inc.	66,186	9,499,015
Wells Fargo & Co.	264,198	7,894,236
		56,383,068
Capital Markets – 4.8%
Invesco Ltd.	477,344	9,828,513
The Blackstone Group, Inc. Class A	149,903	10,071,982
The Goldman Sachs Group, Inc.	42,459	11,513,607
		31,414,102
Insurance – 2.2%
Old Republic International Corp.	372,954	6,750,467
Prudential Financial, Inc.	99,246	7,768,977
		14,519,444
Mortgage Real Estate Investment Trusts (REITs) – 1.6%
MFA Financial, Inc.	1,108,393	4,034,550
Starwood Property Trust, Inc.	336,364	6,310,189
		10,344,739
Thrifts & Mortgage Finance – 1.2%
New York Community Bancorp, Inc.	766,545	8,018,061
TOTAL FINANCIALS		120,679,414
HEALTH CARE – 7.7%
Biotechnology – 2.6%
AbbVie, Inc.	63,898	6,548,267
Amgen, Inc.	24,344	5,877,372
Gilead Sciences, Inc.	75,930	4,981,008
		17,406,647
Health Care Providers & Services – 1.3%
UnitedHealth Group, Inc.	24,676	8,231,420
Pharmaceuticals – 3.8%
GlaxoSmithKline PLC	179,273	3,340,631
Johnson & Johnson	56,547	9,224,512
Merck & Co., Inc.	76,314	5,881,520
Pfizer, Inc.	169,905	6,099,590

See accompanying notes which are an integral part of the financial statements.
18	Semi-Annual Report

Fidelity® High Dividend ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Viatris, Inc. (b)	21,021	$ 357,147
		24,903,400
TOTAL HEALTH CARE		50,541,467
INDUSTRIALS – 2.7%
Aerospace & Defense – 0.3%
General Dynamics Corp.	4,686	687,342
Lockheed Martin Corp.	2,941	946,473
Raytheon Technologies Corp.	8,963	598,101
		2,231,916
Air Freight & Logistics – 0.2%
United Parcel Service, Inc. Class B	10,032	1,554,960
Building Products – 0.2%
Johnson Controls International PLC	19,688	980,856
Electrical Equipment – 0.3%
Eaton Corp. PLC	8,385	986,914
Emerson Electric Co.	11,636	923,317
		1,910,231
Industrial Conglomerates – 0.6%
3M Co.	7,290	1,280,562
Honeywell International, Inc.	7,907	1,544,791
Jardine Matheson Holdings Ltd.	9,953	575,283
Jardine Strategic Holdings Ltd.	18,487	480,477
		3,881,113
Machinery – 0.7%
Caterpillar, Inc.	7,823	1,430,357
Cummins, Inc.	4,482	1,050,671
Illinois Tool Works, Inc.	5,035	977,847
PACCAR, Inc.	9,733	887,844
		4,346,719
Road & Rail – 0.4%
Norfolk Southern Corp.	4,399	1,040,891
Union Pacific Corp.	7,619	1,504,524
		2,545,415
TOTAL INDUSTRIALS		17,451,210
INFORMATION TECHNOLOGY – 22.7%
Communications Equipment – 1.0%
Cisco Systems, Inc.	143,396	6,392,593
Electronic Equipment, Instruments & Components – 0.8%
Corning, Inc.	140,598	5,043,250
IT Services – 2.0%
International Business Machines Corp.	37,493	4,465,791
Visa, Inc. Class A	45,734	8,838,096
		13,303,887
Semiconductors & Semiconductor Equipment – 4.7%
Broadcom, Inc.	17,895	8,061,698

	Shares	Value

Intel Corp.	124,576	$ 6,915,214
QUALCOMM, Inc.	58,555	9,150,975
Texas Instruments, Inc.	42,580	7,055,080
		31,182,967
Software – 6.0%
Microsoft Corp.	144,174	33,442,601
Oracle Corp.	101,495	6,133,343
		39,575,944
Technology Hardware, Storage & Peripherals – 8.2%
Apple, Inc.	316,372	41,748,449
Canon, Inc.	138,900	3,044,138
HP, Inc.	190,447	4,635,480
Seagate Technology PLC	70,215	4,642,616
		54,070,683
TOTAL INFORMATION TECHNOLOGY		149,569,324
MATERIALS – 11.5%
Chemicals – 6.5%
Dow, Inc.	177,289	9,201,299
DuPont de Nemours, Inc. (a)	163,560	12,994,842
Linde PLC (b)	48,808	11,977,483
LyondellBasell Industries N.V. Class A	100,138	8,587,835
		42,761,459
Containers & Packaging – 2.7%
International Paper Co.	189,745	9,546,071
Westrock Co.	196,025	8,121,316
		17,667,387
Metals & Mining – 2.3%
Alumina Ltd.	5,529,853	7,191,512
Nucor Corp.	167,042	8,139,957
		15,331,469
TOTAL MATERIALS		75,760,315
REAL ESTATE – 9.5%
Equity Real Estate Investment Trusts (REITs) – 8.9%
American Tower Corp.	30,602	6,957,671
Crown Castle International Corp.	41,715	6,643,531
Gaming and Leisure Properties, Inc.	107,025	4,401,938
Iron Mountain, Inc.	158,842	5,348,210
Kimco Realty Corp.	255,283	4,214,722
Prologis, Inc.	68,988	7,119,561
Public Storage	25,168	5,728,740
Service Properties Trust	218,006	2,313,044
Simon Property Group, Inc.	41,334	3,841,169
Ventas, Inc.	91,124	4,198,083
Weingarten Realty Investors	163,274	3,675,298
Welltower, Inc.	66,742	4,044,565
		58,486,532

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	19

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Real Estate Management & Development – 0.6%
Hongkong Land Holdings Ltd.	890,711	$ 4,123,992
TOTAL REAL ESTATE		62,610,524
TOTAL COMMON STOCKS (Cost $625,545,401)		656,295,092
Money Market Funds – 2.2%

Fidelity Cash Central Fund, 0.09% (c)	1,161,074	1,161,307
Fidelity Securities Lending Cash Central Fund, 0.09% (c)(d)	13,271,123	13,272,450
TOTAL MONEY MARKET FUNDS (Cost $14,433,757)		14,433,757
TOTAL INVESTMENT IN SECURITIES – 101.8% (Cost $639,979,158)		670,728,849
NET OTHER ASSETS (LIABILITIES) – (1.8%)		(11,607,447)
NET ASSETS – 100.0%		$ 659,121,402

Legend
(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P 500 Index Contracts (United States)	14	March 2021	$2,593,640	$(2,829)	$(2,829)
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 556
Fidelity Securities Lending Cash Central Fund	634
Total	$1,190
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
See accompanying notes which are an integral part of the financial statements.
20	Semi-Annual Report

Fidelity® High Dividend ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 19,087,297	$ 19,087,297	$ —	$ —
Consumer Discretionary	13,250,440	13,250,440	—	—
Consumer Staples	91,787,329	91,787,329	—	—
Energy	55,557,772	55,557,772	—	—
Financials	120,679,414	120,679,414	—	—
Health Care	50,541,467	50,541,467	—	—
Industrials	17,451,210	17,451,210	—	—
Information Technology	149,569,324	149,569,324	—	—
Materials	75,760,315	75,760,315	—	—
Real Estate	62,610,524	62,610,524	—	—
Money Market Funds	14,433,757	14,433,757	—	—
Total Investments in Securities:	$ 670,728,849	$ 670,728,849	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ (2,829)	$ (2,829)	$ —	$ —
Total Assets	$ (2,829)	$ (2,829)	—	$ —
Total Derivative Instruments:	$ (2,829)	$ (2,829)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(2,829)
Total Equity Risk	0	(2,829)
Total Value of Derivatives	$0	$(2,829)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	88.4
United Kingdom	3.8
Ireland	2.8
Bermuda	2.3
Japan	2.1
Netherlands	1.3
Australia	1.1
101.8%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	21

Fidelity® Low Volatility Factor ETF
Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
COMMUNICATION SERVICES – 10.4%
Diversified Telecommunication Services – 3.3%
AT&T, Inc.	181,690	$ 5,201,785
Cogent Communications Holdings, Inc. (a)	38,107	2,170,193
Verizon Communications, Inc.	99,065	5,423,809
		12,795,787
Interactive Media & Services – 4.2%
Alphabet, Inc. Class A (b)	8,788	16,058,840
Media – 1.8%
Cable One, Inc.	1,680	3,360,000
Omnicom Group, Inc.	57,870	3,609,931
		6,969,931
Wireless Telecommunication Services – 1.1%
T-Mobile US, Inc. (b)	34,217	4,314,079
TOTAL COMMUNICATION SERVICES		40,138,637
CONSUMER DISCRETIONARY – 12.6%
Distributors – 0.8%
Pool Corp.	8,573	3,036,385
Diversified Consumer Services – 0.9%
Bright Horizons Family Solutions, Inc. (b)	22,243	3,380,269
Hotels, Restaurants & Leisure – 3.1%
Domino's Pizza, Inc.	7,240	2,684,302
McDonald's Corp.	21,678	4,505,555
Starbucks Corp.	48,675	4,712,227
		11,902,084
Multiline Retail – 2.1%
Dollar General Corp.	16,742	3,258,161
Target Corp.	26,418	4,786,149
		8,044,310
Specialty Retail – 4.3%
AutoZone, Inc. (b)	2,533	2,832,831
Ross Stores, Inc.	34,740	3,866,215
The Home Depot, Inc.	22,277	6,033,057
The TJX Cos., Inc.	63,694	4,078,964
		16,811,067
Textiles, Apparel & Luxury Goods – 1.4%
NIKE, Inc. Class B	40,811	5,451,941
TOTAL CONSUMER DISCRETIONARY		48,626,056
CONSUMER STAPLES – 5.9%
Beverages – 1.8%
PepsiCo, Inc.	25,291	3,453,992
The Coca-Cola Co.	71,156	3,426,161
		6,880,153
Food & Staples Retailing – 1.0%
Walmart, Inc.	26,085	3,664,682

	Shares	Value

Food Products – 1.1%
Hormel Foods Corp. (a)	27,955	$ 1,309,971
McCormick & Co., Inc. (non-vtg.)	15,557	1,392,974
The Hershey Co.	10,508	1,528,283
		4,231,228
Household Products – 2.0%
Kimberly-Clark Corp.	12,011	1,586,653
The Clorox Co.	6,799	1,424,119
The Procter & Gamble Co.	38,039	4,876,980
		7,887,752
TOTAL CONSUMER STAPLES		22,663,815
ENERGY – 2.2%
Oil, Gas & Consumable Fuels – 2.2%
Cabot Oil & Gas Corp.	34,029	623,751
Chevron Corp.	28,162	2,399,402
Exxon Mobil Corp.	62,044	2,782,053
Kinder Morgan, Inc.	63,184	889,631
Phillips 66	14,597	989,677
Valero Energy Corp.	16,027	904,404
TOTAL ENERGY		8,588,918
FINANCIALS – 9.8%
Capital Markets – 3.0%
CME Group, Inc.	18,386	3,341,472
FactSet Research Systems, Inc.	7,051	2,131,799
Intercontinental Exchange, Inc.	30,287	3,342,170
Nasdaq, Inc.	19,210	2,598,537
		11,413,978
Insurance – 6.8%
Aflac, Inc.	74,277	3,355,835
Aon PLC Class A	14,614	2,968,103
Arthur J Gallagher & Co.	24,329	2,807,810
Brown & Brown, Inc.	53,950	2,324,706
Chubb Ltd.	23,669	3,447,863
Marsh & McLennan Cos., Inc.	25,556	2,808,860
The Progressive Corp.	32,826	2,862,099
The Travelers Cos., Inc.	23,466	3,198,416
WR Berkley Corp.	39,216	2,436,882
		26,210,574
TOTAL FINANCIALS		37,624,552
HEALTH CARE – 15.0%
Biotechnology – 0.7%
Biogen, Inc. (b)	10,291	2,908,339
Health Care Equipment & Supplies – 3.1%
Danaher Corp.	18,599	4,423,586
Medtronic PLC	39,585	4,406,998
ResMed, Inc.	14,974	3,018,309
		11,848,893

See accompanying notes which are an integral part of the financial statements.
22	Semi-Annual Report

Fidelity® Low Volatility Factor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Providers & Services – 2.6%
Cigna Corp.	17,744	$3,851,335
UnitedHealth Group, Inc.	18,355	6,122,861
		9,974,196
Health Care Technology – 0.8%
Cerner Corp.	36,891	2,955,338
Life Sciences Tools & Services – 1.3%
Thermo Fisher Scientific, Inc.	10,167	5,182,120
Pharmaceuticals – 6.5%
Eli Lilly & Co.	24,974	5,193,843
Johnson & Johnson	46,159	7,529,918
Merck & Co., Inc.	57,874	4,460,349
Pfizer, Inc.	124,973	4,486,531
Viatris, Inc. (b)	15,503	263,396
Zoetis, Inc.	19,945	3,076,516
		25,010,553
TOTAL HEALTH CARE		57,879,439
INDUSTRIALS – 8.0%
Aerospace & Defense – 1.2%
Lockheed Martin Corp.	7,620	2,452,268
Northrop Grumman Corp.	7,347	2,105,724
		4,557,992
Air Freight & Logistics – 1.0%
CH Robinson Worldwide, Inc.	20,618	1,764,076
Expeditors International of Washington, Inc.	23,382	2,093,157
		3,857,233
Commercial Services & Supplies – 1.6%
Republic Services, Inc.	23,063	2,087,663
Rollins, Inc.	53,185	1,915,724
Waste Management, Inc.	20,910	2,327,701
		6,331,088
Industrial Conglomerates – 1.9%
3M Co.	18,255	3,206,673
Honeywell International, Inc.	19,974	3,902,321
		7,108,994
Machinery – 1.3%
Graco, Inc.	35,426	2,442,268
The Toro Co.	26,616	2,508,558
		4,950,826
Professional Services – 1.0%
Exponent, Inc.	22,558	1,862,839
Verisk Analytics, Inc.	11,442	2,099,607
		3,962,446
TOTAL INDUSTRIALS		30,768,579

	Shares	Value
INFORMATION TECHNOLOGY – 27.3%
IT Services – 13.2%
Accenture PLC Class A	22,378	$ 5,413,686
Akamai Technologies, Inc. (b)	33,677	3,739,157
Amdocs Ltd.	57,661	4,072,020
Automatic Data Processing, Inc.	30,387	5,017,501
Fidelity National Information Services, Inc.	30,738	3,794,913
Fiserv, Inc. (b)	40,396	4,148,265
Jack Henry & Associates, Inc.	19,921	2,884,362
Mastercard, Inc. Class A	20,696	6,545,938
Paychex, Inc.	51,519	4,498,639
VeriSign, Inc. (b)	17,570	3,409,810
Visa, Inc. Class A	36,895	7,129,959
		50,654,250
Semiconductors & Semiconductor Equipment – 1.7%
Intel Corp.	120,248	6,674,966
Software – 12.4%
Adobe, Inc. (b)	13,031	5,978,232
Check Point Software Technologies Ltd. (b)	29,362	3,750,702
Citrix Systems, Inc.	26,004	3,466,593
Intuit, Inc.	14,126	5,102,735
Microsoft Corp.	103,356	23,974,458
Oracle Corp.	86,784	5,244,357
		47,517,077
TOTAL INFORMATION TECHNOLOGY		104,846,293
MATERIALS – 2.6%
Chemicals – 1.4%
Air Products & Chemicals, Inc.	4,869	1,298,855
Balchem Corp.	6,830	731,015
Ecolab, Inc.	6,240	1,276,142
Linde PLC (b)	8,715	2,138,661
		5,444,673
Construction Materials – 0.3%
Vulcan Materials Co.	6,732	1,004,011
Containers & Packaging – 0.9%
AptarGroup, Inc.	6,333	842,099
Ball Corp.	12,593	1,108,436
Silgan Holdings, Inc.	18,198	662,953
Sonoco Products Co.	13,651	790,529
		3,404,017
TOTAL MATERIALS		9,852,701
REAL ESTATE – 3.1%
Equity Real Estate Investment Trusts (REITs) – 3.1%
Agree Realty Corp.	7,620	481,584
American Tower Corp.	6,971	1,584,927
CoreSite Realty Corp.	4,237	569,622

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	23

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Crown Castle International Corp.	7,710	$ 1,227,895
CubeSmart	18,618	648,651
Digital Realty Trust, Inc.	6,129	882,270
Equinix, Inc.	1,624	1,201,695
Equity Commonwealth	16,785	478,540
Equity Lifestyle Properties, Inc.	9,219	560,884
Essex Property Trust, Inc.	2,923	700,380
Extra Space Storage, Inc.	6,208	706,408
Life Storage, Inc.	7,985	651,376
Mid-America Apartment Communities, Inc.	5,415	718,841
Public Storage	4,165	948,037
UDR, Inc.	16,842	647,575
TOTAL REAL ESTATE		12,008,685
UTILITIES – 2.8%
Electric Utilities – 1.6%
Duke Energy Corp.	16,587	1,559,178
Eversource Energy	11,637	1,018,237
NextEra Energy, Inc.	32,223	2,605,874
Xcel Energy, Inc.	15,801	1,011,106
		6,194,395
Multi-Utilities – 0.9%
Ameren Corp.	11,283	820,500
CMS Energy Corp.	14,373	817,536
Consolidated Edison, Inc.	13,099	927,147
WEC Energy Group, Inc.	10,987	976,745
		3,541,928

	Shares	Value

Water Utilities – 0.3%
American Water Works Co., Inc.	6,738	$ 1,071,477
TOTAL UTILITIES		10,807,800
TOTAL COMMON STOCKS (Cost $356,017,711)		383,805,475
Money Market Funds – 0.3%

Fidelity Cash Central Fund, 0.09% (c)	799,334	799,494
Fidelity Securities Lending Cash Central Fund, 0.09% (c)(d)	253,356	253,382
TOTAL MONEY MARKET FUNDS (Cost $1,052,876)		1,052,876
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $357,070,587)		384,858,351
NET OTHER ASSETS (LIABILITIES) – 0.0%		82,720
NET ASSETS – 100.0%		$ 384,941,071

Legend
(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3	March 2021	$ 555,780	$ (2,722)	$ (2,722)
CME Micro E-mini S&P 500 Index Contracts (United States)	25	March 2021	463,150	(3,938)	(3,938)
Total Equity Index Contracts					$ (6,660)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 413
Fidelity Securities Lending Cash Central Fund	753
Total	$1,166
See accompanying notes which are an integral part of the financial statements.
24	Semi-Annual Report

Fidelity® Low Volatility Factor ETF
Schedule of Investments (Unaudited)–continued
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 40,138,637	$ 40,138,637	$ —	$ —
Consumer Discretionary	48,626,056	48,626,056	—	—
Consumer Staples	22,663,815	22,663,815	—	—
Energy	8,588,918	8,588,918	—	—
Financials	37,624,552	37,624,552	—	—
Health Care	57,879,439	57,879,439	—	—
Industrials	30,768,579	30,768,579	—	—
Information Technology	104,846,293	104,846,293	—	—
Materials	9,852,701	9,852,701	—	—
Real Estate	12,008,685	12,008,685	—	—
Utilities	10,807,800	10,807,800	—	—
Money Market Funds	1,052,876	1,052,876	—	—
Total Investments in Securities:	$ 384,858,351	$ 384,858,351	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (6,660)	$ (6,660)	$ —	$ —
Total Liabilities	$ (6,660)	$ (6,660)	$ —	$ —
Total Derivative Instruments:	$ (6,660)	$ (6,660)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(6,660)
Total Equity Risk	0	(6,660)
Total Value of Derivatives	$0	$(6,660)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	25

Fidelity® Momentum Factor ETF
Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
COMMUNICATION SERVICES – 10.1%
Diversified Telecommunication Services – 0.5%
Bandwidth, Inc. Class A (a)(b)	3,653	$ 650,745
Entertainment – 1.9%
Activision Blizzard, Inc.	10,056	915,096
Netflix, Inc. (a)	2,678	1,425,740
		2,340,836
Interactive Media & Services – 7.0%
Alphabet, Inc. Class A (a)	2,385	4,358,254
Facebook, Inc. Class A (a)	10,318	2,665,449
Pinterest, Inc. Class A (a)	11,003	753,816
Zillow Group, Inc. Class C (a)	6,364	830,247
		8,607,766
Wireless Telecommunication Services – 0.7%
T-Mobile US, Inc. (a)	7,058	889,873
TOTAL COMMUNICATION SERVICES		12,489,220
CONSUMER DISCRETIONARY – 12.8%
Automobiles – 2.4%
Tesla, Inc. (a)	3,743	2,970,183
Hotels, Restaurants & Leisure – 1.0%
Domino's Pizza, Inc.	1,435	532,040
DraftKings, Inc. Class A (a)	12,943	700,346
		1,232,386
Internet & Direct Marketing Retail – 5.6%
Amazon.com, Inc. (a)	1,625	5,210,075
Etsy, Inc. (a)	3,981	792,577
Stamps.com, Inc. (a)	2,074	473,515
Wayfair, Inc. Class A (a)	1,956	532,658
		7,008,825
Leisure Products – 0.6%
Peloton Interactive, Inc. Class A (a)	4,757	695,140
Multiline Retail – 1.2%
Dollar General Corp.	3,193	621,390
Target Corp.	4,922	891,719
		1,513,109
Specialty Retail – 2.0%
Lowe's Cos., Inc.	5,653	943,203
The Home Depot, Inc.	5,513	1,493,031
		2,436,234
TOTAL CONSUMER DISCRETIONARY		15,855,877
CONSUMER STAPLES – 5.5%
Beverages – 0.8%
Monster Beverage Corp. (a)	6,167	535,481
The Boston Beer Co., Inc. Class A (a)	435	398,847
		934,328
Food & Staples Retailing – 1.6%
Costco Wholesale Corp.	2,572	906,450

	Shares	Value

Walmart, Inc.	7,593	$ 1,066,740
		1,973,190
Food Products – 0.7%
Conagra Brands, Inc.	12,980	449,108
Freshpet, Inc. (a)	3,164	440,777
		889,885
Household Products – 2.4%
Church & Dwight Co., Inc.	5,417	457,358
Colgate-Palmolive Co.	7,877	614,406
The Clorox Co.	2,355	493,278
The Procter & Gamble Co.	11,410	1,462,876
		3,027,918
TOTAL CONSUMER STAPLES		6,825,321
ENERGY – 1.9%
Oil, Gas & Consumable Fuels – 1.9%
Cabot Oil & Gas Corp.	17,932	328,693
Cheniere Energy, Inc. (a)	6,312	399,739
Chevron Corp.	10,413	887,188
EQT Corp.	19,997	326,151
The Williams Cos., Inc.	18,455	391,800
TOTAL ENERGY		2,333,571
FINANCIALS – 9.2%
Capital Markets – 5.7%
BlackRock, Inc.	1,397	979,660
FactSet Research Systems, Inc.	1,955	591,075
Intercontinental Exchange, Inc.	7,952	877,503
MarketAxess Holdings, Inc.	1,183	639,719
Moody's Corp.	2,649	705,323
Morgan Stanley	16,598	1,112,896
MSCI, Inc.	1,749	691,380
Nasdaq, Inc.	4,980	673,644
S&P Global, Inc.	2,536	803,912
		7,075,112
Diversified Financial Services – 1.8%
Berkshire Hathaway, Inc. Class B (a)	9,760	2,224,011
Insurance – 1.7%
Kinsale Capital Group, Inc.	3,060	573,934
Marsh & McLennan Cos., Inc.	7,355	808,388
The Progressive Corp.	8,274	721,410
		2,103,732
TOTAL FINANCIALS		11,402,855
HEALTH CARE – 14.1%
Biotechnology – 3.4%
Moderna, Inc. (a)	13,585	2,352,379
Regeneron Pharmaceuticals, Inc. (a)	1,881	947,723
Seagen, Inc. (a)	5,354	879,501
		4,179,603

See accompanying notes which are an integral part of the financial statements.
26	Semi-Annual Report

Fidelity® Momentum Factor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – 5.4%
Abbott Laboratories	13,985	$ 1,728,406
Danaher Corp.	5,908	1,405,159
DexCom, Inc. (a)	2,860	1,072,071
iRhythm Technologies, Inc. (a)	3,908	658,185
Quidel Corp. (a)	3,319	832,969
West Pharmaceutical Services, Inc.	3,301	988,617
		6,685,407
Health Care Providers & Services – 1.5%
UnitedHealth Group, Inc.	5,808	1,937,433
Health Care Technology – 1.8%
Teladoc Health, Inc. (a)(b)	4,711	1,242,903
Veeva Systems, Inc. Class A (a)	3,490	964,776
		2,207,679
Life Sciences Tools & Services – 1.3%
Thermo Fisher Scientific, Inc.	3,103	1,581,599
Pharmaceuticals – 0.7%
Horizon Therapeutics PLC (a)	12,133	879,400
TOTAL HEALTH CARE		17,471,121
INDUSTRIALS – 9.3%
Air Freight & Logistics – 1.4%
FedEx Corp.	3,085	726,024
United Parcel Service, Inc. Class B	6,261	970,455
		1,696,479
Building Products – 1.2%
Carrier Global Corp.	19,318	743,743
Trex Co., Inc. (a)	8,538	783,532
		1,527,275
Commercial Services & Supplies – 0.4%
Rollins, Inc.	15,639	563,317
Electrical Equipment – 2.4%
Generac Holdings, Inc. (a)	2,939	724,228
Plug Power, Inc. (a)	34,711	2,192,694
		2,916,922
Machinery – 0.8%
Deere & Co.	3,616	1,044,301
Professional Services – 1.1%
Clarivate PLC (a)	21,181	612,978
CoStar Group, Inc. (a)	830	746,759
		1,359,737
Road & Rail – 1.4%
Old Dominion Freight Line, Inc.	3,384	656,496
Union Pacific Corp.	5,597	1,105,240
		1,761,736
Trading Companies & Distributors – 0.6%
Fastenal Co.	15,501	706,691
TOTAL INDUSTRIALS		11,576,458

	Shares	Value
INFORMATION TECHNOLOGY – 28.8%
IT Services – 4.4%
Okta, Inc. (a)	4,067	$ 1,053,394
PayPal Holdings, Inc. (a)	8,234	1,929,309
Square, Inc. Class A (a)	6,189	1,336,576
Twilio, Inc. Class A (a)	3,257	1,170,663
		5,489,942
Semiconductors & Semiconductor Equipment – 4.5%
Advanced Micro Devices, Inc. (a)	14,362	1,229,962
Enphase Energy, Inc. (a)	7,544	1,375,648
NVIDIA Corp.	3,644	1,893,386
SolarEdge Technologies, Inc. (a)	3,832	1,104,881
		5,603,877
Software – 13.2%
Adobe, Inc. (a)	3,374	1,547,890
Crowdstrike Holdings, Inc. Class A (a)	6,691	1,443,918
Datadog, Inc. Class A (a)	9,023	927,113
DocuSign, Inc. (a)	4,255	990,947
Microsoft Corp.	29,957	6,948,826
ServiceNow, Inc. (a)	2,281	1,238,948
The Trade Desk, Inc. Class A (a)	1,471	1,126,771
Zoom Video Communications, Inc. Class A (a)	2,353	875,480
Zscaler, Inc. (a)	5,954	1,189,014
		16,288,907
Technology Hardware, Storage & Peripherals – 6.7%
Apple, Inc.	62,741	8,279,302
TOTAL INFORMATION TECHNOLOGY		35,662,028
MATERIALS – 2.6%
Chemicals – 1.8%
Air Products & Chemicals, Inc.	1,321	352,390
Albemarle Corp.	2,009	326,784
Ecolab, Inc.	1,723	352,371
Linde PLC (a)	2,499	613,255
The Scotts Miracle-Gro Co.	1,159	256,614
The Sherwin-Williams Co.	514	355,585
		2,256,999
Containers & Packaging – 0.2%
Ball Corp.	2,905	255,698
Metals & Mining – 0.6%
Freeport-McMoRan, Inc.	14,256	383,629
Newmont Corp.	5,304	316,118
		699,747
TOTAL MATERIALS		3,212,444
REAL ESTATE – 2.8%
Equity Real Estate Investment Trusts (REITs) – 2.6%
Alexandria Real Estate Equities, Inc.	1,304	217,911
American Homes 4 Rent Class A	5,364	162,154

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	27

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
American Tower Corp.	2,076	$ 471,999
Crown Castle International Corp.	2,240	356,742
Digital Realty Trust, Inc.	1,769	254,648
Duke Realty Corp.	4,514	178,574
Equinix, Inc.	478	353,701
Extra Space Storage, Inc.	1,573	178,992
Prologis, Inc.	3,791	391,231
Public Storage	1,097	249,699
SBA Communications Corp.	809	217,354
Weyerhaeuser Co.	6,955	216,927
		3,249,932
Real Estate Management & Development – 0.2%
Redfin Corp. (a)	2,916	207,648
TOTAL REAL ESTATE		3,457,580
UTILITIES – 2.6%
Electric Utilities – 1.5%
Duke Energy Corp.	5,039	473,666
Eversource Energy	3,729	326,288
NextEra Energy, Inc.	9,866	797,863
Xcel Energy, Inc.	4,973	318,222
		1,916,039
Multi-Utilities – 0.8%
Ameren Corp.	3,740	271,973
Dominion Energy, Inc.	5,710	416,202
WEC Energy Group, Inc.	3,417	303,771
		991,946

	Shares	Value

Water Utilities – 0.3%
American Water Works Co., Inc.	2,104	$ 334,578
TOTAL UTILITIES		3,242,563
TOTAL COMMON STOCKS (Cost $100,629,543)		123,529,038
Money Market Funds – 1.3%

Fidelity Cash Central Fund, 0.09% (c)	285,409	285,466
Fidelity Securities Lending Cash Central Fund, 0.09% (c)(d)	1,267,148	1,267,275
TOTAL MONEY MARKET FUNDS (Cost $1,552,741)		1,552,741
TOTAL INVESTMENT IN SECURITIES – 101.0% (Cost $102,182,284)		125,081,779
NET OTHER ASSETS (LIABILITIES) – (1.0%)		(1,232,868)
NET ASSETS – 100.0%		$ 123,848,911

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	March 2021	$ 185,260	$ 897	$ 897
CME Micro E-mini S&P 500 Index Contracts (United States)	6	March 2021	111,156	(1,051)	(1,051)
Total Equity Index Contracts					$ (154)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 103
Fidelity Securities Lending Cash Central Fund	1,245
Total	$1,348
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
See accompanying notes which are an integral part of the financial statements.
28	Semi-Annual Report

Fidelity® Momentum Factor ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 12,489,220	$ 12,489,220	$ —	$ —
Consumer Discretionary	15,855,877	15,855,877	—	—
Consumer Staples	6,825,321	6,825,321	—	—
Energy	2,333,571	2,333,571	—	—
Financials	11,402,855	11,402,855	—	—
Health Care	17,471,121	17,471,121	—	—
Industrials	11,576,458	11,576,458	—	—
Information Technology	35,662,028	35,662,028	—	—
Materials	3,212,444	3,212,444	—	—
Real Estate	3,457,580	3,457,580	—	—
Utilities	3,242,563	3,242,563	—	—
Money Market Funds	1,552,741	1,552,741	—	—
Total Investments in Securities:	$ 125,081,779	$ 125,081,779	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ (154)	$ (154)	$ —	$ —
Total Assets	$ (154)	$ (154)	—	$ —
Total Derivative Instruments:	$ (154)	$ (154)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$897	$(1,051)
Total Equity Risk	897	(1,051)
Total Value of Derivatives	$897	$(1,051)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	29

Fidelity® Quality Factor ETF
Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
COMMUNICATION SERVICES – 10.1%
Diversified Telecommunication Services – 2.1%
AT&T, Inc.	58,008	$1,660,769
Verizon Communications, Inc.	32,185	1,762,129
		3,422,898
Entertainment – 0.5%
Electronic Arts, Inc.	6,170	883,544
Interactive Media & Services – 5.9%
Alphabet, Inc. Class A (a)	3,332	6,088,764
Facebook, Inc. Class A (a)	14,298	3,693,602
		9,782,366
Media – 1.6%
Comcast Corp. Class A	38,432	1,905,074
Sirius XM Holdings, Inc. (b)	124,941	782,131
		2,687,205
TOTAL COMMUNICATION SERVICES		16,776,013
CONSUMER DISCRETIONARY – 11.7%
Auto Components – 0.9%
Gentex Corp.	46,264	1,529,025
Hotels, Restaurants & Leisure – 4.6%
Domino's Pizza, Inc.	3,296	1,222,025
McDonald's Corp.	9,606	1,996,511
Planet Fitness, Inc. Class A (a)	24,184	1,741,248
Wingstop, Inc.	7,367	1,105,418
Yum! Brands, Inc.	14,855	1,507,634
		7,572,836
Internet & Direct Marketing Retail – 3.1%
Booking Holdings, Inc. (a)	893	1,736,287
eBay, Inc.	25,336	1,431,737
Etsy, Inc. (a)	9,906	1,972,186
		5,140,210
Specialty Retail – 3.1%
AutoZone, Inc. (a)	1,146	1,281,652
O'Reilly Automotive, Inc. (a)	2,976	1,266,199
The Home Depot, Inc.	9,739	2,637,516
		5,185,367
TOTAL CONSUMER DISCRETIONARY		19,427,438
CONSUMER STAPLES – 5.7%
Beverages – 1.4%
Monster Beverage Corp. (a)	8,931	775,479
The Coca-Cola Co.	31,254	1,504,880
		2,280,359
Household Products – 3.0%
Church & Dwight Co., Inc.	7,444	628,497
Colgate-Palmolive Co.	11,991	935,298
Kimberly-Clark Corp.	5,449	719,813
The Clorox Co.	3,125	654,562

	Shares	Value

The Procter & Gamble Co.	16,484	$ 2,113,414
		5,051,584
Tobacco – 1.3%
Altria Group, Inc.	23,309	957,534
Philip Morris International, Inc.	15,264	1,215,777
		2,173,311
TOTAL CONSUMER STAPLES		9,505,254
ENERGY – 2.2%
Energy Equipment & Services – 0.2%
Schlumberger N.V.	17,898	397,514
Oil, Gas & Consumable Fuels – 2.0%
Chevron Corp.	11,509	980,567
ConocoPhillips	10,868	435,046
Exxon Mobil Corp.	25,454	1,141,357
Kinder Morgan, Inc.	24,450	344,256
The Williams Cos., Inc.	16,202	343,969
		3,245,195
TOTAL ENERGY		3,642,709
FINANCIALS – 10.4%
Banks – 2.4%
SVB Financial Group (a)	4,706	2,060,193
Western Alliance Bancorp	29,021	1,978,652
		4,038,845
Capital Markets – 5.9%
Ameriprise Financial, Inc.	7,153	1,415,364
CME Group, Inc.	7,974	1,449,195
FactSet Research Systems, Inc.	3,077	930,300
MarketAxess Holdings, Inc.	2,214	1,197,243
Moody's Corp.	4,442	1,182,727
MSCI, Inc.	3,155	1,247,171
S&P Global, Inc.	4,067	1,289,239
SEI Investments Co.	20,118	1,063,236
		9,774,475
Insurance – 1.4%
Aon PLC Class A	6,347	1,289,076
Kinsale Capital Group, Inc.	5,053	947,740
		2,236,816
Thrifts & Mortgage Finance – 0.7%
Essent Group Ltd.	28,873	1,207,758
TOTAL FINANCIALS		17,257,894
HEALTH CARE – 14.4%
Biotechnology – 3.7%
AbbVie, Inc.	19,939	2,043,349
Amgen, Inc.	7,220	1,743,125
Biogen, Inc. (a)	4,589	1,296,897

See accompanying notes which are an integral part of the financial statements.
30	Semi-Annual Report

Fidelity® Quality Factor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
Regeneron Pharmaceuticals, Inc. (a)	2,186	$ 1,101,394
		6,184,765
Health Care Equipment & Supplies – 1.7%
Edwards Lifesciences Corp. (a)	16,631	1,373,388
IDEXX Laboratories, Inc. (a)	3,120	1,493,482
		2,866,870
Health Care Providers & Services – 1.6%
UnitedHealth Group, Inc.	7,956	2,653,962
Life Sciences Tools & Services – 1.7%
Mettler-Toledo International, Inc. (a)	1,238	1,446,108
Waters Corp. (a)	5,308	1,404,868
		2,850,976
Pharmaceuticals – 5.7%
Bristol-Myers Squibb Co.	28,174	1,730,729
Eli Lilly & Co.	10,979	2,283,303
Johnson & Johnson	19,921	3,249,713
Pfizer, Inc.	54,496	1,956,406
Viatris, Inc. (a)	6,756	114,784
		9,334,935
TOTAL HEALTH CARE		23,891,508
INDUSTRIALS – 8.2%
Aerospace & Defense – 0.6%
Lockheed Martin Corp.	3,025	973,505
Building Products – 0.4%
Masco Corp.	13,369	726,070
Electrical Equipment – 1.2%
Emerson Electric Co.	13,557	1,075,748
Rockwell Automation, Inc.	3,692	917,573
		1,993,321
Industrial Conglomerates – 1.7%
3M Co.	7,240	1,271,778
Honeywell International, Inc.	7,951	1,553,387
		2,825,165
Machinery – 1.2%
Graco, Inc.	13,629	939,583
Illinois Tool Works, Inc.	5,092	988,918
		1,928,501
Professional Services – 1.1%
Robert Half International, Inc.	13,706	925,155
Verisk Analytics, Inc.	4,452	816,942
		1,742,097
Road & Rail – 1.5%
CSX Corp.	13,316	1,141,914
Union Pacific Corp.	7,156	1,413,095
		2,555,009

	Shares	Value

Trading Companies & Distributors – 0.5%
Fastenal Co.	17,261	$ 786,929
TOTAL INDUSTRIALS		13,530,597
INFORMATION TECHNOLOGY – 28.4%
Communications Equipment – 1.0%
Cisco Systems, Inc.	37,980	1,693,148
IT Services – 6.3%
Accenture PLC Class A	6,692	1,618,929
Automatic Data Processing, Inc.	8,177	1,350,186
FleetCor Technologies, Inc. (a)	3,568	866,132
Mastercard, Inc. Class A	6,805	2,152,354
Paychex, Inc.	13,006	1,135,684
VeriSign, Inc. (a)	4,419	857,595
Visa, Inc. Class A	12,365	2,389,536
		10,370,416
Semiconductors & Semiconductor Equipment – 5.8%
Broadcom, Inc.	4,465	2,011,483
Intel Corp.	37,666	2,090,840
Maxim Integrated Products, Inc.	13,344	1,170,402
NVIDIA Corp.	4,816	2,502,345
Texas Instruments, Inc.	10,669	1,767,747
		9,542,817
Software – 8.4%
Adobe, Inc. (a)	4,127	1,893,344
Aspen Technology, Inc. (a)	8,483	1,135,873
Microsoft Corp.	40,607	9,419,200
Oracle Corp.	25,140	1,519,210
		13,967,627
Technology Hardware, Storage & Peripherals – 6.9%
Apple, Inc.	86,308	11,389,204
TOTAL INFORMATION TECHNOLOGY		46,963,212
MATERIALS – 2.5%
Chemicals – 1.4%
Celanese Corp.	3,207	391,735
Ecolab, Inc.	2,539	519,251
Linde PLC (a)	3,600	883,440
The Sherwin-Williams Co.	789	545,830
		2,340,256
Construction Materials – 0.2%
Eagle Materials, Inc.	3,356	369,261
Containers & Packaging – 0.5%
International Paper Co.	9,294	467,581
Sealed Air Corp.	7,298	308,486
		776,067
Metals & Mining – 0.4%
Newmont Corp.	7,607	453,377

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	31

Common Stocks – continued
	Shares	Value
MATERIALS – continued
Metals & Mining – continued
Royal Gold, Inc.	2,137	$ 228,403
		681,780
TOTAL MATERIALS		4,167,364
REAL ESTATE – 3.2%
Equity Real Estate Investment Trusts (REITs) – 3.2%
American Tower Corp.	2,937	667,756
AvalonBay Communities, Inc.	2,014	329,631
Digital Realty Trust, Inc.	2,589	372,687
Equity Residential	5,449	335,876
Essex Property Trust, Inc.	1,231	294,960
Gaming and Leisure Properties, Inc.	6,420	264,055
National Retail Properties, Inc.	6,454	251,706
Omega Healthcare Investors, Inc.	7,242	262,305
Prologis, Inc.	5,506	568,219
Public Storage	1,755	399,473
Realty Income Corp.	4,904	289,630
Simon Property Group, Inc.	4,788	444,949
STORE Capital Corp.	9,206	285,570
VICI Properties, Inc.	11,148	281,822
WP Carey, Inc.	3,681	244,419
TOTAL REAL ESTATE		5,293,058
UTILITIES – 2.9%
Electric Utilities – 1.4%
IDACORP, Inc.	4,045	357,173
NextEra Energy, Inc.	14,379	1,162,830
NRG Energy, Inc.	11,375	471,039
OGE Energy Corp.	11,486	350,553
		2,341,595
Gas Utilities – 0.2%
National Fuel Gas Co.	8,557	344,505
Independent Power and Renewable Electricity Producers – 0.6%
The AES Corp.	24,143	588,847

	Shares	Value

Vistra Corp.	20,573	$ 410,843
		999,690
Multi-Utilities – 0.7%
Dominion Energy, Inc.	8,412	613,150
WEC Energy Group, Inc.	5,253	466,992
		1,080,142
TOTAL UTILITIES		4,765,932
TOTAL COMMON STOCKS (Cost $143,079,836)		165,220,979
Money Market Funds – 0.7%

Fidelity Cash Central Fund, 0.09% (c)	330,422	330,488
Fidelity Securities Lending Cash Central Fund, 0.09% (c)(d)	815,318	815,400
TOTAL MONEY MARKET FUNDS (Cost $1,145,888)		1,145,888
TOTAL INVESTMENT IN SECURITIES – 100.4% (Cost $144,225,724)		166,366,867
NET OTHER ASSETS (LIABILITIES) – (0.4%)		(643,014)
NET ASSETS – 100.0%		$ 165,723,853

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	March 2021	$ 185,260	$ 897	$ 897
CME Micro E-mini S&P 500 Index Contracts (United States)	11	March 2021	203,786	(2,339)	(2,339)
Total Equity Index Contracts					$(1,442)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
32	Semi-Annual Report

Fidelity® Quality Factor ETF
Schedule of Investments (Unaudited)–continued
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$207
Fidelity Securities Lending Cash Central Fund	448
Total	$655
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 16,776,013	$ 16,776,013	$ —	$ —
Consumer Discretionary	19,427,438	19,427,438	—	—
Consumer Staples	9,505,254	9,505,254	—	—
Energy	3,642,709	3,642,709	—	—
Financials	17,257,894	17,257,894	—	—
Health Care	23,891,508	23,891,508	—	—
Industrials	13,530,597	13,530,597	—	—
Information Technology	46,963,212	46,963,212	—	—
Materials	4,167,364	4,167,364	—	—
Real Estate	5,293,058	5,293,058	—	—
Utilities	4,765,932	4,765,932	—	—
Money Market Funds	1,145,888	1,145,888	—	—
Total Investments in Securities:	$ 166,366,867	$ 166,366,867	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ (1,442)	$ (1,442)	$ —	$ —
Total Assets	$ (1,442)	$ (1,442)	—	$ —
Total Derivative Instruments:	$ (1,442)	$ (1,442)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$897	$(2,339)
Total Equity Risk	897	(2,339)
Total Value of Derivatives	$897	$(2,339)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	33

Fidelity® Small-Mid Multifactor ETF
Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 100.0%
	Shares	Value
COMMUNICATION SERVICES – 3.9%
Diversified Telecommunication Services – 0.1%
Cogent Communications Holdings, Inc.	574	$32,690
Consolidated Communications Holdings, Inc. (a)	2,917	17,808
		50,498
Entertainment – 0.3%
Sciplay Corp. Class A (a)	1,347	21,512
Zynga, Inc. Class A (a)	9,787	96,989
		118,501
Interactive Media & Services – 1.2%
Match Group, Inc. (a)	1,955	273,426
Zillow Group, Inc. Class C (a)	1,711	223,217
		496,643
Media – 2.1%
AMC Networks, Inc. Class A (a)	1,103	54,510
Cable One, Inc.	54	108,000
John Wiley & Sons, Inc. Class A	891	40,639
MSG Networks, Inc. Class A (a)	2,130	36,785
National CineMedia, Inc.	6,684	27,839
News Corp. Class A	5,592	108,485
Nexstar Media Group, Inc. Class A	582	66,156
Scholastic Corp.	985	25,383
Sirius XM Holdings, Inc.	14,378	90,006
TechTarget, Inc. (a)	625	46,687
TEGNA, Inc.	3,346	53,636
The Interpublic Group of Cos., Inc.	4,223	101,648
The New York Times Co. Class A	1,598	79,245
		839,019
Wireless Telecommunication Services – 0.2%
Shenandoah Telecommunications Co.	725	28,181
Telephone & Data Systems, Inc.	1,730	32,437
United States Cellular Corp. (a)	720	22,450
		83,068
TOTAL COMMUNICATION SERVICES		1,587,729
CONSUMER DISCRETIONARY – 14.0%
Auto Components – 1.5%
Autoliv, Inc.	1,079	95,718
BorgWarner, Inc.	2,480	104,135
Dorman Products, Inc. (a)	591	53,681
Gentex Corp.	3,109	102,753
Gentherm, Inc. (a)	967	59,238
LCI Industries	443	57,315
Lear Corp.	717	108,095
Standard Motor Products, Inc.	793	31,109
		612,044
Automobiles – 0.6%
Harley-Davidson, Inc.	2,403	96,336
Thor Industries, Inc.	721	87,248

	Shares	Value

Winnebago Industries, Inc.	795	$ 54,903
		238,487
Distributors – 0.4%
Pool Corp.	423	149,818
Diversified Consumer Services – 1.9%
Adtalem Global Education, Inc. (a)	1,233	47,582
American Public Education, Inc. (a)	1,083	31,169
Bright Horizons Family Solutions, Inc. (a)	723	109,874
Chegg, Inc. (a)	1,324	126,124
Collectors Universe, Inc.	778	71,039
Frontdoor, Inc. (a)	1,361	74,909
Graham Holdings Co. Class B	106	60,220
Grand Canyon Education, Inc. (a)	682	57,929
Perdoceo Education Corp. (a)	2,590	30,640
Service Corp. International	2,107	106,256
Strategic Education, Inc.	426	37,646
Stride, Inc. (a)	899	23,149
		776,537
Hotels, Restaurants & Leisure – 1.9%
Choice Hotels International, Inc.	595	59,881
Churchill Downs, Inc.	473	88,664
Cracker Barrel Old Country Store, Inc.	452	61,160
Extended Stay America, Inc.	3,726	54,698
Hilton Grand Vacations, Inc. (a)	2,036	60,510
Hyatt Hotels Corp. Class A	874	57,387
Jack in the Box, Inc.	538	50,647
Papa John's International, Inc.	480	49,094
Planet Fitness, Inc. Class A (a)	1,233	88,776
Texas Roadhouse, Inc.	1,024	78,039
The Wendy's Co.	2,793	56,977
Wingstop, Inc.	418	62,721
		768,554
Household Durables – 2.0%
Cavco Industries, Inc. (a)	212	39,996
Helen of Troy Ltd. (a)	355	86,709
Installed Building Products, Inc. (a)	518	54,354
KB Home	1,544	64,292
La-Z-Boy, Inc.	1,337	51,769
Leggett & Platt, Inc.	1,850	75,850
Meritage Homes Corp. (a)	583	46,791
Mohawk Industries, Inc. (a)	833	119,619
Taylor Morrison Home Corp. (a)	2,332	60,585
Toll Brothers, Inc.	1,708	87,279
TopBuild Corp. (a)	485	96,976
Tri Pointe Homes, Inc. (a)	2,767	55,893
		840,113
Internet & Direct Marketing Retail – 1.3%
Chewy, Inc. Class A (a)	959	97,645
Etsy, Inc. (a)	1,216	242,094
PetMed Express, Inc.	1,081	41,294

See accompanying notes which are an integral part of the financial statements.
34	Semi-Annual Report

Fidelity® Small-Mid Multifactor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
CONSUMER DISCRETIONARY – continued
Internet & Direct Marketing Retail – continued
Qurate Retail, Inc. Class A	8,612	$108,511
Stamps.com, Inc. (a)	245	55,936
		545,480
Leisure Products – 0.6%
Acushnet Holdings Corp.	1,108	45,228
American Outdoor Brands, Inc. (a)	385	7,307
Johnson Outdoors, Inc. Class A	378	41,213
Malibu Boats, Inc. Class A (a)	669	46,904
Smith & Wesson Brands, Inc.	1,582	26,198
Sturm Ruger & Co., Inc.	477	30,223
Vista Outdoor, Inc. (a)	1,899	55,394
		252,467
Multiline Retail – 0.3%
Big Lots, Inc.	968	57,770
Ollie's Bargain Outlet Holdings, Inc. (a)	750	71,048
		128,818
Specialty Retail – 2.4%
Advance Auto Parts, Inc.	781	116,478
Asbury Automotive Group, Inc. (a)	437	62,321
AutoNation, Inc. (a)	1,029	73,347
Haverty Furniture Companies, Inc.	2,119	69,270
Lithia Motors, Inc. Class A	305	97,197
MarineMax, Inc. (a)	1,138	47,603
Murphy USA, Inc.	436	54,312
Rent-A-Center, Inc.	1,312	56,810
Sally Beauty Holdings, Inc. (a)	3,212	48,501
Sportsman's Warehouse Holdings, Inc. (a)	2,030	35,566
The Buckle, Inc.	1,990	78,247
The ODP Corp.	1,992	85,038
Williams-Sonoma, Inc.	976	125,826
Winmark Corp.	193	32,932
		983,448
Textiles, Apparel & Luxury Goods – 1.1%
Carter's, Inc.	736	64,797
Columbia Sportswear Co.	621	54,313
Deckers Outdoor Corp. (a)	376	109,785
Kontoor Brands, Inc.	1,830	66,100
Skechers U.S.A., Inc. Class A (a)	2,142	73,856
Steven Madden Ltd.	1,989	66,830
		435,681
TOTAL CONSUMER DISCRETIONARY		5,731,447
CONSUMER STAPLES – 3.4%
Beverages – 0.8%
Keurig Dr Pepper, Inc.	3,853	122,525
National Beverage Corp.	575	87,136

	Shares	Value

The Boston Beer Co., Inc. Class A (a)	117	$ 107,276
		316,937
Food & Staples Retailing – 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	1,752	73,707
Ingles Markets, Inc. Class A	856	40,711
SpartanNash Co.	1,703	31,540
Sprouts Farmers Market, Inc. (a)	2,213	50,124
Weis Markets, Inc.	749	36,911
		232,993
Food Products – 1.3%
Campbell Soup Co.	2,050	98,626
Darling Ingredients, Inc. (a)	2,405	149,134
Flowers Foods, Inc.	2,889	66,331
Ingredion, Inc.	946	71,395
John B Sanfilippo & Son, Inc.	420	33,781
Lancaster Colony Corp.	356	62,150
Tootsie Roll Industries, Inc.	1,112	44,013
		525,430
Household Products – 0.3%
Central Garden and Pet Co. Class A (a)	1,177	45,903
WD-40 Co.	268	81,582
		127,485
Personal Products – 0.4%
Edgewell Personal Care Co.	1,514	50,568
Herbalife Nutrition Ltd. (a)	1,360	69,305
USANA Health Sciences, Inc. (a)	471	38,980
		158,853
Tobacco – 0.1%
Vector Group Ltd.	4,372	51,327
TOTAL CONSUMER STAPLES		1,413,025
ENERGY – 2.3%
Energy Equipment & Services – 0.4%
Cactus, Inc. Class A	2,077	54,418
NOV, Inc.	6,624	82,005
Solaris Oilfield Infrastructure, Inc. Class A	5,544	50,450
		186,873
Oil, Gas & Consumable Fuels – 1.9%
Ardmore Shipping Corp.	10,620	33,984
Cabot Oil & Gas Corp.	5,396	98,909
CNX Resources Corp. (a)	5,447	69,013
Diamond S Shipping, Inc. (a)	5,143	32,864
EQT Corp.	4,636	75,613
Falcon Minerals Corp.	14,479	44,306
HollyFrontier Corp.	2,909	82,790
International Seaways, Inc.	2,545	40,745
Renewable Energy Group, Inc. (a)	1,574	141,030
REX American Resources Corp. (a)	662	50,643
Teekay Tankers Ltd. Class A (a)	2,856	29,274

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	35

Common Stocks – continued
	Shares	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
World Fuel Services Corp.	2,213	$ 67,696
		766,867
TOTAL ENERGY		953,740
FINANCIALS – 12.7%
Banks – 3.9%
Associated Banc-Corp.	3,826	68,639
Camden National Corp.	1,182	44,384
Cathay General Bancorp	2,002	67,708
City Holding Co.	659	45,504
Commerce Bancshares, Inc.	1,486	99,339
Community Trust Bancorp, Inc.	1,209	44,080
Dime Community Bancshares, Inc.	1,865	45,562
Eagle Bancorp, Inc.	1,387	58,934
First Citizens BancShares, Inc. Class A	149	88,803
First Foundation, Inc.	2,526	51,177
Fulton Financial Corp.	4,778	64,025
Hilltop Holdings, Inc.	2,270	68,191
International Bancshares Corp.	1,514	57,244
Lakeland Bancorp, Inc.	3,679	48,232
Lakeland Financial Corp.	932	54,708
People's United Financial, Inc.	6,643	90,743
Popular, Inc.	1,675	95,056
Preferred Bank	1,022	49,352
QCR Holdings, Inc.	1,221	47,350
ServisFirst Bancshares, Inc.	1,293	53,117
Signature Bank	775	128,022
Simmons First National Corp. Class A	2,859	70,617
WesBanco, Inc.	2,162	62,698
Western Alliance Bancorp	1,722	117,406
		1,620,891
Capital Markets – 3.7%
Affiliated Managers Group, Inc.	880	96,967
Artisan Partners Asset Management, Inc. Class A	1,348	65,243
Brightsphere Investment Group, Inc.	2,961	54,275
Cohen & Steers, Inc.	742	48,601
Diamond Hill Investment Group, Inc.	311	46,100
Eaton Vance Corp.	1,859	124,813
Federated Hermes, Inc.	2,107	56,889
Franklin Resources, Inc.	3,855	101,348
Hamilton Lane, Inc. Class A	705	53,136
Houlihan Lokey, Inc.	995	64,526
Interactive Brokers Group, Inc. Class A	1,309	80,098
Janus Henderson Group PLC	2,877	88,497
LPL Financial Holdings, Inc.	1,065	115,382
Morningstar, Inc.	379	87,128
PJT Partners, Inc. Class A	773	53,329
SEI Investments Co.	1,695	89,581

	Shares	Value

StoneX Group, Inc. (a)	723	$ 38,695
Tradeweb Markets, Inc. Class A	1,269	77,143
Victory Capital Holdings, Inc. Class A	1,984	42,100
Virtu Financial, Inc. Class A	1,991	55,290
Waddell & Reed Financial, Inc. Class A	2,808	71,014
		1,510,155
Consumer Finance – 0.4%
Credit Acceptance Corp. (a)	175	67,510
Encore Capital Group, Inc. (a)	957	28,423
Green Dot Corp. Class A (a)	1,022	51,335
		147,268
Diversified Financial Services – 0.4%
Cannae Holdings, Inc. (a)	1,606	61,012
Voya Financial, Inc.	1,755	97,332
		158,344
Insurance – 3.6%
American Equity Investment Life Holding Co.	2,185	63,780
American Financial Group, Inc.	1,156	108,826
AMERISAFE, Inc.	675	37,463
Assurant, Inc.	785	106,344
CNO Financial Group, Inc.	3,320	70,417
Employers Holdings, Inc.	1,253	38,216
Erie Indemnity Co. Class A	312	75,847
First American Financial Corp.	1,560	81,572
HCI Group, Inc.	770	42,835
Horace Mann Educators Corp.	1,205	47,200
James River Group Holdings Ltd.	995	44,258
Kemper Corp.	913	64,230
Kinsale Capital Group, Inc.	337	63,208
Old Republic International Corp.	4,470	80,907
Palomar Holdings, Inc. (a)	490	48,799
Primerica, Inc.	597	83,168
Reinsurance Group of America, Inc.	948	99,587
RenaissanceRe Holdings Ltd.	602	90,565
RLI Corp.	711	68,811
The Hanover Insurance Group, Inc.	672	75,580
Unum Group	3,689	85,695
		1,477,308
Mortgage Real Estate Investment Trusts (REITs) – 0.2%
Blackstone Mortgage Trust, Inc. Class A	2,624	69,956
KKR Real Estate Finance Trust, Inc.	2,106	36,054
		106,010
Thrifts & Mortgage Finance – 0.5%
Essent Group Ltd.	1,856	77,636
PennyMac Financial Services, Inc.	1,018	59,044
Provident Financial Services, Inc.	3,103	57,468
		194,148
TOTAL FINANCIALS		5,214,124
See accompanying notes which are an integral part of the financial statements.
36	Semi-Annual Report

Fidelity® Small-Mid Multifactor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – 16.8%
Biotechnology – 3.8%
ACADIA Pharmaceuticals, Inc. (a)	1,506	$ 72,363
Acceleron Pharma, Inc. (a)	658	76,019
Akebia Therapeutics, Inc. (a)	3,323	10,766
Alkermes PLC (a)	2,642	55,456
Amicus Therapeutics, Inc. (a)	3,791	71,688
Anika Therapeutics, Inc. (a)	841	31,125
Emergent BioSolutions, Inc. (a)	567	60,584
Enanta Pharmaceuticals, Inc. (a)	659	31,671
Exelixis, Inc. (a)	3,628	80,578
Halozyme Therapeutics, Inc. (a)	1,794	85,376
Ironwood Pharmaceuticals, Inc. (a)	3,731	38,131
Ligand Pharmaceuticals, Inc. (a)	348	64,502
Moderna, Inc. (a)	2,811	486,753
Natera, Inc. (a)	997	106,320
Neurocrine Biosciences, Inc. (a)	992	108,872
Twist Bioscience Corp. (a)	618	101,686
United Therapeutics Corp. (a)	584	95,671
		1,577,561
Health Care Equipment & Supplies – 3.8%
ABIOMED, Inc. (a)	455	158,454
AtriCure, Inc. (a)	946	55,086
Atrion Corp.	49	31,922
Globus Medical, Inc. Class A (a)	1,061	65,453
Hill-Rom Holdings, Inc.	817	78,465
ICU Medical, Inc. (a)	299	61,139
Inogen, Inc. (a)	859	42,031
Integer Holdings Corp. (a)	660	48,708
Integra LifeSciences Holdings Corp. (a)	1,106	73,040
iRadimed Corp. (a)	1,142	28,253
iRhythm Technologies, Inc. (a)	359	60,463
LeMaitre Vascular, Inc.	969	46,570
Masimo Corp. (a)	529	135,382
Meridian Bioscience, Inc. (a)	1,362	30,100
Merit Medical Systems, Inc. (a)	1,036	56,099
Mesa Laboratories, Inc.	134	37,137
Neogen Corp. (a)	755	61,057
Nevro Corp. (a)	456	73,776
NuVasive, Inc. (a)	889	47,775
OraSure Technologies, Inc. (a)	2,440	37,161
Penumbra, Inc. (a)	383	99,997
Quidel Corp. (a)	407	102,145
Surmodics, Inc. (a)	630	28,665
Tandem Diabetes Care, Inc. (a)	712	65,967
Zynex, Inc. (a)	1,574	28,442
		1,553,287
Health Care Providers & Services – 3.5%
Addus HomeCare Corp. (a)	366	41,193
Amedisys, Inc. (a)	375	107,741
AMN Healthcare Services, Inc. (a)	840	60,581

	Shares	Value

BioTelemetry, Inc. (a)	868	$ 62,027
Castle Biosciences, Inc. (a)	628	41,969
Chemed Corp.	182	94,258
CorVel Corp. (a)	392	38,737
DaVita, Inc. (a)	1,019	119,600
Encompass Health Corp.	1,192	95,837
HealthEquity, Inc. (a)	1,109	92,657
LHC Group, Inc. (a)	364	72,516
Magellan Health, Inc. (a)	511	48,024
ModivCare, Inc. (a)	380	60,257
Molina Healthcare, Inc. (a)	623	133,079
National HealthCare Corp.	480	30,744
National Research Corp.	533	24,145
Owens & Minor, Inc.	2,372	68,978
Premier, Inc. Class A	1,263	42,778
Select Medical Holdings Corp. (a)	2,102	54,021
The Ensign Group, Inc.	858	67,164
Triple-S Management Corp. Class B (a)	1,488	34,864
US Physical Therapy, Inc.	379	45,609
		1,436,779
Health Care Technology – 1.3%
Computer Programs & Systems, Inc.	941	28,964
HealthStream, Inc. (a)	1,304	30,357
HMS Holdings Corp. (a)	1,486	54,715
Inovalon Holdings, Inc. Class A (a)	1,591	38,820
NextGen Healthcare, Inc. (a)	2,060	40,747
Omnicell, Inc. (a)	722	85,052
Simulations Plus, Inc.	478	37,829
Teladoc Health, Inc. (a)	740	195,234
Vocera Communications, Inc. (a)	1,014	44,565
		556,283
Life Sciences Tools & Services – 2.3%
Adaptive Biotechnologies Corp. (a)	806	44,709
Bio-Rad Laboratories, Inc. Class A (a)	227	130,246
Bio-Techne Corp.	413	134,188
Bruker Corp.	1,416	81,972
Charles River Laboratories International, Inc. (a)	530	137,296
Frontage Holdings Corp. (a)(b)	52,000	37,424
Luminex Corp.	1,087	30,534
Medpace Holdings, Inc. (a)	423	56,170
NeoGenomics, Inc. (a)	1,532	81,227
PRA Health Sciences, Inc. (a)	765	94,279
Repligen Corp. (a)	552	110,400
		938,445
Pharmaceuticals – 2.1%
Amneal Pharmaceuticals, Inc. (a)	6,110	29,389
Catalent, Inc. (a)	1,643	189,027
Corcept Therapeutics, Inc. (a)	2,611	73,787
Endo International PLC (a)	8,600	62,608
Horizon Therapeutics PLC (a)	1,941	140,684

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	37

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Innoviva, Inc. (a)	2,369	$ 28,452
Jazz Pharmaceuticals PLC (a)	658	102,319
Pacira BioSciences, Inc. (a)	770	50,881
Perrigo Co. PLC	1,636	69,857
Phibro Animal Health Corp. Class A	1,351	28,020
Prestige Consumer Healthcare, Inc. (a)	1,012	40,480
Supernus Pharmaceuticals, Inc. (a)	1,484	43,615
		859,119
TOTAL HEALTH CARE		6,921,474
INDUSTRIALS – 15.3%
Aerospace & Defense – 0.9%
Axon Enterprise, Inc. (a)	810	132,970
BWX Technologies, Inc.	1,265	68,209
Curtiss-Wright Corp.	603	62,585
Mercury Systems, Inc. (a)	789	56,066
National Presto Industries, Inc.	328	29,327
		349,157
Air Freight & Logistics – 0.5%
CH Robinson Worldwide, Inc.	1,404	120,126
Forward Air Corp.	704	50,470
Hub Group, Inc. Class A (a)	758	39,894
		210,490
Building Products – 2.0%
AAON, Inc.	791	58,534
AO Smith Corp.	1,657	89,975
Armstrong World Industries, Inc.	758	59,283
CSW Industrials, Inc.	477	55,580
Gibraltar Industries, Inc. (a)	686	61,486
Lennox International, Inc.	387	106,615
Masonite International Corp. (a)	498	49,551
Owens Corning	1,305	101,268
Simpson Manufacturing Co., Inc.	592	54,464
Trex Co., Inc. (a)	1,350	123,889
UFP Industries, Inc.	938	50,596
		811,241
Commercial Services & Supplies – 1.5%
Brady Corp. Class A	964	44,257
CoreCivic, Inc.	4,234	30,104
Deluxe Corp.	1,250	42,363
Ennis, Inc.	1,709	31,104
Healthcare Services Group, Inc.	1,608	52,131
HNI Corp.	1,180	38,067
Kimball International, Inc. Class B	2,604	31,482
McGrath RentCorp	638	44,526
MSA Safety, Inc.	513	80,090
Rollins, Inc.	2,507	90,302
Tetra Tech, Inc.	735	89,354

	Shares	Value

UniFirst Corp.	260	$ 55,328
		629,108
Construction & Engineering – 1.3%
Arcosa, Inc.	980	54,674
Comfort Systems USA, Inc.	815	45,176
Construction Partners, Inc. Class A (a)	1,670	47,462
EMCOR Group, Inc.	815	71,965
MYR Group, Inc. (a)	828	46,045
Primoris Services Corp.	1,764	51,341
Quanta Services, Inc.	1,722	121,349
Valmont Industries, Inc.	385	74,274
		512,286
Electrical Equipment – 1.5%
Acuity Brands, Inc.	582	69,980
Atkore International Group, Inc. (a)	1,291	57,269
EnerSys	715	58,794
Generac Holdings, Inc. (a)	676	166,580
GrafTech International Ltd.	4,208	40,818
Hubbell, Inc.	636	98,961
nVent Electric PLC	2,696	60,336
Regal-Beloit Corp.	608	76,292
		629,030
Industrial Conglomerates – 0.2%
Carlisle Cos., Inc.	669	96,958
Machinery – 4.1%
Allison Transmission Holdings, Inc.	1,650	67,155
Astec Industries, Inc.	701	41,688
Barnes Group, Inc.	1,055	50,714
Donaldson Co., Inc.	1,568	93,202
ESCO Technologies, Inc.	506	48,110
Federal Signal Corp.	1,310	42,824
Franklin Electric Co., Inc.	761	52,829
Graco, Inc.	1,866	128,642
ITT, Inc.	1,166	87,112
Kadant, Inc.	323	46,173
Lincoln Electric Holdings, Inc.	771	88,279
Lindsay Corp.	357	49,919
Miller Industries, Inc.	984	39,242
Mueller Industries, Inc.	1,349	46,068
Nordson Corp.	563	100,771
Omega Flex, Inc.	238	44,030
Oshkosh Corp.	896	82,065
Pentair PLC	2,007	109,301
RBC Bearings, Inc. (a)	411	68,773
Rexnord Corp.	1,869	70,760
Snap-on, Inc.	630	113,394
The Gorman-Rupp Co.	943	29,705
The Timken Co.	1,072	81,108
The Toro Co.	1,257	118,472
		1,700,336
See accompanying notes which are an integral part of the financial statements.
38	Semi-Annual Report

Fidelity® Small-Mid Multifactor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Professional Services – 1.2%
CBIZ, Inc. (a)	1,492	$ 38,658
CoreLogic, Inc.	1,053	79,280
Exponent, Inc.	744	61,440
FTI Consulting, Inc. (a)	533	58,614
Kforce, Inc.	1,045	44,569
ManpowerGroup, Inc.	842	74,466
Robert Half International, Inc.	1,450	97,875
TriNet Group, Inc. (a)	736	54,545
		509,447
Road & Rail – 1.0%
JB Hunt Transport Services, Inc.	903	121,598
Knight-Swift Transportation Holdings, Inc.	1,644	65,760
Landstar System, Inc.	524	73,046
Saia, Inc. (a)	426	75,295
Schneider National, Inc. Class B	1,322	27,762
Werner Enterprises, Inc.	1,109	43,517
		406,978
Trading Companies & Distributors – 1.1%
Applied Industrial Technologies, Inc.	717	50,470
Boise Cascade Co.	922	43,915
MSC Industrial Direct Co., Inc. Class A	758	58,798
Rush Enterprises, Inc. Class A	1,140	47,869
SiteOne Landscape Supply, Inc. (a)	577	90,981
Triton International Ltd.	1,234	57,183
Watsco, Inc.	384	91,580
		440,796
TOTAL INDUSTRIALS		6,295,827
INFORMATION TECHNOLOGY – 17.5%
Communications Equipment – 1.2%
Ciena Corp. (a)	1,684	89,909
F5 Networks, Inc. (a)	683	133,834
Juniper Networks, Inc.	3,741	91,355
Lumentum Holdings, Inc. (a)	886	83,107
Netscout Systems, Inc. (a)	1,515	44,291
Ubiquiti, Inc.	226	69,605
		512,101
Electronic Equipment, Instruments & Components – 3.0%
Arrow Electronics, Inc. (a)	988	96,458
Badger Meter, Inc.	620	56,860
Cognex Corp.	1,814	148,984
Dolby Laboratories, Inc. Class A	884	77,819
ePlus, Inc. (a)	442	37,146
Fabrinet (a)	632	49,890
FLIR Systems, Inc.	1,740	90,567
IPG Photonics Corp. (a)	445	99,426
Jabil, Inc.	1,831	75,748

	Shares	Value

Littelfuse, Inc.	332	$ 80,799
Methode Electronics, Inc.	1,123	42,393
National Instruments Corp.	1,644	68,062
Novanta, Inc. (a)	504	62,960
PC Connection, Inc.	608	29,847
Plexus Corp. (a)	550	42,306
Sanmina Corp. (a)	1,394	43,353
ScanSource, Inc. (a)	1,195	28,907
SYNNEX Corp.	533	43,503
Vishay Intertechnology, Inc.	2,527	54,457
		1,229,485
IT Services – 2.5%
CACI International, Inc. Class A (a)	326	78,638
Cass Information Systems, Inc.	743	30,166
Concentrix Corp. (a)	533	56,988
CSG Systems International, Inc.	847	36,497
Euronet Worldwide, Inc. (a)	678	84,723
EVERTEC, Inc.	1,269	44,034
ExlService Holdings, Inc. (a)	646	49,535
Genpact Ltd.	1,863	71,316
GreenSky, Inc. Class A (a)	4,360	21,495
International Money Express, Inc. (a)	1,652	23,591
KBR, Inc.	2,263	65,740
ManTech International Corp. Class A	563	50,496
MAXIMUS, Inc.	829	62,225
NIC, Inc.	1,652	44,472
Perficient, Inc. (a)	863	47,128
Perspecta, Inc.	2,264	65,543
Repay Holding Corp. (a)	1,280	28,352
Science Applications International Corp.	718	68,950
Sykes Enterprises, Inc. (a)	1,065	41,098
The Hackett Group, Inc.	2,010	27,376
TTEC Holdings, Inc.	561	42,400
		1,040,763
Semiconductors & Semiconductor Equipment – 4.1%
Advanced Energy Industries, Inc. (a)	634	65,036
Amkor Technology, Inc.	2,677	41,547
Axcelis Technologies, Inc. (a)	1,231	42,149
Cirrus Logic, Inc. (a)	866	81,135
CMC Materials, Inc.	397	58,482
Diodes, Inc. (a)	822	58,181
Entegris, Inc.	1,468	144,436
FormFactor, Inc. (a)	1,492	60,978
Inphi Corp. (a)	593	99,986
Kulicke & Soffa Industries, Inc.	1,506	53,719
Lattice Semiconductor Corp. (a)	1,907	76,490
MKS Instruments, Inc.	651	102,904
Monolithic Power Systems, Inc.	435	154,551
NeoPhotonics Corp. (a)	3,213	35,793
NVE Corp.	462	29,517
Onto Innovation, Inc. (a)	1,057	57,131

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	39

Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Photronics, Inc. (a)	2,598	$ 28,838
Power Integrations, Inc.	912	73,462
Rambus, Inc. (a)	2,566	48,741
Semtech Corp. (a)	962	68,254
Silicon Laboratories, Inc. (a)	602	78,964
SolarEdge Technologies, Inc. (a)	534	153,968
Synaptics, Inc. (a)	557	55,266
		1,669,528
Software – 6.2%
ACI Worldwide, Inc. (a)	1,759	67,528
Alarm.com Holdings, Inc. (a)	757	70,340
Appfolio, Inc. Class A (a)	266	40,647
Aspen Technology, Inc. (a)	806	107,923
Avalara, Inc. (a)	761	114,150
Blackline, Inc. (a)	632	81,920
CDK Global, Inc.	1,526	76,147
CommVault Systems, Inc. (a)	914	57,381
Dropbox, Inc. Class A (a)	2,901	65,650
Everbridge, Inc. (a)	454	60,350
Five9, Inc. (a)	712	118,370
HubSpot, Inc. (a)	437	162,651
InterDigital, Inc.	632	40,581
j2 Global, Inc. (a)	787	80,778
Manhattan Associates, Inc. (a)	794	89,905
MicroStrategy, Inc. Class A (a)	261	161,118
Nuance Communications, Inc. (a)	3,182	144,908
Paylocity Holding Corp. (a)	480	89,981
Progress Software Corp.	1,027	41,265
Proofpoint, Inc. (a)	702	90,614
Qualys, Inc. (a)	478	66,189
RealPage, Inc. (a)	1,113	96,352
SPS Commerce, Inc. (a)	604	59,730
Verint Systems, Inc. (a)	1,089	80,401
Xperi Holding Corp.	2,380	45,839
Zendesk, Inc. (a)	1,223	176,406
Zoom Video Communications, Inc. Class A (a)	329	122,411
Zscaler, Inc. (a)	737	147,179
		2,556,714
Technology Hardware, Storage & Peripherals – 0.5%
DELL Technologies, Inc. Class C (a)	1,695	123,548
Xerox Holdings Corp.	3,026	63,637
		187,185
TOTAL INFORMATION TECHNOLOGY		7,195,776
MATERIALS – 5.0%
Chemicals – 2.0%
Advanced Emissions Solutions, Inc.	6,336	32,123

	Shares	Value

Albemarle Corp.	1,198	$ 194,867
Balchem Corp.	520	55,656
Chase Corp.	310	31,074
HB Fuller Co.	953	48,498
Innospec, Inc.	534	46,880
Minerals Technologies, Inc.	788	48,564
NewMarket Corp.	130	50,985
RPM International, Inc.	1,396	115,128
Sensient Technologies Corp.	828	58,399
Stepan Co.	392	44,171
The Scotts Miracle-Gro Co.	493	109,155
		835,500
Construction Materials – 0.2%
Eagle Materials, Inc.	655	72,070
Containers & Packaging – 1.6%
AptarGroup, Inc.	752	99,993
Berry Global Group, Inc. (a)	1,606	79,288
Graphic Packaging Holding Co.	4,165	65,224
Greif, Inc. Class A	897	40,509
Packaging Corp. of America	1,064	143,065
Sealed Air Corp.	1,939	81,962
Silgan Holdings, Inc.	1,331	48,488
Sonoco Products Co.	1,317	76,268
UFP Technologies, Inc. (a)	631	29,032
		663,829
Metals & Mining – 1.0%
Commercial Metals Co.	2,191	43,141
Kaiser Aluminum Corp.	520	45,084
Reliance Steel & Aluminum Co.	779	90,426
Royal Gold, Inc.	730	78,022
Steel Dynamics, Inc.	2,665	91,330
Warrior Met Coal, Inc.	2,139	49,240
		397,243
Paper & Forest Products – 0.2%
Neenah, Inc.	705	35,899
Schweitzer-Mauduit International, Inc.	1,023	37,994
		73,893
TOTAL MATERIALS		2,042,535
REAL ESTATE – 7.0%
Equity Real Estate Investment Trusts (REITs) – 6.7%
Agree Realty Corp.	896	56,627
Apartment Income REIT Corp. (a)	2,349	91,071
Apartment Investment and Management Co. Class A	2,021	9,276
Apple Hospitality REIT, Inc.	4,880	60,902
Brixmor Property Group, Inc.	4,903	83,008
CoreSite Realty Corp.	561	75,421
Corporate Office Properties Trust	2,017	52,987
Cousins Properties, Inc.	2,148	67,748
See accompanying notes which are an integral part of the financial statements.
40	Semi-Annual Report

Fidelity® Small-Mid Multifactor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
CubeSmart	2,594	$ 90,375
Easterly Government Properties, Inc.	1,754	38,500
EastGroup Properties, Inc.	538	72,705
Equity Commonwealth	1,936	55,195
Federal Realty Investment Trust	968	84,758
First Industrial Realty Trust, Inc.	1,728	70,226
Four Corners Property Trust, Inc.	1,745	45,998
Gaming and Leisure Properties, Inc.	2,499	102,784
Getty Realty Corp.	1,256	33,372
Gladstone Land Corp.	1,934	30,441
Healthcare Realty Trust, Inc.	2,107	63,231
Healthcare Trust of America, Inc. Class A	2,874	81,191
Highwoods Properties, Inc.	1,596	59,834
Industrial Logistics Properties Trust	1,848	39,196
Kilroy Realty Corp.	1,395	78,999
Kimco Realty Corp.	6,152	101,570
Lamar Advertising Co. Class A	1,158	93,543
Lexington Realty Trust	4,718	48,360
Life Storage, Inc.	1,017	82,967
LTC Properties, Inc.	1,080	41,731
National Health Investors, Inc.	817	52,974
National Retail Properties, Inc.	2,234	87,126
Omega Healthcare Investors, Inc.	2,797	101,307
Physicians Realty Trust	3,250	57,298
Piedmont Office Realty Trust, Inc. Class A	2,792	42,941
PS Business Parks, Inc.	381	51,862
QTS Realty Trust, Inc. Class A	903	58,785
Rexford Industrial Realty, Inc.	1,633	79,919
RPT Realty	5,222	48,304
Safehold, Inc.	672	49,446
STORE Capital Corp.	3,011	93,401
Terreno Realty Corp.	1,031	58,334
Urban Edge Properties	3,688	50,858
Washington Real Estate Investment Trust	1,911	41,927
Weingarten Realty Investors	2,638	59,381
		2,745,879
Real Estate Management & Development – 0.3%
Marcus & Millichap, Inc. (a)	1,247	44,555
RE/MAX Holdings, Inc. Class A	1,003	36,329
The RMR Group, Inc. Class A	1,141	42,080
		122,964
TOTAL REAL ESTATE		2,868,843

	Shares	Value
UTILITIES – 2.1%
Electric Utilities – 1.0%
Hawaiian Electric Industries, Inc.	1,697	$ 56,103
IDACORP, Inc.	728	64,282
MGE Energy, Inc.	739	47,060
NRG Energy, Inc.	2,853	118,143
OGE Energy Corp.	2,515	76,758
Portland General Electric Co.	1,401	59,248
		421,594
Gas Utilities – 0.3%
National Fuel Gas Co.	1,419	57,129
ONE Gas, Inc.	812	59,381
		116,510
Independent Power and Renewable Electricity Producers – 0.2%
Clearway Energy, Inc. Class C	2,010	62,270
Multi-Utilities – 0.4%
Avista Corp.	1,303	48,837
MDU Resources Group, Inc.	2,877	75,636
NorthWestern Corp.	920	50,112
		174,585
Water Utilities – 0.2%
American States Water Co.	677	52,305
The York Water Co.	706	30,669
		82,974
TOTAL UTILITIES		857,933
TOTAL COMMON STOCKS (Cost $34,764,163)		41,082,453
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $34,764,163)		41,082,453
NET OTHER ASSETS (LIABILITIES) – 0.0%		18,414
NET ASSETS – 100.0%		$ 41,100,867

Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,424 or of net assets.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	41

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$7
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 1,587,729	$ 1,587,729	$ —	$ —
Consumer Discretionary	5,731,447	5,731,447	—	—
Consumer Staples	1,413,025	1,413,025	—	—
Energy	953,740	953,740	—	—
Financials	5,214,124	5,214,124	—	—
Health Care	6,921,474	6,921,474	—	—
Industrials	6,295,827	6,295,827	—	—
Information Technology	7,195,776	7,195,776	—	—
Materials	2,042,535	2,042,535	—	—
Real Estate	2,868,843	2,868,843	—	—
Utilities	857,933	857,933	—	—
Total Investments in Securities:	$ 41,082,453	$ 41,082,453	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
42	Semi-Annual Report

Fidelity® Stocks for Inflation ETF
Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
COMMUNICATION SERVICES – 6.2%
Diversified Telecommunication Services – 1.2%
Lumen Technologies, Inc.	7,446	$ 92,181
Entertainment – 0.8%
Activision Blizzard, Inc.	288	26,208
Electronic Arts, Inc.	151	21,623
Zynga, Inc. Class A (a)	1,860	18,433
		66,264
Interactive Media & Services – 3.0%
Alphabet, Inc. Class A (a)	78	142,534
Facebook, Inc. Class A (a)	338	87,316
		229,850
Media – 1.2%
Cable One, Inc.	8	16,000
Discovery, Inc. Class A (a)	859	35,580
DISH Network Corp. Class A (a)	535	15,526
Fox Corp. Class A	757	23,603
		90,709
TOTAL COMMUNICATION SERVICES		479,004
CONSUMER DISCRETIONARY – 6.6%
Hotels, Restaurants & Leisure – 1.7%
Domino's Pizza, Inc.	91	33,739
McDonald's Corp.	270	56,117
Yum China Holdings, Inc.	678	38,449
		128,305
Household Durables – 1.0%
Lennar Corp. Class A	504	41,908
PulteGroup, Inc.	794	34,539
		76,447
Internet & Direct Marketing Retail – 1.6%
eBay, Inc.	704	39,783
Etsy, Inc. (a)	277	55,148
Stamps.com, Inc. (a)	132	30,137
		125,068
Multiline Retail – 0.5%
Dollar General Corp.	211	41,063
Specialty Retail – 1.8%
AutoZone, Inc. (a)	31	34,670
Murphy USA, Inc.	248	30,893
The Home Depot, Inc.	270	73,121
		138,684
TOTAL CONSUMER DISCRETIONARY		509,567
CONSUMER STAPLES – 10.5%
Food & Staples Retailing – 1.7%
The Kroger Co.	3,757	129,616
Household Products – 3.3%
Colgate-Palmolive Co.	1,855	144,690

	Shares	Value

Kimberly-Clark Corp.	878	$ 115,984
		260,674
Personal Products – 1.6%
Herbalife Nutrition Ltd. (a)	2,407	122,661
Tobacco – 3.9%
Altria Group, Inc.	3,452	141,808
Philip Morris International, Inc.	1,988	158,344
		300,152
TOTAL CONSUMER STAPLES		813,103
ENERGY – 6.8%
Oil, Gas & Consumable Fuels – 6.8%
Cabot Oil & Gas Corp.	13,315	244,064
ConocoPhillips	7,141	285,854
TOTAL ENERGY		529,918
FINANCIALS – 4.4%
Capital Markets – 3.6%
Ameriprise Financial, Inc.	217	42,938
MarketAxess Holdings, Inc.	67	36,231
Moody's Corp.	132	35,146
Morgan Stanley	780	52,299
MSCI, Inc.	96	37,949
S&P Global, Inc.	116	36,772
State Street Corp.	517	36,190
		277,525
Insurance – 0.3%
Kinsale Capital Group, Inc.	156	29,259
Thrifts & Mortgage Finance – 0.5%
Essent Group Ltd.	894	37,396
TOTAL FINANCIALS		344,180
HEALTH CARE – 19.8%
Biotechnology – 11.2%
AbbVie, Inc.	1,320	135,273
Alexion Pharmaceuticals, Inc. (a)	860	131,864
Amgen, Inc.	486	117,335
Biogen, Inc. (a)	342	96,653
Gilead Sciences, Inc.	1,514	99,318
Regeneron Pharmaceuticals, Inc. (a)	158	79,607
United Therapeutics Corp. (a)	762	124,831
Vertex Pharmaceuticals, Inc. (a)	367	84,072
		868,953
Health Care Providers & Services – 3.9%
Anthem, Inc.	372	110,477
Humana, Inc.	236	90,414
Molina Healthcare, Inc. (a)	446	95,270
		296,161
Life Sciences Tools & Services – 1.2%
Bio-Rad Laboratories, Inc. Class A (a)	164	94,098

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	43

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – 3.5%
Bristol-Myers Squibb Co.	1,897	$116,533
Eli Lilly & Co.	746	155,146
		271,679
TOTAL HEALTH CARE		1,530,891
INDUSTRIALS – 4.5%
Aerospace & Defense – 0.1%
Lockheed Martin Corp.	30	9,654
Professional Services – 0.3%
ManpowerGroup, Inc.	116	10,259
Robert Half International, Inc.	164	11,070
		21,329
Road & Rail – 3.8%
CSX Corp.	1,620	138,923
Old Dominion Freight Line, Inc.	48	9,312
Union Pacific Corp.	738	145,733
		293,968
Trading Companies & Distributors – 0.3%
Fastenal Co.	192	8,753
United Rentals, Inc. (a)	50	12,151
		20,904
TOTAL INDUSTRIALS		345,855
INFORMATION TECHNOLOGY – 23.8%
IT Services – 3.4%
Akamai Technologies, Inc. (a)	242	26,869
Amdocs Ltd.	402	28,389
Jack Henry & Associates, Inc.	140	20,271
Mastercard, Inc. Class A	240	75,909
VeriSign, Inc. (a)	128	24,841
Visa, Inc. Class A	439	84,837
		261,116
Semiconductors & Semiconductor Equipment – 6.1%
Applied Materials, Inc.	541	52,304
Intel Corp.	1,286	71,386
KLA Corp.	144	40,330
Lam Research Corp.	90	43,555
Micron Technology, Inc. (a)	691	54,085
NVIDIA Corp.	169	87,811
Power Integrations, Inc.	398	32,059
Qorvo, Inc. (a)	193	32,980
Skyworks Solutions, Inc.	188	31,819
Synaptics, Inc. (a)	265	26,293
		472,622
Software – 8.7%
Adobe, Inc. (a)	140	64,228
Cadence Design Systems, Inc. (a)	264	34,423

	Shares	Value

Check Point Software Technologies Ltd. (a)	210	$ 26,825
Citrix Systems, Inc.	187	24,929
Fortinet, Inc. (a)	193	27,937
Microsoft Corp.	1,555	360,698
Oracle Corp.	818	49,432
Qualys, Inc. (a)	194	26,863
VMware, Inc. Class A (a)	176	24,262
Zoom Video Communications, Inc. Class A (a)	92	34,230
		673,827
Technology Hardware, Storage & Peripherals – 5.6%
Apple, Inc.	3,314	437,315
TOTAL INFORMATION TECHNOLOGY		1,844,880
MATERIALS – 7.6%
Metals & Mining – 7.6%
Newmont Corp.	2,742	163,423
Reliance Steel & Aluminum Co.	1,770	205,462
Steel Dynamics, Inc.	6,457	221,281
TOTAL MATERIALS		590,166
REAL ESTATE – 4.5%
Equity Real Estate Investment Trusts (REITs) – 4.5%
Equity Commonwealth	3,854	109,878
Lexington Realty Trust	10,038	102,889
VICI Properties, Inc.	5,360	135,501
TOTAL REAL ESTATE		348,268
UTILITIES – 4.9%
Electric Utilities – 3.5%
NextEra Energy, Inc.	1,862	150,580
NRG Energy, Inc.	2,996	124,065
		274,645
Independent Power and Renewable Electricity Producers – 1.4%
Vistra Corp.	5,394	107,718
TOTAL UTILITIES		382,363
TOTAL COMMON STOCKS (Cost $7,345,146)		7,718,195
Money Market Fund – 0.0%

Fidelity Cash Central Fund, 0.09% (b) (Cost $760)	760	760
TOTAL INVESTMENT IN SECURITIES – 99.6% (Cost $7,345,906)		7,718,955
NET OTHER ASSETS (LIABILITIES) – 0.4%		27,647
NET ASSETS – 100.0%		$ 7,746,602

See accompanying notes which are an integral part of the financial statements.
44	Semi-Annual Report

Fidelity® Stocks for Inflation ETF
Schedule of Investments (Unaudited)–continued
Legend
(a)	Non-income producing.
(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 479,004	$ 479,004	$ —	$ —
Consumer Discretionary	509,567	509,567	—	—
Consumer Staples	813,103	813,103	—	—
Energy	529,918	529,918	—	—
Financials	344,180	344,180	—	—
Health Care	1,530,891	1,530,891	—	—
Industrials	345,855	345,855	—	—
Information Technology	1,844,880	1,844,880	—	—
Materials	590,166	590,166	—	—
Real Estate	348,268	348,268	—	—
Utilities	382,363	382,363	—	—
Money Market Fund	760	760	—	—
Total Investments in Securities:	$ 7,718,955	$ 7,718,955	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	45

Fidelity® U.S. Multifactor ETF
Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 100.0%
	Shares	Value
COMMUNICATION SERVICES – 10.7%
Diversified Telecommunication Services – 1.4%
Cogent Communications Holdings, Inc.	324	$18,452
Verizon Communications, Inc.	1,230	67,343
		85,795
Entertainment – 1.5%
Activision Blizzard, Inc.	434	39,494
Electronic Arts, Inc.	224	32,077
Zynga, Inc. Class A (a)	2,685	26,608
		98,179
Interactive Media & Services – 6.6%
Alphabet, Inc. Class A (a)	130	237,557
Facebook, Inc. Class A (a)	556	143,631
Match Group, Inc. (a)	259	36,224
		417,412
Media – 1.2%
Cable One, Inc.	15	30,000
Discovery, Inc. Class C (a)	1,374	48,131
		78,131
TOTAL COMMUNICATION SERVICES		679,517
CONSUMER DISCRETIONARY – 11.0%
Auto Components – 0.9%
Gentex Corp.	1,832	60,548
Hotels, Restaurants & Leisure – 2.9%
Domino's Pizza, Inc.	131	48,570
McDonald's Corp.	381	79,187
Yum! Brands, Inc.	588	59,676
		187,433
Household Durables – 0.8%
PulteGroup, Inc.	1,128	49,068
Internet & Direct Marketing Retail – 1.6%
eBay, Inc.	1,003	56,679
Stamps.com, Inc. (a)	187	42,694
		99,373
Multiline Retail – 0.9%
Dollar General Corp.	300	58,383
Specialty Retail – 3.9%
AutoZone, Inc. (a)	45	50,327
Murphy USA, Inc.	354	44,098
O'Reilly Automotive, Inc. (a)	118	50,205
The Home Depot, Inc.	387	104,807
		249,437
TOTAL CONSUMER DISCRETIONARY		704,242
CONSUMER STAPLES – 5.8%
Food & Staples Retailing – 0.9%
The Kroger Co.	1,635	56,407

	Shares	Value

Household Products – 2.7%
Colgate-Palmolive Co.	855	$ 66,690
Kimberly-Clark Corp.	401	52,972
The Clorox Co.	245	51,318
		170,980
Tobacco – 2.2%
Altria Group, Inc.	1,609	66,098
Philip Morris International, Inc.	973	77,499
		143,597
TOTAL CONSUMER STAPLES		370,984
ENERGY – 2.3%
Oil, Gas & Consumable Fuels – 2.3%
Chevron Corp.	546	46,519
Exxon Mobil Corp.	1,188	53,270
Phillips 66	355	24,069
Valero Energy Corp.	402	22,685
TOTAL ENERGY		146,543
FINANCIALS – 10.2%
Capital Markets – 5.0%
Ameriprise Financial, Inc.	372	73,608
FactSet Research Systems, Inc.	162	48,979
MSCI, Inc.	162	64,038
S&P Global, Inc.	200	63,400
T Rowe Price Group, Inc.	438	68,538
		318,563
Insurance – 4.2%
Aflac, Inc.	1,671	75,496
American Financial Group, Inc.	878	82,655
RenaissanceRe Holdings Ltd.	306	46,035
The Hartford Financial Services Group, Inc.	1,375	66,027
		270,213
Thrifts & Mortgage Finance – 1.0%
Essent Group Ltd.	1,536	64,251
TOTAL FINANCIALS		653,027
HEALTH CARE – 14.7%
Biotechnology – 4.5%
Amgen, Inc.	292	70,498
Biogen, Inc. (a)	186	52,565
Gilead Sciences, Inc.	865	56,744
Regeneron Pharmaceuticals, Inc. (a)	89	44,842
United Therapeutics Corp. (a)	392	64,217
		288,866
Health Care Equipment & Supplies – 0.9%
ResMed, Inc.	274	55,230
Health Care Providers & Services – 2.6%
HCA Healthcare, Inc.	378	61,417

See accompanying notes which are an integral part of the financial statements.
46	Semi-Annual Report

Fidelity® U.S. Multifactor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
McKesson Corp.	314	$54,784
Universal Health Services, Inc. Class B	414	51,618
		167,819
Pharmaceuticals – 6.7%
Bristol-Myers Squibb Co.	1,135	69,723
Eli Lilly & Co.	444	92,338
Johnson & Johnson	798	130,178
Merck & Co., Inc.	1,014	78,149
Zoetis, Inc.	360	55,530
		425,918
TOTAL HEALTH CARE		937,833
INDUSTRIALS – 8.1%
Aerospace & Defense – 1.0%
Lockheed Martin Corp.	195	62,755
Commercial Services & Supplies – 1.0%
Waste Management, Inc.	583	64,900
Machinery – 2.2%
Allison Transmission Holdings, Inc.	1,542	62,759
Cummins, Inc.	316	74,077
		136,836
Professional Services – 2.9%
FTI Consulting, Inc. (a)	486	53,445
Robert Half International, Inc.	1,087	73,372
Verisk Analytics, Inc.	329	60,372
		187,189
Road & Rail – 1.0%
Old Dominion Freight Line, Inc.	318	61,692
TOTAL INDUSTRIALS		513,372
INFORMATION TECHNOLOGY – 28.2%
IT Services – 7.5%
Accenture PLC Class A	224	54,190
Akamai Technologies, Inc. (a)	247	27,424
Amdocs Ltd.	405	28,601
Automatic Data Processing, Inc.	257	42,436
Cognizant Technology Solutions Corp. Class A	451	35,156
Jack Henry & Associates, Inc.	144	20,850
Mastercard, Inc. Class A	241	76,226
MAXIMUS, Inc.	319	23,944
Paychex, Inc.	385	33,618
The Western Union Co.	1,113	24,787
VeriSign, Inc. (a)	131	25,423
Visa, Inc. Class A	441	85,223
		477,878
Semiconductors & Semiconductor Equipment – 3.6%
Cirrus Logic, Inc. (a)	373	34,946

	Shares	Value

Intel Corp.	1,296	$ 71,941
Power Integrations, Inc.	403	32,462
Skyworks Solutions, Inc.	192	32,496
Texas Instruments, Inc.	354	58,654
		230,499
Software – 10.2%
Adobe, Inc. (a)	143	65,604
Cadence Design Systems, Inc. (a)	266	34,684
Citrix Systems, Inc.	192	25,595
Fortinet, Inc. (a)	197	28,516
Microsoft Corp.	1,563	362,553
Oracle Corp.	824	49,794
Qualys, Inc. (a)	198	27,417
Tyler Technologies, Inc. (a)	73	30,864
VMware, Inc. Class A (a)	181	24,951
		649,978
Technology Hardware, Storage & Peripherals – 6.9%
Apple, Inc.	3,331	439,559
TOTAL INFORMATION TECHNOLOGY		1,797,914
MATERIALS – 2.7%
Chemicals – 1.0%
LyondellBasell Industries N.V. Class A	770	66,035
Metals & Mining – 1.7%
Newmont Corp.	822	48,991
Steel Dynamics, Inc.	1,716	58,808
		107,799
TOTAL MATERIALS		173,834
REAL ESTATE – 3.3%
Equity Real Estate Investment Trusts (REITs) – 3.3%
Equity Commonwealth	2,067	58,930
Medical Properties Trust, Inc.	3,296	69,579
Public Storage	350	79,667
TOTAL REAL ESTATE		208,176
UTILITIES – 3.0%
Electric Utilities – 2.2%
Exelon Corp.	1,389	57,727
NextEra Energy, Inc.	1,020	82,487
		140,214
Multi-Utilities – 0.8%
WEC Energy Group, Inc.	555	49,340
TOTAL UTILITIES		189,554
TOTAL COMMON STOCKS (Cost $6,156,272)		6,374,996

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	47

Money Market Fund – 0.0%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b) (Cost $2,235)	2,234	$ 2,235
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $6,158,507)		6,377,231
NET OTHER ASSETS (LIABILITIES) – 0.0%		1,551
NET ASSETS – 100.0%		$ 6,378,782

Legend
(a)	Non-income producing.
(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$1
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 679,517	$ 679,517	$ —	$ —
Consumer Discretionary	704,242	704,242	—	—
Consumer Staples	370,984	370,984	—	—
Energy	146,543	146,543	—	—
Financials	653,027	653,027	—	—
Health Care	937,833	937,833	—	—
Industrials	513,372	513,372	—	—
Information Technology	1,797,914	1,797,914	—	—
Materials	173,834	173,834	—	—
Real Estate	208,176	208,176	—	—
Utilities	189,554	189,554	—	—
Money Market Fund	2,235	2,235	—	—
Total Investments in Securities:	$ 6,377,231	$ 6,377,231	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
48	Semi-Annual Report

Fidelity® Value Factor ETF
Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 10.8%
Diversified Telecommunication Services – 1.1%
AT&T, Inc.	98,979	$ 2,833,769
Interactive Media & Services – 5.8%
Alphabet, Inc. Class A (a)	5,343	9,763,584
Facebook, Inc. Class A (a)	23,167	5,984,731
		15,748,315
Media – 3.9%
Comcast Corp. Class A	65,851	3,264,234
Discovery, Inc. Class A (a)(b)	66,106	2,738,111
Fox Corp. Class A	58,060	1,810,311
ViacomCBS, Inc. Class B	54,507	2,643,589
		10,456,245
TOTAL COMMUNICATION SERVICES		29,038,329
CONSUMER DISCRETIONARY – 11.1%
Automobiles – 1.6%
Ford Motor Co.	175,440	1,847,383
General Motors Co.	47,509	2,407,756
		4,255,139
Diversified Consumer Services – 0.3%
Grand Canyon Education, Inc. (a)	10,255	871,060
Hotels, Restaurants & Leisure – 1.3%
McDonald's Corp.	10,568	2,196,453
Yum China Holdings, Inc.	21,487	1,218,528
		3,414,981
Household Durables – 0.5%
Lennar Corp. Class A	15,963	1,327,323
Internet & Direct Marketing Retail – 4.1%
Amazon.com, Inc. (a)	3,459	11,090,246
Multiline Retail – 0.8%
Target Corp.	11,606	2,102,659
Specialty Retail – 2.5%
AutoNation, Inc. (a)	19,468	1,387,679
Lowe's Cos., Inc.	12,367	2,063,434
The Aaron's Co., Inc. (a)	9,561	161,963
The Home Depot, Inc.	11,834	3,204,884
		6,817,960
TOTAL CONSUMER DISCRETIONARY		29,879,368
CONSUMER STAPLES – 5.8%
Beverages – 0.6%
Molson Coors Beverage Co. Class B	32,168	1,613,547
Food & Staples Retailing – 1.1%
The Kroger Co.	38,010	1,311,345
Walgreens Boots Alliance, Inc.	33,041	1,660,310
		2,971,655
Food Products – 0.9%
Ingredion, Inc.	14,936	1,127,220

	Shares	Value

Tyson Foods, Inc. Class A	20,217	$ 1,300,155
		2,427,375
Household Products – 1.8%
Kimberly-Clark Corp.	9,744	1,287,182
The Procter & Gamble Co.	27,065	3,470,004
		4,757,186
Tobacco – 1.4%
Altria Group, Inc.	41,024	1,685,266
Philip Morris International, Inc.	26,273	2,092,645
		3,777,911
TOTAL CONSUMER STAPLES		15,547,674
ENERGY – 2.1%
Oil, Gas & Consumable Fuels – 2.1%
Chevron Corp.	18,240	1,554,048
ConocoPhillips	17,768	711,253
Exxon Mobil Corp.	40,209	1,802,972
HollyFrontier Corp.	16,119	458,747
Phillips 66	9,344	633,523
Valero Energy Corp.	10,243	578,012
TOTAL ENERGY		5,738,555
FINANCIALS – 11.2%
Banks – 0.9%
Citigroup, Inc.	41,455	2,403,975
Capital Markets – 2.5%
Ameriprise Financial, Inc.	9,351	1,850,282
Morgan Stanley	35,555	2,383,963
The Goldman Sachs Group, Inc.	8,756	2,374,365
		6,608,610
Consumer Finance – 2.0%
Capital One Financial Corp.	24,098	2,512,457
PROG Holdings, Inc.	19,154	903,686
Synchrony Financial	60,926	2,050,160
		5,466,303
Diversified Financial Services – 1.8%
Berkshire Hathaway, Inc. Class B (a)	21,002	4,785,726
Insurance – 3.4%
Aflac, Inc.	42,489	1,919,653
American International Group, Inc.	51,272	1,919,624
MetLife, Inc.	41,315	1,989,317
The Allstate Corp.	16,270	1,743,819
The Hartford Financial Services Group, Inc.	34,300	1,647,086
		9,219,499
Thrifts & Mortgage Finance – 0.6%
Radian Group, Inc.	87,907	1,687,814
TOTAL FINANCIALS		30,171,927

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	49

Common Stocks – continued
	Shares	Value
HEALTH CARE – 13.8%
Biotechnology – 4.8%
AbbVie, Inc.	31,523	$ 3,230,477
Alexion Pharmaceuticals, Inc. (a)	17,955	2,753,040
Biogen, Inc. (a)	7,322	2,069,271
Gilead Sciences, Inc.	34,027	2,232,171
United Therapeutics Corp. (a)	15,421	2,526,268
		12,811,227
Health Care Providers & Services – 5.0%
Anthem, Inc.	8,131	2,414,744
CVS Health Corp.	36,226	2,595,593
HCA Healthcare, Inc.	14,774	2,400,480
Humana, Inc.	5,146	1,971,484
UnitedHealth Group, Inc.	12,511	4,173,419
		13,555,720
Pharmaceuticals – 4.0%
Bristol-Myers Squibb Co.	44,588	2,739,041
Johnson & Johnson	31,253	5,098,302
Merck & Co., Inc.	39,844	3,070,777
		10,908,120
TOTAL HEALTH CARE		37,275,067
INDUSTRIALS – 8.4%
Aerospace & Defense – 0.5%
Lockheed Martin Corp.	4,519	1,454,305
Air Freight & Logistics – 1.4%
FedEx Corp.	7,685	1,808,588
United Parcel Service, Inc. Class B	12,246	1,898,130
		3,706,718
Construction & Engineering – 0.5%
EMCOR Group, Inc.	14,324	1,264,809
Industrial Conglomerates – 1.6%
3M Co.	10,808	1,898,533
Honeywell International, Inc.	11,909	2,326,662
		4,225,195
Machinery – 1.3%
Caterpillar, Inc.	11,597	2,120,396
Cummins, Inc.	6,270	1,469,813
		3,590,209
Professional Services – 0.5%
ManpowerGroup, Inc.	14,492	1,281,672
Road & Rail – 2.0%
CSX Corp.	19,766	1,695,033
Norfolk Southern Corp.	7,098	1,679,529
Union Pacific Corp.	10,733	2,119,446
		5,494,008
Trading Companies & Distributors – 0.6%
United Rentals, Inc. (a)	6,548	1,591,229
TOTAL INDUSTRIALS		22,608,145

	Shares	Value
INFORMATION TECHNOLOGY – 27.8%
Electronic Equipment, Instruments & Components – 0.8%
Arrow Electronics, Inc. (a)	22,014	$ 2,149,227
IT Services – 8.1%
Accenture PLC Class A	11,707	2,832,157
Amdocs Ltd.	26,837	1,895,229
Automatic Data Processing, Inc.	14,941	2,467,058
Cognizant Technology Solutions Corp. Class A	27,725	2,161,164
DXC Technology Co.	87,447	2,466,005
International Business Machines Corp.	19,348	2,304,540
Mastercard, Inc. Class A	11,478	3,630,377
Visa, Inc. Class A	20,709	4,002,014
		21,758,544
Semiconductors & Semiconductor Equipment – 3.7%
Applied Materials, Inc.	32,019	3,095,597
Intel Corp.	64,713	3,592,219
Micron Technology, Inc. (a)	41,187	3,223,706
		9,911,522
Software – 7.8%
Check Point Software Technologies Ltd. (a)	13,769	1,758,852
Microsoft Corp.	64,323	14,920,363
Oracle Corp.	44,557	2,692,580
VMware, Inc. Class A (a)(b)	11,678	1,609,812
		20,981,607
Technology Hardware, Storage & Peripherals – 7.4%
Apple, Inc.	136,393	17,998,420
Xerox Holdings Corp.	99,158	2,085,293
		20,083,713
TOTAL INFORMATION TECHNOLOGY		74,884,613
MATERIALS – 2.7%
Chemicals – 1.0%
Dow, Inc.	18,534	961,915
Eastman Chemical Co.	8,604	846,203
LyondellBasell Industries N.V. Class A	10,267	880,498
		2,688,616
Containers & Packaging – 0.6%
International Paper Co.	18,405	925,956
Westrock Co.	20,435	846,622
		1,772,578
Metals & Mining – 1.1%
Newmont Corp.	13,808	822,957
Nucor Corp.	14,858	724,030
Reliance Steel & Aluminum Co.	5,809	674,309
Steel Dynamics, Inc.	21,065	721,897
		2,943,193
TOTAL MATERIALS		7,404,387
See accompanying notes which are an integral part of the financial statements.
50	Semi-Annual Report

Fidelity® Value Factor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – 3.4%
Equity Real Estate Investment Trusts (REITs) – 2.9%
AvalonBay Communities, Inc.	3,680	$ 602,306
Boston Properties, Inc.	5,568	508,191
Brixmor Property Group, Inc.	35,481	600,693
Cousins Properties, Inc.	13,621	429,606
Equity Residential	10,019	617,571
Kimco Realty Corp.	37,905	625,812
Prologis, Inc.	9,325	962,340
Regency Centers Corp.	10,942	516,244
Sabra Health Care REIT, Inc.	27,726	465,519
Simon Property Group, Inc.	8,763	814,346
Ventas, Inc.	12,834	591,262
VICI Properties, Inc.	20,989	530,602
Welltower, Inc.	10,160	615,696
		7,880,188
Real Estate Management & Development – 0.5%
CBRE Group, Inc. Class A (a)	11,893	725,235
Jones Lang LaSalle, Inc. (a)	4,788	700,054
		1,425,289
TOTAL REAL ESTATE		9,305,477
UTILITIES – 2.7%
Electric Utilities – 1.6%
Duke Energy Corp.	12,272	1,153,568
Edison International	13,388	778,646
Exelon Corp.	22,329	927,993
NRG Energy, Inc.	18,580	769,398
PPL Corp.	27,236	753,620
		4,383,225
Independent Power and Renewable Electricity Producers – 0.3%
Vistra Corp.	33,600	670,992

	Shares	Value

Multi-Utilities – 0.8%
Consolidated Edison, Inc.	10,207	$ 722,451
Public Service Enterprise Group, Inc.	14,213	802,040
WEC Energy Group, Inc.	8,484	754,228
		2,278,719
TOTAL UTILITIES		7,332,936
TOTAL COMMON STOCKS (Cost $229,350,310)		269,186,478
Money Market Funds – 1.5%

Fidelity Cash Central Fund, 0.09% (c)	382,315	382,391
Fidelity Securities Lending Cash Central Fund, 0.09% (c)(d)	3,691,164	3,691,533
TOTAL MONEY MARKET FUNDS (Cost $4,073,924)		4,073,924
TOTAL INVESTMENT IN SECURITIES – 101.3% (Cost $233,424,234)		273,260,402
NET OTHER ASSETS (LIABILITIES) – (1.3%)		(3,490,749)
NET ASSETS – 100.0%		$ 269,769,653

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	March 2021	$ 185,260	$ 897	$ 897
CME Micro E-mini S&P 500 Index Contracts (United States)	19	March 2021	351,994	(2,668)	(2,668)
Total Equity Index Contracts					$(1,771)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	51

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 266
Fidelity Securities Lending Cash Central Fund	3,646
Total	$3,912
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 29,038,329	$ 29,038,329	$ —	$ —
Consumer Discretionary	29,879,368	29,879,368	—	—
Consumer Staples	15,547,674	15,547,674	—	—
Energy	5,738,555	5,738,555	—	—
Financials	30,171,927	30,171,927	—	—
Health Care	37,275,067	37,275,067	—	—
Industrials	22,608,145	22,608,145	—	—
Information Technology	74,884,613	74,884,613	—	—
Materials	7,404,387	7,404,387	—	—
Real Estate	9,305,477	9,305,477	—	—
Utilities	7,332,936	7,332,936	—	—
Money Market Funds	4,073,924	4,073,924	—	—
Total Investments in Securities:	$ 273,260,402	$ 273,260,402	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ (1,771)	$ (1,771)	$ —	$ —
Total Assets	$ (1,771)	$ (1,771)	—	$ —
Total Derivative Instruments:	$ (1,771)	$ (1,771)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$897	$(2,668)
Total Equity Risk	897	(2,668)
Total Value of Derivatives	$897	$(2,668)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
52	Semi-Annual Report

Financial Statements
Statements of Assets and Liabilities
January 31, 2021 (Unaudited)
	Fidelity Dividend ETF For Rising Rates	Fidelity High Dividend ETF	Fidelity Low Volatility Factor ETF	Fidelity Momentum Factor ETF
Assets
Investments in securities, at value (including securities loaned of $1,153,718, $12,715,024, $243,501 and $1,242,705, respectively) – See accompanying schedule:
Unaffiliated issuers	$312,373,615	$656,295,092	$383,805,475	$123,529,038
Fidelity Central Funds	1,673,254	14,433,757	1,052,876	1,552,741
Total Investments in Securities	$314,046,869	$670,728,849	$384,858,351	$125,081,779
Segregated cash with brokers for derivative instruments	77,000	154,000	60,500	17,600
Cash	10,530	22,995	2,185	3,775
Foreign currency held at value (cost $341,037, $307,097, $— and $—, respectively)	350,759	308,535	—	—
Receivable for fund shares sold	—	—	—	—
Dividends receivable	634,000	1,400,719	387,189	47,669
Receivable from investment adviser for expense reductions	—	—	—	—
Distributions receivable from Fidelity Central Funds	191	163	29	200
Total assets	315,119,349	672,615,261	385,308,254	125,151,023
Liabilities
Payable for investments purchased	—	—	—	—
Accrued management fees	75,768	159,865	93,447	28,909
Payable for daily variation margin on futures contracts	35,609	61,544	20,378	5,928
Other payables and accrued expenses	—	—	—	—
Collateral on securities loaned, at value	1,244,025	13,272,450	253,358	1,267,275
Total liabilities	1,355,402	13,493,859	367,183	1,302,112
Net Assets	$313,763,947	$659,121,402	$384,941,071	$123,848,911
Net Assets consist of:
Paid in capital	302,696,558	666,348,517	354,884,564	110,259,935
Total accumulated earnings (loss)	11,067,389	(7,227,115)	30,056,507	13,588,976
Net Assets	$313,763,947	$659,121,402	$384,941,071	$123,848,911
Shares outstanding	8,500,000	20,550,000	9,250,000	2,750,000
Net Asset Value per share	$ 36.91	$ 32.07	$ 41.62	$ 45.04
Investments at cost – Unaffiliated issuers	$267,000,093	$625,545,401	$356,017,711	$100,629,543
Investments at cost – Fidelity Central Funds	1,673,254	14,433,757	1,052,876	1,552,741
Investments at cost	$268,673,347	$639,979,158	$357,070,587	$102,182,284
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	53

Statements of Assets and Liabilities
January 31, 2021 (Unaudited)
	Fidelity Quality Factor ETF	Fidelity Small-Mid Multifactor ETF	Fidelity Stocks For Inflation ETF	Fidelity U.S. Multifactor ETF
Assets
Investments in securities, at value (including securities loaned of $756,208, $—, $— and $—, respectively) – See accompanying schedule:
Unaffiliated issuers	$165,220,979	$41,082,453	$ 7,718,195	$6,374,996
Fidelity Central Funds	1,145,888	—	760	2,235
Total Investments in Securities	$166,366,867	$41,082,453	$ 7,718,955	$6,377,231
Segregated cash with brokers for derivative instruments	23,100	—	—	—
Cash	8,249	10,713	894	449
Foreign currency held at value (cost $—, $3,446, $— and $—, respectively)	—	3,451	—	—
Receivable for fund shares sold	—	—	3,873,293	—
Dividends receivable	188,789	13,848	3,136	2,423
Receivable from investment adviser for expense reductions	—	221	68	—
Distributions receivable from Fidelity Central Funds	125	—	—	—
Total assets	166,587,130	41,110,686	11,596,346	6,380,103
Liabilities
Payable for investments purchased	—	—	3,848,738	—
Accrued management fees	40,097	9,598	938	1,321
Payable for daily variation margin on futures contracts	7,780	—	—	—
Other payables and accrued expenses	—	221	68	—
Collateral on securities loaned, at value	815,400	—	—	—
Total liabilities	863,277	9,819	3,849,744	1,321
Net Assets	$165,723,853	$41,100,867	$ 7,746,602	$6,378,782
Net Assets consist of:
Paid in capital	148,758,930	35,073,941	7,563,970	6,158,494
Total accumulated earnings (loss)	16,964,923	6,026,926	182,632	220,288
Net Assets	$165,723,853	$41,100,867	$ 7,746,602	$6,378,782
Shares outstanding	3,900,000	1,400,000	300,000	300,000
Net Asset Value per share	$ 42.49	$ 29.36	$ 25.82	$ 21.26
Investments at cost – Unaffiliated issuers	$143,079,836	$34,764,163	$ 7,345,146	$6,156,272
Investments at cost – Fidelity Central Funds	1,145,888	—	760	2,235
Investments at cost	$144,225,724	$34,764,163	$ 7,345,906	$6,158,507
See accompanying notes which are an integral part of the financial statements.
54	Semi-Annual Report

Financial Statements  – continued
Statements of Assets and Liabilities
January 31, 2021 (Unaudited)
Fidelity Value Factor ETF
Assets
Investments in securities, at value (including securities loaned of $3,602,494) – See accompanying schedule:
Unaffiliated issuers	$269,186,478
Fidelity Central Funds	4,073,924
Total Investments in Securities	$273,260,402
Segregated cash with brokers for derivative instruments	31,900
Cash	—
Foreign currency held at value (cost $—)	—
Receivable for fund shares sold	—
Dividends receivable	244,220
Receivable from investment adviser for expense reductions	—
Distributions receivable from Fidelity Central Funds	896
Total assets	273,537,418
Liabilities
Payable for investments purchased	—
Accrued management fees	65,221
Payable for daily variation margin on futures contracts	10,744
Other payables and accrued expenses	—
Collateral on securities loaned, at value	3,691,800
Total liabilities	3,767,765
Net Assets	$269,769,653
Net Assets consist of:
Paid in capital	251,153,402
Total accumulated earnings (loss)	18,616,251
Net Assets	$269,769,653
Shares outstanding	6,650,000
Net Asset Value per share	$ 40.57
Investments at cost – Unaffiliated issuers	$229,350,310
Investments at cost – Fidelity Central Funds	4,073,924
Investments at cost	$233,424,234
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	55

Statements of Operations
For the six months ended January 31, 2021 (Unaudited)
	Fidelity Dividend ETF For Rising Rates	Fidelity High Dividend ETF	Fidelity Low Volatility Factor ETF	Fidelity Momentum Factor ETF
Investment Income
Dividends	$ 4,472,355	$ 11,111,909	$ 3,489,893	$ 532,888
Non-Cash dividends	—	—	—	—
Interest	55	114	42	8
Income from Fidelity Central Funds (including $1,007, $634, $753 and $1,245, from security lending, respectively)	1,327	1,190	1,166	1,348
Total income	4,473,737	11,113,213	3,491,101	534,244
Expenses
Management fees	429,874	844,060	551,524	146,553
Independent trustees' fees and expenses	713	1,350	905	231
Proxy	82	—	—	—
Total expenses	430,669	845,410	552,429	146,784
Expense reductions	—	—	(2)	(3)
Total expenses	430,669	845,410	552,427	146,781
Net investment income (loss)	4,043,068	10,267,803	2,938,674	387,463
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(4,849,926)	(7,205,393)	(14,555,119)	(401,903)
Net realized gain (loss) on Fidelity Central Funds	(19)	(18)	(15)	(3)
Net realized gain (loss) on In-kind redemptions	2,793,790	561,813	23,250,403	3,989,883
Net realized gain (loss) on futures contracts	219,470	565,122	234,835	30,729
Net realized gain (loss) on foreign currency transactions	15,467	131,443	—	—
Total net realized gain (loss)	(1,821,218)	(5,947,033)	8,930,104	3,618,706
Change in net unrealized appreciation (depreciation) on investment securities	46,241,228	92,328,441	22,299,189	9,563,920
Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	(38)	69	(68)	(11)
Change in net unrealized appreciation (depreciation) on futures contracts	(80,553)	(173,946)	(56,429)	(7,419)
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	(9,485)	(127,962)	—	—
Total change in net unrealized appreciation (depreciation)	46,151,152	92,026,602	22,242,692	9,556,490
Net gain (loss)	44,329,934	86,079,569	31,172,796	13,175,196
Net increase (decrease) in net assets resulting from operations	$48,373,002	$ 96,347,372	$ 34,111,470	$13,562,659
See accompanying notes which are an integral part of the financial statements.
56	Semi-Annual Report

Financial Statements  – continued
Statements of Operations
For the six months ended January 31, 2021 (Unaudited)
	Fidelity Quality Factor ETF	Fidelity Small-Mid Multifactor ETF	Fidelity Stocks For Inflation ETF	Fidelity U.S. Multifactor ETFA
Investment Income
Dividends	$ 1,442,172	$ 254,883	$ 44,530	$ 28,533
Non-Cash dividends	—	74,140	—	—
Interest	20	—	—	—
Income from Fidelity Central Funds (including $448, $—, $— and $—, from security lending, respectively)	655	7	—	1
Total income	1,442,847	329,030	44,530	28,534
Expenses
Management fees	225,986	41,017	5,442	4,885
Independent trustees' fees and expenses	371	57	8	10
Proxy	—	—	—	—
Total expenses	226,357	41,074	5,450	4,895
Expense reductions	(5)	(2)	(1)	—
Total expenses	226,352	41,072	5,449	4,895
Net investment income (loss)	1,216,495	287,958	39,081	23,639
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(3,878,968)	(1,245,785)	(188,051)	1,740
Net realized gain (loss) on Fidelity Central Funds	(10)	—	—	—
Net realized gain (loss) on In-kind redemptions	6,715,168	1,449,822	—	38,985
Net realized gain (loss) on futures contracts	103,513	—	—	—
Net realized gain (loss) on foreign currency transactions	—	4	—	—
Total net realized gain (loss)	2,939,703	204,041	(188,051)	40,725
Change in net unrealized appreciation (depreciation) on investment securities	13,194,682	5,411,089	511,546	218,724
Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	(29)	—	—	—
Change in net unrealized appreciation (depreciation) on futures contracts	(24,598)	—	—	—
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	—	3	—	—
Total change in net unrealized appreciation (depreciation)	13,170,055	5,411,092	511,546	218,724
Net gain (loss)	16,109,758	5,615,133	323,495	259,449
Net increase (decrease) in net assets resulting from operations	$17,326,253	$ 5,903,091	$ 362,576	$283,088

A	For the period September 15, 2020 (commencement of operations) to January 31, 2021.
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	57

Statements of Operations
For the six months ended January 31, 2021 (Unaudited)
Fidelity Value Factor ETF
Investment Income
Dividends	$ 2,216,822
Non-Cash dividends	—
Interest	27
Income from Fidelity Central Funds (including $3,646)	3,912
Total income	2,220,761
Expenses
Management fees	335,800
Independent trustees' fees and expenses	519
Proxy	—
Total expenses	336,319
Expense reductions	(7)
Total expenses	336,312
Net investment income (loss)	1,884,449
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(13,265,831)
Net realized gain (loss) on Fidelity Central Funds	(7)
Net realized gain (loss) on In-kind redemptions	1,446,827
Net realized gain (loss) on futures contracts	126,081
Net realized gain (loss) on foreign currency transactions	—
Total net realized gain (loss)	(11,692,930)
Change in net unrealized appreciation (depreciation) on investment securities	45,903,333
Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	(11)
Change in net unrealized appreciation (depreciation) on futures contracts	(31,493)
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	—
Total change in net unrealized appreciation (depreciation)	45,871,829
Net gain (loss)	34,178,899
Net increase (decrease) in net assets resulting from operations	$ 36,063,348
See accompanying notes which are an integral part of the financial statements.
58	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Dividend ETF For Rising Rates		Fidelity High Dividend ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,043,068	$ 10,262,152	$ 10,267,803	$ 18,113,205
Net realized gain (loss)	(1,821,218)	(756,403)	(5,947,033)	18,283,055
Change in net unrealized appreciation (depreciation)	46,151,152	(14,389,980)	92,026,602	(70,531,825)
Net increase (decrease) in net assets resulting from operations	48,373,002	(4,884,231)	96,347,372	(34,135,565)
Distributions to shareholders	(3,459,850)	(10,362,600)	(9,167,900)	(18,747,950)
Share transactions
Proceeds from sales of shares	1,892,503	99,471,497	53,949,918	421,727,800
Cost of shares redeemed	(15,358,454)	(162,137,367)	(2,802,769)	(211,001,439)
Net increase (decrease) in net assets resulting from share transactions	(13,465,951)	(62,665,870)	51,147,149	210,726,361
Total increase (decrease) in net assets	31,447,201	(77,912,701)	138,326,621	157,842,846
Net Assets
Beginning of period	282,316,746	360,229,447	520,794,781	362,951,935
End of period	$313,763,947	$ 282,316,746	$659,121,402	$ 520,794,781
Other Information
Shares
Sold	50,000	2,750,000	1,750,000	13,350,000
Redeemed	(450,000)	(5,000,000)	(100,000)	(6,500,000)
Net increase (decrease)	(400,000)	(2,250,000)	1,650,000	6,850,000

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	59

Statements of Changes in Net Assets
	Fidelity Low Volatility Factor ETF		Fidelity Momentum Factor ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,938,674	$ 5,724,297	$ 387,463	$ 1,173,518
Net realized gain (loss)	8,930,104	19,120,308	3,618,706	4,952,318
Change in net unrealized appreciation (depreciation)	22,242,692	(17,243,464)	9,556,490	1,394,495
Net increase (decrease) in net assets resulting from operations	34,111,470	7,601,141	13,562,659	7,520,331
Distributions to shareholders	(2,584,800)	(5,772,450)	(342,400)	(1,254,700)
Share transactions
Proceeds from sales of shares	101,007,923	341,438,518	42,866,547	73,725,829
Cost of shares redeemed	(98,301,583)	(238,061,468)	(20,566,722)	(113,398,944)
Net increase (decrease) in net assets resulting from share transactions	2,706,340	103,377,050	22,299,825	(39,673,115)
Total increase (decrease) in net assets	34,233,010	105,205,741	35,520,084	(33,407,484)
Net Assets
Beginning of period	350,708,061	245,502,320	88,328,827	121,736,311
End of period	$384,941,071	$ 350,708,061	$123,848,911	$ 88,328,827
Other Information
Shares
Sold	2,550,000	9,000,000	1,000,000	2,100,000
Redeemed	(2,450,000)	(6,600,000)	(500,000)	(3,250,000)
Net increase (decrease)	100,000	2,400,000	500,000	(1,150,000)

See accompanying notes which are an integral part of the financial statements.
60	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Quality Factor ETF		Fidelity Small-Mid Multifactor ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,216,495	$ 2,561,306	$ 287,958	$ 141,380
Net realized gain (loss)	2,939,703	8,042,764	204,041	(16,832)
Change in net unrealized appreciation (depreciation)	13,170,055	(113,455)	5,411,092	720,508
Net increase (decrease) in net assets resulting from operations	17,326,253	10,490,615	5,903,091	845,056
Distributions to shareholders	(1,174,350)	(2,493,600)	(261,900)	(146,500)
Share transactions
Proceeds from sales of shares	34,298,755	95,825,376	21,240,429	13,481,340
Cost of shares redeemed	(31,748,799)	(119,081,927)	(4,897,437)	(2,713,442)
Net increase (decrease) in net assets resulting from share transactions	2,549,956	(23,256,551)	16,342,992	10,767,898
Total increase (decrease) in net assets	18,701,859	(15,259,536)	21,984,183	11,466,454
Net Assets
Beginning of period	147,021,994	162,281,530	19,116,684	7,650,230
End of period	$165,723,853	$ 147,021,994	$41,100,867	$19,116,684
Other Information
Shares
Sold	850,000	2,650,000	800,000	600,000
Redeemed	(800,000)	(3,400,000)	(200,000)	(100,000)
Net increase (decrease)	50,000	(750,000)	600,000	500,000

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	61

Statements of Changes in Net Assets
	Fidelity Stocks For Inflation ETF		Fidelity U.S. Multifactor ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020A	Six months ended January 31, 2021B (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,081	$ 38,387	$ 23,639
Net realized gain (loss)	(188,051)	54,866	40,725
Change in net unrealized appreciation (depreciation)	511,546	(138,497)	218,724
Net increase (decrease) in net assets resulting from operations	362,576	(45,244)	283,088
Distributions to shareholders	(99,300)	(35,400)	(62,800)
Share transactions
Proceeds from sales of shares	3,873,293	3,690,677	7,192,028
Cost of shares redeemed	—	—	(1,033,534)
Net increase (decrease) in net assets resulting from share transactions	3,873,293	3,690,677	6,158,494
Total increase (decrease) in net assets	4,136,569	3,610,033	6,378,782
Net Assets
Beginning of period	3,610,033	—	—
End of period	$7,746,602	$3,610,033	$ 6,378,782
Other Information
Shares
Sold	150,000	150,000	350,000
Redeemed	—	—	(50,000)
Net increase (decrease)	150,000	150,000	300,000

A	For the period November 5, 2019 (commencement of operations) to July 31, 2020.
B	For the period September 15, 2020 (commencement of operations) to January 31, 2021.
See accompanying notes which are an integral part of the financial statements.
62	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Value Factor ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,884,449	$ 3,639,553
Net realized gain (loss)	(11,692,930)	12,182,653
Change in net unrealized appreciation (depreciation)	45,871,829	(12,315,269)
Net increase (decrease) in net assets resulting from operations	36,063,348	3,506,937
Distributions to shareholders	(1,838,500)	(3,611,200)
Share transactions
Proceeds from sales of shares	54,978,798	200,834,254
Cost of shares redeemed	(9,349,864)	(147,217,336)
Net increase (decrease) in net assets resulting from share transactions	45,628,934	53,616,918
Total increase (decrease) in net assets	79,853,782	53,512,655
Net Assets
Beginning of period	189,915,871	136,403,216
End of period	$269,769,653	$ 189,915,871
Other Information
Shares
Sold	1,450,000	5,800,000
Redeemed	(250,000)	(4,300,000)
Net increase (decrease)	1,200,000	1,500,000
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	63

Financial Highlights
	Fidelity Dividend ETF For Rising Rates
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$ 31.72	$ 32.31	$ 31.54	$ 28.50	$ 25.34
Income from Investment Operations
Net investment income (loss)B	0.47	1.01	1.07	0.93	0.76
Net realized and unrealized gain (loss)	5.12	(0.56)	0.79	3.03	2.98
Total from investment operations	5.59	0.45	1.86	3.96	3.74
Distributions from net investment income	(0.40)	(1.04)	(1.09)	(0.92)	(0.58)
Total distributions	(0.40)	(1.04)	(1.09)	(0.92)	(0.58)
Net asset value, end of period	$ 36.91	$ 31.72	$ 32.31	$ 31.54	$ 28.50
Total ReturnC,D,E	17.75%	1.86%	6.09%	14.04%	14.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	.29% H	.29%	.29%	.30%	.29% H
Expenses net of fee waivers, if any	.29% H	.29%	.29%	.30%	.29% H
Expenses net of all reductions	.29% H	.29%	.29%	.30%	.29% H
Net investment income (loss)	2.73% H	3.15%	3.42%	3.08%	3.09% H
Supplemental Data
Net assets, end of period (000 omitted)	$313,764	$282,317	$360,229	$346,896	$152,492
Portfolio turnover rateI,J	3% K	35%	35%	38%	52% K

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
64	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity High Dividend ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$ 27.56	$ 30.12	$ 30.15	$ 26.98	$ 25.32
Income from Investment Operations
Net investment income (loss)B	0.53	1.10	1.23	1.09	0.85
Net realized and unrealized gain (loss)	4.45	(2.52)	(0.03)	3.21	1.57
Total from investment operations	4.98	(1.42)	1.20	4.30	2.42
Distributions from net investment income	(0.47)	(1.14)	(1.23)	(1.12)	(0.76)
Distributions from net realized gain	—	—	—	(0.01)	—
Total distributions	(0.47)	(1.14)	(1.23)	(1.13)	(0.76)
Net asset value, end of period	$ 32.07	$ 27.56	$ 30.12	$ 30.15	$ 26.98
Total ReturnC,D,E	18.24%	(4.54)%	4.16%	16.23%	9.61%
Ratios to Average Net AssetsF,G
Expenses before reductions	.29% H	.29%	.29%	.30%	.29% H
Expenses net of fee waivers, if any	.29% H	.29%	.29%	.30%	.29% H
Expenses net of all reductions	.29% H	.29%	.29%	.30%	.29% H
Net investment income (loss)	3.53% H	3.85%	4.15%	3.80%	3.61% H
Supplemental Data
Net assets, end of period (000 omitted)	$659,121	$520,795	$362,952	$171,835	$59,350
Portfolio turnover rateI,J	2% K	49%	50%	53%	57% K

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	65

Financial Highlights
	Fidelity Low Volatility Factor ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$ 38.33	$ 36.37	$ 32.40	$ 28.19	$ 25.31
Income from Investment Operations
Net investment income (loss)B	0.31	0.62	0.62	0.53	0.45
Net realized and unrealized gain (loss)	3.26	1.95	3.92	4.20	2.81
Total from investment operations	3.57	2.57	4.54	4.73	3.26
Distributions from net investment income	(0.28)	(0.61)	(0.57)	(0.52)	(0.38)
Total distributions	(0.28)	(0.61)	(0.57)	(0.52)	(0.38)
Net asset value, end of period	$ 41.62	$ 38.33	$ 36.37	$ 32.40	$ 28.19
Total ReturnC,D,E	9.32%	7.29%	14.20%	16.89%	12.94%
Ratios to Average Net AssetsF,G
Expenses before reductions	.29% H	.29%	.29%	.30%	.29% H
Expenses net of fee waivers, if any	.29% H	.29%	.29%	.30%	.29% H
Expenses net of all reductions	.29% H	.29%	.29%	.30%	.29% H
Net investment income (loss)	1.54% H	1.69%	1.83%	1.73%	1.87% H
Supplemental Data
Net assets, end of period (000 omitted)	$384,941	$350,708	$245,502	$66,420	$33,833
Portfolio turnover rateI,J	23% K	31%	36%	31%	33% K

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
66	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Momentum Factor ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$ 39.26	$ 35.80	$ 33.58	$ 28.60	$ 25.34
Income from Investment Operations
Net investment income (loss)B	0.16	0.42	0.40	0.36	0.36
Net realized and unrealized gain (loss)	5.76	3.47	2.22	4.97	3.19
Total from investment operations	5.92	3.89	2.62	5.33	3.55
Distributions from net investment income	(0.14)	(0.43)	(0.40)	(0.35)	(0.29)
Total distributions	(0.14)	(0.43)	(0.40)	(0.35)	(0.29)
Net asset value, end of period	$ 45.04	$ 39.26	$ 35.80	$ 33.58	$ 28.60
Total ReturnC,D,E	15.13%	11.06%	7.91%	18.72%	14.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	.29% H	.29%	.29%	.30%	.29% H
Expenses net of fee waivers, if any	.29% H	.29%	.29%	.30%	.29% H
Expenses net of all reductions	.29% H	.29%	.29%	.30%	.29% H
Net investment income (loss)	.77% H	1.18%	1.18%	1.14%	1.50% H
Supplemental Data
Net assets, end of period (000 omitted)	$123,849	$88,329	$121,736	$95,702	$35,745
Portfolio turnover rateI,J	55% K	138%	133%	125%	106% K

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	67

Financial Highlights
	Fidelity Quality Factor ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$ 38.19	$ 35.28	$ 33.47	$ 29.11	$ 25.37
Income from Investment Operations
Net investment income (loss)B	0.32	0.62	0.58	0.53	0.45
Net realized and unrealized gain (loss)	4.29	2.90	1.77	4.38	3.62
Total from investment operations	4.61	3.52	2.35	4.91	4.07
Distributions from net investment income	(0.31)	(0.61)	(0.54)	(0.55)	(0.33)
Total distributions	(0.31)	(0.61)	(0.54)	(0.55)	(0.33)
Net asset value, end of period	$ 42.49	$ 38.19	$ 35.28	$ 33.47	$ 29.11
Total ReturnC,D,E	12.12%	10.26%	7.14%	16.95%	16.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	.29% H	.29%	.29%	.30%	.29% H
Expenses net of fee waivers, if any	.29% H	.29%	.29%	.30%	.29% H
Expenses net of all reductions	.29% H	.29%	.29%	.30%	.29% H
Net investment income (loss)	1.56% H	1.74%	1.72%	1.66%	1.84% H
Supplemental Data
Net assets, end of period (000 omitted)	$165,724	$147,022	$162,282	$65,259	$30,569
Portfolio turnover rateI,J	18% K	41%	29%	30%	35% K

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
68	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Small-Mid Multifactor ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Year ended July 31, 2019A
Selected Per-Share Data
Net asset value, beginning of period	$ 23.90	$ 25.50	$24.85
Income from Investment Operations
Net investment income (loss)B	0.27	0.31	0.18
Net realized and unrealized gain (loss)	5.43	(1.58) C	0.64
Total from investment operations	5.70	(1.27)	0.82
Distributions from net investment income	(0.24)	(0.33)	(0.17)
Total distributions	(0.24)	(0.33)	(0.17)
Net asset value, end of period	$ 29.36	$ 23.90	$25.50
Total ReturnD,E,F	23.95%	(4.90)%	3.35%
Ratios to Average Net AssetsG,H
Expenses before reductions	.29% I	.29%	.29% I
Expenses net of fee waivers, if any	.29% I	.29%	.29% I
Expenses net of all reductions	.29% I	.29%	.29% I
Net investment income (loss)	2.05% I	1.32%	1.70% I
Supplemental Data
Net assets, end of period (000 omitted)	$41,101	$19,117	$7,650
Portfolio turnover rateJ,K	26% L	52%	2% L

A	For the period February 26, 2019 (commencement of operations) to July 31, 2019.
B	Calculated based on average shares outstanding during the period.
C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Portfolio turnover rate excludes securities received or delivered in-kind.
L	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	69

Financial Highlights
	Fidelity Stocks For Inflation ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020A
Selected Per-Share Data
Net asset value, beginning of period	$24.07	$24.94
Income from Investment Operations
Net investment income (loss)B	0.26	0.38
Net realized and unrealized gain (loss)	2.15	(0.90)
Total from investment operations	2.41	(0.52)
Distributions from net investment income	(0.66)	(0.35)
Total distributions	(0.66)	(0.35)
Net asset value, end of period	$25.82	$24.07
Total ReturnC,D,E	10.13%	(1.88)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.29%	.29% H
Expenses net of fee waivers, if any	.29%	.29% H
Expenses net of all reductions	.29%	.29% H
Net investment income (loss)	2.08%	2.16% H
Supplemental Data
Net assets, end of period (000 omitted)	$7,747	$3,610
Portfolio turnover rateI,J,K	50%	65%

A	For the period November 5, 2019 (commencement of operations) to July 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Annualized.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Proxy expenses are not annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Amount not annualized.
K	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
70	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
Fidelity U.S. Multifactor ETF
Six months ended January 31, 2021A (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$20.09
Income from Investment Operations
Net investment income (loss)B	0.11
Net realized and unrealized gain (loss)	1.37
Total from investment operations	1.48
Distributions from net investment income	(0.31)
Total distributions	(0.31)
Net asset value, end of period	$21.26
Total ReturnC,D	7.42%
Ratios to Average Net AssetsE,F,G
Expenses before reductions	.29%
Expenses net of fee waivers, if any	.29%
Expenses net of all reductions	.29%
Net investment income (loss)	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$6,379
Portfolio turnover rateH,I,J	1%

A	For the period September 15, 2020 (commencement of operations) to January 31, 2021.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Annualized.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
I	Amount not annualized.
J	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	71

Financial Highlights
	Fidelity Value Factor ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$ 34.85	$ 34.53	$ 33.90	$ 29.72	$ 25.37
Income from Investment Operations
Net investment income (loss)B	0.31	0.73	0.70	0.58	0.49
Net realized and unrealized gain (loss)	5.71	0.28 C	0.59	4.18	4.23
Total from investment operations	6.02	1.01	1.29	4.76	4.72
Distributions from net investment income	(0.30)	(0.69)	(0.66)	(0.58)	(0.37)
Total distributions	(0.30)	(0.69)	(0.66)	(0.58)	(0.37)
Net asset value, end of period	$ 40.57	$ 34.85	$ 34.53	$ 33.90	$ 29.72
Total ReturnD,E,F	17.35%	3.12%	3.95%	16.11%	18.65%
Ratios to Average Net AssetsG,H
Expenses before reductions	.29% I	.29%	.29%	.30%	.29% I
Expenses net of fee waivers, if any	.29% I	.29%	.29%	.30%	.29% I
Expenses net of all reductions	.29% I	.29%	.29%	.30%	.29% I
Net investment income (loss)	1.63% I	2.13%	2.09%	1.79%	1.92% I
Supplemental Data
Net assets, end of period (000 omitted)	$269,770	$189,916	$136,403	$86,450	$38,639
Portfolio turnover rateJ,K	28% L	45%	31%	38%	42% L

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.
B	Calculated based on average shares outstanding during the period.
C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Portfolio turnover rate excludes securities received or delivered in-kind.
L	Amount not annualized.
See accompanying notes which are an integral part of the financial statements.
72	Semi-Annual Report

Notes to Financial Statements
For the period ended January 31, 2021 (Unaudited)
1. Organization.
Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, Fidelity Small-Mid Multifactor ETF (formerly Fidelity Small-Mid Factor ETF), Fidelity Stocks for Inflation ETF, Fidelity U.S. Multifactor ETF and Fidelity Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Semi-Annual Report	73

3. Significant Accounting Policies – continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2021, is included at the end of each Fund’s Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Stocks for Inflation ETF, and of NYSE Arca for all other funds; and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to redemptions in kind, partnerships, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Dividend ETF for Rising Rates	$ 269,251,145	$ 64,279,762	$ (19,488,317)	$ 44,791,445
Fidelity High Dividend ETF	642,842,653	82,748,667	(54,865,300)	27,883,367
Fidelity Low Volatility Factor ETF	357,512,213	38,694,948	(11,355,470)	27,339,478
74	Semi-Annual Report

Notes to Financial Statements  – continued
3. Significant Accounting Policies – continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Momentum Factor ETF	$ 102,193,197	$ 24,446,040	$ (1,557,612)	$ 22,888,428
Fidelity Quality Factor ETF	144,323,281	26,897,186	(4,855,042)	22,042,144
Fidelity Small-Mid Multifactor ETF	34,811,938	6,775,682	(505,167)	6,270,515
Fidelity Stocks for Inflation ETF	7,352,425	477,517	(110,987)	366,530
Fidelity U.S. Multifactor ETF	6,160,219	353,324	(136,312)	217,012
Fidelity Value Factor ETF	233,697,478	45,523,834	(5,962,681)	39,561,153
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.
	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Dividend ETF for Rising Rates	$ (16,366,117)	$ (16,048,081)	$ (32,414,198)
Fidelity High Dividend ETF	(18,388,530)	(11,988,219)	(30,376,749)
Fidelity Low Volatility Factor ETF	(5,672,086)	(964,227)	(6,636,313)
Fidelity Momentum Factor ETF	(12,959,275)	—	(12,959,275)
Fidelity Quality Factor ETF	(5,793,113)	(2,387,780)	(8,180,893)
Fidelity Small-Mid Multifactor ETF	(481,247)	—	(481,247)
Fidelity Value Factor ETF	(5,977,716)	(3,367,805)	(9,345,521)
Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.
The Funds' use of derivatives increased or decreased their exposure to the following risk:
Equity risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.
Semi-Annual Report	75

4. Derivative Instruments – continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statements of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.
	Purchases	Sales
Fidelity Dividend ETF for Rising Rates	$ 8,354,197	$ 7,928,887
Fidelity High Dividend ETF	12,570,670	9,112,959
Fidelity Low Volatility Factor ETF	89,818,632	87,209,236
Fidelity Momentum Factor ETF	54,991,531	54,953,061
Fidelity Quality Factor ETF	27,366,672	27,078,693
Fidelity Small-Mid Multifactor ETF	7,338,297	7,149,463
Fidelity Stocks for Inflation ETF	2,107,969	2,166,630
Fidelity U.S. Multifactor ETF	45,922	64,925
Fidelity Value Factor ETF	64,281,996	63,711,712
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-kind Subscriptions	In-kind Redemptions
Fidelity Dividend ETF for Rising Rates	$ 1,829,781	$ 14,860,015
Fidelity High Dividend ETF	52,239,873	2,707,324
Fidelity Low Volatility Factor ETF	96,241,392	95,631,226
Fidelity Momentum Factor ETF	42,475,383	20,283,163
Fidelity Quality Factor ETF	33,975,463	31,527,806
Fidelity Small-Mid Multifactor ETF	21,023,181	4,877,765
Fidelity Stocks for Inflation ETF	3,848,738	—
Fidelity U.S. Multifactor ETF	7,164,426	1,029,877
Fidelity Value Factor ETF	52,468,813	7,220,519
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .29% of each Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expense. For each Fund, with the exception of Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF and Fidelity U.S. Multifactor ETF, the management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.
Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.
76	Semi-Annual Report

Notes to Financial Statements  – continued
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund’s daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Dividend ETF for Rising Rates	$ 126	$ —	$ —
Fidelity High Dividend ETF	902	—	—
Fidelity Low Volatility Factor ETF	78	—	—
Fidelity Momentum Factor ETF	128	—	—
Fidelity Quality Factor ETF	47	—	—
Fidelity Value Factor ETF	382	—	—
8. Expense Reductions.
Through arrangements with each applicable Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund’s expenses by the following amounts:
Amount
Fidelity Low Volatility Factor ETF	$ 2
Fidelity Momentum Factor ETF	3
Fidelity Quality Factor ETF	5
Fidelity Small-Mid Multifactor ETF	2
Fidelity Stocks for Inflation ETF	1
Fidelity Value Factor ETF	7
9. Share Transactions.
The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a Fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.
10. Other.
The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
Semi-Annual Report	77

11. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds’ performance.
78	Semi-Annual Report

Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021) for Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF and Fidelity Value Factor ETF and for the period (September 15, 2020 to January 31, 2021) for Fidelity U.S. Multifactor ETF. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2020 to January 31, 2021).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value	Ending Account Value January 31, 2021	Expenses Paid During Period
Fidelity Dividend ETF For Rising Rates	0.29%
Actual		$ 1,000.00	$ 1,177.50	$ 1.59B
Hypothetical C		$ 1,000.00	$ 1,023.74	$ 1.48D
Fidelity High Dividend ETF	0.29%
Actual		$ 1,000.00	$ 1,182.40	$ 1.60B
Hypothetical C		$ 1,000.00	$ 1,023.74	$ 1.48D
Fidelity Low Volatility Factor ETF	0.29%
Actual		$ 1,000.00	$ 1,093.20	$ 1.53B
Hypothetical C		$ 1,000.00	$ 1,023.74	$ 1.48D
Fidelity Momentum Factor ETF	0.29%
Actual		$ 1,000.00	$ 1,151.30	$ 1.57B
Hypothetical C		$ 1,000.00	$ 1,023.74	$ 1.48D
Fidelity Quality Factor ETF	0.29%
Actual		$ 1,000.00	$ 1,121.20	$ 1.55B
Hypothetical C		$ 1,000.00	$ 1,023.74	$ 1.48D
Fidelity Small-Mid Multifactor ETF	0.29%
Actual		$ 1,000.00	$ 1,239.50	$ 1.64B
Hypothetical C		$ 1,000.00	$ 1,023.74	$ 1.48D
Semi-Annual Report	79

	Annualized Expense RatioA	Beginning Account Value	Ending Account Value January 31, 2021	Expenses Paid During Period
Fidelity Stocks For Inflation ETF	0.29%
Actual		$ 1,000.00	$ 1,101.30	$ 1.54B
Hypothetical C		$ 1,000.00	$ 1,023.74	$ 1.48D
Fidelity U.S. Multifactor ETF	0.29%
Actual		$ 1,000.00	$ 1,074.20	$ 1.15B
Hypothetical C		$ 1,000.00	$ 1,017.94	$ 1.11D
Fidelity Value Factor ETF	0.29%
Actual		$ 1,000.00	$ 1,173.50	$ 1.59B
Hypothetical C		$ 1,000.00	$ 1,023.74	$ 1.48D

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF and Fidelity Value Factor ETF and multiplied by 139/365 (to reflect the period September 15, 2020 to January 31, 2021) for Fidelity U.S. Multifactor ETF.
C	5% return per year before expenses.
D	Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
80	Semi-Annual Report

Board Approval of Investment Advisory Contracts
Fidelity Factor ETFs
At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for each fund, including each fund’s sub-advisory agreement with Geode Capital Management, LLC, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board’s meeting calendar.
The Board considered that the approval of each fund’s Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund’s assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund’s Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund’s Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that each fund’s Advisory Contracts are fair and reasonable, and that each fund’s Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.
In connection with its consideration of future renewals of each fund’s Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each fund’s management fee structures are fair and reasonable, and that the continuation of the funds’ Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.
Semi-Annual Report	81

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82	Semi-Annual Report

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Semi-Annual Report	83

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84	Semi-Annual Report

CPF-SANN-0321
1.9881295.104

Fidelity® Blue Chip Growth ETF
Fidelity® Blue Chip Value ETF
Fidelity® New Millennium ETF
Semi-Annual Report
January 31, 2021

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2021 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Semi-Annual Report	3

Note to Shareholders:
Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.
In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.
The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are "exogenous shocks" that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.
Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
4	Semi-Annual Report

Fidelity® Blue Chip Growth ETF
Investment Summary (Unaudited)
Top Ten Stocks as of January 31, 2021
% of fund's net assets
Apple, Inc.	9.4
Amazon.com, Inc.	8.0
Microsoft Corp.	6.2
Alphabet, Inc. Class A	5.1
Tesla, Inc.	4.8
Facebook, Inc. Class A	3.7
NVIDIA Corp.	3.2
Marvell Technology Group Ltd.	2.5
Salesforce.com, Inc.	2.0
Uber Technologies, Inc.	1.9
46.8

Top Five Market Sectors as of January 31, 2021
% of fund's net assets
Information Technology	36.1
Consumer Discretionary	31.6
Communication Services	14.1
Health Care	7.2
Industrials	5.1

Asset Allocation as of January 31, 2021
* Foreign investments – 11.1%
Semi-Annual Report	5

Fidelity® Blue Chip Value ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021
% of fund's net assets
Berkshire Hathaway, Inc. Class B	4.4
Comcast Corp. Class A	3.5
Cigna Corp.	2.5
Bank of America Corp.	2.4
Cisco Systems, Inc.	2.3
The Procter & Gamble Co.	2.3
UnitedHealth Group, Inc.	2.2
Bristol-Myers Squibb Co.	2.2
CBRE Group, Inc. Class A	2.0
JPMorgan Chase & Co.	2.0
25.8

Top Five Market Sectors as of January 31, 2021
% of fund's net assets
Financials	20.3
Health Care	16.2
Communication Services	11.9
Utilities	10.9
Industrials	9.8

Asset Allocation as of January 31, 2021
* Foreign investments – 7.8%
6	Semi-Annual Report

Fidelity® New Millennium ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021
% of fund's net assets
General Electric Co.	6.8
Wells Fargo & Co.	3.6
Comcast Corp. Class A	2.8
Exxon Mobil Corp.	2.5
Bank of America Corp.	2.1
The PNC Financial Services Group, Inc.	2.0
Hess Corp.	1.9
American International Group, Inc.	1.9
Eli Lilly & Co.	1.8
Verizon Communications, Inc.	1.6
27.0

Top Five Market Sectors as of January 31, 2021
% of fund's net assets
Financials	18.5
Industrials	16.2
Health Care	16.1
Information Technology	10.8
Consumer Discretionary	10.5

Asset Allocation as of January 31, 2021
* Foreign investments – 9.1%
Semi-Annual Report	7

Fidelity® Blue Chip Growth ETF
Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.5%
	Shares	Value
COMMUNICATION SERVICES – 14.1%
Entertainment – 3.9%
Activision Blizzard, Inc.	16,007	$ 1,456,637
Bilibili, Inc. ADR (a)	1,443	164,343
Madison Square Garden Entertainment Corp. (a)	2,331	206,876
Motorsport Games, Inc. Class A (a)	756	22,816
Netflix, Inc. (a)	5,509	2,932,937
Roku, Inc. (a)	3,359	1,306,752
Sea Ltd. ADR (a)	14,132	3,062,546
The Walt Disney Co. (a)	1,136	191,041
		9,343,948
Interactive Media & Services – 9.9%
Alphabet, Inc. Class A (a)	6,754	12,341,989
Facebook, Inc. Class A (a)	34,438	8,896,369
Match Group, Inc. (a)	5,328	745,174
Pinterest, Inc. Class A (a)	2,365	162,026
Snap, Inc. Class A (a)	20,381	1,078,970
Yandex N.V. Class A (a)	3,000	187,920
Zillow Group, Inc. Class C (a)	760	99,150
ZoomInfo Technologies, Inc. Class A (a)	7,602	364,972
		23,876,570
Wireless Telecommunication Services – 0.3%
T-Mobile US, Inc. (a)	5,175	652,464
TOTAL COMMUNICATION SERVICES		33,872,982
CONSUMER DISCRETIONARY – 31.6%
Automobiles – 5.6%
Fisker, Inc. (a)	1,641	24,664
General Motors Co.	1,016	51,491
Harley-Davidson, Inc.	12,655	507,339
Li Auto, Inc. ADR (a)	1,273	41,054
Lordstown Motors Corp. Class A (a)	18,109	455,985
NIO, Inc. ADR (a)	1,123	64,011
Niu Technologies ADR (a)	4,424	193,462
Tesla, Inc. (a)	14,644	11,620,453
XPeng, Inc. ADR (a)	9,544	459,830
		13,418,289
Diversified Consumer Services – 0.1%
Bright Horizons Family Solutions, Inc. (a)	2,455	373,086
Hotels, Restaurants & Leisure – 3.5%
Airbnb, Inc. Class A (a)	4,777	877,201
Boyd Gaming Corp.	11,836	534,514
Caesars Entertainment, Inc. (a)	16,724	1,177,202
Chipotle Mexican Grill, Inc. (a)	908	1,343,840
Churchill Downs, Inc.	2,631	493,181
DraftKings, Inc. Class A (a)	384	20,778
Hilton Worldwide Holdings, Inc.	2,717	275,477
Las Vegas Sands Corp.	6,022	289,598
Marriott International, Inc. Class A	3,983	463,263

	Shares	Value

MGM Resorts International	9,967	$ 284,658
Norwegian Cruise Line Holdings Ltd. (a)	4,802	108,765
Penn National Gaming, Inc. (a)	13,978	1,449,798
Planet Fitness, Inc. Class A (a)	1,873	134,856
SeaWorld Entertainment, Inc. (a)	1,518	43,369
Texas Roadhouse, Inc.	3,634	276,947
Vail Resorts, Inc.	1,323	351,865
Wynn Resorts Ltd.	3,696	367,863
		8,493,175
Household Durables – 0.9%
D.R. Horton, Inc.	1,441	110,669
KB Home	3,310	137,828
Lennar Corp. Class A	2,568	213,529
Purple Innovation, Inc. (a)	4,942	168,226
Sonos, Inc. (a)	1,784	46,652
Sony Corp. ADR	1,645	157,443
Taylor Morrison Home Corp. (a)	9,131	237,223
Tempur Sealy International, Inc. (a)	9,155	241,692
Toll Brothers, Inc.	4,636	236,900
Tri Pointe Homes, Inc. (a)	14,161	286,052
Tupperware Brands Corp. (a)	12,986	390,619
		2,226,833
Internet & Direct Marketing Retail – 12.4%
Alibaba Group Holding Ltd. ADR (a)	9,117	2,314,168
Amazon.com, Inc. (a)	6,009	19,266,056
Booking Holdings, Inc. (a)	27	52,497
ContextLogic, Inc. Class A (a)	1,981	59,569
DoorDash, Inc. Class A (a)	1,391	268,838
eBay, Inc.	5,960	336,800
Etsy, Inc. (a)	2,184	434,812
Expedia Group, Inc.	5,219	647,678
Farfetch Ltd. Class A (a)	8,246	504,985
Fiverr International Ltd. (a)	621	128,243
JD.com, Inc. ADR (a)	7,826	694,088
Jumia Technologies AG ADR (a)	9,290	534,639
Magnite, Inc. (a)	702	24,317
MercadoLibre, Inc. (a)	670	1,192,272
Ozon Holdings PLC ADR (a)	852	41,186
Pinduoduo, Inc. ADR (a)	12,723	2,108,328
The RealReal, Inc. (a)	21,680	513,382
Wayfair, Inc. Class A (a)	2,049	557,984
		29,679,842
Leisure Products – 0.5%
Peloton Interactive, Inc. Class A (a)	5,682	830,310
Vista Outdoor, Inc. (a)	9,810	286,158
		1,116,468
Multiline Retail – 0.7%
Dollar Tree, Inc. (a)	3,710	377,159
Nordstrom, Inc.	15,317	542,988
Ollie's Bargain Outlet Holdings, Inc. (a)	3,751	355,332

See accompanying notes which are an integral part of the financial statements.
8	Semi-Annual Report

Fidelity® Blue Chip Growth ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
CONSUMER DISCRETIONARY – continued
Multiline Retail – continued
Target Corp.	2,327	$ 421,582
		1,697,061
Specialty Retail – 4.9%
American Eagle Outfitters, Inc.	35,949	815,683
Aritzia, Inc. (a)	4,861	101,116
Burlington Stores, Inc. (a)	2,218	552,060
Carvana Co. (a)	7,859	2,052,692
Dick's Sporting Goods, Inc.	3,053	204,582
Five Below, Inc. (a)	4,375	768,819
Floor & Decor Holdings, Inc. Class A (a)	13,027	1,199,396
Lowe's Cos., Inc.	18,610	3,105,079
MYT Netherlands Parent BV ADR (a)	701	23,077
RH (a)	3,526	1,676,119
Shift Technologies, Inc. (a)	11,499	94,292
The Gap, Inc. (a)	963	19,501
The Home Depot, Inc.	3,020	817,876
Ulta Beauty, Inc. (a)	361	100,993
Vroom, Inc. (a)	3,531	130,047
		11,661,332
Textiles, Apparel & Luxury Goods – 3.0%
Capri Holdings Ltd. (a)	22,662	944,099
Crocs, Inc. (a)	14,852	1,039,937
Deckers Outdoor Corp. (a)	2,142	625,421
Lululemon Athletica, Inc. (a)	1,107	363,849
NIKE, Inc. Class B	25,854	3,453,836
PVH Corp.	7,232	616,600
Tapestry, Inc.	5,303	167,681
Under Armour, Inc. Class A (a)	5,559	97,282
		7,308,705
TOTAL CONSUMER DISCRETIONARY		75,974,791
CONSUMER STAPLES – 1.3%
Beverages – 0.7%
Celsius Holdings, Inc. (a)	2,847	152,030
Constellation Brands, Inc. Class A	1,707	360,058
Monster Beverage Corp. (a)	6,200	538,346
The Boston Beer Co., Inc. Class A (a)	642	588,643
		1,639,077
Food & Staples Retailing – 0.2%
Performance Food Group Co. (a)	3,610	169,237
Walgreens Boots Alliance, Inc.	2,965	148,991
		318,228
Food Products – 0.2%
Bunge Ltd.	2,130	139,387
Darling Ingredients, Inc. (a)	2,466	152,917
Freshpet, Inc. (a)	256	35,663
Village Farms International, Inc. (a)	14,656	173,234
		501,201

	Shares	Value

Personal Products – 0.2%
Herbalife Nutrition Ltd. (a)	8,530	$434,689
Yatsen Holding Ltd. ADR (a)	423	8,117
		442,806
Tobacco – 0.0%
RLX Technology, Inc. ADR (a)	3,129	70,403
TOTAL CONSUMER STAPLES		2,971,715
ENERGY – 0.4%
Energy Equipment & Services – 0.1%
Schlumberger N.V.	6,282	139,523
Oil, Gas & Consumable Fuels – 0.3%
ConocoPhillips	3,797	151,994
EOG Resources, Inc.	2,829	144,166
Hess Corp.	364	19,649
HollyFrontier Corp.	759	21,601
Occidental Petroleum Corp.	5,444	109,207
Pioneer Natural Resources Co.	997	120,537
Renewable Energy Group, Inc. (a)	1,000	89,600
Suncor Energy, Inc.	7,466	124,886
		781,640
TOTAL ENERGY		921,163
FINANCIALS – 1.2%
Banks – 0.4%
Citigroup, Inc.	8,366	485,144
JPMorgan Chase & Co.	372	47,865
Wells Fargo & Co.	18,842	562,999
		1,096,008
Capital Markets – 0.4%
ArcLight Clean Transition Corp. Class A (a)	1,859	44,560
Experience Investment Corp. Class A (a)	18,995	280,176
InterPrivate Acquisition Corp. (a)	2,135	31,513
Jaws Acquisition Corp. Class A (a)	3,968	51,624
Morgan Stanley	2,389	160,182
Open Lending Corp. Class A (a)	4,210	152,781
Star Peak Energy Transition Corp. Class A (a)	655	17,751
The Goldman Sachs Group, Inc.	536	145,347
		883,934
Consumer Finance – 0.3%
Ally Financial, Inc.	9,414	356,226
American Express Co.	378	43,946
Capital One Financial Corp.	2,613	272,431
		672,603
Insurance – 0.1%
eHealth, Inc. (a)	4,525	216,521
GoHealth, Inc. Class A (a)	1,318	17,543
Goosehead Insurance, Inc. Class A	349	46,626

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	9

Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Insurance – continued
Selectquote, Inc. (a)	821	$ 17,340
		298,030
TOTAL FINANCIALS		2,950,575
HEALTH CARE – 7.2%
Biotechnology – 2.4%
4D Molecular Therapeutics, Inc. (a)	1,053	44,605
ACADIA Pharmaceuticals, Inc. (a)	2,261	108,641
Acceleron Pharma, Inc. (a)	2,080	240,302
ADC Therapeutics S.A. (a)	536	15,313
Agios Pharmaceuticals, Inc. (a)	2,259	106,105
Akouos, Inc. (a)	1,957	31,155
Allakos, Inc. (a)	345	45,999
Alnylam Pharmaceuticals, Inc. (a)	3,478	523,369
Annexon, Inc. (a)	1,898	41,756
Ascendis Pharma A/S ADR (a)	1,529	229,579
Avidity Biosciences, Inc. (a)	584	13,362
BeiGene Ltd. ADR (a)	950	304,000
BioAtla, Inc. (a)	1,541	67,758
Biohaven Pharmaceutical Holding Co. Ltd. (a)	156	13,294
Bioxcel Therapeutics, Inc. (a)	384	17,787
Bridgebio Pharma, Inc. (a)	930	52,787
CareDx, Inc. (a)	785	59,998
Cullinan Management, Inc. (a)	778	29,572
FibroGen, Inc. (a)	2,459	118,475
Forma Therapeutics Holdings, Inc. (a)	1,383	53,425
Generation Bio Co. (a)	805	21,196
Gracell Biotechnologies, Inc. ADR (a)	896	18,565
Invitae Corp. (a)	1,001	49,569
Kinnate Biopharma, Inc. (a)	639	20,959
Kronos Bio, Inc. (a)	1,446	39,751
Kura Oncology, Inc. (a)	1,003	30,040
Mirati Therapeutics, Inc. (a)	305	62,626
Moderna, Inc. (a)	188	32,554
Natera, Inc. (a)	631	67,290
Neurocrine Biosciences, Inc. (a)	2,398	263,180
Novavax, Inc. (a)	833	184,043
Prelude Therapeutics, Inc. (a)	649	42,153
Protagonist Therapeutics, Inc. (a)	614	12,716
Regeneron Pharmaceuticals, Inc. (a)	2,794	1,407,729
Relay Therapeutics, Inc. (a)	804	39,862
REVOLUTION Medicines, Inc. (a)	134	5,647
Sage Therapeutics, Inc. (a)	2,724	219,691
Seagen, Inc. (a)	373	61,273
Shattuck Labs, Inc. (a)	511	25,351
Silverback Therapeutics, Inc. (a)	1,357	59,599
Taysha Gene Therapies, Inc. (a)	455	11,830
TG Therapeutics, Inc. (a)	937	45,229

	Shares	Value

Turning Point Therapeutics, Inc. (a)	2,836	$ 355,890
Twist Bioscience Corp. (a)	164	26,985
Vaxcyte, Inc. (a)	1,143	28,038
Zai Lab Ltd. ADR (a)	2,630	420,984
		5,670,032
Health Care Equipment & Supplies – 2.1%
Align Technology, Inc. (a)	212	111,381
AtriCure, Inc. (a)	298	17,352
Axonics Modulation Technologies, Inc. (a)	3,341	172,730
CryoPort, Inc. (a)	648	44,194
Danaher Corp.	1,960	466,166
DexCom, Inc. (a)	2,487	932,252
Hologic, Inc. (a)	4,286	341,723
Inmode Ltd. (a)	1,566	92,175
Intuitive Surgical, Inc. (a)	2,075	1,551,353
Novocure Ltd. (a)	1,587	255,443
Outset Medical, Inc. (a)	398	20,628
Pulmonx Corp. (a)	133	7,544
Shockwave Medical, Inc. (a)	4,546	527,518
Tandem Diabetes Care, Inc. (a)	5,682	526,437
		5,066,896
Health Care Providers & Services – 0.6%
1Life Healthcare, Inc. (a)	3,631	183,729
Castle Biosciences, Inc. (a)	629	42,036
Cigna Corp.	798	173,206
Guardant Health, Inc. (a)	1,796	279,278
Humana, Inc.	1,511	578,879
Oak Street Health, Inc. (a)	2,309	119,768
Owens & Minor, Inc.	1,705	49,581
		1,426,477
Health Care Technology – 0.2%
American Well Corp. Class A (a)	1,657	58,674
Certara, Inc. (a)	1,891	65,088
GoodRx Holdings, Inc. Class A (a)	5,241	244,336
		368,098
Life Sciences Tools & Services – 0.8%
10X Genomics, Inc. Class A (a)	600	102,690
Avantor, Inc. (a)	5,297	156,208
Berkeley Lights, Inc. (a)	764	55,008
Bio-Rad Laboratories, Inc. Class A (a)	197	113,033
Maravai LifeSciences Holdings, Inc. Class A (a)	1,490	51,912
NanoString Technologies, Inc. (a)	112	7,843
Seer, Inc. (a)	650	40,560
Sotera Health Co. (a)	1,545	40,309
Thermo Fisher Scientific, Inc.	2,803	1,428,689
		1,996,252
Pharmaceuticals – 1.1%
Aphria, Inc. (a)	12,982	158,121
Arvinas, Inc. (a)	608	45,868
See accompanying notes which are an integral part of the financial statements.
10	Semi-Annual Report

Fidelity® Blue Chip Growth ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Atea Pharmaceuticals, Inc. (a)	1,387	$ 101,251
Eli Lilly & Co.	120	24,956
Graybug Vision, Inc. (a)	3,965	121,527
Harmony Biosciences Holdings, Inc. (a)	619	22,197
Horizon Therapeutics PLC (a)	8,362	606,078
Intra-Cellular Therapies, Inc. (a)	1,219	39,191
Nektar Therapeutics (a)	4,796	94,481
Zoetis, Inc.	9,515	1,467,689
		2,681,359
TOTAL HEALTH CARE		17,209,114
INDUSTRIALS – 5.1%
Aerospace & Defense – 0.3%
Axon Enterprise, Inc. (a)	2,213	363,286
The Boeing Co.	1,651	320,608
		683,894
Air Freight & Logistics – 0.3%
FedEx Corp.	3,168	745,557
Airlines – 0.3%
American Airlines Group, Inc.	4,232	72,663
Delta Air Lines, Inc.	5,558	210,982
JetBlue Airways Corp. (a)	17,081	244,942
Spirit Airlines, Inc. (a)	3,982	103,293
United Airlines Holdings, Inc. (a)	2,254	90,137
		722,017
Building Products – 0.3%
Builders FirstSource, Inc. (a)	5,428	207,621
Carrier Global Corp.	6,203	238,816
The AZEK Co., Inc. (a)	7,010	279,629
Trane Technologies PLC	95	13,618
		739,684
Commercial Services & Supplies – 0.0%
Driven Brands Holdings, Inc. (a)	1,751	49,203
Construction & Engineering – 0.1%
Dycom Industries, Inc. (a)	3,321	269,466
Quanta Services, Inc.	587	41,366
		310,832
Electrical Equipment – 0.4%
Array Technologies, Inc. (a)	10,229	416,934
Bloom Energy Corp. Class A (a)	6,640	231,802
Sunrun, Inc. (a)	5,615	388,951
		1,037,687
Industrial Conglomerates – 0.2%
General Electric Co.	31,241	333,654
Machinery – 0.1%
Caterpillar, Inc.	223	40,773
Deere & Co.	475	137,180

	Shares	Value

Desktop Metal, Inc. Class A (a)	1,078	$ 24,762
		202,715
Professional Services – 0.1%
Upwork, Inc. (a)	7,930	328,698
Road & Rail – 3.0%
LYFT, Inc. Class A (a)	58,562	2,603,667
Uber Technologies, Inc. (a)	88,796	4,522,380
		7,126,047
TOTAL INDUSTRIALS		12,279,988
INFORMATION TECHNOLOGY – 36.1%
Communications Equipment – 0.0%
F5 Networks, Inc. (a)	117	22,926
Electronic Equipment, Instruments & Components – 0.4%
908 Devices, Inc. (a)	368	20,281
II-VI, Inc. (a)	12,643	1,062,897
		1,083,178
IT Services – 4.0%
Endava PLC ADR (a)	522	41,269
MongoDB, Inc. (a)	885	327,105
PayPal Holdings, Inc. (a)	13,030	3,053,059
Repay Holding Corp. (a)	3,569	79,053
Shopify, Inc. Class A (a)	1,287	1,403,285
Snowflake, Inc. Class A (a)	735	200,251
Square, Inc. Class A (a)	6,335	1,368,107
Twilio, Inc. Class A (a)	4,034	1,449,941
Visa, Inc. Class A	8,717	1,684,560
		9,606,630
Semiconductors & Semiconductor Equipment – 9.5%
Advanced Micro Devices, Inc. (a)	18,338	1,570,466
Allegro MicroSystems, Inc. (a)	1,982	55,337
Ambarella, Inc. (a)	707	66,713
Analog Devices, Inc.	140	20,626
Cirrus Logic, Inc. (a)	763	71,485
Enphase Energy, Inc. (a)	4,437	809,087
First Solar, Inc. (a)	1,692	167,762
Lam Research Corp.	374	180,997
Lattice Semiconductor Corp. (a)	1,027	41,193
Marvell Technology Group Ltd.	115,698	5,953,819
Microchip Technology, Inc.	146	19,872
Micron Technology, Inc. (a)	21,140	1,654,628
NVIDIA Corp.	14,900	7,741,891
NXP Semiconductors N.V.	20,159	3,234,915
ON Semiconductor Corp. (a)	9,108	314,135
SolarEdge Technologies, Inc. (a)	1,267	365,314
Synaptics, Inc. (a)	773	76,697
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,800	218,736
Universal Display Corp.	1,252	288,987
		22,852,660

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	11

Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
Software – 12.8%
Adobe, Inc. (a)	6,040	$ 2,770,971
Anaplan, Inc. (a)	645	43,022
Atlassian Corp. PLC Class A (a)	321	74,193
Autodesk, Inc. (a)	807	223,886
Avalara, Inc. (a)	1,037	155,550
Bill.com Holdings, Inc. (a)	1,352	164,782
Cerence, Inc. (a)	573	64,124
Cloudflare, Inc. Class A (a)	4,161	318,982
Coupa Software, Inc. (a)	650	201,415
Crowdstrike Holdings, Inc. Class A (a)	2,528	545,542
Digital Turbine, Inc. (a)	2,451	140,222
Docebo, Inc. (a)	730	36,033
DocuSign, Inc. (a)	2,364	550,552
Elastic N.V. (a)	488	74,156
FireEye, Inc. (a)	2,318	48,678
Five9, Inc. (a)	888	147,630
HubSpot, Inc. (a)	1,585	589,937
Intuit, Inc.	137	49,489
Lightspeed POS, Inc. (a)	6,581	427,823
Microsoft Corp.	63,949	14,833,610
Nuance Communications, Inc. (a)	7,133	324,837
Palo Alto Networks, Inc. (a)	123	43,142
Paycom Software, Inc. (a)	100	37,974
RingCentral, Inc. Class A (a)	1,489	555,278
Salesforce.com, Inc. (a)	21,376	4,821,571
ServiceNow, Inc. (a)	1,603	870,685
Telos Corp. (a)	791	27,922
The Trade Desk, Inc. Class A (a)	942	721,563
Workday, Inc. Class A (a)	3,033	690,098
Zoom Video Communications, Inc. Class A (a)	3,054	1,136,302
		30,689,969
Technology Hardware, Storage & Peripherals – 9.4%
Apple, Inc.	170,323	22,475,823
TOTAL INFORMATION TECHNOLOGY		86,731,186
MATERIALS – 0.8%
Chemicals – 0.6%
Corteva, Inc.	4,685	186,744
Linde PLC (a)	380	93,252
Nutrien Ltd.	9,008	443,655
Olin Corp.	6,617	158,213
PPG Industries, Inc.	1,157	155,860
The Chemours Co.	12,742	335,624
The Mosaic Co.	5,816	150,983
		1,524,331
Containers & Packaging – 0.1%
Westrock Co.	2,915	120,768

	Shares	Value

Metals & Mining – 0.1%
ArcelorMittal S.A. (a)	5,033	$ 108,662
Freeport-McMoRan, Inc.	6,768	182,127
Gatos Silver, Inc. (a)	2,504	33,078
		323,867
TOTAL MATERIALS		1,968,966
REAL ESTATE – 0.6%
Equity Real Estate Investment Trusts (REITs) – 0.1%
Park Hotels & Resorts, Inc.	2,670	44,535
Simon Property Group, Inc.	3,102	288,269
		332,804
Real Estate Management & Development – 0.5%
KE Holdings, Inc. ADR (a)	3,861	228,185
Opendoor Technologies, Inc. (a)	2,997	78,282
Realogy Holdings Corp. (a)	1,361	19,326
Redfin Corp. (a)	10,710	762,659
		1,088,452
TOTAL REAL ESTATE		1,421,256
UTILITIES – 0.1%
Electric Utilities – 0.0%
PG&E Corp. (a)	3,151	36,016
Independent Power and Renewable Electricity Producers – 0.1%
Brookfield Renewable Corp. Class A	779	43,673
The AES Corp.	4,801	117,096
		160,769
TOTAL UTILITIES		196,785
TOTAL COMMON STOCKS (Cost $210,130,163)		236,498,521
Exchange Traded Fund – 0.6%

SPDR S&P Biotech ETF (Cost $1,253,392)	10,186	1,557,236
Money Market Fund – 0.7%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,608,259)	1,608,259	1,608,259
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $212,991,814)		239,664,016
NET OTHER ASSETS (LIABILITIES) – 0.2%		496,796
NET ASSETS – 100.0%		$ 240,160,812

Security Type Abbreviations
ETF –	Exchange-Traded Fund

See accompanying notes which are an integral part of the financial statements.
12	Semi-Annual Report

Fidelity® Blue Chip Growth ETF
Schedule of Investments (Unaudited)–continued
Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 33,872,982	$ 33,872,982	$ —	$ —
Consumer Discretionary	75,974,791	75,974,791	—	—
Consumer Staples	2,971,715	2,971,715	—	—
Energy	921,163	921,163	—	—
Financials	2,950,575	2,950,575	—	—
Health Care	17,209,114	17,209,114	—	—
Industrials	12,279,988	12,279,988	—	—
Information Technology	86,731,186	86,731,186	—	—
Materials	1,968,966	1,968,966	—	—
Real Estate	1,421,256	1,421,256	—	—
Utilities	196,785	196,785	—	—
Money Market Fund	1,608,259	1,608,259	—	—
Exchange Traded Fund	1,557,236	1,557,236	—	—
Total Investments in Securities:	$ 239,664,016	$ 239,664,016	$ —	$ —

Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	88.7
Bermuda	2.5
Cayman Islands	2.3
Netherlands	1.4
Singapore	1.3
Canada	1.2
Others (Individually Less Than 1%)	2.4
99.8%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	13

Fidelity® Blue Chip Value ETF
Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 97.0%
	Shares	Value
COMMUNICATION SERVICES – 11.9%
Diversified Telecommunication Services – 1.9%
Verizon Communications, Inc.	16,820	$ 920,895
Entertainment – 0.7%
Electronic Arts, Inc.	1,066	152,651
Lions Gate Entertainment Corp. Class B (a)	14,774	182,607
		335,258
Interactive Media & Services – 2.3%
Alphabet, Inc. Class A (a)	457	835,104
Facebook, Inc. Class A (a)	1,252	323,429
		1,158,533
Media – 5.9%
Comcast Corp. Class A	34,850	1,727,514
Fox Corp. Class A	5,587	174,203
The Interpublic Group of Cos., Inc.	29,902	719,741
WPP PLC ADR	5,480	284,631
		2,906,089
Wireless Telecommunication Services – 1.1%
T-Mobile US, Inc. (a)	4,431	558,660
TOTAL COMMUNICATION SERVICES		5,879,435
CONSUMER DISCRETIONARY – 8.0%
Auto Components – 0.9%
Lear Corp.	3,009	453,637
Household Durables – 0.9%
Newell Brands, Inc.	7,456	179,093
Whirlpool Corp.	1,409	260,792
		439,885
Multiline Retail – 0.9%
Dollar General Corp.	2,279	443,516
Specialty Retail – 3.1%
Best Buy Co., Inc.	5,325	579,466
Dick's Sporting Goods, Inc.	3,620	242,576
Lowe's Cos., Inc.	3,015	503,053
Williams-Sonoma, Inc.	1,265	163,084
		1,488,179
Textiles, Apparel & Luxury Goods – 2.2%
PVH Corp.	7,589	647,038
Tapestry, Inc.	14,122	446,538
		1,093,576
TOTAL CONSUMER DISCRETIONARY		3,918,793
CONSUMER STAPLES – 6.5%
Food & Staples Retailing – 1.9%
The Kroger Co.	16,579	571,976
US Foods Holding Corp. (a)	12,651	392,054
		964,030

	Shares	Value

Food Products – 2.0%
Mondelez International, Inc. Class A	15,089	$836,534
Tyson Foods, Inc. Class A	2,118	136,209
		972,743
Household Products – 2.6%
Spectrum Brands Holdings, Inc.	2,134	161,266
The Procter & Gamble Co.	8,756	1,122,607
		1,283,873
TOTAL CONSUMER STAPLES		3,220,646
ENERGY – 0.6%
Oil, Gas & Consumable Fuels – 0.6%
Cabot Oil & Gas Corp.	14,577	267,196
FINANCIALS – 20.3%
Banks – 7.3%
Bank of America Corp.	40,792	1,209,483
Cullen/Frost Bankers, Inc.	1,648	152,011
JPMorgan Chase & Co.	7,590	976,605
M&T Bank Corp.	4,380	580,219
The PNC Financial Services Group, Inc.	4,778	685,739
		3,604,057
Capital Markets – 1.8%
Affiliated Managers Group, Inc.	3,141	346,107
BlackRock, Inc.	283	198,456
Invesco Ltd.	9,136	188,110
State Street Corp.	2,066	144,620
		877,293
Consumer Finance – 3.2%
Capital One Financial Corp.	6,533	681,131
Discover Financial Services	10,988	917,937
		1,599,068
Diversified Financial Services – 4.4%
Berkshire Hathaway, Inc. Class B (a)	9,492	2,162,942
Insurance – 3.6%
American International Group, Inc.	7,081	265,113
Chubb Ltd.	4,328	630,460
The Allstate Corp.	1,572	168,487
The Travelers Cos., Inc.	5,121	697,992
		1,762,052
TOTAL FINANCIALS		10,005,412
HEALTH CARE – 16.2%
Biotechnology – 3.8%
Alexion Pharmaceuticals, Inc. (a)	4,112	630,493
Amgen, Inc.	3,416	824,725
Regeneron Pharmaceuticals, Inc. (a)	857	431,791
		1,887,009
Health Care Providers & Services – 9.3%
Anthem, Inc.	1,887	560,401

See accompanying notes which are an integral part of the financial statements.
14	Semi-Annual Report

Fidelity® Blue Chip Value ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
Centene Corp. (a)	15,877	$ 957,383
Cigna Corp.	5,649	1,226,115
CVS Health Corp.	8,510	609,742
Humana, Inc.	453	173,549
UnitedHealth Group, Inc.	3,192	1,064,787
		4,591,977
Pharmaceuticals – 3.1%
Bristol-Myers Squibb Co.	17,288	1,062,002
Sanofi ADR	9,581	452,319
		1,514,321
TOTAL HEALTH CARE		7,993,307
INDUSTRIALS – 9.8%
Air Freight & Logistics – 0.3%
XPO Logistics, Inc. (a)	1,539	169,921
Building Products – 2.3%
Carrier Global Corp.	4,420	170,170
Owens Corning	6,712	520,851
Trane Technologies PLC	3,041	435,927
		1,126,948
Electrical Equipment – 1.0%
Regal-Beloit Corp.	3,873	485,984
Industrial Conglomerates – 1.5%
3M Co.	4,377	768,864
Machinery – 4.3%
ITT, Inc.	5,596	418,077
Oshkosh Corp.	7,459	683,170
Otis Worldwide Corp.	4,202	271,659
Pentair PLC	7,499	408,396
Stanley Black & Decker, Inc.	1,863	323,212
		2,104,514
Trading Companies & Distributors – 0.4%
United Rentals, Inc. (a)	778	189,062
TOTAL INDUSTRIALS		4,845,293
INFORMATION TECHNOLOGY – 6.8%
Communications Equipment – 2.3%
Cisco Systems, Inc.	25,851	1,152,438
Electronic Equipment, Instruments & Components – 1.5%
TE Connectivity Ltd.	6,334	762,614
IT Services – 1.7%
Amdocs Ltd.	4,227	298,511
Cognizant Technology Solutions Corp. Class A	6,608	515,093
		813,604
Semiconductors & Semiconductor Equipment – 0.7%
NXP Semiconductors N.V.	1,858	298,153

	Shares	Value

ON Semiconductor Corp. (a)	1,682	$ 58,012
		356,165
Software – 0.6%
NortonLifelock, Inc.	13,259	279,367
TOTAL INFORMATION TECHNOLOGY		3,364,188
MATERIALS – 3.1%
Chemicals – 1.7%
Albemarle Corp.	340	55,304
DuPont de Nemours, Inc.	9,775	776,624
		831,928
Metals & Mining – 1.4%
BHP Group Ltd. ADR	920	61,438
Newmont Corp.	10,708	638,197
		699,635
TOTAL MATERIALS		1,531,563
REAL ESTATE – 2.9%
Equity Real Estate Investment Trusts (REITs) – 0.9%
American Tower Corp.	498	113,225
Simon Property Group, Inc.	3,367	312,896
		426,121
Real Estate Management & Development – 2.0%
CBRE Group, Inc. Class A (a)	16,139	984,156
TOTAL REAL ESTATE		1,410,277
UTILITIES – 10.9%
Electric Utilities – 8.0%
Duke Energy Corp.	6,769	636,286
Evergy, Inc.	8,706	467,773
Exelon Corp.	16,179	672,399
FirstEnergy Corp.	1,442	44,356
PG&E Corp. (a)	50,761	580,198
Portland General Electric Co.	6,889	291,336
PPL Corp.	10,644	294,520
The Southern Co.	16,008	943,191
		3,930,059
Gas Utilities – 0.4%
Atmos Energy Corp.	2,379	211,731
Independent Power and Renewable Electricity Producers – 1.0%
The AES Corp.	5,744	140,096
Vistra Corp.	16,670	332,900
		472,996
Multi-Utilities – 1.5%
Dominion Energy, Inc.	6,866	500,463

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	15

Common Stocks – continued
	Shares	Value
UTILITIES – continued
Multi-Utilities – continued
NiSource, Inc.	11,265	$ 249,520
		749,983
TOTAL UTILITIES		5,364,769
TOTAL COMMON STOCKS (Cost $45,435,621)		47,800,879
Money Market Fund – 3.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,467,343)	1,467,343	1,467,343
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $46,902,964)		49,268,222
NET OTHER ASSETS (LIABILITIES) – (0.0%)		(18,243)
NET ASSETS – 100.0%		$ 49,249,979

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 5,879,435	$ 5,879,435	$ —	$ —
Consumer Discretionary	3,918,793	3,918,793	—	—
Consumer Staples	3,220,646	3,220,646	—	—
Energy	267,196	267,196	—	—
Financials	10,005,412	10,005,412	—	—
Health Care	7,993,307	7,993,307	—	—
Industrials	4,845,293	4,845,293	—	—
Information Technology	3,364,188	3,364,188	—	—
Materials	1,531,563	1,531,563	—	—
Real Estate	1,410,277	1,410,277	—	—
Utilities	5,364,769	5,364,769	—	—
Money Market Fund	1,467,343	1,467,343	—	—
Total Investments in Securities:	$ 49,268,222	$ 49,268,222	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
16	Semi-Annual Report

Fidelity® New Millennium ETF
Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.4%
	Shares	Value
COMMUNICATION SERVICES – 6.1%
Diversified Telecommunication Services – 2.0%
Cogent Communications Holdings, Inc.	1,872	$106,610
Verizon Communications, Inc.	8,726	477,749
		584,359
Media – 4.1%
Comcast Corp. Class A	16,162	801,150
Omnicom Group, Inc.	2,280	142,226
Sinclair Broadcast Group, Inc. Class A	3,043	95,885
The Interpublic Group of Cos., Inc.	6,065	145,985
		1,185,246
TOTAL COMMUNICATION SERVICES		1,769,605
CONSUMER DISCRETIONARY – 10.5%
Auto Components – 0.3%
Magna International, Inc.	1,475	103,619
Automobiles – 1.8%
General Motors Co.	6,006	304,384
Stellantis N.V.	15,373	234,131
		538,515
Hotels, Restaurants & Leisure – 0.6%
Churchill Downs, Inc.	870	163,081
Household Durables – 2.2%
D.R. Horton, Inc.	3,585	275,328
Mohawk Industries, Inc. (a)	1,158	166,289
NVR, Inc. (a)	43	191,198
		632,815
Internet & Direct Marketing Retail – 0.8%
Booking Holdings, Inc. (a)	117	227,487
Leisure Products – 0.8%
Peloton Interactive, Inc. Class A (a)	993	145,107
Smith & Wesson Brands, Inc.	4,544	75,249
		220,356
Specialty Retail – 2.2%
AutoZone, Inc. (a)	145	162,163
Best Buy Co., Inc.	1,662	180,859
National Vision Holdings, Inc. (a)	1,818	84,301
The TJX Cos., Inc.	3,469	222,155
		649,478
Textiles, Apparel & Luxury Goods – 1.8%
PVH Corp.	1,727	147,244
Ralph Lauren Corp.	918	92,764
Tapestry, Inc.	5,324	168,345
Under Armour, Inc. Class A (a)	5,786	101,255
		509,608
TOTAL CONSUMER DISCRETIONARY		3,044,959

	Shares	Value
CONSUMER STAPLES – 3.6%
Beverages – 1.0%
Diageo PLC ADR	1,057	$169,405
Molson Coors Beverage Co. Class B	2,190	109,851
		279,256
Food & Staples Retailing – 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	942	39,630
The Kroger Co.	6,454	222,663
		262,293
Household Products – 0.3%
Energizer Holdings, Inc.	2,175	95,352
Personal Products – 0.5%
Edgewell Personal Care Co.	4,267	142,518
Tobacco – 0.9%
Altria Group, Inc.	6,244	256,503
TOTAL CONSUMER STAPLES		1,035,922
ENERGY – 9.5%
Energy Equipment & Services – 0.9%
Oceaneering International, Inc. (a)	8,084	68,310
Schlumberger N.V.	6,521	144,831
TechnipFMC PLC	4,494	48,041
		261,182
Oil, Gas & Consumable Fuels – 8.6%
Cabot Oil & Gas Corp.	7,281	133,461
Cenovus Energy, Inc.	32,654	192,985
Cheniere Energy, Inc. (a)	5,342	338,309
Exxon Mobil Corp.	16,160	724,614
Golar LNG Ltd. (a)	11,499	124,534
Hess Corp.	10,127	546,656
The Williams Cos., Inc.	13,705	290,957
Valero Energy Corp.	2,494	140,736
		2,492,252
TOTAL ENERGY		2,753,434
FINANCIALS – 18.5%
Banks – 9.1%
Bank of America Corp.	20,711	614,081
Comerica, Inc.	2,521	144,201
HDFC Bank Ltd. ADR (a)	3,341	240,886
The PNC Financial Services Group, Inc.	4,098	588,145
Wells Fargo & Co.	35,062	1,047,653
		2,634,966
Capital Markets – 2.8%
Morgan Stanley	4,603	308,631
The Goldman Sachs Group, Inc.	1,224	331,912
Virtu Financial, Inc. Class A	6,059	168,259
		808,802
Insurance – 5.5%
American International Group, Inc.	14,361	537,676

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	17

Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Insurance – continued
Arch Capital Group Ltd. (a)	7,545	$ 236,988
Chubb Ltd.	2,860	416,616
First American Financial Corp.	1,795	93,861
MetLife, Inc.	5,193	250,043
RenaissanceRe Holdings Ltd.	480	72,211
		1,607,395
Thrifts & Mortgage Finance – 1.1%
Radian Group, Inc.	16,078	308,697
TOTAL FINANCIALS		5,359,860
HEALTH CARE – 16.1%
Biotechnology – 1.8%
Amgen, Inc.	1,347	325,206
Regeneron Pharmaceuticals, Inc. (a)	240	120,922
Viela Bio, Inc. (a)	1,680	58,262
		504,390
Health Care Equipment & Supplies – 4.3%
Becton Dickinson and Co.	1,313	343,730
Boston Scientific Corp. (a)	8,762	310,526
Danaher Corp.	1,619	385,063
Hologic, Inc. (a)	2,466	196,614
		1,235,933
Health Care Providers & Services – 4.5%
Centene Corp. (a)	4,263	257,059
Cigna Corp.	1,540	334,257
Oak Street Health, Inc. (a)	2,386	123,762
UnitedHealth Group, Inc.	1,392	464,343
Universal Health Services, Inc. Class B	1,011	126,052
		1,305,473
Life Sciences Tools & Services – 1.0%
Bruker Corp.	5,185	300,160
Pharmaceuticals – 4.5%
Bristol-Myers Squibb Co.	5,660	347,694
Eli Lilly & Co.	2,500	519,925
Sanofi ADR	3,868	182,608
Viatris, Inc. (a)	15,469	262,818
		1,313,045
TOTAL HEALTH CARE		4,659,001
INDUSTRIALS – 16.2%
Aerospace & Defense – 3.4%
General Dynamics Corp.	1,838	269,598
Huntington Ingalls Industries, Inc.	1,724	271,237
Kratos Defense & Security Solutions, Inc. (a)	5,893	156,400
Northrop Grumman Corp.	1,017	291,482
		988,717

	Shares	Value

Air Freight & Logistics – 0.6%
XPO Logistics, Inc. (a)	1,496	$ 165,173
Airlines – 0.4%
JetBlue Airways Corp. (a)	7,213	103,435
Building Products – 0.6%
Fortune Brands Home & Security, Inc.	1,975	170,344
Commercial Services & Supplies – 0.9%
IAA, Inc. (a)	734	41,941
Stericycle, Inc. (a)	2,175	142,419
US Ecology, Inc.	1,994	65,802
		250,162
Construction & Engineering – 1.0%
AECOM (a)	3,724	186,572
Argan, Inc.	2,463	106,476
		293,048
Electrical Equipment – 0.6%
Sensata Technologies Holding PLC (a)	3,437	187,317
Industrial Conglomerates – 6.8%
General Electric Co.	183,815	1,963,144
Machinery – 1.2%
Donaldson Co., Inc.	1,770	105,209
Ingersoll Rand, Inc. (a)	3,366	140,833
Pentair PLC	2,100	114,366
		360,408
Road & Rail – 0.7%
Knight-Swift Transportation Holdings, Inc.	5,003	200,120
TOTAL INDUSTRIALS		4,681,868
INFORMATION TECHNOLOGY – 10.8%
Communications Equipment – 2.4%
Cisco Systems, Inc.	10,474	466,931
Telefonaktiebolaget LM Ericsson ADR	17,708	220,819
		687,750
Electronic Equipment, Instruments & Components – 1.5%
Amphenol Corp. Class A	1,624	202,805
Keysight Technologies, Inc. (a)	1,718	243,252
		446,057
IT Services – 4.0%
Affirm Holdings, Inc. (a)	90	8,963
Akamai Technologies, Inc. (a)	1,882	208,958
Euronet Worldwide, Inc. (a)	897	112,089
Fidelity National Information Services, Inc.	1,801	222,352
Leidos Holdings, Inc.	1,389	147,317
Science Applications International Corp.	396	38,028
Visa, Inc. Class A	2,172	419,739
		1,157,446
Semiconductors & Semiconductor Equipment – 2.9%
Analog Devices, Inc.	1,363	200,811
See accompanying notes which are an integral part of the financial statements.
18	Semi-Annual Report

Fidelity® New Millennium ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Intel Corp.	7,710	$427,982
Lam Research Corp.	440	212,938
		841,731
TOTAL INFORMATION TECHNOLOGY		3,132,984
MATERIALS – 3.1%
Chemicals – 0.8%
Nutrien Ltd.	2,513	123,564
Olin Corp.	4,899	117,135
		240,699
Containers & Packaging – 1.3%
Avery Dennison Corp.	876	132,162
O-I Glass, Inc.	18,935	239,338
		371,500
Metals & Mining – 1.0%
Commercial Metals Co.	3,510	69,112
Royal Gold, Inc.	1,384	147,922
Steel Dynamics, Inc.	2,288	78,410
		295,444
TOTAL MATERIALS		907,643
REAL ESTATE – 3.0%
Equity Real Estate Investment Trusts (REITs) – 3.0%
Cousins Properties, Inc.	2,737	86,325
Gaming and Leisure Properties, Inc.	4,176	171,759
Healthcare Trust of America, Inc. Class A	3,428	96,841
Simon Property Group, Inc.	1,161	107,892

	Shares	Value

Spirit Realty Capital, Inc.	4,041	$ 155,821
VEREIT, Inc.	2,144	75,533
VICI Properties, Inc.	7,114	179,842
TOTAL REAL ESTATE		874,013
UTILITIES – 2.0%
Electric Utilities – 2.0%
Duke Energy Corp.	3,596	338,024
The Southern Co.	4,132	243,457
TOTAL UTILITIES		581,481
TOTAL COMMON STOCKS (Cost $27,135,417)		28,800,770
Money Market Fund – 0.5%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $152,115)	152,115	152,115
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $27,287,532)		28,952,885
NET OTHER ASSETS (LIABILITIES) – 0.1%		19,678
NET ASSETS – 100.0%		$ 28,972,563

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 1,769,605	$ 1,769,605	$ —	$ —
Consumer Discretionary	3,044,959	3,044,959	—	—
Consumer Staples	1,035,922	1,035,922	—	—
Energy	2,753,434	2,753,434	—	—
Financials	5,359,860	5,359,860	—	—
Health Care	4,659,001	4,659,001	—	—
Industrials	4,681,868	4,681,868	—	—
Information Technology	3,132,984	3,132,984	—	—
Materials	907,643	907,643	—	—
Real Estate	874,013	874,013	—	—
Utilities	581,481	581,481	—	—
Money Market Fund	152,115	152,115	—	—
Total Investments in Securities:	$ 28,952,885	$ 28,952,885	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	19

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20

Financial Statements
Statements of Assets and Liabilities
January 31, 2021 (Unaudited)
	Fidelity Blue Chip Growth ETF	Fidelity Blue Chip Value ETF	Fidelity New Millennium ETF
Assets
Investments in securities, at value – See accompanying schedule:	$ 239,664,016	$ 49,268,222	$ 28,952,885
Foreign currency held at value (cost $57, $— and $—, respectively)	57	—	—
Receivable for investments sold	2,697,701	639,122	17,342
Dividends receivable	21,904	44,669	15,636
Total assets	242,383,678	49,952,013	28,985,863
Liabilities
Payable to custodian bank	1,340	—	—
Payable for investments purchased	2,115,019	678,338	—
Accrued management fees	106,507	23,696	13,300
Total liabilities	2,222,866	702,034	13,300
Net Assets	$240,160,812	$49,249,979	$28,972,563
Net Assets consist of:
Paid in capital	213,833,148	46,744,886	27,287,239
Total accumulated earnings (loss)	26,327,664	2,505,093	1,685,324
Net Assets	$240,160,812	$49,249,979	$28,972,563
Shares outstanding	8,325,000	2,050,000	1,200,000
Net Asset Value per share	$ 28.85	$ 24.02	$ 24.14
Investments at cost	$212,991,814	$46,902,964	$27,287,532
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	21

Statements of Operations
For the six months ended January 31, 2021 (Unaudited)
	Fidelity Blue Chip Growth ETF	Fidelity Blue Chip Value ETF	Fidelity New Millennium ETF
Investment Income
Dividends	$ 190,280	$ 203,088	$ 150,653
Interest	3	—	—
Special dividends	—	—	32,121
Total income	190,283	203,088	150,653
Expenses
Management fees	373,622	69,833	41,742
Independent trustees' fees and expenses	204	35	23
Total expenses before reductions	373,826	69,868	41,765
Expense reductions	(771)	(326)	(160)
Total expenses	373,055	69,542	41,605
Net investment income (loss)	(182,772)	133,546	109,048
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(1,041,281)	(11,216)	64,754
Net realized gain (loss) on In-kind redemptions	985,608	192,510	—
Net realized gain (loss) on futures contracts	1,930	5,672	546
Net realized gain (loss) on foreign currency transactions	(68)	—	—
Total net realized gain (loss)	(53,811)	186,966	65,300
Change in net unrealized appreciation (depreciation) on investment securities	24,140,459	2,284,554	1,579,731
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	39	—	—
Total change in net unrealized appreciation (depreciation)	24,140,498	2,284,554	1,579,731
Net gain (loss)	24,086,687	2,471,520	1,645,031
Net increase (decrease) in net assets resulting from operations	$23,903,915	$2,605,066	$1,754,079
See accompanying notes which are an integral part of the financial statements.
22	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Blue Chip Growth ETF		Fidelity Blue Chip Value ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020A	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (182,772)	$ (11,109)	$ 133,546	$ 8,392
Net realized gain (loss)	(53,811)	(84,333)	186,966	(83,069)
Change in net unrealized appreciation (depreciation)	24,140,498	2,531,741	2,284,554	80,704
Net increase (decrease) in net assets resulting from operations	23,903,915	2,436,299	2,605,066	6,027
Distributions to shareholders	(12,550)	—	(102,500)	(3,500)
Share transactions
Proceeds from sales of shares	180,340,764	39,057,852	41,755,386	8,090,408
Cost of shares redeemed	(5,565,468)	—	(3,100,908)	—
Net increase (decrease) in net assets resulting from share transactions	174,775,296	39,057,852	38,654,478	8,090,408
Total increase (decrease) in net assets	198,666,661	41,494,151	41,157,044	8,092,935
Net Assets
Beginning of period	41,494,151	—	8,092,935	—
End of period	$240,160,812	$41,494,151	$49,249,979	$8,092,935
Other Information
Shares
Sold	6,725,000	1,825,000	1,800,000	400,000
Redeemed	(225,000)	—	(150,000)	—
Net increase (decrease)	6,500,000	1,825,000	1,650,000	400,000

A	For the period June 2, 2020 (commencement of operations) to July 31, 2020.
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	23

Statements of Changes in Net Assets
	Fidelity New Millennium ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 109,048	$ 6,701
Net realized gain (loss)	65,300	(13,928)
Change in net unrealized appreciation (depreciation)	1,579,731	85,622
Net increase (decrease) in net assets resulting from operations	1,754,079	78,395
Distributions to shareholders	(144,150)	(3,000)
Share transactions
Proceeds from sales of shares	21,876,486	6,036,688
Cost of shares redeemed	(625,935)	—
Net increase (decrease) in net assets resulting from share transactions	21,250,551	6,036,688
Total increase (decrease) in net assets	22,860,480	6,112,083
Net Assets
Beginning of period	6,112,083	—
End of period	$28,972,563	$6,112,083
Other Information
Shares
Sold	925,000	300,000
Redeemed	(25,000)	—
Net increase (decrease)	900,000	300,000

A	For the period June 2, 2020 (commencement of operations) to July 31, 2020.
See accompanying notes which are an integral part of the financial statements.
24	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Blue Chip Growth ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020A
Selected Per-Share Data
Net asset value, beginning of period	$ 22.74	$ 20.00
Income from Investment Operations
Net investment income (loss)B	(0.04)	(0.01)
Net realized and unrealized gain (loss)	6.15	2.75
Total from investment operations	6.11	2.74
Distributions from net investment income	(0.00) C	—
Total distributions	(0.00) C	—
Net asset value, end of period	$ 28.85	$ 22.74
Total ReturnD,E,F	26.89%	13.68%
Ratios to Average Net AssetsG,H
Expenses before reductions	.60% I	.59%
Expenses net of fee waivers, if any	.60% I	.59%
Expenses net of all reductions	.60% I	.59%
Net investment income (loss)	(.29)%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$240,161	$41,494
Portfolio turnover rateJ,K,L	36%	11%

A	For the period June 2, 2020 (commencement of operations) to July 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Amount represents less than $0.005 per share.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Annualized.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Amount not annualized.
L	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	25

Financial Highlights
	Fidelity Blue Chip Value ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020A
Selected Per-Share Data
Net asset value, beginning of period	$ 20.23	$20.00
Income from Investment Operations
Net investment income (loss)B	0.13	0.03
Net realized and unrealized gain (loss)	3.75	0.21 C
Total from investment operations	3.88	0.24
Distributions from net investment income	(0.09)	(0.01)
Total distributions	(0.09)	(0.01)
Net asset value, end of period	$ 24.02	$20.23
Total ReturnD,E,F	19.24%	1.23%
Ratios to Average Net AssetsG,H
Expenses before reductions	.60% I	.59%
Expenses net of fee waivers, if any	.60% I	.59%
Expenses net of all reductions	.60% I	.59%
Net investment income (loss)	1.14%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$49,250	$8,093
Portfolio turnover rateJ,K,L	71%	20%

A	For the period June 2, 2020 (commencement of operations) to July 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Annualized.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Amount not annualized.
L	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
26	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity New Millennium ETF
	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020A
Selected Per-Share Data
Net asset value, beginning of period	$ 20.37	$20.00
Income from Investment Operations
Net investment income (loss)B	0.18 C	0.03
Net realized and unrealized gain (loss)	3.61	0.36
Total from investment operations	3.79	0.39
Distributions from net investment income	(0.02)	(0.02)
Total distributions	(0.02)	(0.02)
Net asset value, end of period	$ 24.14	$20.37
Total ReturnD,E,F	19.54%	1.95%
Ratios to Average Net AssetsG,H
Expenses before reductions	.60% I	.59%
Expenses net of fee waivers, if any	.60% I	.59%
Expenses net of all reductions	.60% I	.59%
Net investment income (loss)	1.56%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$28,973	$6,112
Portfolio turnover rateJ,K,L	43%	10%

A	For the period June 2, 2020 (commencement of operations) to July 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.10%.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Annualized.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Amount not annualized.
L	Portfolio turnover rate excludes securities received or delivered in-kind.
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	27

Notes to Financial Statements
For the period ended January 31, 2021 (Unaudited)
1. Organization.
Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF and Fidelity New Millennium ETF (the Funds) are non-diversified exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and may be categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2021, is included at the end of each Fund’s Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
28	Semi-Annual Report

Notes to Financial Statements  – continued
2. Significant Accounting Policies – continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the Cboe BZX Exchange, Inc. (CboeBZX), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the any underlying mutual funds or exchange-traded funds (ETFs). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to futures, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Blue Chip Growth ETF	$ 214,533,334	$ 28,381,079	$ (3,250,397)	$ 25,130,682
Fidelity Blue Chip Value ETF	47,293,618	2,809,502	(834,898)	1,974,604
Fidelity New Millennium ETF	27,452,882	1,944,273	(444,270)	1,500,003
Semi-Annual Report	29

2. Significant Accounting Policies – continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.
	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Blue Chip Growth ETF	$ —	$ —	$ —
Fidelity Blue Chip Value ETF	(1,182)	—	(1,182)
Fidelity New Millennium ETF	—	—	—
Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.
The Funds' use of derivatives increased or decreased their exposure to the following risk:
Equity risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statements of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
30	Semi-Annual Report

Notes to Financial Statements  – continued
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.
	Purchases	Sales
Fidelity Blue Chip Growth ETF	$ 143,444,066	$ 45,555,798
Fidelity Blue Chip Value ETF	35,012,301	16,315,630
Fidelity New Millennium ETF	17,705,198	6,059,227
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-kind Subscriptions	In-kind Redemptions
Fidelity Blue Chip Growth ETF	$ 79,274,217	$ 4,243,623
Fidelity Blue Chip Value ETF	21,268,589	2,669,923
Fidelity New Millennium ETF	9,489,305	—
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of 0.59% of each Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other miscellaneous expenses such as proxy and shareholder meeting expense.
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in the net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statements of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Blue Chip Growth ETF	$783
Fidelity Blue Chip Value ETF	368
Fidelity New Millennium ETF	232
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.
	Purchases	Sales
Fidelity Blue Chip Growth ETF	$ 4,927,887	$ 246,759
Fidelity Blue Chip Value ETF	385,515	129,609
Fidelity New Millennium ETF	150,022	44,849
6. Expense Reductions.
Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset expenses. In addition, through arrangements with each applicable Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund’s expenses. All of the applicable expense reductions are noted in the table below.
	Brokerage service rebates	Custodian credits
Fidelity Blue Chip Growth ETF	$ 770	$ 1
Fidelity Blue Chip Value ETF	326	—
Fidelity New Millennium ETF	160	—
7. Share Transactions.
The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a Fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.
Semi-Annual Report	31

8. Other.
The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
9. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds’ performance.
32	Semi-Annual Report

Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2020 to January 31, 2021).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During PeriodB August 1, 2020 to January 31, 2021
Fidelity Blue Chip Growth ETF	0.60%
Actual		$ 1,000.00	$ 1,268.90	$ 3.43
Hypothetical C		$ 1,000.00	$ 1,022.18	$ 3.06
Fidelity Blue Chip Value ETF	0.60%
Actual		$ 1,000.00	$ 1,192.40	$ 3.32
Hypothetical C		$ 1,000.00	$ 1,022.18	$ 3.06
Fidelity New Millennium ETF	0.60%
Actual		$ 1,000.00	$ 1,195.40	$ 3.32
Hypothetical C		$ 1,000.00	$ 1,022.18	$ 3.06

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
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36	Semi-Annual Report

GTF-SANN-0321
1.9897895.100

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1)	Not applicable.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 23, 2021

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 23, 2021